UNITEDSTATES

SECURITIESANDEXCHANGECOMMISSION

Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811- 04661
Exact name of registrant as specified in charter:	Prudential Global Total Return Fund, Inc.
Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102
Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102
Registrant's telephone number, including area code:	800-225-1852
Date of fiscal year end:	10/31/2020
Date of reporting period:	4/30/2020

Item 1 – Reports to Stockholders

PGIM GLOBAL TOTAL RETURN FUND

SEMIANNUAL REPORT

APRIL 30, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Global Total Return Fund informative and useful. The report covers performance for the six-month period ended April 30, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Global Total Return Fund

June 15, 2020

PGIM Global Total Return Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 4/30/20 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–4.17	0.08	2.77	4.06	—
Class B	–4.67	–2.35	2.48	3.62	—
Class C	–4.54	1.69	2.69	3.68	—
Class Z	–4.16	3.54	3.69	4.66	—
Class R2	–4.33	3.08	N/A	N/A	2.18 (12/27/17)
Class R4	–4.22	3.34	N/A	N/A	2.43 (12/27/17)
Class R6	–3.94	3.78	3.75	N/A	3.58 (2/3/12)
Bloomberg Barclays Global Aggregate Bond Index
	1.45	6.56	2.82	2.67	—

Average Annual Total Returns as of 4/30/20 Since Inception (%)
	Class R2, R4 (12/27/17)	Class R6 (2/3/12)
Bloomberg Barclays Global Aggregate Bond Index	3.06	1.65

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z	Class R2	Class R4	Class R6
Maximum initial sales charge	3.25% of the public offering price.	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	For purchases on or after July 15, 2019: 1.00% on sales of $500,000 or more made within 12 months of purchase. For purchases prior to July 15, 2019: 1.00% on sales of $1 million or more made within 12 months of purchase.	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5/6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	1.00%	None	0.25%	None	None
Shareholder service fees	None	None	None	None	0.10%	0.10%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through reinvestment of dividends and/or capital gains. Effective on or about June 26, 2020, all issued and outstanding Class B shares will be automatically converted to Class A shares. See the supplement included with this shareholder report for details.

PGIM Global Total Return Fund	5

Your Fund’s Performance (continued)

Benchmark Definitions

Bloomberg Barclays Global Aggregate Bond Index—The Bloomberg Barclays Global Aggregate Bond Index is an unmanaged index of global investment-grade fixed income markets. The three major components of this index are the US Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The Index also includes euro dollar and euro-yen corporate bonds, and Canadian government, agency, and corporate securities.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

Distributions and Yields as of 4/30/20
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.28	2.76	2.71
Class B	0.26	2.14	–0.96
Class C	0.26	2.12	2.09
Class Z	0.29	3.10	3.08
Class R2	0.28	2.66	2.64
Class R4	0.29	2.90	2.60
Class R6	0.30	3.19	3.19

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Credit Quality expressed as a percentage of total investments as of 4/30/20 (%)
AAA	17.5
AA	9.5
A	17.4
BBB	25.5
BB	10.6
B	4.2
CCC	0.8
CC	0.4
Not Rated	9.0
Cash/Cash Equivalents	5.1
Total	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change.

PGIM Global Total Return Fund	7

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2020. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

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and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Global Total Return Fund		Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$958.30	0.88%	$4.28
	Hypothetical	$1,000.00	$1,020.49	0.88%	$4.42
Class B	Actual	$1,000.00	$953.30	1.63%	$7.92
	Hypothetical	$1,000.00	$1,016.76	1.63%	$8.17
Class C	Actual	$1,000.00	$954.60	1.63%	$7.92
	Hypothetical	$1,000.00	$1,016.76	1.63%	$8.17
Class Z	Actual	$1,000.00	$958.40	0.63%	$3.07
	Hypothetical	$1,000.00	$1,021.73	0.63%	$3.17
Class R2	Actual	$1,000.00	$956.70	1.08%	$5.25
	Hypothetical	$1,000.00	$1,019.49	1.08%	$5.42
Class R4	Actual	$1,000.00	$957.80	0.83%	$4.04
	Hypothetical	$1,000.00	$1,020.74	0.83%	$4.17
Class R6	Actual	$1,000.00	$960.60	0.54%	$2.63
	Hypothetical	$1,000.00	$1,022.18	0.54%	$2.72

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2020, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Global Total Return Fund	9

Schedule of Investments (unaudited)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 91.9%

ASSET-BACKED SECURITIES 14.2%

Cayman Islands 9.0%
Anchorage Capital CLO LLC,
Series 2019-13A, Class A, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)	2.689	%(c)	04/15/32	10,000	$9,647,151
Anchorage Capital CLO Ltd.,
Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	2.488	(c)	07/22/32	20,000	18,936,828
ArrowMark Colorado Holdings,
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	2.499	(c)	07/15/29	500	482,757
Battalion CLO Ltd.,
Series 2015-08A, Class A1R2, 144A, 3 Month LIBOR + 1.070%
(Cap N/A, Floor 1.070%)	2.205	(c)	07/18/30	5,500	5,304,308
Benefit Street Partners CLO Ltd.,
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	2.469	(c)	07/15/29	1,250	1,218,002
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	2.469	(c)	10/15/30	750	727,633
BlueMountain CLO Ltd.,
Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)	3.005	(c)	08/20/32	11,000	10,166,993
Brookside Mill CLO Ltd.,
Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	2.485	(c)	01/17/28	4,000	3,579,914
Canyon Capital CLO Ltd.,
Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	2.469	(c)	04/15/29	3,750	3,653,828
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-03A, Class A1R, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	2.155	(c)	10/20/29	5,500	5,304,091
Carlyle US CLO Ltd.,
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)	2.155	(c)	04/20/31	12,500	11,762,242
CBAM Ltd.,
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)	2.495	(c)	10/20/32	25,000	23,588,927
Cent CLO Ltd.,
Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.790	(c)	04/30/31	15,000	14,373,801
Elevation CLO Ltd.,
Series 2015-04A, Class BR, 144A, 3 Month LIBOR + 1.670% (Cap N/A, Floor 0.000%)	2.805	(c)	04/18/27	10,000	9,636,758

See Notes to Financial Statements.

PGIM Global Total Return Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Cayman Islands (cont’d.)
KVK CLO Ltd.,
Series 2018-01A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	3.345	%(c)	05/20/29	5,000	$4,608,768
Madison Park Funding Ltd.,
Series 2016-21A, Class A1AR, 144A, 3 Month LIBOR + 1.350%
(Cap N/A, Floor 1.350%)	2.569	(c)	10/15/32	10,000	9,627,132
Mariner CLO Ltd.,
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	2.101	(c)	04/25/31	6,250	5,954,754
MidOcean Credit CLO,
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	2.255	(c)	07/19/28	8,000	7,735,271
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	3.345	(c)	02/20/31	2,000	1,840,581
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	2.285	(c)	07/20/31	2,000	1,883,404
Mountain View CLO Ltd.,
Series 2015-09A, Class A2R, 144A, 3 Month LIBOR + 1.780% (Cap N/A, Floor 0.000%)	2.999	(c)	07/15/31	5,750	5,208,805
OCP CLO Ltd.,
Series 2019-17A, Class A1, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	2.465	(c)	07/20/32	5,000	4,843,659
OZLM Ltd.,
Series 2014-06A, Class A2AS, 144A, 3 Month LIBOR + 1.750%
(Cap N/A, Floor 0.000%)	2.885	(c)	04/17/31	2,000	1,824,270
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	2.185	(c)	04/20/31	5,000	4,797,101
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)	2.525	(c)	07/20/32	8,000	7,433,774
Race Point CLO Ltd.,
Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	2.735	(c)	02/20/30	8,650	8,314,831
Shackleton CLO Ltd.,
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	2.842	(c)	05/07/31	5,000	4,706,440
Series 2014-05RA, Class B, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)	3.442	(c)	05/07/31	6,500	5,881,944
Series 2017-10A, Class BR, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	2.685	(c)	04/20/29	10,000	9,141,860
Silver Creek CLO Ltd.,
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	2.375	(c)	07/20/30	500	484,440

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Cayman Islands (cont’d.)
Sound Point CLO Ltd.,
Series 2016-02A, Class BR, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)	2.935	%(c)	10/20/28	3,000	$2,783,323
Series 2016-03A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	2.193	(c)	01/23/29	8,000	7,634,147
Series 2017-03A, Class A1B, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	2.355	(c)	10/20/30	500	477,246
TCW CLO Ltd.,
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.871	(c)	07/29/29	20,000	19,424,958
Series 2018-01A, Class A1A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	2.041	(c)	04/25/31	15,000	14,355,372
Series 2020-01A, Class B, 144A, 3 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	4.360	(c)	04/20/28	17,250	17,250,000
Telos CLO Ltd.,
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	2.435	(c)	07/17/26	525	518,745
TIAA CLO Ltd.,
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	2.335	(c)	07/20/31	2,000	1,915,754
TICP CLO Ltd.,
Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)	2.435	(c)	07/20/27	5,187	4,707,577
Trinitas CLO Ltd.,
Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	2.619	(c)	07/15/27	5,000	4,687,198
Tryon Park CLO Ltd.,
Series 2013-01A, Class A2R, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	2.719	(c)	04/15/29	3,700	3,415,848
Voya CLO Ltd.,
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	1.961	(c)	04/25/31	4,500	4,320,275
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	2.285	(c)	01/17/31	2,500	2,337,715
York CLO Ltd.,
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	2.248	(c)	01/22/31	5,000	4,760,677
Zais CLO Ltd.,
Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190% (Cap N/A, Floor 0.000%)	3.409	(c)	07/15/31	8,500	7,718,568

See Notes to Financial Statements.

PGIM Global Total Return Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Cayman Islands (cont’d.)
Zais CLO Ltd., (cont’d.)
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)	2.589	%(c)	07/15/29		4,211	$3,984,713
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	2.509	(c)	04/15/30		744	690,593
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)	2.169	(c)	04/15/29		7,171	6,731,370

						310,384,346

Ireland 1.2%
Anchorage Capital Europe CLO,
Series 01X, Class A2	1.500		01/15/31	EUR	8,250	8,867,579
Arbour CLO DAC,
Series 03A, Class B1R, 144A	1.920		03/15/29	EUR	4,000	4,216,906
Armada Euro CLO DAC,
Series 02A, Class A3, 144A	1.500		11/15/31	EUR	1,500	1,614,495
Carlyle Euro CLO Ltd.,
Series 2019-02A, Class A1B, 144A, 3 Month EURIBOR + 1.400%
(Cap N/A, Floor 1.400%)	1.400	(c)	08/15/32	EUR	8,000	8,235,436
Hayfin Emerald CLO DAC,
Series 02A, Class B2, 144A	2.650		05/27/32	EUR	4,000	4,251,451
OAK Hill European Credit Partners DAC,
Series 2017-06A, Class A2, 144A	1.150		01/20/32	EUR	3,000	3,200,429
St Paul’s CLO DAC,
Series 02A, Class ARRR, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750	(c)	10/15/30	EUR	11,000	11,710,201
Series 07A, Class B2R, 144A	2.400		04/30/30	EUR	1,000	1,068,647

						43,165,144

Spain 0.2%
TFS,
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900	(c)	04/16/23	EUR	7,266	7,129,685

United States 3.8%
ABFC Trust,
Series 2004-OPT05, Class A1, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.350%)	1.187	(c)	06/25/34		680	629,308
ACE Securities Corp. Home Equity Loan Trust,
Series 2005-HE2, Class M4, 1 Month LIBOR + 0.960% (Cap N/A, Floor 0.640%)	1.447	(c)	04/25/35		155	154,613

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

United States (cont’d.)
Ameriquest Mortgage Securities, Inc., Asset-Backed
Pass-Through Certificates,
Series 2002-02, Class M3, 1 Month LIBOR + 2.655%
(Cap N/A, Floor 1.770%)	3.142	%(c)	08/25/32	450	$437,615
Series 2002-03, Class M3, 1 Month LIBOR + 2.850%
(Cap N/A, Floor 1.900%)	3.337	(c)	08/25/32	239	229,466
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-W02, Class A2C, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.360%)	0.847	(c)	10/25/35	326	324,823
Battalion CLO Ltd.,
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	2.762	(c)	05/17/31	15,000	14,330,792
Chase Funding Loan Acquisition Trust,
Series 2004-AQ1, Class A2, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.400%)	1.287	(c)	05/25/34	160	156,571
Chase Funding Trust,
Series 2003-04, Class 2A2, 1 Month LIBOR + 0.600%
(Cap N/A, Floor 0.300%)	1.087	(c)	05/25/33	789	729,311
CHEC Loan Trust,
Series 2004-01, Class A3, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.500%)	1.487	(c)	07/25/34	645	603,714
CIT Mortgage Loan Trust,
Series 2007-01, Class 1A, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.837	(c)	10/25/37	1,002	980,636
Countrywide Asset-Backed Certificates,
Series 2002-05, Class MV1, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.000%)	1.987	(c)	03/25/33	100	97,724
Credit Suisse Mortgage Trust,
Series 2018-RPL08, Class A1, 144A	4.125	(cc)	07/25/58	2,749	2,704,172
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month LIBOR + 0.480%
(Cap N/A, Floor 0.240%)	0.967	(c)	01/25/34	646	594,622
Ford Credit Floorplan Master Owner Trust,
Series 2018-04, Class A	4.060		11/15/30	5,000	4,919,522
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	—	(p)	02/25/43	3,430	3,035,992
Series 2018-C, Class A, 144A	—	(p)	08/25/43	2,660	2,732,735
Series 2019-A, Class R, 144A	—	(p)	10/25/48	6,777	474,416
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A	4.000		01/25/59	1,564	1,484,297
Series 2019-GS02, Class A1, 144A	3.750		01/25/59	1,853	1,724,097

See Notes to Financial Statements.

PGIM Global Total Return Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

United States (cont’d.)
Legacy Mortgage Asset Trust, (cont’d.)
Series 2019-GS04, Class A1, 144A	3.438%		05/25/59	2,987	$2,797,449
Series 2019-SL01, Class A, 144A	4.000	(cc)	12/28/54	1,056	1,008,997
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A	2.780		04/20/28	2,300	2,046,877
Long Beach Mortgage Loan Trust,
Series 2003-04, Class AV1, 1 Month LIBOR + 0.620%
(Cap N/A, Floor 0.310%)	1.107	(c)	08/25/33	728	667,949
Series 2004-03, Class M1, 1 Month LIBOR + 0.855%
(Cap N/A, Floor 0.570%)	1.342	(c)	07/25/34	142	125,498
LSFVT,
Series 2019-01, 1 Month LIBOR + 2.000%^	2.985	(c)	05/02/22	6,744	6,743,899
MASTR Asset-Backed Securities Trust,
Series 2004-WMC02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)	1.387	(c)	04/25/34	1,356	1,297,664
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.800%)	1.687	(c)	08/25/35	52	50,445
Morgan Stanley ABS Capital, Inc. Trust,
Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	1.537	(c)	09/25/33	131	123,048
Morgan Stanley Dean Witter Capital, Inc. Trust,
Series 2002-AM3, Class A3, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.490%)	1.467	(c)	02/25/33	195	181,785
OneMain Direct Auto Receivables Trust,
Series 2017-02A, Class D, 144A	3.420		10/15/24	700	698,447
Series 2017-02A, Class E, 144A	4.740		11/14/25	1,000	995,980
Series 2019-01A, Class A, 144A	3.630		09/14/27	5,900	6,093,784
Series 2019-01A, Class B, 144A	3.950		11/14/28	1,300	1,276,665
OneMain Financial Issuance Trust,
Series 2017-01A, Class C, 144A	3.350		09/14/32	400	356,089
Oportun Funding LLC,
Series 2017-B, Class A, 144A	3.220		10/10/23	2,600	2,528,435
Series 2018-A, Class A, 144A	3.610		03/08/24	1,330	1,241,999
Series 2018-C, Class A, 144A	4.100		10/08/24	2,450	2,266,587
Series 2018-D, Class A, 144A	4.150		12/09/24	1,500	1,410,269
Series 2019-A, Class B, 144A	3.870		08/08/25	4,158	3,055,289
Option One Mortgage Acceptance Corp., Asset-Backed Certificates,
Series 2003-06, Class A2, 1 Month LIBOR + 0.660%
(Cap N/A, Floor 0.330%)	1.147	(c)	11/25/33	720	652,016

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

United States (cont’d.)
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	2.837	%(c)	04/25/23		4,290	$3,573,921
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	3.337	(c)	02/25/23		1,020	853,711
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	3.137	(c)	08/25/25		2,300	1,904,627
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A	—	(p)	12/15/45		10,441	10,746,279
Series 2019-D, Class 1PT, 144A	2.460	(cc)	01/16/46		10,993	11,217,382
Series 2019-F, Class PT1, 144A	1.870	(cc)	02/15/45		13,136	13,045,504
SoFi RR Funding Trust,
Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.737	(c)	11/29/24		9,620	9,585,300
Springleaf Funding Trust,
Series 2017-AA, Class C, 144A	3.860		07/15/30		800	688,781
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	3.287	(c)	06/25/24		9,330	7,605,843

						131,184,945

TOTAL ASSET-BACKED SECURITIES
(cost $519,519,597)						491,864,120

BANK LOANS 0.4%

France 0.0%
Ceva Sante Animale SA,
Term Loan, 1 - 6 Month EURIBOR + 4.750%
(Cap N/A, Floor 0.000%)	4.750	(c)	04/13/26	EUR	1,575	1,653,842

Germany 0.1%
Speedster Bidco GmbH,
Second Lien Term Loan, 6 Month EURIBOR + 6.250%
(Cap N/A, Floor 0.000%)	6.250	(c)	03/31/28	EUR	3,265	2,898,140

United Kingdom 0.3%
BBD Bidco Ltd.,
Facility B-1 Loan, 6 Month GBP LIBOR + 4.750%	5.451	(c)	11/13/26	GBP	2,125	2,346,345

See Notes to Financial Statements.

PGIM Global Total Return Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

BANK LOANS (Continued)

United Kingdom (cont’d.)
Froneri Finco SARL,
Second Lien Facility Loan, 6 Month EURIBOR + 5.750% (Cap N/A, Floor 0.000%)^	5.750	%(c)	01/31/28	EUR	6,400	$6,557,566
Richmond UK Bidco Ltd.,
Facility B, 1 - 6 Month GBP LIBOR + 4.250%	4.975	(c)	03/03/24	GBP	72	72,878

						8,976,789

United States 0.0%
Chesapeake Energy Corp.,
Class A Loan, 2 Month LIBOR + 8.000%	9.000	(c)	05/23/24		3,575	1,233,375

TOTAL BANK LOANS
(cost $18,584,484)						14,762,146

COMMERCIAL MORTGAGE-BACKED SECURITIES 6.1%

Canada 0.0%
Real Estate Asset Liquidity Trust,
Series 2020-01A, Class A1, 144A	2.381	(cc)	02/12/55	CAD	2,309	1,685,420

United Kingdom 0.0%
Salus European Loan Conduit DAC,
Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 6.500%, Floor 1.500%)	2.122	(c)	01/23/29	GBP	500	615,729

United States 6.1%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.203	(cc)	05/15/35		1,000	826,064
Series 2018-20TS, Class H, 144A	3.203	(cc)	05/15/35		1,000	791,690
BANK,
Series 2017-BNK05, Class A3	3.020		06/15/60		3,600	3,729,415
Series 2017-BNK06, Class A3	3.125		07/15/60		4,400	4,560,632
Series 2017-BNK07, Class A4	3.175		09/15/60		5,000	5,325,958
Series 2017-BNK09, Class A3	3.279		11/15/54		3,000	3,227,913
Series 2019-BN21, Class A3	2.458		10/17/52		6,293	6,391,260
Benchmark Mortgage Trust,
Series 2018-B02, Class A3	3.544		02/15/51		5,000	5,330,231
Series 2018-B03, Class A3	3.746		04/10/51		7,200	7,719,074
Series 2020-B17, Class A4	2.042		03/15/53		6,200	6,115,386

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000%
(Cap N/A, Floor 2.000%)	2.814	%(c)	10/15/36	3,153	$2,950,514
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300%
(Cap N/A, Floor 2.300%)	3.114	(c)	10/15/36	3,249	2,990,183
Series 2020-BXLP, Class F, 144A, 1 Month LIBOR + 2.000%
(Cap N/A, Floor 2.000%)	2.814	(c)	12/15/36	3,800	3,555,381
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A3	2.647		11/15/52	16,531	16,848,637
CF Mortgage Trust,
Series 2020-P01, Class A1, 144A	2.840	(cc)	04/15/52	9,500	9,519,269
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class XB, IO	0.605	(cc)	05/10/47	27,500	473,162
Series 2016-GC37, Class XB, IO	0.851	(cc)	04/10/49	33,868	1,231,285
Series 2016-P04, Class XB, IO	1.503	(cc)	07/10/49	9,100	642,246
Series 2017-P08, Class A2	3.109		09/15/50	2,000	2,084,350
Series 2018-B02, Class A3	3.744		03/10/51	7,500	8,262,339
Commercial Mortgage Trust,
Series 2012-CR01, Class XA, IO	2.029	(cc)	05/15/45	3,396	101,203
Series 2014-UBS04, Class XB, IO, 144A	0.294	(cc)	08/10/47	50,000	449,835
Series 2015-CR24, Class A4	3.432		08/10/48	4,008	4,239,254
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150%
(Cap N/A, Floor 2.150%)	2.964	(c)	05/15/36	12,125	11,197,271
CSAIL Commercial Mortgage Trust,
Series 2018-CX11, Class A3	4.095		04/15/51	2,250	2,395,190
Series 2019-C17, Class A3	2.769		09/15/52	12,444	12,757,651
DBJPM Mortgage Trust,
Series 2016-C03, Class A3	2.362		08/10/49	1,500	1,504,753
Series 2017-C06, Class A3	3.269		06/10/50	4,400	4,583,132
DBWF Mortgage Trust,
Series 2016-85T, Class E, 144A	3.808	(cc)	12/10/36	3,000	2,493,563
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class C, 144A	3.673	(cc)	09/10/35	500	477,415
FHLMC Multifamily Structured Pass-Through
Certificates,
Series K008, Class X1, IO	1.554	(cc)	06/25/20	4,650	162
Series K019, Class X1, IO	1.730	(cc)	03/25/22	8,906	223,566
Series K020, Class X1, IO	1.502	(cc)	05/25/22	10,212	237,311
Series K025, Class X1, IO	0.938	(cc)	10/25/22	18,159	308,618
Series K037, Class X1, IO	1.124	(cc)	01/25/24	10,410	306,551
Series K043, Class X1, IO	0.662	(cc)	12/25/24	12,121	260,539

See Notes to Financial Statements.

PGIM Global Total Return Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K049, Class X1, IO	0.726	%(cc)	07/25/25	40,708	$1,058,324
Series K052, Class X1, IO	0.793	(cc)	11/25/25	12,185	368,225
Series K053, Class X1, IO	1.025	(cc)	12/25/25	45,465	1,928,300
Series K054, Class X1, IO	1.311	(cc)	01/25/26	30,816	1,716,496
Series K058, Class X1, IO	1.054	(cc)	08/25/26	41,291	2,044,943
Series K090, Class X1, IO	0.852	(cc)	02/25/29	22,984	1,235,625
Series K717, Class X1, IO	0.593	(cc)	09/25/21	10,834	48,263
Series Q001, Class XA, IO	2.213	(cc)	02/25/32	6,428	699,746
GS Mortgage Securities Trust,
Series 2014-GC20, Class XB, IO	0.601	(cc)	04/10/47	30,000	475,815
Series 2014-GC22, Class XB, IO	0.456	(cc)	06/10/47	35,000	477,026
Series 2014-GC24, Class XB, IO	0.021	(cc)	09/10/47	83,262	58,392
Series 2014-GC26, Class XB, IO	0.447	(cc)	11/10/47	56,483	804,555
Series 2018-GS09, Class A3	3.727		03/10/51	7,000	7,644,862
JPMBB Commercial Mortgage Securities Trust,
Series 2016-C01, Class A3	3.515		03/15/49	1,500	1,554,903
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP05, Class A3	3.342		03/15/50	1,600	1,668,194
Series 2017-JP06, Class A3	3.109		07/15/50	4,600	4,753,849
Series 2017-JP07, Class A3	3.379		09/15/50	5,100	5,306,542
MKT Mortgage Trust,
Series 2020-525M, Class F, 144A	2.941	(cc)	02/12/40	3,775	3,089,757
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class XA, IO	0.895	(cc)	05/15/48	25,492	716,852
Series 2016-C31, Class A3	2.731		11/15/49	2,211	2,266,531
Morgan Stanley Capital I Trust,
Series 2016-UBS09, Class A2	2.982		03/15/49	402	409,992
Series 2017-H01, Class A3	3.153		06/15/50	4,500	4,668,601
Series 2019-MEAD, Class E, 144A	3.177		11/10/36	1,700	1,266,680
UBS Commercial Mortgage Trust,
Series 2017-C04, Class A3	3.301		10/15/50	6,500	6,974,384
Series 2017-C06, Class A3	3.581		12/15/50	5,000	5,274,201
Series 2017-C07, Class A3	3.418		12/15/50	4,400	4,616,757
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C02, Class XA, IO, 144A	1.459	(cc)	05/10/63	4,304	99,008
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class XB, IO	1.094	(cc)	07/15/48	24,000	1,209,048
Series 2016-LC24, Class XB, IO	1.160	(cc)	10/15/49	20,910	1,119,833
Series 2017-C40, Class A3	3.317		10/15/50	2,600	2,761,366
Series 2018-C43, Class A3	3.746		03/15/51	8,350	9,096,987

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
					209,525,060

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $209,123,508)					211,826,209

CORPORATE BONDS 32.9%

Australia 0.1%
Australia & New Zealand Banking Group Ltd., Sr. Unsec’d. Notes, EMTN	3.700%	03/18/24	CNH	2,000	$285,535
Westpac Banking Corp.,
Sr. Unsec’d. Notes, EMTN	4.350	01/19/21	CNH	8,770	1,253,928
Sr. Unsec’d. Notes, EMTN	4.420	08/14/23	CNH	21,000	3,093,056

					4,632,519

Belgium 0.1%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes(a)	5.550	01/23/49		3,800	4,736,619

Brazil 0.7%
Petrobras Global Finance BV,
Gtd. Notes	5.375	10/01/29	GBP	9,000	10,114,428
Gtd. Notes	6.625	01/16/34	GBP	1,040	1,226,291
Gtd. Notes, EMTN	6.250	12/14/26	GBP	5,743	6,940,703
Suzano Austria GmbH, Gtd. Notes	6.000	01/15/29		200	199,015
Swiss Insured Brazil Power Finance Sarl, Sr. Sec’d. Notes	9.850	07/16/32	BRL	21,838	4,230,483

					22,710,920

Canada 0.7%
Barrick Gold Corp., Sr. Unsec’d. Notes	5.250	04/01/42		35	45,041
Barrick North America Finance LLC, Gtd. Notes	5.700	05/30/41		45	59,780
Barrick PD Australia Finance Pty Ltd., Gtd. Notes	5.950	10/15/39		50	67,879
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		4,050	2,696,426

See Notes to Financial Statements.

PGIM Global Total Return Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Canada (cont’d.)
Bombardier, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A	7.875%	04/15/27		1,335	$879,393
Brookfield Residential Properties, Inc./Brookfield
Residential US Corp.,
Gtd. Notes, 144A	4.875	02/15/30		2,320	1,912,921
Gtd. Notes, 144A	6.250	09/15/27		2,175	2,001,000
Cenovus Energy, Inc., Sr. Unsec’d. Notes(a)	4.250	04/15/27		3,500	2,752,225
Hydro-Quebec,
Gov’t. Gtd. Notes, MTN	6.000	02/15/40	CAD	1,000	1,172,268
Local Gov’t. Gtd. Notes	9.400	02/01/21		730	778,055
Local Gov’t. Gtd. Notes, MTN	8.400	03/28/25		654	873,678
Local Gov’t. Gtd. Notes, Series HE	8.625	06/15/29		600	961,162
Local Gov’t. Gtd. Notes, Series HK	9.375	04/15/30		1,000	1,736,007
Local Gov’t. Gtd. Notes, Series HQ	9.500	11/15/30		500	898,241
Kinross Gold Corp., Gtd. Notes	5.950	03/15/24		1,000	1,097,624
MEG Energy Corp., Sr. Unsec’d. Notes, 144A(a)	7.125	02/01/27		1,825	1,232,167
Methanex Corp., Sr. Unsec’d. Notes(a)	4.250	12/01/24		1,500	1,345,872
Nutrien Ltd.,
Sr. Unsec’d. Notes	3.375	03/15/25		1,450	1,513,894
Sr. Unsec’d. Notes	4.200	04/01/29		490	555,440
Sr. Unsec’d. Notes	6.125	01/15/41		25	31,264
Rogers Communications, Inc., Gtd. Notes	3.250	05/01/29	CAD	700	542,314
Toronto-Dominion Bank (The), Sr. Unsec’d. Notes	3.005	05/30/23	CAD	1,000	755,313

					23,907,964

China 1.1%
Agricultural Development Bank of China, Sr. Unsec’d. Notes	3.400	11/06/24	CNH	59,000	8,652,005
Aircraft Finance Co. Ltd.,
Sr. Sec’d. Notes, Series B	4.100	03/29/26		3,250	3,459,749
Sr. Sec’d. Notes, Series C	3.955	03/29/23		10,048	10,605,685
Bank of China Ltd.,
Sr. Unsec’d. Notes, EMTN	3.150	10/16/21	CNH	6,000	853,959
Sr. Unsec’d. Notes, EMTN	3.300	04/17/22	CNH	4,950	703,782
Sr. Unsec’d. Notes, EMTN	4.650	03/05/21	CNH	2,000	287,093

See Notes to Financial Statements.

22

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

China (cont’d.)
China Development Bank,
Sr. Unsec’d. Notes, EMTN	0.500%		06/01/21		EUR	1,000	$1,100,731
Sr. Unsec’d. Notes, EMTN	4.350		08/06/24		CNH	2,000	302,823
Sr. Unsec’d. Notes, EMTN	4.350		09/19/24		CNH	8,990	1,352,454
China Development Bank Corp., Certificate of Deposit	3.200		09/28/21		CNH	9,000	1,283,409
CNAC HK Finbridge Co. Ltd., Gtd. Notes	1.750		06/14/22		EUR	5,500	5,896,028
Sinochem Offshore Capital Co. Ltd., Gtd. Notes, EMTN	4.400		02/14/21		CNH	10,840	1,548,451
Sinopec Century Bright Capital Investment Ltd., Gtd. Notes	4.500		10/31/21		CNH	10,000	1,428,824

							37,474,993

Denmark 0.0%
Danske Bank A/S, Sr. Unsec’d. Notes, 144A	3.244	(ff)	12/20/25			1,095	1,093,049

France 2.2%
Altice France SA, Sr. Sec’d. Notes	3.375		01/15/28		EUR	8,475	8,738,787
BNP Paribas SA,
Sr. Unsec’d. Notes, 144A	3.375		01/09/25			4,800	4,988,936
Sr. Unsec’d. Notes, EMTN	6.420		09/11/23		MXN	250	9,998
Sub. Notes, EMTN	4.625		03/09/27		AUD	370	253,947
Credit Agricole Assurances SA, Sub. Notes	4.250	(ff)	—	(rr)	EUR	2,000	2,357,089
Credit Agricole SA, Sr. Unsec’d. Notes, 144A	2.375		01/22/25			12,300	12,505,998
Dexia Credit Local SA, Gov’t. Liquid Gtd. Notes, EMTN	2.125		02/12/25		GBP	1,000	1,332,748
La Poste SA, Sr. Unsec’d. Notes, EMTN	1.450		11/30/28		EUR	600	700,769
Loxam SAS,
Sr. Sec’d. Notes, 144A	2.875		04/15/26		EUR	1,100	1,086,046
Sr. Sub. Notes	4.500		04/15/27		EUR	3,800	2,918,810
Sr. Sub. Notes	5.750		07/15/27		EUR	4,100	3,146,236
Sr. Sub. Notes, 144A	4.500		04/15/27		EUR	1,100	844,919
SNCF Reseau,
Sr. Unsec’d. Notes	4.700		06/01/35		CAD	6,100	5,854,197
Sr. Unsec’d. Notes, EMTN	5.250		12/07/28		GBP	1,000	1,700,581

See Notes to Financial Statements.

PGIM Global Total Return Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

France (cont’d.)
Societe Generale SA,
Sr. Unsec’d. Notes, 144A, MTN	2.625%		01/22/25			18,960	$18,942,526
Sr. Unsec’d. Notes, 144A, MTN	3.875		03/28/24			5,055	5,284,762
Sub. Notes, EMTN	4.875		10/13/26		AUD	2,364	1,650,270
Sub. Notes, EMTN	5.000		05/19/27		AUD	220	153,482
Societe Nationale SNCF SA, Sr. Unsec’d. Notes, EMTN	5.375		03/18/27		GBP	1,622	2,627,202

							75,097,303

Germany 0.8%
BMW Finance NV, Gtd. Notes, EMTN	4.250		10/18/20		CNH	5,000	709,636
Daimler International Finance BV,
Gtd. Notes	4.800		04/09/21		CNH	5,000	715,996
Gtd. Notes, EMTN	3.450		09/27/22		CNH	1,000	141,113
Gtd. Notes, EMTN	3.780		03/22/22		CNH	2,000	283,913
Gtd. Notes, EMTN	4.500		09/21/21		CNH	16,000	2,293,067
Deutsche Bahn Finance GMBH, Gtd. Notes, MTN	3.800		09/27/27		AUD	900	671,086
Deutsche Bank AG,
Sr. Unsec’d. Notes	3.950		02/27/23			3,040	3,031,098
Sr. Unsec’d. Notes	4.250		02/04/21			2,760	2,769,003
Sr. Unsec’d. Notes, EMTN	4.300		05/19/20		CNH	92,000	13,000,978
Sr. Unsec’d. Notes, EMTN	4.400		07/22/20		CNH	1,300	184,011
Unsec’d. Notes	4.550	(s)	11/07/22			1,814	1,635,130
Kreditanstalt fuer Wiederaufbau, Gov’t. Gtd. Notes	4.700		06/02/37		CAD	179	179,749
Volkswagen International Finance NV,
Gtd. Notes	2.700	(ff)	—	(rr)	EUR	1,000	1,050,633
Gtd. Notes	3.750	(ff)	—	(rr)	EUR	500	539,706

							27,205,119

Hong Kong 0.3%
HKT Capital No 3 Ltd., Gtd. Notes	1.650		04/10/27		EUR	4,000	4,475,752
Hong Kong Mortgage Corp. Ltd. (The),
Sr. Unsec’d. Notes, EMTN	2.310		04/12/21		HKD	2,000	261,068
Sr. Unsec’d. Notes, EMTN	4.050		11/06/20		CNH	38,000	5,406,635

							10,143,455

See Notes to Financial Statements.

24

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)
Hungary 0.0%
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes	6.250%		10/21/20		400	$408,329

Iceland 0.2%
Landsvirkjun, Gov’t. Gtd. Notes, EMTN	—	(p)	07/24/26	EUR	5,000	5,385,531

Indonesia 0.2%
Pertamina Persero PT,
Sr. Unsec’d. Notes, 144A, MTN	4.300		05/20/23		500	508,705
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes, 144A	1.875		11/05/31	EUR	6,900	6,551,848
Sr. Unsec’d. Notes, 144A	2.875		10/25/25	EUR	900	972,988

						8,033,541

Israel 0.3%
Israel Electric Corp. Ltd.,
Sr. Sec’d. Notes	7.875		12/15/26		1,250	1,555,985
Sr. Sec’d. Notes, 144A, GMTN	4.250		08/14/28		3,100	3,285,917
Sr. Sec’d. Notes, EMTN	3.700		05/23/30	JPY	100,000	946,121
Sr. Sec’d. Notes, EMTN	7.750		12/15/27		4,500	5,665,216

						11,453,239

Italy 0.3%
Agenzia Nazionale per l’Attrazione degli Investimenti e lo Sviluppo d’Impresa,
Sr. Unsec’d. Notes	1.375		07/20/22	EUR	1,000	1,097,923
Assicurazioni Generali SpA,
Sub. Notes, EMTN	5.500	(ff)	10/27/47	EUR	2,075	2,547,026
Intesa Sanpaolo SpA,
Sr. Unsec’d. Notes, 144A	3.125		07/14/22		2,500	2,495,488
Sr. Unsec’d. Notes, 144A	3.375		01/12/23		310	310,122
Rossini Sarl,
Sr. Sec’d. Notes, 144A	6.750		10/30/25	EUR	1,980	2,287,877

						8,738,436

Japan 0.2%
Central Nippon Expressway Co. Ltd.,
Sr. Unsec’d. Notes, EMTN	1.873		09/26/24	AUD	200	133,408

See Notes to Financial Statements.

PGIM Global Total Return Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)
Japan (cont’d.)
East Japan Railway Co.,
Sr. Unsec’d. Notes, EMTN	5.250%	04/22/33	GBP	1,500	$2,757,043
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes(a)	2.801	07/18/24		2,100	2,165,783
Mizuho Financial Group, Inc.,
Sr. Unsec’d. Notes	3.752	07/19/23	AUD	1,042	708,121

					5,764,355

Kazakhstan 0.2%
Kazakhstan Temir Zholy National Co. JSC,
Gtd. Notes	3.250	12/05/23	CHF	3,300	3,406,581
Gtd. Notes	3.638	06/20/22	CHF	2,500	2,573,760

					5,980,341

Luxembourg 0.3%
ARD Finance SA,
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	10,000	9,918,546
Picard Bondco SA,
Gtd. Notes(a)	5.500	11/30/24	EUR	1,489	1,542,167

					11,460,713

Mexico 0.7%
Petroleos Mexicanos,
Gtd. Notes	3.625	11/24/25	EUR	12,020	10,408,529
Gtd. Notes	4.750	02/26/29	EUR	300	247,632
Gtd. Notes	6.500	01/23/29		480	375,314
Gtd. Notes(a)	6.840	01/23/30		825	645,476
Gtd. Notes, EMTN	1.875	04/21/22	EUR	1,200	1,167,080
Gtd. Notes, EMTN	3.750	02/21/24	EUR	4,200	3,935,005
Gtd. Notes, EMTN	3.750	11/16/25	GBP	290	275,867
Gtd. Notes, EMTN	3.750	04/16/26	EUR	3,057	2,639,056
Gtd. Notes, EMTN	4.875	02/21/28	EUR	4,100	3,458,230
Gtd. Notes, EMTN	5.125	03/15/23	EUR	1,600	1,585,207
Gtd. Notes, EMTN	8.250	06/02/22	GBP	528	626,459

					25,363,855

See Notes to Financial Statements.

26

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Netherlands 0.8%
ABN AMRO Bank NV,
Sub. Notes, 144A	4.750%		07/28/25	500	$536,682
BNG Bank NV,
Sr. Unsec’d. Notes	5.150		03/07/25	CAD1,000	858,263
Sr. Unsec’d. Notes, EMTN	0.500		03/03/21	NZD3,000	1,829,128
Sr. Unsec’d. Notes, EMTN	0.500		03/29/21	NZD2,200	1,348,048
Sr. Unsec’d. Notes, EMTN	0.500		05/12/21	ZAR10,000	516,435
Sr. Unsec’d. Notes, EMTN	0.500		06/22/21	ZAR6,000	306,679
Sr. Unsec’d. Notes, EMTN	0.500		06/07/22	ZAR10,000	478,568
Sr. Unsec’d. Notes, EMTN	0.500		08/15/22	ZAR30,000	1,455,529
Sr. Unsec’d. Notes, EMTN	7.000		12/09/21	AUD2,000	1,433,594
Sr. Unsec’d. Notes, MTN	3.158	(s)	04/05/28	CAD700	449,951
ING Groep NV,
Sr. Unsec’d. Notes(a)	4.050		04/09/29	2,815	3,114,493
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes, 144A	3.150		05/01/27	575	580,955
Gtd. Notes, 144A	3.400		05/01/30	725	727,662
Starfruit Finco BV/Starfruit US Holdco LLC,
Gtd. Notes	6.500		10/01/26	EUR1,590	1,658,579
United Group BV,
Sr. Sec’d. Notes	4.875		07/01/24	EUR300	322,236
Sr. Sec’d. Notes, 144A	3.125		02/15/26	EUR3,800	3,917,675
Ziggo Bond Co. BV,
Gtd. Notes, 144A	3.375		02/28/30	EUR6,000	6,212,464

					25,746,941

Norway 0.3%
Equinor ASA,
Gtd. Notes	2.875		04/06/25	9,650	10,135,713

Peru 0.1%
Lima Metro Line 2 Finance Ltd.,
Sr. Sec’d. Notes	5.875		07/05/34	107	120,454
Peru Enhanced Pass-Through Finance Ltd.,
Pass-Through Certificates	2.077	(s)	06/02/25	1,843	1,686,054

					1,806,508

Philippines 0.0%
Power Sector Assets & Liabilities Management Corp.,
Gov’t. Gtd. Notes	7.390		12/02/24	200	235,574

See Notes to Financial Statements.

PGIM Global Total Return Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Poland 0.1%
Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes	1.375%	06/01/25	EUR	500	$569,740
Gov’t. Gtd. Notes	1.625	04/30/28	EUR	600	686,895
Gov’t. Gtd. Notes, EMTN	1.750	05/06/26	EUR	1,500	1,745,914

					3,002,549

Portugal 0.2%
CP-Comboios de Portugal EPE,
Sr. Unsec’d. Notes	5.700	03/05/30	EUR	4,000	6,004,209
Infraestruturas de Portugal SA,
Sr. Unsec’d. Notes	4.250	12/13/21	EUR	1,000	1,163,099

					7,167,308

Qatar 0.3%
QNB Finance Ltd.,
Gtd. Notes, EMTN	4.350	01/29/22	CNH	8,310	1,211,194
Gtd. Notes, EMTN	5.100	03/08/21	CNH	29,300	4,240,805
Gtd. Notes, EMTN	5.100	05/14/21	CNH	7,360	1,069,235
Gtd. Notes, EMTN	5.200	06/07/21	CNH	10,000	1,456,666
Gtd. Notes, EMTN	5.250	06/21/21	CNH	3,970	579,173
Gtd. Notes, MTN	4.900	02/01/28	AUD	840	599,065

					9,156,138

Russia 0.5%
Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes	2.250	07/19/22	CHF	1,000	1,041,851
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	6,200	7,934,674
Sr. Unsec’d. Notes, EMTN	5.338	09/25/20	GBP	1,500	1,898,673
Russian Railways Via RZD Capital PLC,
Sr. Unsec’d. Notes	0.898	10/03/25	CHF	5,500	5,452,252
Sr. Unsec’d. Notes	1.195	04/03/28	CHF	1,300	1,296,111
Sr. Unsec’d. Notes	7.487	03/25/31	GBP	750	1,201,248

					18,824,809

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

South Africa 0.1%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, 144A, MTN	6.350%	08/10/28		1,350	$1,206,627
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		2,800	2,502,633

					3,709,260

South Korea 0.3%
Korea Development Bank (The), Sr. Unsec’d. Notes, EMTN	4.500	11/10/20	CNH	16,000	2,281,838
Korea Expressway Corp., Sr. Unsec’d. Notes, GMTN	3.030	05/11/32	CAD	7,500	6,157,986
Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsec’d. Notes, EMTN	3.350	03/13/28	HKD	2,000	273,913
KT Corp., Sr. Unsec’d. Notes	0.220	07/19/22	JPY	100,000	927,019

					9,640,756

Spain 0.1%
Adif-Alta Velocidad, Sr. Unsec’d. Notes, EMTN	3.500	05/27/24	EUR	400	494,700
Banco Santander SA, Sr. Unsec’d. Notes	3.800	02/23/28		2,200	2,284,283
Codere Finance 2 Luxembourg SA, Sr. Sec’d. Notes, 144A	7.625	11/01/21		2,000	763,737

					3,542,720

Supranational Bank 1.4%
African Development Bank,
Sr. Unsec’d. Notes, EMTN	0.500	09/29/20	AUD	445	290,008
Sr. Unsec’d. Notes, EMTN	0.500	09/21/21	NZD	4,000	2,441,515
Sr. Unsec’d. Notes, EMTN	0.500	03/13/23	MXN	20,000	714,349
Corp. Andina de Fomento,
Sr. Unsec’d. Notes	2.750	01/06/23		1,350	1,411,783
Sr. Unsec’d. Notes	4.375	06/15/22		3,300	3,465,435
Sr. Unsec’d. Notes, MTN	4.000	03/31/21	AUD	1,636	1,091,451
European Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, EMTN	0.500	09/01/23	AUD	400	252,177
Sr. Unsec’d. Notes, EMTN	0.500	11/21/23	AUD	1,200	755,013
Sr. Unsec’d. Notes, EMTN	6.450	12/13/22	IDR	60,560,000	3,989,779
European Investment Bank,
Sr. Unsec’d. Notes, 144A, EMTN	4.600	01/30/37	CAD	1,500	1,496,629

See Notes to Financial Statements.

PGIM Global Total Return Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Supranational Bank (cont’d.)
European Investment Bank, (cont’d.)
Sr. Unsec’d. Notes, 144A, EMTN	5.400%		01/05/45	CAD	4,200	$4,965,112
Sr. Unsec’d. Notes, 144A, MTN	2.810	(s)	05/28/37	CAD	2,000	1,014,514
Sr. Unsec’d. Notes, EMTN	0.500		06/21/23	AUD	2,500	1,607,508
Sr. Unsec’d. Notes, EMTN	0.500		07/21/23	AUD	800	512,349
Sr. Unsec’d. Notes, EMTN	0.500		08/10/23	AUD	1,210	778,302
Sr. Unsec’d. Notes, EMTN	0.500		10/26/23	AUD	6,930	4,455,099
Sr. Unsec’d. Notes, EMTN	1.250		05/12/25	SEK	16,500	1,766,636
Sr. Unsec’d. Notes, EMTN	1.250		11/12/29	SEK	10,000	1,086,867
Sr. Unsec’d. Notes, EMTN	3.250		05/24/23	NOK	10,000	1,052,858
Sr. Unsec’d. Notes, EMTN	4.600		01/30/37	CAD	550	548,764
Inter-American Development Bank,
Sr. Unsec’d. Notes, EMTN	0.500		05/23/23	CAD	744	531,545
Sr. Unsec’d. Notes, EMTN	7.875		03/14/23	IDR	117,000,000	8,038,855
Unsec’d. Notes, EMTN	0.500		10/30/20	ZAR	2,250	118,732
Unsec’d. Notes, EMTN	0.500		11/30/20	ZAR	1,840	96,871
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, EMTN	0.500		03/07/22	AUD	1,145	739,989
Sr. Unsec’d. Notes, EMTN	0.500		03/28/22	AUD	200	129,161
Sr. Unsec’d. Notes, EMTN	0.500		07/29/22	AUD	350	226,828
International Finance Corp.,
Sr. Unsec’d. Notes	4.250		07/13/20	PEN	6,000	1,778,799
Sr. Unsec’d. Notes, GMTN	6.000		07/25/22	MXN	20,000	840,676
Nordic Investment Bank,
Sr. Unsec’d. Notes, MTN	3.875		09/02/25	NZD	2,000	1,411,031
North American Development Bank,
Sr. Unsec’d. Notes	2.400		10/26/22		750	771,600

						48,380,235

Switzerland 0.4%
Credit Suisse Group AG,
Sr. Unsec’d. Notes, 144A	2.593	(ff)	09/11/25		1,390	1,389,234
Sr. Unsec’d. Notes, 144A(a)	4.207	(ff)	06/12/24		2,850	3,014,502
Sr. Unsec’d. Notes, 144A	4.282		01/09/28		2,975	3,209,007
Credit Suisse Group Funding Guernsey Ltd., Gtd. Notes, EMTN	1.000		04/14/23	CHF	1,000	1,044,191
UBS Group AG,
Sr. Unsec’d. Notes, 144A	2.859	(ff)	08/15/23		990	1,015,957
Sr. Unsec’d. Notes, 144A(a)	3.491		05/23/23		1,100	1,133,710
Sr. Unsec’d. Notes, 144A	4.125		09/24/25		2,500	2,745,387

						13,551,988

See Notes to Financial Statements.

30

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Tunisia 0.0%
Banque Centrale de Tunisie International Bond, Sr. Unsec’d. Notes	4.200%		03/17/31	JPY	100,000	$705,600

Ukraine 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC, Sr. Unsec’d. Notes	7.125		07/19/24	EUR	1,100	1,050,749

United Arab Emirates 1.1%
Abu Dhabi National Energy Co. PJSC,
Sr. Unsec’d. Notes	3.625		01/12/23		1,000	1,033,001
Sr. Unsec’d. Notes, 144A	4.375		04/23/25		1,070	1,139,132
Sr. Unsec’d. Notes, EMTN	2.750		05/02/24	EUR	13,800	15,180,521
ADCB Finance Cayman Ltd.,
Gtd. Notes, MTN	3.750		10/25/22	AUD	1,130	758,281
Gtd. Notes, MTN	4.500		10/25/27	AUD	1,820	1,256,962
DP World PLC,
Sr. Unsec’d. Notes	2.375		09/25/26	EUR	550	557,119
Sr. Unsec’d. Notes	4.250		09/25/30	GBP	4,000	4,448,521
Sr. Unsec’d. Notes, 144A	4.250		09/25/30	GBP	1,840	2,046,320
Emirates NBD Bank PJSC,
Sr. Unsec’d. Notes, MTN	4.750		02/09/28	AUD	4,830	3,376,952
Sr. Unsec’d. Notes, MTN	4.850		10/12/27	AUD	4,090	2,866,608
Emirates Telecommunications Group Co. PJSC,
Sr. Unsec’d. Notes, EMTN	2.750		06/18/26	EUR	4,000	4,887,069
First Abu Dhabi Bank PJSC,
Sr. Unsec’d. Notes, EMTN	4.500		09/10/21	CNH	8,000	1,161,543

						38,712,029

United Kingdom 2.6%
Barclays PLC,
Sr. Unsec’d. Notes	4.375		01/12/26		800	863,633
Sr. Unsec’d. Notes, MTN	4.000		06/26/29	AUD	2,000	1,332,051
Sr. Unsec’d. Notes, MTN(a)	4.972	(ff)	05/16/29		5,520	6,219,587
Sr. Unsec’d. Notes, MTN	5.244		06/15/28	AUD	1,000	717,441
Sub. Notes	5.200		05/12/26		3,780	4,093,360
Co-operative Group Holdings 2011 Ltd., Gtd. Notes	7.500		07/08/26	GBP	2,400	3,238,582
CPUK Finance Ltd., Sec’d. Notes, 144A	4.875		02/28/47	GBP	110	120,534
eG Global Finance PLC, Sr. Sec’d. Notes, 144A	4.375		02/07/25	EUR	5,500	5,156,360

See Notes to Financial Statements.

PGIM Global Total Return Fund	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United Kingdom (cont’d.)
eG Global Finance PLC, (cont’d.) Sr. Sec’d. Notes, 144A	6.250%		10/30/25	EUR	3,200	$3,162,106
Experian Finance PLC, Gtd. Notes, 144A	2.750		03/08/30		3,625	3,603,127
HSBC Bank PLC,
Sr. Unsec’d. Notes, 144A, EMTN	3.120		04/04/26	CNH	36,800	5,029,386
Sr. Unsec’d. Notes, EMTN	2.850	(ff)	09/28/24		11,238	10,561,597
HSBC Holdings PLC,
Sr. Unsec’d. Notes	0.842		09/26/23	JPY	100,000	930,597
Sr. Unsec’d. Notes	3.973	(ff)	05/22/30		2,400	2,625,078
Sub. Notes(a)	4.250		08/18/25		1,255	1,340,483
Ladbrokes Group Finance PLC, Sr. Sec’d. Notes	5.125		09/08/23	GBP	1,900	2,366,348
Lloyds Banking Group PLC,
Sr. Unsec’d. Notes	2.907	(ff)	11/07/23		1,850	1,878,858
Sr. Unsec’d. Notes	3.870	(ff)	07/09/25		5,695	5,990,653
Sub. Notes	4.582		12/10/25		2,250	2,430,661
Pinewood Finance Co. Ltd., Sr. Sec’d. Notes, 144A	3.250		09/30/25	GBP	1,700	2,136,089
Royal Bank of Scotland Group PLC,
Sr. Unsec’d. Notes(a)	3.875		09/12/23		1,000	1,046,546
Sr. Unsec’d. Notes	4.269	(ff)	03/22/25		5,860	6,209,947
Sr. Unsec’d. Notes	4.445	(ff)	05/08/30		2,500	2,786,848
Sr. Unsec’d. Notes, EMTN	2.000	(ff)	03/08/23	EUR	700	770,587
Sr. Unsec’d. Notes, EMTN	2.500		03/22/23	EUR	1,500	1,680,284
Santander UK Group Holdings PLC, Sr. Unsec’d. Notes	3.571		01/10/23		3,065	3,123,212
Tesco Corporate Treasury Services PLC, Gtd. Notes, EMTN	2.500		07/01/24	EUR	750	863,274
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes	5.000		04/15/27	GBP	2,800	3,528,738
Sr. Sec’d. Notes, 144A	5.000		04/15/27	GBP	5,900	7,435,555

						91,241,522

United States 16.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A	3.200		11/21/29		6,090	6,495,000
Sr. Unsec’d. Notes, 144A	4.050		11/21/39		2,975	3,301,625
Sr. Unsec’d. Notes, 144A	4.250		11/21/49		2,870	3,298,638
Adient Global Holdings Ltd., Gtd. Notes, 144A	3.500		08/15/24	EUR	1,234	1,068,300

See Notes to Financial Statements.

32

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Aflac, Inc.,
Sr. Unsec’d. Notes	0.932%		01/25/27		JPY	80,000	$756,252
Sr. Unsec’d. Notes	1.159		10/18/30		JPY	600,000	5,812,550
Altria Group, Inc., Gtd. Notes	3.125		06/15/31		EUR	2,900	3,429,207
AMC Entertainment Holdings, Inc.,
Gtd. Notes	5.750		06/15/25			3,575	814,716
Gtd. Notes	5.875		11/15/26			827	184,275
Gtd. Notes	6.375		11/15/24		GBP	900	335,665
American Axle & Manufacturing, Inc., Gtd. Notes	6.625		10/15/22			2,499	2,096,441
American International Group, Inc., Sr. Unsec’d. Notes	1.875		06/21/27		EUR	2,100	2,349,454
Amgen, Inc., Sr. Unsec’d. Notes	2.600		08/19/26			600	642,095
Antero Resources Corp., Gtd. Notes	5.625		06/01/23			2,000	1,172,913
Anthem, Inc.,
Sr. Unsec’d. Notes	2.875		09/15/29			5,715	5,946,083
Sr. Unsec’d. Notes	4.101		03/01/28			1,005	1,126,071
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000		11/01/26			575	326,956
Sr. Unsec’d. Notes, 144A	10.000		04/01/22			1,775	1,378,828
AT&T, Inc.,
Sr. Unsec’d. Notes	3.800		02/15/27			85	91,582
Sr. Unsec’d. Notes(a)	4.550		03/09/49			5,000	5,718,087
Sr. Unsec’d. Notes	4.850		03/01/39			1,200	1,383,546
Sr. Unsec’d. Notes	4.850		05/25/47		CAD	150	115,286
Sr. Unsec’d. Notes	5.100		11/25/48		CAD	4,575	3,655,864
Sr. Unsec’d. Notes	5.250		03/01/37			70	82,921
Sr. Unsec’d. Notes, EMTN	7.000		04/30/40		GBP	1,550	3,135,265
Bank of America Corp.,
Jr. Sub. Notes, Series MM	4.300	(ff)	—	(rr)		8,760	7,876,343
Sr. Unsec’d. Notes	3.419	(ff)	12/20/28			4,519	4,843,730
Sr. Unsec’d. Notes, EMTN	(5.214	)(s)	03/31/22		EUR	1,143	1,471,108
Sr. Unsec’d. Notes, EMTN	1.939	(s)	05/31/21		EUR	1,100	1,417,887
Sr. Unsec’d. Notes, EMTN	5.145	(cc)	06/27/22		EUR	500	597,766
Sr. Unsec’d. Notes, MTN	2.884	(ff)	10/22/30			7,620	7,897,847
Sr. Unsec’d. Notes, MTN	3.194	(ff)	07/23/30			5,140	5,484,948
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500		01/31/27			550	606,042

See Notes to Financial Statements.

PGIM Global Total Return Fund	33

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000%	01/30/28		375	$361,272
Gtd. Notes, 144A	5.250	01/30/30		375	370,992
Gtd. Notes, 144A	6.125	04/15/25		1,500	1,518,071
Gtd. Notes, 144A	7.250	05/30/29		400	427,563
Sr. Sec’d. Notes, 144A	5.750	08/15/27		215	226,985
Beazer Homes USA, Inc.,
Gtd. Notes(a)	5.875	10/15/27		1,300	1,005,956
Gtd. Notes	6.750	03/15/25		2,075	1,797,284
Gtd. Notes	7.250	10/15/29		1,675	1,300,108
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes	0.440	09/13/29	JPY	1,640,000	14,477,840
Sr. Unsec’d. Notes	0.787	09/13/34	JPY	100,000	882,093
Sr. Unsec’d. Notes	0.965	09/13/39	JPY	300,000	2,575,881
Boeing Co. (The), Sr. Unsec’d. Notes	5.805	05/01/50		4,030	4,030,000
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A(h)	3.200	06/15/26		1,670	1,840,393
Sr. Unsec’d. Notes, 144A(h)	3.400	07/26/29		3,790	4,328,221
Sr. Unsec’d. Notes, 144A(h)	3.450	11/15/27		3,345	3,760,420
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.650	06/15/24		2,000	1,987,440
Sr. Unsec’d. Notes	4.125	05/15/29		2,865	2,868,076
Broadcom, Inc.,
Gtd. Notes, 144A	3.125	10/15/22		2,520	2,611,850
Gtd. Notes, 144A	4.700	04/15/25		6,765	7,450,963
Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950	02/28/22		72	71,973
Calpine Corp.,
Sr. Unsec’d. Notes	5.750	01/15/25		4,750	4,759,447
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		5,000	4,873,961
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.375	06/01/29		675	711,942
Sr. Unsec’d. Notes, 144A	5.500	05/01/26		1,000	1,037,448
CF Industries, Inc.,
Gtd. Notes	3.450	06/01/23		600	606,555
Sr. Sec’d. Notes, 144A	4.500	12/01/26		6,451	6,928,178
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.800	04/01/31		3,625	3,636,879
Sr. Sec’d. Notes	4.800	03/01/50		5,250	5,940,939
Sr. Sec’d. Notes	6.384	10/23/35		2,357	3,038,771

See Notes to Financial Statements.

34

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Cigna Corp.,
Gtd. Notes, 144A	3.050%		11/30/22		3,000	$3,107,955
Sr. Unsec’d. Notes(a)	2.400		03/15/30		2,665	2,687,586
Citigroup Global Markets Holdings, Inc., Gtd. Notes, EMTN	2.500	(cc)	06/12/24		8,304	8,621,490
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.750		04/25/22		600	613,764
Sr. Unsec’d. Notes	2.800		06/25/27	JPY	230,000	2,465,161
Sr. Unsec’d. Notes	3.106	(ff)	04/08/26		12,950	13,553,245
Sr. Unsec’d. Notes, EMTN	2.600		12/07/22	HKD	5,000	648,602
Sub. Notes	4.400		06/10/25		3,000	3,266,090
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A	9.250		02/15/24		3,372	2,804,647
Comcast Corp., Gtd. Notes(h)	3.150		02/15/28		2,000	2,180,223
Continental Airlines 2010-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750		07/12/22		41	39,794
Corning, Inc., Sr. Unsec’d. Notes	0.698		08/09/24	JPY	100,000	912,973
CVS Health Corp., Sr. Unsec’d. Notes	4.300		03/25/28		2,175	2,448,340
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	6.500		06/01/26		1,625	1,501,941
Dana, Inc., Sr. Unsec’d. Notes	5.375		11/15/27		2,625	2,324,536
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821		02/10/24		119	113,898
DH Europe Finance II Sarl,
Gtd. Notes	0.200		03/18/26	EUR	4,800	5,134,586
Gtd. Notes	0.450		03/18/28	EUR	2,200	2,339,202
Diamond BC BV, Sr. Unsec’d. Notes	5.625		08/15/25	EUR	6,900	5,634,543
Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A(a)	6.625		08/15/27		3,740	2,051,637
Discovery Communications LLC,
Gtd. Notes	3.450		03/15/25		2,500	2,569,872
Gtd. Notes	5.300		05/15/49		180	206,742
DISH DBS Corp., Gtd. Notes(a)	7.750		07/01/26		3,000	2,955,000

See Notes to Financial Statements.

PGIM Global Total Return Fund	35

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	3.625%		05/15/26			720	$759,157
Sr. Unsec’d. Notes	9.400		05/15/39			152	240,925
Eastman Chemical Co., Sr. Unsec’d. Notes(a)	4.500		12/01/28			600	659,952
Eli Lilly & Co., Sr. Unsec’d. Notes	0.625		11/01/31		EUR	3,000	3,276,623
Embarq Corp., Sr. Unsec’d. Notes	7.995		06/01/36			6,850	7,158,555
Energizer Gamma Acquisition BV, Gtd. Notes	4.625		07/15/26		EUR	11,051	12,049,687
Energy Transfer Operating LP, Jr. Sub. Notes, Series G	7.125	(ff)	—	(rr)		7,800	6,213,616
Enerpac Tool Group Corp., Gtd. Notes	5.625		06/15/22			400	377,569
Enterprise Products Operating LLC,
Gtd. Notes	3.700		01/31/51			210	199,196
Gtd. Notes	3.950		01/31/60			220	204,833
Gtd. Notes	4.150		10/16/28			1,665	1,799,503
ERAC USA Finance LLC, Gtd. Notes, 144A	7.000		10/15/37			190	245,458
Everi Payments, Inc., Gtd. Notes, 144A	7.500		12/15/25			1,959	1,606,716
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625		06/15/20			750	299,198
Fidelity National Information Services, Inc.,
Gtd. Notes	1.100		07/15/24		EUR	2,300	2,569,313
Sr. Unsec’d. Notes	1.500		05/21/27		EUR	7,600	8,610,234
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.134		08/04/25			200	172,409
Sr. Unsec’d. Notes	4.687		06/09/25			2,015	1,792,209
Sr. Unsec’d. Notes, EMTN	4.125		06/20/24		SGD	2,000	1,134,417
General Motors Financial Co., Inc.,
Gtd. Notes	3.200		07/06/21			370	363,202
Gtd. Notes	3.850		01/05/28			2,900	2,501,994
Gtd. Notes	3.950		04/13/24			250	237,154
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A(a)	7.625		04/15/26			1,000	758,087
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M	5.375	(ff)	—	(rr)		700	649,750
Sr. Unsec’d. Notes	3.500		01/23/25			1,500	1,584,845

See Notes to Financial Statements.

36

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	4.500%		05/16/28		AUD	210	$146,739
Sr. Unsec’d. Notes, EMTN	—	(p)	08/12/25		EUR	1,665	1,655,035
Sr. Unsec’d. Notes, EMTN	1.000		08/06/24		JPY	100,000	932,849
Sr. Unsec’d. Notes, EMTN	1.428	(s)	12/15/23		EUR	200	207,104
Sr. Unsec’d. Notes, EMTN	2.100	(cc)	11/26/22			1,500	1,487,634
Sr. Unsec’d. Notes, EMTN	2.500	(cc)	05/31/24			5,786	6,003,073
Sub. Notes	4.750		10/12/21		EUR	3,000	3,427,989
Goldman Sachs International, Gtd. Notes, EMTN HCA, Inc.,	1.750		05/29/24		EUR	3,685	4,014,393
Gtd. Notes	5.625		09/01/28			1,200	1,331,020
Sr. Sec’d. Notes	5.250		04/15/25			3,000	3,338,957
Sr. Sec’d. Notes	5.250		06/15/49			1,500	1,762,944
Honeywell International, Inc.,
Sr. Unsec’d. Notes	—	(p)	03/10/24		EUR	6,700	7,202,737
Sr. Unsec’d. Notes	0.750		03/10/32		EUR	3,000	3,208,570
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250		02/15/26			2,461	2,089,115
Hyundai Capital America, Sr. Unsec’d. Notes, 144A	3.000		06/20/22			2,000	1,972,609
International Paper Co., Sr. Unsec’d. Notes	7.300		11/15/39			75	101,206
IQVIA, Inc., Gtd. Notes, 144A	2.250		01/15/28		EUR	1,800	1,923,396
Jabil, Inc., Sr. Unsec’d. Notes	4.700		09/15/22			655	672,837
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	5.750		06/15/25			470	478,169
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	6.500		04/15/29			1,150	1,219,015
Sr. Unsec’d. Notes, 144A	5.500		01/15/30			100	101,429
John Sevier Combined Cycle Generation LLC, Sec’d. Notes(h)	4.626		01/15/42			3,899	4,841,619
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	4.230	(c)	—	(rr)		219	201,616
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%	4.753	(c)	—	(rr)		1,000	877,629
Jr. Sub. Notes, Series X	6.100	(ff)	—	(rr)		1,980	2,029,164
Jr. Sub. Notes, Series Z	5.300	(ff)	—	(rr)		1,410	1,337,699
Sr. Unsec’d. Notes	3.509	(ff)	01/23/29			3,200	3,462,280
Sr. Unsec’d. Notes	3.702	(ff)	05/06/30			1,590	1,756,123

See Notes to Financial Statements.

PGIM Global Total Return Fund	37

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
KB Home,
Gtd. Notes	6.875%		06/15/27			1,650	$1,739,439
Gtd. Notes	7.500		09/15/22			1,000	1,068,960
Kinder Morgan Energy Partners LP, Gtd. Notes	4.150		02/01/24			2,000	2,098,568
Kraft Heinz Foods Co.,
Gtd. Notes(a)	3.000		06/01/26			2,000	1,994,713
Gtd. Notes, 144A	4.875		10/01/49			15	15,007
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN	6.875		12/31/20	(d)		100	1,150
Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400		03/01/27			4,042	4,058,565
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	2.750		05/04/26		EUR	1,000	1,146,284
Gtd. Notes, 144A	3.951		10/15/50			90	91,760
LYB International Finance III LLC, Gtd. Notes(a)	4.200		10/15/49			960	973,462
Mars, Inc., Gtd. Notes, 144A	3.600		04/01/34			420	485,621
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	1.979		03/21/30		EUR	4,700	5,285,369
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.800		03/08/29		AUD	4,890	3,397,897
Medtronic Global Holdings SCA,
Gtd. Notes	1.500		07/02/39		EUR	500	575,620
Gtd. Notes	1.625		03/07/31		EUR	2,500	3,014,628
Gtd. Notes	1.750		07/02/49		EUR	2,100	2,386,278
Gtd. Notes	2.250		03/07/39		EUR	1,910	2,461,452
Michaels Stores, Inc., Gtd. Notes, 144A(a)	8.000		07/15/27			3,100	2,161,383
Morgan Guaranty Trust Co., Sr. Unsec’d. Notes	1.390	(s)	01/21/27		EUR	1,595,000	873,789
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%	4.829	(c)	—	(rr)		1,415	1,275,300
Sr. Unsec’d. Notes, EMTN	0.637	(ff)	07/26/24		EUR	5,000	5,429,928
Sr. Unsec’d. Notes, EMTN	1.342	(ff)	10/23/26		EUR	600	669,590
Sr. Unsec’d. Notes, EMTN	7.500		04/02/32			10,000	8,498,795
Sr. Unsec’d. Notes, GMTN	1.375		10/27/26		EUR	1,600	1,798,764
MPLX LP,
Sr. Unsec’d. Notes	4.000		03/15/28			515	488,532
Sr. Unsec’d. Notes(a)	4.125		03/01/27			2,000	1,939,023

See Notes to Financial Statements.

38

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.325%	03/24/25	EUR	1,700	$1,883,326
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	6.000	01/15/27		735	632,078
Gtd. Notes, 144A	8.125	07/15/23		3,840	3,686,878
Newell Brands, Inc., Sr. Unsec’d. Notes	4.700	04/01/26		1,300	1,315,452
Newfield Exploration Co., Gtd. Notes	5.625	07/01/24		7,200	5,055,120
Newmont Corp., Gtd. Notes	2.250	10/01/30		1,995	1,974,253
Norfolk Southern Corp.,
Sr. Unsec’d. Notes	3.942	11/01/47		232	266,760
Sr. Unsec’d. Notes	4.050	08/15/52		165	192,892
NRG Energy, Inc., Sr. Sec’d. Notes, 144A	3.750	06/15/24		5,600	5,743,088
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	2.600	08/13/21		965	903,221
Sr. Unsec’d. Notes(a)	2.700	08/15/22		1,320	1,147,623
Sr. Unsec’d. Notes	6.450	09/15/36		35	25,798
ONEOK Partners LP, Gtd. Notes	4.900	03/15/25		2,000	1,966,587
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30		7,350	5,924,777
Gtd. Notes	4.450	09/01/49		2,000	1,531,716
PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875	06/01/25		565	568,990
Phillips 66 Partners LP, Sr. Unsec’d. Notes(a)	3.605	02/15/25		2,000	1,948,414
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29		2,055	1,754,872
Sr. Unsec’d. Notes	4.900	02/15/45		2,350	1,975,281
Prologis Yen Finance LLC, Gtd. Notes	0.972	09/25/28	JPY	250,000	2,345,747
Range Resources Corp., Gtd. Notes, 144A(a)	9.250	02/01/26		4,805	3,932,524
Refinitiv US Holdings, Inc.,
Sr. Sec’d. Notes	4.500	05/15/26	EUR	1,000	1,144,072
Sr. Unsec’d. Notes	6.875	11/15/26	EUR	1,600	1,864,957
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Sr. Sec’d. Notes, 144A	5.125	07/15/23		2,627	2,639,162

See Notes to Financial Statements.

PGIM Global Total Return Fund	39

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625%	12/01/25		4,525	$3,736,910
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A(a)	3.900	05/17/28		1,955	1,882,437
Sr. Unsec’d. Notes, 144A	4.000	12/21/25		129	130,342
Scientific Games International, Inc., Gtd. Notes(a)	6.625	05/15/21		1,537	1,374,601
Gtd. Notes, 144A	7.000	05/15/28		450	324,603
Gtd. Notes, 144A	7.250	11/15/29		750	536,164
Service Properties Trust, Sr. Unsec’d. Notes	4.350	10/01/24		3,600	3,019,068
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26		2,470	2,680,215
Spectrum Brands, Inc., Gtd. Notes, 144A	4.000	10/01/26	EUR	675	689,512
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		4,600	6,465,455
Sprint Corp., Gtd. Notes	7.625	02/15/25		300	346,263
Stryker Corp., Sr. Unsec’d. Notes	2.625	11/30/30	EUR	2,300	2,872,678
Sunoco Logistics Partners Operations LP, Gtd. Notes	5.400	10/01/47		2,200	1,984,428
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28		2,800	1,897,242
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	01/31/25		2,350	2,221,163
Gtd. Notes, 144A	6.625	07/15/27		2,330	2,132,757
Tenet Healthcare Corp.,
Sec’d. Notes, 144A(a)	6.250	02/01/27		800	788,031
Sr. Sec’d. Notes, 144A	5.125	11/01/27		1,405	1,395,293
Sr. Unsec’d. Notes(a)	6.750	06/15/23		875	873,686
Sr. Unsec’d. Notes	8.125	04/01/22		1,025	1,033,370
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes	0.500	03/01/28	EUR	4,500	4,804,694
Sr. Unsec’d. Notes	2.875	07/24/37	EUR	450	599,555
Time Warner Entertainment Co. LP, Sr. Sec’d. Notes	8.375	07/15/33		2,065	3,008,302
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/40		2,500	2,818,255
Sr. Sec’d. Notes, 144A	4.500	04/15/50		3,110	3,598,806

See Notes to Financial Statements.

40

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Tote Shipholdings, Inc., Gov’t. Gtd. Notes	3.400%		10/16/40		106	$115,166
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, EMTN	2.600	(cc)	10/24/25		3,158	3,270,081
U.S. Concrete, Inc., Gtd. Notes	6.375		06/01/24		3,750	3,539,180
United Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.636		01/02/24		58	50,564
United Rentals North America, Inc.,
Gtd. Notes	4.875		01/15/28		3,115	3,124,662
Gtd. Notes	5.250		01/15/30		2,340	2,345,749
Gtd. Notes	5.500		05/15/27		500	505,108
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125		02/01/25		500	485,008
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.250		04/08/30	EUR	5,000	5,764,591
Sr. Unsec’d. Notes	2.500		04/08/31	GBP	1,400	1,884,750
Sr. Unsec’d. Notes, MTN	2.650		05/06/30	AUD	1,600	998,036
Sr. Unsec’d. Notes, MTN	4.050		02/17/25	AUD	4,430	3,137,962
Sr. Unsec’d. Notes, MTN	4.500		08/17/27	AUD	730	533,460
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000		07/31/27		3,520	3,593,638
Sr. Sec’d. Notes, 144A	3.550		07/15/24		9,500	9,538,057
Wells Fargo & Co., Sr. Unsec’d. Notes, GMTN	3.700		07/27/26	AUD	1,373	941,500
Welltower, Inc., Sr. Unsec’d. Notes	3.100		01/15/30		5,600	5,315,179
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes(a)	3.750		06/15/27		2,000	1,998,899
Sr. Unsec’d. Notes	4.000		09/15/25		1,500	1,528,864
Xerox Corp., Sr. Unsec’d. Notes	4.125		03/15/23		460	457,377
XPO Logistics, Inc., Gtd. Notes, 144A	6.750		08/15/24		530	546,513
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	3.550		03/20/30		3,385	3,474,056

						560,485,866

TOTAL CORPORATE BONDS (cost $1,188,209,313)						1,136,686,546

See Notes to Financial Statements.

PGIM Global Total Return Fund	41

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES 3.6%

Bermuda 0.5%
Bellemeade Re Ltd.,
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)	2.187	%(c)	10/25/27	19	$18,644
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	2.087	(c)	04/25/28	811	781,530
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.837	(c)	08/25/28	561	536,806
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	2.087	(c)	08/25/28	750	652,975
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	2.337	(c)	10/25/28	781	735,556
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.937	(c)	04/25/29	956	934,237
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.587	(c)	07/25/29	1,669	1,629,639
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	2.087	(c)	07/25/29	2,400	2,087,431
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.887	(c)	10/25/29	3,577	3,480,269
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.487	(c)	10/25/29	4,500	4,104,219
Eagle Re Ltd., Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	2.287	(c)	04/25/29	834	782,081
Home Re Ltd., Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	2.137	(c)	05/25/29	576	543,116
Oaktown Re II Ltd., Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	2.037	(c)	07/25/28	293	285,221
Oaktown Re III Ltd., Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.887	(c)	07/25/29	193	190,032
Radnor Re Ltd., Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.887	(c)	03/25/28	230	226,038

					16,987,794

See Notes to Financial Statements.

42

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United Kingdom 0.1%
Paragon Mortgages PLC,
Series 11X, Class BB, 3 Month EURIBOR + 0.480% (Cap N/A, Floor 0.000%)	0.260	%(c)	10/15/41	EUR	2,390	$2,312,253
Series 12X, Class B1B, 3 Month EURIBOR + 0.480% (Cap N/A, Floor 0.000%)	0.067	(c)	11/15/38	EUR	1,182	1,128,677

						3,440,930

United States 3.0%
APS Resecuritization Trust, Series 2016-01, Class 1A, 144A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)	1.135	(c)	07/27/57		1,455	1,324,187
Banc of America Funding Trust, Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)	2.473	(c)	09/26/45		209	205,099
BVRT Financing Trust, Series 2019-01, Class F, 144A^	2.979		09/15/21		21,279	20,902,823
Central Park Funding Trust, Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	3.081	(c)	11/01/23		3,500	3,511,329
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 3.500% (Cap N/A, Floor 2.000%)	4.485	(c)	12/25/57		1,770	1,769,050
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)	2.985	(c)	01/25/57		1,512	1,462,520
Series 2017-08, Class A1, 144A	3.000	(cc)	12/25/65		1,864	1,829,415
Connecticut Avenue Securities Trust,
Series 2019-R04, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	2.587	(c)	06/25/39		3,300	2,939,508
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	2.587	(c)	10/25/39		1,300	1,123,870
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 0.000%)	2.537	(c)	01/25/40		1,600	1,206,839
Credit Suisse Mortgage Trust,
Series 2019-11R, Class 1A1, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	2.706	(c)	09/25/45		8,258	7,830,935
Series 2020-WL01, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)^	2.347	(c)	12/25/59		15,955	15,955,227
Fannie Mae Connecticut Avenue Securities, Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.637	(c)	10/25/30		600	538,268
Fannie Mae REMICS, Series 2012-107, Class GI, IO	3.500		09/25/27		6,219	423,606

See Notes to Financial Statements.

PGIM Global Total Return Fund	43

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)
Freddie Mac REMICS, Series 4166, Class IO, IO	3.500%		02/15/43	8,617	$1,323,504
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA02, Class M2, 1 Month LIBOR +
2.250% (Cap N/A, Floor 0.000%)	2.737	(c)	11/25/28	63	62,538
Freddie Mac Structured Agency Credit Risk Trust,
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	3.137	(c)	01/25/49	470	417,090
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	2.337	(c)	02/25/50	4,060	3,006,324
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)	3.587	(c)	03/25/50	320	223,723
IndyMac INDX Mortgage Loan Trust, Series 2004-AR15, Class 3A1	3.955	(cc)	02/25/35	929	852,024
Legacy Mortgage Asset Trust, Series 2020-GS01, Class A1, 144A	2.882		10/25/59	7,542	7,115,263
LSTAR Securities Investment Trust, Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	2.485	(c)	04/01/24	1,243	1,190,499
Mortgage Insurance-Linked Notes,
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.437	(c)	02/25/30	600	576,129
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.937	(c)	02/25/30	1,800	1,600,154
MRA Issuance Trust,
Series 2019-03, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)^	1.964	(c)	05/31/20	6,500	6,467,500
Series 2019-03, Class A2, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)^	1.964	(c)	05/31/20	2,287	2,286,600
Series 2020-01, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	2.385	(c)	12/08/20	8,519	8,514,892
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	1.237	(c)	01/25/48	1,509	1,455,626
Park Avenue Funding Trust, Series 2020-01, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)^	1.938	(c)	08/27/21	6,872	6,872,101

					102,986,643

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $128,737,615)					123,415,367

See Notes to Financial Statements.

44

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS 34.0%

Albania 0.1%
Albania Government International Bond,
Sr. Unsec’d. Notes	3.500%		10/09/25	EUR	1,000	$1,106,197
Sr. Unsec’d. Notes	5.750		11/12/20	EUR	352	393,029
Sr. Unsec’d. Notes, 144A	3.500		10/09/25	EUR	1,000	1,106,196

						2,605,422

Argentina 0.3%
Argentine Republic Government International Bond,
Bonds	4.330		12/31/33	JPY	519,215	1,118,842
Sr. Unsec’d. Notes	0.670	(cc)	12/31/38	JPY	194,978	358,813
Sr. Unsec’d. Notes	0.670	(cc)	12/31/38	JPY	42,213	77,688
Sr. Unsec’d. Notes	3.375		10/12/20	CHF	3,860	1,268,631
Sr. Unsec’d. Notes	3.380	(cc)	12/31/38	EUR	1,000	288,331
Sr. Unsec’d. Notes	5.250		01/15/28	EUR	2,540	648,518
Sr. Unsec’d. Notes	7.820		12/31/33	EUR	17,202	5,958,829
Provincia de Buenos Aires, Sr. Unsec’d. Notes	5.375		01/20/23	EUR	1,100	312,004

						10,031,656

Australia 0.1%
Australia Government Bond, Sr. Unsec’d. Notes, Series 150	3.000		03/21/47	AUD	2,400	2,016,420
Treasury Corp. of Victoria, Gov’t. Gtd. Notes, MTN	2.250		11/20/34	AUD	2,100	1,420,336

						3,436,756

Austria 0.1%
Republic of Austria Government International Bond,
Sr. Unsec’d. Notes, 144A, EMTN	5.000		12/20/24	CAD	3,500	2,969,280
Sr. Unsec’d. Notes, 144A, MTN	5.375		12/01/34	CAD	1,440	1,522,239

						4,491,519

Belgium 0.1%
Kingdom of Belgium Government International Bond,
Notes, 144A	8.875		12/01/24		750	1,005,358
Unsec’d. Notes, EMTN	5.700		05/28/32	GBP	650	1,248,787

						2,254,145

See Notes to Financial Statements.

PGIM Global Total Return Fund	45

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Brazil 1.7%
Brazil Loan Trust 1, Gov’t. Gtd. Notes	5.477%	07/24/23		16,836	$17,025,221
Brazil Minas SPE via State of Minas Gerais,
Gov’t. Gtd. Notes	5.333	02/15/28		33,230	33,216,776
Gov’t. Gtd. Notes, 144A	5.333	02/15/28		564	563,782
Brazilian Government International Bond,
Sr. Unsec’d. Notes	2.875	04/01/21	EUR	7,476	8,224,577
Sr. Unsec’d. Notes	8.500	01/05/24	BRL	30	5,627
Sr. Unsec’d. Notes	8.875	04/15/24		200	244,556

					59,280,539

Bulgaria 0.2%
Bulgaria Government International Bond, Sr. Unsec’d. Notes, EMTN(a)	3.125	03/26/35	EUR	6,352	8,132,751

Canada 0.2%
Canadian Government Bond, Bonds(k)	4.000	06/01/41	CAD	650	726,288
City of Toronto,
Sr. Unsec’d. Notes	3.500	06/02/36	CAD	2,000	1,670,339
Unsec’d. Notes	2.650	11/09/29	CAD	775	605,718
Province of British Columbia, Unsec’d. Notes	7.875	11/30/23	CAD	2,122	1,893,570
Province of Nova Scotia, Unsec’d. Notes	3.150	12/01/51	CAD	1,000	863,436
Province of Quebec,
Unsec’d. Notes, MTN	6.350	01/30/26		500	647,435
Unsec’d. Notes, MTN	7.140	02/27/26		430	567,977
Province of Saskatchewan, Unsec’d. Notes	3.300	06/02/48	CAD	1,400	1,191,350

					8,166,113

Chile 0.1%
Chile Government International Bond,
Sr. Unsec’d. Notes	1.440	02/01/29	EUR	1,884	2,075,839
Sr. Unsec’d. Notes	1.750	01/20/26	EUR	240	270,856

					2,346,695

See Notes to Financial Statements.

46

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

China 0.5%
China Government Bond,
Bonds, Series 1906	3.290%	05/23/29	CNH	10,000	$1,495,645
Sr. Unsec’d. Notes	3.160	06/27/23	CNH	5,000	726,750
Sr. Unsec’d. Notes	3.310	11/30/25	CNH	3,500	521,253
Sr. Unsec’d. Notes	3.380	11/21/24	CNH	500	74,169
Sr. Unsec’d. Notes	3.390	05/21/25	CNH	2,000	297,198
Sr. Unsec’d. Notes	3.480	06/29/27	CNH	2,000	298,824
Sr. Unsec’d. Notes	3.600	06/27/28	CNH	2,500	378,304
Sr. Unsec’d. Notes	3.600	05/21/30	CNH	3,000	448,948
Sr. Unsec’d. Notes	4.000	11/30/35	CNH	11,000	1,726,493
Sr. Unsec’d. Notes	4.100	05/21/45	CNH	13,500	2,198,295
Sr. Unsec’d. Notes	4.400	12/12/46	CNH	21,500	3,646,399
Sr. Unsec’d. Notes	4.500	05/22/34	CNH	5,000	823,230
China Government International Bond, Sr. Unsec’d. Notes	0.500	11/12/31	EUR	1,800	1,871,186
Export-Import Bank of China (The), Sr. Unsec’d. Notes	4.400	05/14/24	CNH	13,000	1,956,945
People’s Bank of China, Sr. Unsec’d. Notes	2.900	11/11/20	CNH	2,000	284,507

					16,748,146

Colombia 1.5%
Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000	01/30/30		1,400	1,269,844
Sr. Unsec’d. Notes	4.000	02/26/24		1,000	1,013,170
Sr. Unsec’d. Notes	8.375	02/15/27		2,701	2,945,302
Sr. Unsec’d. Notes	9.850	06/28/27	COP	8,513,000	2,435,262
Sr. Unsec’d. Notes	10.375	01/28/33		1,401	1,972,219
Sr. Unsec’d. Notes, EMTN(a)	3.875	03/22/26	EUR	36,023	41,257,796

					50,893,593

Croatia 0.4%
Croatia Government International Bond,
Sr. Unsec’d. Notes	1.125	06/19/29	EUR	200	203,280
Sr. Unsec’d. Notes(a)	2.750	01/27/30	EUR	3,000	3,485,943
Sr. Unsec’d. Notes	3.000	03/20/27	EUR	4,500	5,276,518
Sr. Unsec’d. Notes(a)	3.875	05/30/22	EUR	3,000	3,443,325
Sr. Unsec’d. Notes	5.500	04/04/23		1,000	1,080,447

See Notes to Financial Statements.

PGIM Global Total Return Fund	47

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Croatia (cont’d.)
Croatia Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	6.375%	03/24/21		500	$515,643
Sr. Unsec’d. Notes	6.625	07/14/20		1,000	1,006,594

					15,011,750

Cyprus 1.7%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.250	01/21/40	EUR	2,000	1,859,304
Sr. Unsec’d. Notes, EMTN	2.375	09/25/28	EUR	4,700	5,314,512
Sr. Unsec’d. Notes, EMTN	2.750	06/27/24	EUR	4,900	5,689,191
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	10,200	11,889,957
Sr. Unsec’d. Notes, EMTN	2.750	05/03/49	EUR	3,000	3,514,955
Sr. Unsec’d. Notes, EMTN	3.750	07/26/23	EUR	13,355	15,841,666
Sr. Unsec’d. Notes, EMTN	4.250	11/04/25	EUR	11,814	14,689,445

					58,799,030

Czech Republic 0.0%
Czech Republic Government Bond, Bonds, Series 95	1.000	06/26/26	CZK	30,000	1,204,482

Denmark 0.1%
Denmark Government Bond,
Bonds(k)	0.500	11/15/27	DKK	12,110	1,907,102
Bonds(k)	1.750	11/15/25	DKK	3,520	583,573
Bonds(k)	4.500	11/15/39	DKK	1,800	502,190

					2,992,865

Dominican Republic 0.1%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	5.875	04/18/24		1,306	1,262,169
Sr. Unsec’d. Notes	7.500	05/06/21		3,333	3,321,281

					4,583,450

Egypt 0.1%
Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A	5.577	02/21/23		1,835	1,777,410
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	700	652,016

					2,429,426

See Notes to Financial Statements.

48

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Finland 0.1%
Finland Government International Bond, Sr. Unsec’d. Notes	6.950%		02/15/26		600	$798,354
Municipality Finance PLC,
Gov’t. Gtd. Notes, EMTN	0.500		12/21/21	NZD	3,000	1,835,386
Gov’t. Gtd. Notes, EMTN	3.050		09/24/32	SEK	13,000	1,618,781

						4,252,521

France 0.0%
French Republic Government Bond OAT, Bonds, 144A	1.500		05/25/50	EUR	390	534,957

Germany 0.0%
Bundesrepublik Deutschland Bundesanleihe, Bonds(k)	—	(p)	08/15/50	EUR	800	926,254

Greece 2.5%
Hellenic Republic Government Bond,
Bonds	3.650	(cc)	02/24/23	EUR	4,305	4,970,619
Bonds	3.650	(cc)	02/24/24	EUR	4,405	5,156,458
Bonds	3.650	(cc)	02/24/25	EUR	2,683	3,175,035
Bonds	3.650	(cc)	02/24/26	EUR	2,213	2,660,000
Bonds	3.650	(cc)	02/24/27	EUR	5,451	6,612,098
Bonds	3.650	(cc)	02/24/28	EUR	1,697	2,077,837
Bonds	3.650	(cc)	02/24/29	EUR	2,553	3,128,783
Bonds	3.650	(cc)	02/24/30	EUR	1,320	1,630,114
Bonds	3.650	(cc)	02/24/31	EUR	4,136	5,132,501
Bonds	3.650	(cc)	02/24/32	EUR	1,831	2,301,086
Bonds	3.650	(cc)	02/24/33	EUR	1,002	1,265,579
Bonds	3.650	(cc)	02/24/34	EUR	1,829	2,374,546
Bonds	3.650	(cc)	02/24/35	EUR	4,120	5,337,077
Bonds	3.650	(cc)	02/24/36	EUR	994	1,306,921
Bonds	3.650	(cc)	02/24/37	EUR	2,208	2,899,410
Bonds	3.650	(cc)	02/24/38	EUR	1,156	1,517,256
Bonds	3.650	(cc)	02/24/39	EUR	1,332	1,760,980
Bonds	3.650	(cc)	02/24/40	EUR	1,037	1,367,673
Bonds	3.650	(cc)	02/24/41	EUR	891	1,182,103
Bonds	3.650	(cc)	02/24/42	EUR	1,832	2,476,682
Bonds	3.900		01/30/33	EUR	2,710	3,529,453
Bonds	4.000		01/30/37	EUR	1,260	1,720,769
Bonds	4.200		01/30/42	EUR	2,380	3,434,417

See Notes to Financial Statements.

PGIM Global Total Return Fund	49

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Greece (cont’d.)
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200%	07/17/34	EUR	9,311	$13,021,829
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	5,200	7,120,834

					87,160,060

Guernsey 0.1%
States of Guernsey Bond,
Sr. Unsec’d. Notes	3.375	12/12/46	GBP	1,530	2,729,779

Hong Kong 0.1%
Hong Kong Sukuk 2017 Ltd.,
Sr. Unsec’d. Notes	3.132	02/28/27		1,500	1,641,838

Hungary 0.5%
Hungary Government Bond,
Bonds, Series 28A	6.750	10/22/28	HUF	250,000	1,069,650
Hungary Government International Bond,
Sr. Unsec’d. Notes	1.250	10/22/25	EUR	2,000	2,191,700
Sr. Unsec’d. Notes	4.300	12/19/21	CNH	32,500	4,707,941
Sr. Unsec’d. Notes	5.375	02/21/23		4,850	5,245,111
Sr. Unsec’d. Notes	5.750	11/22/23		4,050	4,509,081

					17,723,483

Iceland 0.1%
Iceland Government International Bond,
Sr. Unsec’d. Notes	5.875	05/11/22		1,000	1,080,831
Sr. Unsec’d. Notes, EMTN	0.500	12/20/22	EUR	500	557,098

					1,637,929

India 0.1%
Export-Import Bank of India,
Sr. Unsec’d. Notes, 144A, MTN	3.250	01/15/30		2,910	2,665,572

Indonesia 1.8%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	6,000	5,858,430
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	8,600	8,199,150
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	1,700	1,736,316
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	2,600	2,735,242

See Notes to Financial Statements.

50

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Indonesia (cont’d.)
Indonesia Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	3.375%		07/30/25	EUR	12,505	$14,251,748
Sr. Unsec’d. Notes, EMTN	2.150		07/18/24	EUR	5,195	5,632,661
Sr. Unsec’d. Notes, EMTN	2.625		06/14/23	EUR	1,700	1,873,542
Sr. Unsec’d. Notes, EMTN	2.875		07/08/21	EUR	4,546	5,031,552
Sr. Unsec’d. Notes, EMTN	3.750		06/14/28	EUR	12,980	15,219,822

						60,538,463

Iraq 0.0%
Iraq International Bond,
Sr. Unsec’d. Notes	6.752		03/09/23		1,700	1,286,909

Israel 0.6%
Israel Government Bond,
Bonds, Series 0928	2.250		09/28/28	ILS	5,000	1,614,669
Israel Government International Bond,
Sr. Unsec’d. Notes	2.750		07/03/30		6,140	6,444,253
Sr. Unsec’d. Notes	4.500		04/03/2120		1,240	1,449,783
Sr. Unsec’d. Notes, EMTN	1.500		01/18/27	EUR	1,600	1,832,387
Sr. Unsec’d. Notes, EMTN	1.500		01/16/29	EUR	1,000	1,148,917
Sr. Unsec’d. Notes, EMTN	2.875		01/29/24	EUR	1,000	1,189,562
Sr. Unsec’d. Notes, EMTN	6.875		10/21/34	GBP	2,610	5,368,586

						19,048,157

Italy 4.2%
Cassa Del Trentino SPA,
Gov’t. Gtd. Notes, EMTN	1.160		06/17/26	EUR	663	718,930
Italy Buoni Poliennali Del Tesoro,
Bonds, 144A	2.800		03/01/67	EUR	2,100	2,360,267
Sr. Unsec’d. Notes, 144A	3.350		03/01/35	EUR	15,640	19,814,013
Region of Lazio,
Sr. Unsec’d. Notes	3.088		03/31/43	EUR	1,874	2,103,624
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes	2.375		10/17/24		500	489,355
Sr. Unsec’d. Notes	2.875		10/17/29		2,900	2,734,260
Sr. Unsec’d. Notes	4.000		10/17/49		500	452,280
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 7.000%, Floor 2.000%)	2.000	(c)	06/15/20	EUR	1,550	1,698,745
Sr. Unsec’d. Notes, EMTN	3.444		12/31/24	EUR	1,931	2,164,213
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 + 0.000% (Cap N/A, Floor 4.250%)	4.250	(c)	06/28/29	EUR	5,892	7,593,712

See Notes to Financial Statements.

PGIM Global Total Return Fund	51

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Italy (cont’d.)
Republic of Italy Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	5.200%		07/31/34	EUR	868	$1,273,888
Sr. Unsec’d. Notes, EMTN	5.250		12/07/34	GBP	6,121	9,529,935
Sr. Unsec’d. Notes, EMTN	5.345		01/27/48	EUR	2,000	3,235,047
Sr. Unsec’d. Notes, EMTN	6.000		08/04/28	GBP	39,265	60,579,442
Sr. Unsec’d. Notes, MTN	5.125		07/31/24	EUR	15,045	19,029,521
Sr. Unsec’d. Notes, MTN	5.375		06/15/33		4,780	5,465,978
Republic of Italy Government International Bond Strips Coupon,
Sr. Unsec’d. Notes	1.737	(s)	02/20/31	EUR	5,323	4,679,436
Sr. Unsec’d. Notes	3.487	(s)	03/27/23		775	720,345

						144,642,991

Japan 0.7%
Honshu-Shikoku Bridge,
Sr. Sec’d. Notes, Series 5	2.230		12/20/24	JPY	200,000	2,047,878
Japan Finance Organization for Municipalities,
Sr. Unsec’d. Notes, EMTN	0.875		09/22/21	EUR	2,535	2,820,741
Sr. Unsec’d. Notes, EMTN	3.060		12/21/20	AUD	2,000	1,314,268
Japan Government Twenty Year Bond,
Bonds, Series 149(k)	1.500		06/20/34	JPY	50,000	553,759
Bonds, Series 150(k)	1.400		09/20/34	JPY	145,000	1,589,052
Bonds, Series 157(k)	0.200		06/20/36	JPY	224,100	2,078,736
Bonds, Series 159(k)	0.600		12/20/36	JPY	665,000	6,558,859
Bonds, Series 165(k)	0.500		06/20/38	JPY	407,000	3,936,579
Bonds, Series 171	0.300		12/20/39	JPY	300,000	2,795,480
Japanese Government CPI Linked Bond,
Bonds, Series 22(k)	0.100		03/10/27	JPY	221,324	2,056,195

						25,751,547

Kazakhstan 0.4%
Kazakhstan Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	1.500		09/30/34	EUR	3,200	2,946,921
Sr. Unsec’d. Notes, 144A, MTN	2.375		11/09/28	EUR	3,765	4,106,089
Sr. Unsec’d. Notes, EMTN	2.375		11/09/28	EUR	7,050	7,688,692

						14,741,702

Kuwait 0.1%
Kuwait International Government Bond,
Sr. Unsec’d. Notes, 144A	2.750		03/20/22		2,050	2,095,242

See Notes to Financial Statements.

52

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Latvia 0.0%
Latvia Government International Bond,
Sr. Unsec’d. Notes, EMTN	2.625%	01/21/21	EUR	200	$223,243

Lithuania 0.2%
Lithuania Government Bond,
Bonds, Series 7Y	0.600	06/29/23	EUR	200	222,098
Lithuania Government International Bond,
Sr. Unsec’d. Notes	6.625	02/01/22		4,920	5,356,171

					5,578,269

Macedonia 0.1%
North Macedonia Government International Bond,
Sr. Unsec’d. Notes	3.975	07/24/21	EUR	2,000	2,220,876
Sr. Unsec’d. Notes	5.625	07/26/23	EUR	1,000	1,172,894
Sr. Unsec’d. Notes, 144A	3.975	07/24/21	EUR	500	555,219

					3,948,989

Malaysia 0.1%
Malaysia Government Bond, Bonds, Series 314	4.048	09/30/21	MYR	20,916	4,977,957

Mexico 1.2%
Mexican Bonos,
Sr. Unsec’d. Notes, Series M	8.000	12/07/23	MXN	10,000	450,317
Mexico Government International Bond,
Sr. Unsec’d. Notes	1.125	01/17/30	EUR	6,400	5,665,231
Sr. Unsec’d. Notes	1.625	04/08/26	EUR	200	201,089
Sr. Unsec’d. Notes	2.750	04/22/23	EUR	4,375	4,826,432
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	5,000	4,562,997
Sr. Unsec’d. Notes	4.000	03/15/2115	EUR	950	843,597
Sr. Unsec’d. Notes, EMTN	1.750	04/17/28	EUR	800	782,437
Sr. Unsec’d. Notes, EMTN	5.625	03/19/2114	GBP	340	413,812
Sr. Unsec’d. Notes, EMTN	6.750	02/06/24	GBP	6,621	9,207,727
Sr. Unsec’d. Notes, GMTN(a)	1.625	03/06/24	EUR	8,870	9,355,682
Sr. Unsec’d. Notes, MTN	7.500	04/08/33		875	1,111,067
Sr. Unsec’d. Notes, Series 25	0.600	04/20/23	JPY	100,000	912,827
Sr. Unsec’d. Notes, Series 28	2.000	04/20/38	JPY	300,000	2,746,913

					41,080,128

See Notes to Financial Statements.

PGIM Global Total Return Fund	53

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Montenegro 0.0%
Montenegro Government International Bond,
Sr. Unsec’d. Notes, 144A	3.375%	04/21/25	EUR	750	$806,662

New Zealand 0.2%
Auckland Council,
Sr. Sec’d. Notes	2.900	09/16/27	AUD	1,000	664,247
Sr. Sec’d. Notes	3.500	03/09/26	AUD	2,000	1,446,103
New Zealand Local Government Funding Agency Bond,
Gov’t. Gtd. Notes	2.750	04/15/25	NZD	1,800	1,208,152
Gov’t. Gtd. Notes	3.500	04/14/33	NZD	3,500	2,540,635
Gov’t. Gtd. Notes	4.500	04/15/27	NZD	1,800	1,355,403

					7,214,540

Norway 0.1%
City of Oslo,
Sr. Unsec’d. Notes	3.600	12/06/22	NOK	1,000	104,283
Sr. Unsec’d. Notes	3.650	11/08/23	NOK	9,000	959,392
City of Oslo Norway,
Sr. Unsec’d. Notes	2.300	12/01/27	NOK	3,000	313,525
Norway Government Bond,
Sr. Unsec’d. Notes, Series 481, 144A	1.750	09/06/29	NOK	10,000	1,079,913

					2,457,113

Panama 0.3%
Panama Government International Bond,
Sr. Unsec’d. Notes	4.000	09/22/24		400	423,185
Sr. Unsec’d. Notes	8.125	04/28/34		3,799	5,419,555
Sr. Unsec’d. Notes	9.375	01/16/23		3,753	4,423,884
Sr. Unsec’d. Notes	9.375	04/01/29		800	1,121,191
Sr. Unsec’d. Notes	10.750	05/15/20		275	275,719

					11,663,534

Peru 1.3%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.392	01/23/26		690	702,404
Sr. Unsec’d. Notes	2.750	01/30/26	EUR	27,798	32,823,277
Sr. Unsec’d. Notes	3.750	03/01/30	EUR	8,375	10,692,072

					44,217,753

See Notes to Financial Statements.

54

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Philippines 1.0%
Philippine Government International Bond,
Sr. Unsec’d. Notes, EMTN	0.875%	05/17/27	EUR	2,000	$2,062,274
Sr. Unsec’d. Notes, Series 11	0.990	08/15/28	JPY	1,100,000	10,290,516
Sr. Unsec’d. Notes, Series 15	0.590	08/15/29	JPY	1,700,000	15,365,817
Unsec’d. Notes	3.580	05/20/22	CNH	40,000	5,810,048

					33,528,655

Poland 0.1%
Republic of Poland Government Bond,
Bonds, Series 0727	2.500	07/25/27	PLN	10,000	2,614,549
Republic of Poland Government International Bond,
Sr. Unsec’d. Notes	5.000	03/23/22		700	747,912

					3,362,461

Portugal 0.8%
Metropolitano de Lisboa EPE,
Gov’t. Gtd. Notes	4.799	12/07/27	EUR	2,150	3,033,007
Parpublica-Participacoes Publicas SGPS SA,
Sr. Unsec’d. Notes, EMTN	3.750	07/05/21	EUR	1,500	1,712,988
Portugal Government International Bond,
Sr. Unsec’d. Notes	4.090	06/03/22	CNH	70,800	10,246,867
Sr. Unsec’d. Notes, EMTN	5.125	10/15/24		10,675	12,122,550

					27,115,412

Qatar 0.2%
Qatar Government International Bond,
Sr. Unsec’d. Notes, 144A	3.400	04/16/25		4,410	4,692,413
Sr. Unsec’d. Notes, 144A	3.875	04/23/23		1,040	1,103,394
Sr. Unsec’d. Notes, 144A	4.500	04/23/28		2,000	2,280,970

					8,076,777

Romania 0.7%
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.500	02/08/30	EUR	4,150	4,286,280
Sr. Unsec’d. Notes, EMTN	2.375	04/19/27	EUR	1,000	1,064,041
Sr. Unsec’d. Notes, EMTN	3.375	02/08/38	EUR	2,138	2,194,601
Sr. Unsec’d. Notes, EMTN(a)	3.500	04/03/34	EUR	1,000	1,060,253
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	1,000	1,089,934
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	2,966	3,184,873

See Notes to Financial Statements.

PGIM Global Total Return Fund	55

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Romania (cont’d.)
Romanian Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	4.375%	08/22/23		1,000	$1,039,949
Sr. Unsec’d. Notes, EMTN	6.750	02/07/22		2,600	2,759,846
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	3,600	3,415,285
Unsec’d. Notes, 144A, MTN	2.875	05/26/28	EUR	1,100	1,185,555
Unsec’d. Notes, EMTN	2.124	07/16/31	EUR	2,000	1,897,381
Unsec’d. Notes, MTN	2.875	05/26/28	EUR	700	754,444

					23,932,442

Russia 0.7%

Russian Federal Bond-OFZ,
Bonds, Series 6224	6.900	05/23/29	RUB	61,000	877,796

Russian Foreign Bond-Eurobond,
Sr. Unsec’d. Notes	2.875	12/04/25	EUR	18,400	21,557,871
Sr. Unsec’d. Notes	4.500	04/04/22		400	420,991

					22,856,658

Saudi Arabia 0.5%
KSA Sukuk Ltd.,
Sr. Unsec’d. Notes, EMTN	2.894	04/20/22		1,000	1,021,280

Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A	2.000	07/09/39	EUR	5,945	5,963,659
Sr. Unsec’d. Notes, 144A, MTN	2.375	10/26/21		1,200	1,213,713
Sr. Unsec’d. Notes, 144A, MTN	2.875	03/04/23		3,335	3,417,042
Sr. Unsec’d. Notes, 144A, MTN	2.900	10/22/25		4,000	4,051,238
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		1,135	1,212,916
Sr. Unsec’d. Notes, EMTN	2.875	03/04/23		1,300	1,331,980

					18,211,828

Senegal 0.0%

Senegal Government International Bond,
Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	1,395	1,325,806

Serbia 0.6%

Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	1,500	1,421,388
Sr. Unsec’d. Notes	7.250	09/28/21		13,690	14,340,013

See Notes to Financial Statements.

56

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Serbia (cont’d.)
Serbia International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	1.500%	06/26/29	EUR	6,600	$6,254,106
Sr. Unsec’d. Notes, 144A	7.250	09/28/21		200	209,496

					22,225,003

Slovenia 0.3%
Slovenia Government International Bond,
Sr. Unsec’d. Notes	5.250	02/18/24		7,922	8,926,119

South Africa 0.3%
Republic of South Africa Government Bond,
Sr. Unsec’d. Notes, Series 2035	8.875	02/28/35	ZAR	10,000	445,743
Sr. Unsec’d. Notes, Series R186	10.500	12/21/26	ZAR	9,000	536,135
Sr. Unsec’d. Notes, Series R213	7.000	02/28/31	ZAR	1,800	75,320
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes(a)	3.750	07/24/26	EUR	5,415	5,555,728
Sr. Unsec’d. Notes, EMTN	3.800	09/07/21	JPY	100,000	953,469
ZAR Sovereign Capital Fund Pty Ltd.,
Sr. Unsec’d. Notes	3.903	06/24/20		500	498,982
Sr. Unsec’d. Notes, 144A	3.903	06/24/20		1,000	997,964

					9,063,341

South Korea 0.3%
Export-Import Bank of Korea,
Sr. Unsec’d. Notes, 144A, MTN	8.000	05/15/24	IDR	6,800,000	455,806
Sr. Unsec’d. Notes, EMTN	4.140	09/04/23	CNH	5,000	723,986
Sr. Unsec’d. Notes, EMTN	4.660	02/28/21	CNH	12,000	1,719,711
Sr. Unsec’d. Notes, EMTN	7.250	12/07/24	IDR	10,000,000	646,006
Sr. Unsec’d. Notes, MTN	3.500	07/28/21	NZD	2,000	1,260,360
Sr. Unsec’d. Notes, MTN	3.500	02/14/22	AUD	700	473,986
Korea International Bond,
Sr. Unsec’d. Notes	2.125	06/10/24	EUR	1,100	1,304,414
Sr. Unsec’d. Notes	4.250	12/07/21	EUR	1,700	1,996,500

					8,580,769

Spain 2.8%
Autonomous Community of Catalonia,
Sr. Unsec’d. Notes, EMTN	4.900	09/15/21	EUR	600	694,188

See Notes to Financial Statements.

PGIM Global Total Return Fund	57

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Spain (cont’d.)
Autonomous Community of Catalonia, (cont’d.)
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00
Fft 10Y Index + 0.000% (Cap 12.000%, Floor 5.480%)	5.480	%(c)	05/11/29	EUR	1,000	$1,401,447
Sr. Unsec’d. Notes, EMTN	5.900		05/28/30	EUR	3,000	4,324,897
Instituto de Credito Oficial,
Gov’t. Gtd. Notes, EMTN	0.963		09/22/22	SEK	32,000	3,332,022
Gov’t. Gtd. Notes, EMTN	2.100		02/23/21	JPY	120,000	1,130,854
Gov’t. Gtd. Notes, EMTN	3.250		06/28/24	CHF	1,300	1,525,691
Spain Government Bond,
Bonds, 144A(k)	5.150		10/31/28	EUR	8,120	12,245,376
Sr. Unsec’d. Notes, 144A(k)	1.400		04/30/28	EUR	6,410	7,491,983
Sr. Unsec’d. Notes, 144A(k)	1.400		07/30/28	EUR	895	1,046,840
Sr. Unsec’d. Notes, 144A(k)	1.850		07/30/35	EUR	21,225	25,887,019
Sr. Unsec’d. Notes, 144A(k)	1.950		07/30/30	EUR	1,300	1,593,243
Sr. Unsec’d. Notes, 144A(k)	3.450		07/30/66	EUR	4,200	7,264,647
Spain Government Bond Strips Coupon,
Bonds(k)	0.449	(s)	07/30/29	EUR	438	446,433
Bonds(k)	1.296	(s)	07/30/41	EUR	436	348,081
Bonds, Series CAC(k)	0.579	(s)	07/30/29	EUR	3,600	3,669,858
Bonds, Series CAC	1.365	(s)	07/30/42	EUR	300	228,221
Bonds, Series CAC	1.405	(s)	07/30/43	EUR	300	223,422
Bonds, Series CAC	1.455	(s)	07/30/44	EUR	300	216,195
Bonds, Series CAC	1.475	(s)	07/30/45	EUR	300	212,557
Bonds, Series CAC	1.485	(s)	07/30/46	EUR	300	212,378
Bonds, Series CAC	1.504	(s)	07/30/47	EUR	300	207,653
Bonds, Series CAC	1.514	(s)	07/30/48	EUR	300	202,846
Bonds, Series CAC	1.544	(s)	07/30/49	EUR	300	197,844
Bonds, Series CAC	1.564	(s)	07/30/50	EUR	300	198,006
Bonds, Series CAC	1.594	(s)	07/30/51	EUR	300	192,461
Bonds, Series CAC	1.623	(s)	07/30/52	EUR	300	188,073
Bonds, Series CAC	1.663	(s)	07/30/53	EUR	300	183,719
Bonds, Series CAC	1.683	(s)	07/30/54	EUR	300	179,367
Bonds, Series CAC	1.703	(s)	07/30/55	EUR	300	175,054
Bonds, Series CAC	1.732	(s)	07/30/56	EUR	300	170,773
Bonds, Series CAC	1.772	(s)	07/30/57	EUR	300	166,615
Bonds, Series CAC	1.782	(s)	07/30/58	EUR	300	162,471
Bonds, Series CAC	1.812	(s)	07/30/59	EUR	300	158,373
Bonds, Series CAC	1.852	(s)	07/30/60	EUR	300	151,591
Bonds, Series CAC	1.871	(s)	07/30/61	EUR	300	150,261
Bonds, Series CAC(k)	1.891	(s)	07/30/62	EUR	300	146,200
Bonds, Series CAC(k)	1.921	(s)	07/30/63	EUR	300	141,015

See Notes to Financial Statements.

58

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Spain (cont’d.)
Spain Government Bond Strips Coupon, (cont’d.)
Bonds, Series CAC(k)	1.950	%(s)	07/30/64	EUR	300	$135,490
Bonds, Series CAC(k)	1.980	(s)	07/30/65	EUR	300	131,777
Bonds, Series CAC(k)	2.010	(s)	07/30/66	EUR	300	130,733
Spain Government International Bond,
Sr. Unsec’d. Notes, EMTN	5.010		11/21/44		1,500	1,947,859
Sr. Unsec’d. Notes, EMTN	5.250		04/06/29	GBP	11,497	18,412,568

						97,226,101

Sweden 0.1%
Kommuninvest I Sverige AB,
Gov’t. Gtd. Notes, EMTN	0.625		11/13/23	SEK	15,000	1,556,347
Gov’t. Gtd. Notes, EMTN	1.500		05/12/25	SEK	7,000	754,977
Gov’t. Gtd. Notes, MTN	4.750		08/17/22	AUD	200	141,493
Svensk Exportkredit AB,
Sr. Unsec’d. Notes, EMTN	4.200		12/16/20	AUD	700	465,790
Sr. Unsec’d. Notes, EMTN	8.904	(s)	06/25/27	ZAR	1,400	42,925
Sweden Government Bond,
Bonds, Series 1053	3.500		03/30/39	SEK	10,000	1,631,194

						4,592,726

Thailand 0.1%
Thailand Government Bond,
Sr. Unsec’d. Notes	3.650		06/20/31	THB	45,000	1,713,630

Turkey 0.4%
Turkey Government International Bond,
Sr. Unsec’d. Notes	4.625		03/31/25	EUR	5,000	5,217,485
Sr. Unsec’d. Notes	5.200		02/16/26	EUR	3,530	3,698,107
Sr. Unsec’d. Notes	5.750		03/22/24		1,000	964,777
Sr. Unsec’d. Notes	7.000		06/05/20		2,000	2,003,874
Sr. Unsec’d. Notes, EMTN	3.250		06/14/25	EUR	3,550	3,481,789

						15,366,032

Ukraine 0.8%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	6.750		06/20/26	EUR	13,100	12,721,877
Sr. Unsec’d. Notes	7.375		09/25/32		3,600	3,185,849
Sr. Unsec’d. Notes	7.750		09/01/24		1,875	1,768,338
Sr. Unsec’d. Notes	7.750		09/01/25		400	373,651

See Notes to Financial Statements.

PGIM Global Total Return Fund	59

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Ukraine (cont’d.)
Ukraine Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	7.750%	09/01/26		500	$462,577
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	9,705	8,198,240

					26,710,532

United Arab Emirates 0.7%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes	2.500	10/11/22		498	508,452
Sr. Unsec’d. Notes, 144A	2.500	10/11/22		2,365	2,414,635
Dubai DOF Sukuk Ltd.,
Sr. Unsec’d. Notes(a)	5.000	04/30/29		5,000	5,390,128
Sr. Unsec’d. Notes, EMTN	6.450	05/02/22		6,423	6,882,875
RAK Capital,
Sr. Unsec’d. Notes, EMTN	3.094	03/31/25		1,400	1,387,935
Sharjah Sukuk Ltd.,
Sr. Unsec’d. Notes	3.764	09/17/24		3,800	3,883,255
Sharjah Sukuk Program Ltd.,
Sr. Unsec’d. Notes, EMTN	3.854	04/03/26		4,000	4,092,156
Sr. Unsec’d. Notes, EMTN	4.226	03/14/28		1,200	1,240,436

					25,799,872

United Kingdom 1.4%
Isle of Man Government International Bond,
Unsec’d. Notes	5.375	08/14/34	GBP	6,607	12,792,739
Unsec’d. Notes	5.625	03/29/30	GBP	4,978	8,889,477
Jersey International Bond,
Sr. Unsec’d. Notes	3.750	06/09/54	GBP	219	441,978
Transport for London,
Sr. Unsec’d. Notes, EMTN	4.000	04/07/64	GBP	800	1,803,376
Sr. Unsec’d. Notes, EMTN	4.500	03/31/31	GBP	3,813	5,944,787
United Kingdom Gilt,
Bonds(k)	1.625	10/22/28	GBP	1,020	1,448,084
Bonds(k)	3.250	01/22/44	GBP	100	200,046
Bonds(k)	3.500	01/22/45	GBP	2,310	4,858,252
Bonds(k)	4.250	03/07/36	GBP	6,140	12,204,018
Bonds(k)	4.250	09/07/39	GBP	180	381,462

					48,964,219

See Notes to Financial Statements.

60

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Uruguay 0.1%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.375%		10/27/27		394	$430,497
Sr. Unsec’d. Notes	4.375		01/23/31		625	688,138
Sr. Unsec’d. Notes(a)	6.875		09/28/25		2,202	2,596,765

						3,715,400

TOTAL SOVEREIGN BONDS
(cost $1,237,462,839)						1,174,247,713

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.6%
Federal National Mortgage Assoc.
	5.375		12/07/28	GBP	1,007	1,744,827
Tennessee Valley Authority
Sr. Unsec’d. Notes	5.350		06/07/21	GBP	1,217	1,610,560
Sr. Unsec’d. Notes	5.625		06/07/32	GBP	8,391	15,733,911

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $19,484,903)						19,089,298

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes(h)(k)	1.375		02/15/23		2,450	2,527,519
U.S. Treasury Notes(k)	2.125		05/15/25		300	325,992
U.S. Treasury Notes(h)	2.625		08/31/20		4	4,033
U.S. Treasury Strips Coupon(k)	1.872	(s)	05/15/31		400	363,672
U.S. Treasury Strips Coupon(k)	1.889	(s)	08/15/29		400	372,219
U.S. Treasury Strips Coupon(h)(k)	2.089	(s)	11/15/35		800	678,344
U.S. Treasury Strips Coupon(k)	2.251	(s)	08/15/40		800	615,406

TOTAL U.S. TREASURY OBLIGATIONS
(cost $4,542,801)						4,887,185

				Shares

COMMON STOCK 0.0%

Colombia
Frontera Energy Corp.
(cost $44,526)					2,232	7,212

See Notes to Financial Statements.

PGIM Global Total Return Fund	61

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
PREFERRED STOCK 0.0%

United States
Citigroup Capital XIII (cost $100,000)	4,000	$107,080

TOTAL LONG-TERM INVESTMENTS (cost $3,325,809,586)		3,176,892,876

SHORT-TERM INVESTMENTS 19.2%

AFFILIATED MUTUAL FUNDS 8.5%
PGIM Core Ultra Short Bond Fund(w)	220,323,777	220,323,777
PGIM Institutional Money Market Fund (cost $72,913,089; includes $72,849,168 of cash collateral for securities on loan)(b)(w)	72,965,974	72,951,381

TOTAL AFFILIATED MUTUAL FUNDS (cost $293,236,866)		293,275,158

OPTIONS PURCHASED*~ 10.7% (cost $254,974,316)		371,602,113

TOTAL SHORT-TERM INVESTMENTS (cost $548,211,182)		664,877,271

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 111.1% (cost $3,874,020,768)		3,841,770,147

OPTIONS WRITTEN*~ (11.0)% (premiums received $254,058,475)		(380,896,610)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.1% (cost $3,619,962,293)		3,460,873,537
Liabilities in excess of other assets(z) (0.1)%		(1,881,096)

NET ASSETS 100.0%		$3,458,992,441

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EGP—Egyptian Pound

EUR—Euro

See Notes to Financial Statements.

62

GBP—British Pound

HKD—Hong Kong Dollar

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

KZT—Kazakhstani Tenge

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

UAH—Ukraine Hryvna

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

ABS—Asset-Backed Security

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

BIBOR—Bangkok Interbank Offered Rate

bps—Basis Points

BROIS—Brazil Overnight Index Swap

BUBOR—Budapest Interbank Offered Rate

CIBOR—Copenhagen Interbank Offered Rate

CLO—Collateralized Loan Obligation

CLOIS—Sinacofi Chile Interbank Rate Average

CMS—Constant Maturity Swap

COOIS—Colombia Overnight Interbank Reference Rate

CPI—Consumer Price Index

EMTN—Euro Medium Term Note

EONIA—Euro Overnight Index Average

EURIBOR—Euro Interbank Offered Rate

GMAC—General Motors Acceptance Corporation

GMTN—Global Medium Term Note

HIBOR—Hong Kong Interbank Offered Rate

HICP—Harmonised Index of Consumer Prices

ICE—Intercontinental Exchange

IO—Interest Only (Principal amount represents notional)

JIBAR—Johannesburg Interbank Agreed Rate

KLIBOR—Kuala Lumpur Interbank Offered Rate

See Notes to Financial Statements.

PGIM Global Total Return Fund	63

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

KWCDC—Korean Won Certificate of Deposit

L2—Level 2

L3—Level 3

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

MASTR—Morgan Stanley Structured Asset Security

MTN—Medium Term Note

NIBOR—Norwegian Interbank Offered Rate

OAT—Obligations Assimilables du Tresor

OFZ—Obligatsyi Federal’novo Zaima (Federal Loan Obligations)

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

PRIBOR—Prague Interbank Offered Rate

Q—Quarterly payment frequency for swaps

REMICS—Real Estate Mortgage Investment Conduit Security

S—Semiannual payment frequency for swaps

SIBOR—Singapore Interbank Offered Rate

SONIA—Sterling Overnight Index Average

STIBOR—Stockholm Interbank Offered Rate

Strips—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TAIBOR—Taiwan Interbank Offered Rate

TELBOR—Tel Aviv Interbank Offered Rate

USOIS—United States Overnight Index Swap

WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $65,837,957 and 1.9% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $70,286,785; cash collateral of $72,849,168 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2020.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of April 30, 2020.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

See Notes to Financial Statements.

64

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—		4,495	$77,910
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—		10,926	176,913
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—		21,689	356,564
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—		22,000	373,013
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—		4,370	65,267
Currency Option AUD vs JPY	Call	Citibank, N.A.	05/22/20	85.00	—	AUD	232,500	747
Currency Option AUD vs JPY	Call	Bank of America, N.A.	05/22/20	85.00	—	AUD	12,000	39
Currency Option AUD vs JPY	Call	Deutsche Bank AG	11/25/20	92.00	—	AUD	30,400	3,920
Currency Option EUR vs GBP	Call	Bank of America, N.A.	10/28/20	0.95	—	EUR	66,400	359,031
Currency Option EUR vs TRY	Call	Morgan Stanley & Co. International PLC	07/28/20	12.00	—	EUR	35,500	112,630
Currency Option EUR vs ZAR	Call	Goldman Sachs International	08/27/20	28.00	—	EUR	34,500	133,547
Currency Option EUR vs ZAR	Call	Goldman Sachs International	12/21/20	21.00	—	EUR	35,000	2,041,986
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	12/21/20	25.00	—	EUR	70,000	1,248,978
Currency Option GBP vs USD	Call	Morgan Stanley & Co. International PLC	11/25/20	1.38	—	GBP	30,450	157,000
Currency Option GBP vs USD	Call	Morgan Stanley & Co. International PLC	11/25/20	1.38	—	GBP	30,450	157,000
Currency Option USD vs BRL	Call	Citibank, N.A.	05/15/20	6.70	—		103,800	42,080
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	05/29/20	6.00	—		108,000	603,372
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	07/27/20	6.50	—		80,000	636,328
Currency Option USD vs BRL	Call	Deutsche Bank AG	07/27/20	9.80	—		60,840	30,173
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	08/27/20	8.50	—		40,000	100,836

See Notes to Financial Statements.

PGIM Global Total Return Fund	65

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Call	Citibank, N.A.	12/21/20	5.25	—	80,000	$6,545,404
Currency Option USD vs BRL	Call	Citibank, N.A.	01/27/21	4.00	—	15,000	4,118,542
Currency Option USD vs BRL	Call	Bank of America, N.A.	01/27/21	4.00	—	34,000	9,335,361
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	01/27/21	4.70	—	288,000	45,007,076
Currency Option USD vs BRL	Call	Bank of America, N.A.	01/27/21	5.00	—	112,000	12,796,610
Currency Option USD vs BRL	Call	Citibank, N.A.	01/27/21	5.10	—	216,000	22,086,758
Currency Option USD vs BRL	Call	Citibank, N.A.	02/24/21	5.10	—	103,800	10,890,342
Currency Option USD vs BRL	Call	Deutsche Bank AG	02/24/21	5.90	—	207,600	9,487,282
Currency Option USD vs BRL	Call	Deutsche Bank AG	04/27/21	6.10	—	60,840	2,623,348
Currency Option USD vs BRL	Call	Bank of America, N.A.	09/28/21	6.00	—	75,000	4,927,564
Currency Option USD vs CHF	Call	Goldman Sachs International	10/28/20	1.00	—	40,000	173,008
Currency Option USD vs CHF	Call	Morgan Stanley & Co. International PLC	10/28/20	1.00	—	15,500	67,041
Currency Option USD vs ILS	Call	Deutsche Bank AG	06/26/20	3.55	—	84,000	541,601
Currency Option USD vs ILS	Call	Bank of America, N.A.	06/28/21	3.60	—	66,000	1,082,712
Currency Option USD vs ILS	Call	Citibank, N.A.	06/28/21	3.95	—	66,000	378,437
Currency Option USD vs INR	Call	Citibank, N.A.	07/03/20	99.00	—	100,400	13,259
Currency Option USD vs INR	Call	Citibank, N.A.	10/26/20	76.50	—	52,500	1,463,516
Currency Option USD vs INR	Call	Goldman Sachs International	10/28/20	90.00	—	40,000	103,198
Currency Option USD vs INR	Call	Goldman Sachs International	02/24/21	79.00	—	56,000	1,453,710
Currency Option USD vs INR	Call	Citibank, N.A.	02/24/21	81.00	—	100,400	1,875,763
Currency Option USD vs INR	Call	Bank of America, N.A.	02/24/21	86.00	—	112,000	1,030,781

See Notes to Financial Statements.

66

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs INR	Call	Goldman Sachs International	09/28/21	88.00	—	75,000	$1,160,486
Currency Option USD vs JPY	Call	Morgan Stanley & Co. International PLC	01/27/21	110.00	—	22,000	287,385
Currency Option USD vs KRW	Call	Citibank, N.A.	05/11/20	1,400.00	—	100,700	5,449
Currency Option USD vs KRW	Call	Citibank, N.A.	05/27/20	1,250.00	—	69,500	248,699
Currency Option USD vs KRW	Call	Goldman Sachs International	07/20/20	1,800.00	—	51,000	9,974
Currency Option USD vs KRW	Call	BNP Paribas S.A.	10/28/20	1,165.00	—	29,750	1,451,266
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	10/28/20	1,240.00	—	100,000	2,064,151
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	04/27/21	1,240.00	—	100,000	3,166,427
Currency Option USD vs KRW	Call	Goldman Sachs International	04/27/21	1,240.00	—	51,000	1,614,878
Currency Option USD vs KRW	Call	HSBC Bank USA, N.A.	07/28/21	1,275.00	—	69,500	2,015,824
Currency Option USD vs KRW	Call	Deutsche Bank AG	07/28/21	1,500.00	—	69,500	721,691
Currency Option USD vs MXN	Call	Citibank, N.A.	05/28/20	23.50	—	54,000	2,003,482
Currency Option USD vs MXN	Call	Citibank, N.A.	06/18/20	44.00	—	51,900	4,967
Currency Option USD vs MXN	Call	Deutsche Bank AG	07/23/20	50.00	—	50,700	7,895
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	10/28/20	31.00	—	120,000	1,194,572
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	01/27/21	22.00	—	61,500	7,853,556
Currency Option USD vs MXN	Call	Goldman Sachs International	01/27/21	22.00	—	21,750	2,777,477
Currency Option USD vs MXN	Call	Citibank, N.A.	01/27/21	26.50	—	166,500	6,675,265
Currency Option USD vs MXN	Call	Citibank, N.A.	02/24/21	20.50	—	54,000	9,913,202
Currency Option USD vs MXN	Call	Deutsche Bank AG	02/24/21	22.00	—	108,000	14,229,901
Currency Option USD vs MXN	Call	Deutsche Bank AG	02/24/21	22.25	—	59,400	7,368,530

See Notes to Financial Statements.

PGIM Global Total Return Fund	67

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs MXN	Call	Citibank, N.A.	02/24/21	25.00	—	118,800	$7,411,229
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	04/27/21	22.00	—	59,500	8,376,230
Currency Option USD vs MXN	Call	Citibank, N.A.	04/27/21	26.00	—	119,000	6,907,559
Currency Option USD vs MXN	Call	Citibank, N.A.	02/23/22	28.00	—	51,900	3,700,183
Currency Option USD vs RUB	Call	Morgan Stanley & Co. International PLC	05/12/20	81.00	—	103,700	113,499
Currency Option USD vs RUB	Call	Goldman Sachs International	07/14/20	130.00	—	101,600	47,437
Currency Option USD vs RUB	Call	Deutsche Bank AG	10/29/20	68.00	—	77,500	8,890,267
Currency Option USD vs RUB	Call	Morgan Stanley & Co. International PLC	10/29/20	75.00	—	155,000	8,083,109
Currency Option USD vs RUB	Call	Goldman Sachs International	12/22/20	95.00	—	56,000	702,038
Currency Option USD vs RUB	Call	Goldman Sachs International	04/28/21	75.00	—	59,500	4,589,786
Currency Option USD vs RUB	Call	Deutsche Bank AG	04/28/21	90.00	—	119,000	3,173,660
Currency Option USD vs TRY	Call	Deutsche Bank AG	10/29/20	9.00	—	40,000	906,953
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	10/29/20	9.00	—	16,000	362,781
Currency Option USD vs TRY	Call	Goldman Sachs International	10/29/20	12.00	—	112,000	904,548
Currency Option USD vs TRY	Call	Goldman Sachs International	12/22/20	6.50	—	46,000	6,764,033
Currency Option USD vs TRY	Call	Deutsche Bank AG	12/22/20	7.50	—	92,000	6,610,382
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	02/25/21	10.00	—	56,000	1,740,605
Currency Option USD vs TRY	Call	Goldman Sachs International	02/25/21	15.00	—	112,000	1,235,901
Currency Option USD vs TWD	Call	BNP Paribas S.A.	11/25/20	31.00	—	77,500	191,287
Currency Option USD vs TWD	Call	Morgan Stanley & Co. International PLC	11/25/20	32.00	—	77,500	103,980
Currency Option USD vs ZAR	Call	Deutsche Bank AG	05/12/20	21.00	—	51,850	32,161

See Notes to Financial Statements.

68

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs ZAR	Call	Goldman Sachs International	07/07/20	33.00	—		50,000	$15,512
Currency Option USD vs ZAR	Call	Goldman Sachs International	07/27/20	25.00	—		40,000	97,722
Currency Option USD vs ZAR	Call	Goldman Sachs International	09/28/20	17.00	—		40,000	4,263,106
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	09/28/20	21.00	—		14,000	268,656
Currency Option USD vs ZAR	Call	Citibank, N.A.	09/28/20	21.00	—		66,000	1,266,519
Currency Option USD vs ZAR	Call	Goldman Sachs International	01/27/21	15.00	—		40,000	8,542,906
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	01/27/21	15.00	—		16,000	3,417,163
Currency Option USD vs ZAR	Call	Deutsche Bank AG	01/27/21	20.00	—		112,000	4,832,962
Currency Option USD vs ZAR	Call	Deutsche Bank AG	02/24/21	15.50	—		51,850	9,929,591
Currency Option USD vs ZAR	Call	Bank of America, N.A.	02/24/21	18.00	—		103,700	9,332,733
Currency Option USD vs ZAR	Call	Goldman Sachs International	04/27/21	20.00	—		50,000	2,735,561
Currency Option AUD vs JPY	Put	Deutsche Bank AG	12/28/20	60.00	—	AUD	117,000	889,086
Currency Option AUD vs JPY	Put	Goldman Sachs International	12/28/20	68.00	—	AUD	58,500	1,219,810
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/27/21	67.00	—	AUD	142,000	2,791,920
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	01/27/21	72.00	—	AUD	71,000	2,742,396
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	05/26/21	62.00	—	AUD	72,000	1,114,110
Currency Option AUD vs JPY	Put	Citibank, N.A.	05/26/21	62.00	—	AUD	640,000	9,903,200
Currency Option AUD vs JPY	Put	Deutsche Bank AG	05/26/21	70.00	—	AUD	356,000	12,657,089
Currency Option EUR vs GBP	Put	Morgan Stanley & Co. International PLC	10/28/20	0.80	—	EUR	66,400	138,605
Currency Option EUR vs TRY	Put	BNP Paribas S.A.	07/28/20	7.00	—	EUR	35,500	93,419
Currency Option GBP vs JPY	Put	Bank of America, N.A.	06/29/20	70.00	—	GBP	40,000	69

See Notes to Financial Statements.

PGIM Global Total Return Fund	69

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option GBP vs USD	Put	Citibank, N.A.	07/16/20	1.00	—	GBP	82,000	$23,429
Currency Option GBP vs USD	Put	Morgan Stanley & Co. International PLC	07/27/20	1.23	—	GBP	53,100	670,808
Currency Option GBP vs USD	Put	Morgan Stanley & Co. International PLC	09/28/20	1.16	—	GBP	83,200	642,519
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	09/28/20	1.28	—	GBP	32,000	1,305,409
Currency Option GBP vs USD	Put	Goldman Sachs International	09/28/20	1.28	—	GBP	9,600	391,623
Currency Option GBP vs USD	Put	Citibank, N.A.	04/27/21	1.21	—	GBP	82,000	2,687,112
Currency Option USD vs BRL	Put	Deutsche Bank AG	06/26/20	3.50	—		40,000	51
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/27/20	3.25	—		40,000	427
Currency Option USD vs BRL	Put	Deutsche Bank AG	08/27/20	3.50	—		40,000	984
Currency Option USD vs BRL	Put	Citibank, N.A.	03/29/21	3.75	—		119,000	71,755
Currency Option USD vs BRL	Put	Deutsche Bank AG	09/28/21	3.85	—		29,000	35,454
Currency Option USD vs BRL	Put	Deutsche Bank AG	01/26/22	4.15	—		106,500	493,233
Currency Option USD vs BRL	Put	Citibank, N.A.	01/26/22	4.70	—		103,800	1,997,353
Currency Option USD vs INR	Put	BNP Paribas S.A.	12/21/20	69.00	—		20,000	20,017
Currency Option USD vs JPY	Put	Bank of America, N.A.	01/26/22	101.00	—		222,400	6,271,876
Currency Option USD vs JPY	Put	Bank of America, N.A.	01/26/22	101.00	—		2,600	73,322
Currency Option USD vs MXN	Put	Citibank, N.A.	06/18/20	19.00	—		51,900	1,548
Currency Option USD vs MXN	Put	Deutsche Bank AG	10/28/20	18.00	—		40,000	8,415
Currency Option USD vs MXN	Put	Deutsche Bank AG	02/24/21	24.00	—		51,900	2,086,316
Currency Option USD vs RUB	Put	BNP Paribas S.A.	12/22/20	66.00	—		56,000	265,928

See Notes to Financial Statements.

70

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs ZAR	Put	Goldman Sachs International	05/22/20	13.00	—	93,000	$323
Currency Option USD vs ZAR	Put	BNP Paribas S.A.	07/27/20	12.00	—	40,000	724

Total Options Purchased (cost $254,974,316)							$371,602,113

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs JPY	Call	Morgan Stanley & Co. International PLC	11/25/20	92.00	—	AUD	30,400	$(3,920)
Currency Option AUD vs JPY	Call	Citibank, N.A.	05/26/21	70.00	—	AUD	232,500	(6,801,330)
Currency Option AUD vs JPY	Call	Bank of America, N.A.	05/26/21	70.00	—	AUD	12,000	(351,036)
Currency Option EUR vs GBP	Call	Morgan Stanley & Co. International PLC	10/28/20	0.95	—	EUR	66,400	(359,031)
Currency Option EUR vs TRY	Call	BNP Paribas S.A.	07/28/20	12.00	—	EUR	35,500	(112,630)
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	08/27/20	28.00	—	EUR	34,500	(133,547)
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	12/21/20	21.00	—	EUR	35,000	(2,041,986)
Currency Option EUR vs ZAR	Call	Goldman Sachs International	12/21/20	25.00	—	EUR	70,000	(1,248,978)
Currency Option GBP vs USD	Call	Bank of America, N.A.	11/25/20	1.38	—	GBP	60,900	(313,999)
Currency Option USD vs BRL	Call	Citibank, N.A.	05/29/20	6.00	—		108,000	(603,372)
Currency Option USD vs BRL	Call	Deutsche Bank AG	07/27/20	6.50	—		80,000	(636,328)
Currency Option USD vs BRL	Call	Deutsche Bank AG	08/27/20	8.50	—		40,000	(100,836)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	12/21/20	5.25	—		80,000	(6,545,404)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	01/27/21	4.00	—		49,000	(13,453,903)
Currency Option USD vs BRL	Call	Bank of America, N.A.	01/27/21	4.70	—		180,000	(28,129,423)

See Notes to Financial Statements.

PGIM Global Total Return Fund	71

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Call	Citibank, N.A.	01/27/21	4.70	—	108,000	$(16,877,654)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	01/27/21	5.00	—	82,000	(9,368,946)
Currency Option USD vs BRL	Call	Citibank, N.A.	01/27/21	5.00	—	30,000	(3,427,663)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	01/27/21	5.10	—	216,000	(22,086,758)
Currency Option USD vs BRL	Call	Deutsche Bank AG	02/24/21	5.10	—	103,800	(10,890,342)
Currency Option USD vs BRL	Call	Citibank, N.A.	02/24/21	5.90	—	207,600	(9,487,282)
Currency Option USD vs BRL	Call	Deutsche Bank AG	04/27/21	7.20	—	121,680	(2,432,668)
Currency Option USD vs BRL	Call	Deutsche Bank AG	09/28/21	6.00	—	75,000	(4,927,564)
Currency Option USD vs CHF	Call	Bank of America, N.A.	10/28/20	1.00	—	55,500	(240,049)
Currency Option USD vs CLP	Call	Bank of America, N.A.	10/27/21	1,000.00	—	40,100	(880,516)
Currency Option USD vs ILS	Call	Citibank, N.A.	06/26/20	3.55	—	84,000	(541,601)
Currency Option USD vs ILS	Call	Citibank, N.A.	06/28/21	3.60	—	66,000	(1,082,712)
Currency Option USD vs ILS	Call	Bank of America, N.A.	06/28/21	3.95	—	66,000	(378,437)
Currency Option USD vs INR	Call	Goldman Sachs International	10/26/20	76.50	—	52,500	(1,463,516)
Currency Option USD vs INR	Call	HSBC Bank USA, N.A.	10/28/20	90.00	—	40,000	(103,198)
Currency Option USD vs INR	Call	Bank of America, N.A.	02/24/21	79.00	—	56,000	(1,453,710)
Currency Option USD vs INR	Call	Goldman Sachs International	02/24/21	86.00	—	112,000	(1,030,781)
Currency Option USD vs INR	Call	Citibank, N.A.	02/24/21	87.00	—	200,800	(1,633,397)
Currency Option USD vs INR	Call	Bank of America, N.A.	09/28/21	88.00	—	75,000	(1,160,486)
Currency Option USD vs JPY	Call	Citibank, N.A.	01/27/21	110.00	—	22,000	(287,385)
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	05/27/20	1,250.00	—	69,500	(248,699)

See Notes to Financial Statements.

72

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs KRW	Call	Deutsche Bank AG	10/28/20	1,165.00	—	29,750	$(1,451,266)
Currency Option USD vs KRW	Call	Citibank, N.A.	10/28/20	1,240.00	—	100,000	(2,064,151)
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	04/27/21	1,370.00	—	200,000	(2,774,872)
Currency Option USD vs KRW	Call	Goldman Sachs International	04/27/21	1,370.00	—	102,000	(1,415,185)
Currency Option USD vs KRW	Call	Deutsche Bank AG	07/28/21	1,275.00	—	69,500	(2,015,824)
Currency Option USD vs KRW	Call	HSBC Bank USA, N.A.	07/28/21	1,500.00	—	69,500	(721,691)
Currency Option USD vs MXN	Call	Bank of America, N.A.	05/28/20	23.50	—	54,000	(2,003,482)
Currency Option USD vs MXN	Call	Deutsche Bank AG	10/28/20	31.00	—	120,000	(1,194,572)
Currency Option USD vs MXN	Call	Citibank, N.A.	01/27/21	22.00	—	83,250	(10,631,034)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	01/27/21	26.50	—	123,000	(4,931,277)
Currency Option USD vs MXN	Call	Goldman Sachs International	01/27/21	26.50	—	43,500	(1,743,988)
Currency Option USD vs MXN	Call	Deutsche Bank AG	02/24/21	20.50	—	54,000	(9,913,202)
Currency Option USD vs MXN	Call	Citibank, N.A.	02/24/21	22.00	—	108,000	(14,229,901)
Currency Option USD vs MXN	Call	Citibank, N.A.	02/24/21	22.25	—	59,400	(7,368,530)
Currency Option USD vs MXN	Call	Deutsche Bank AG	02/24/21	25.00	—	118,800	(7,411,229)
Currency Option USD vs MXN	Call	Citibank, N.A.	04/27/21	22.00	—	59,500	(8,376,230)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	04/27/21	26.00	—	59,500	(3,453,779)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	04/27/21	26.00	—	59,500	(3,453,779)
Currency Option USD vs MXN	Call	Deutsche Bank AG	04/27/21	30.50	—	50,700	(1,300,765)
Currency Option USD vs MXN	Call	Citibank, N.A.	02/23/22	36.00	—	103,800	(3,032,711)
Currency Option USD vs RUB	Call	Deutsche Bank AG	05/12/20	81.00	—	103,700	(113,499)

See Notes to Financial Statements.

PGIM Global Total Return Fund	73

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs RUB	Call	Morgan Stanley & Co. International PLC	10/29/20	68.00	—	77,500	$(8,890,267)
Currency Option USD vs RUB	Call	Deutsche Bank AG	10/29/20	75.00	—	155,000	(8,083,109)
Currency Option USD vs RUB	Call	BNP Paribas S.A.	12/22/20	95.00	—	56,000	(702,038)
Currency Option USD vs RUB	Call	Goldman Sachs International	04/27/21	89.00	—	101,600	(2,860,682)
Currency Option USD vs RUB	Call	Deutsche Bank AG	04/28/21	75.00	—	59,500	(4,589,786)
Currency Option USD vs RUB	Call	Goldman Sachs International	04/28/21	90.00	—	119,000	(3,173,660)
Currency Option USD vs TRY	Call	Goldman Sachs International	10/29/20	9.00	—	56,000	(1,269,735)
Currency Option USD vs TRY	Call	Deutsche Bank AG	10/29/20	12.00	—	80,000	(646,106)
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	10/29/20	12.00	—	32,000	(258,442)
Currency Option USD vs TRY	Call	Deutsche Bank AG	12/22/20	6.50	—	46,000	(6,764,033)
Currency Option USD vs TRY	Call	Goldman Sachs International	12/22/20	7.50	—	92,000	(6,610,382)
Currency Option USD vs TRY	Call	Goldman Sachs International	02/25/21	10.00	—	56,000	(1,740,605)
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	02/25/21	15.00	—	112,000	(1,235,901)
Currency Option USD vs TWD	Call	Morgan Stanley & Co. International PLC	11/25/20	31.00	—	77,500	(191,287)
Currency Option USD vs TWD	Call	BNP Paribas S.A.	11/25/20	32.00	—	77,500	(103,980)
Currency Option USD vs ZAR	Call	Goldman Sachs International	05/12/20	21.00	—	51,850	(32,161)
Currency Option USD vs ZAR	Call	BNP Paribas S.A.	07/27/20	25.00	—	40,000	(97,722)
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	09/28/20	17.00	—	40,000	(4,263,106)
Currency Option USD vs ZAR	Call	Goldman Sachs International	09/28/20	21.00	—	80,000	(1,535,175)
Currency Option USD vs ZAR	Call	Deutsche Bank AG	01/27/21	15.00	—	56,000	(11,960,069)
Currency Option USD vs ZAR	Call	Goldman Sachs International	01/27/21	20.00	—	80,000	(3,452,116)

See Notes to Financial Statements.

74

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	01/27/21	20.00	—		32,000	$(1,380,846)
Currency Option USD vs ZAR	Call	Bank of America, N.A.	02/24/21	15.50	—		51,850	(9,929,591)
Currency Option USD vs ZAR	Call	Deutsche Bank AG	02/24/21	18.00	—		103,700	(9,332,733)
Currency Option USD vs ZAR	Call	Goldman Sachs International	04/27/21	23.75	—		100,000	(2,228,671)
Currency Option AUD vs JPY	Put	Goldman Sachs International	12/28/20	60.00	—	AUD	117,000	(889,086)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	12/28/20	68.00	—	AUD	58,500	(1,219,810)
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	01/27/21	67.00	—	AUD	142,000	(2,791,920)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/27/21	72.00	—	AUD	71,000	(2,742,396)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	05/26/21	62.00	—	AUD	712,000	(11,017,310)
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	05/26/21	70.00	—	AUD	36,000	(1,279,930)
Currency Option AUD vs JPY	Put	Citibank, N.A.	05/26/21	70.00	—	AUD	320,000	(11,377,159)
Currency Option EUR vs GBP	Put	Bank of America, N.A.	10/28/20	0.80	—	EUR	66,400	(138,605)
Currency Option EUR vs TRY	Put	Morgan Stanley & Co. International PLC	07/28/20	7.00	—	EUR	35,500	(93,419)
Currency Option GBP vs JPY	Put	Bank of America, N.A.	09/28/20	115.00	—	GBP	40,000	(152,622)
Currency Option GBP vs USD	Put	Bank of America, N.A.	07/27/20	1.23	—	GBP	53,100	(670,808)
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	09/28/20	1.16	—	GBP	64,000	(494,245)
Currency Option GBP vs USD	Put	Goldman Sachs International	09/28/20	1.16	—	GBP	19,200	(148,274)
Currency Option GBP vs USD	Put	Morgan Stanley & Co. International PLC	09/28/20	1.28	—	GBP	41,600	(1,697,032)
Currency Option GBP vs USD	Put	Citibank, N.A.	04/27/21	1.11	—	GBP	164,000	(2,293,996)
Currency Option USD vs BRL	Put	Citibank, N.A.	06/26/20	3.50	—		40,000	(51)
Currency Option USD vs BRL	Put	Citibank, N.A.	08/27/20	3.25	—		40,000	(427)

See Notes to Financial Statements.

PGIM Global Total Return Fund	75

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/27/20	3.50	—	40,000	$(984)
Currency Option USD vs BRL	Put	Deutsche Bank AG	03/29/21	3.75	—	119,000	(71,755)
Currency Option USD vs BRL	Put	Bank of America, N.A.	09/28/21	3.85	—	29,000	(35,454)
Currency Option USD vs BRL	Put	Citibank, N.A.	01/26/22	4.15	—	2,700	(12,504)
Currency Option USD vs BRL	Put	Citibank, N.A.	01/26/22	4.15	—	103,800	(480,728)
Currency Option USD vs BRL	Put	Deutsche Bank AG	01/26/22	4.70	—	103,800	(1,997,353)
Currency Option USD vs INR	Put	Goldman Sachs International	12/21/20	69.00	—	20,000	(20,017)
Currency Option USD vs JPY	Put	Bank of America, N.A.	01/26/22	93.00	—	444,800	(6,545,038)
Currency Option USD vs JPY	Put	Bank of America, N.A.	01/26/22	93.00	—	5,200	(76,516)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	10/28/20	18.00	—	40,000	(8,415)
Currency Option USD vs MXN	Put	Citibank, N.A.	02/24/21	24.00	—	51,900	(2,086,316)
Currency Option USD vs RUB	Put	Goldman Sachs International	12/22/20	66.00	—	56,000	(265,928)
Currency Option USD vs ZAR	Put	Goldman Sachs International	07/27/20	12.00	—	40,000	(724)
Currency Option USD vs ZAR	Put	Goldman Sachs International	02/24/21	16.50	—	46,500	(515,531)

Total Options Written (premiums received $254,058,475)							$(380,896,610)

Futures contracts outstanding at April 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
5	5 Year Canadian Government Bonds	Jun. 2020	$463,091	$17,739
815	5 Year U.S. Treasury Notes	Jun. 2020	102,269,770	3,847,816
17	10 Year Canadian Government Bonds	Jun. 2020	1,824,512	109,530
715	10 Year U.S. Ultra Treasury Notes	Jun. 2020	112,277,344	7,674,075
53	20 Year U.S. Treasury Bonds	Jun. 2020	9,594,656	(36,865)
55	30 Year Euro Buxl	Jun. 2020	13,211,568	471,279

See Notes to Financial Statements.

76

Futures contracts outstanding at April 30, 2020 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
1,969	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	$442,594,281	$49,002,112
2	Euro-OAT	Jun. 2020	370,025	744

				61,086,430

Short Positions:
6,779	2 Year U.S. Treasury Notes	Jun. 2020	1,494,292,855	(20,915,934)
2,458	5 Year Euro-Bobl	Jun. 2020	366,194,825	(1,511,359)
42	10 Year Euro-Bund	Jun. 2020	8,028,263	(181,245)
41	10 Year U.K. Gilt	Jun. 2020	7,110,759	(185,425)
713	10 Year U.S. Treasury Notes	Jun. 2020	99,151,562	(55,678)
3,131	Euro Schatz Index	Jun. 2020	385,296,088	403,021

				(22,446,620)

				$38,639,810

Forward foreign currency exchange contracts outstanding at April 30, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 05/29/20	Bank of America, N.A.	AUD	11,601	$7,419,000	$7,560,839	$141,839	$—
Expiring 05/29/20	Bank of America, N.A.	AUD	9,781	6,323,000	6,374,507	51,507	—
Expiring 05/29/20	Citibank, N.A.	AUD	5,681	3,587,000	3,702,615	115,615	—
Expiring 05/29/20	HSBC Bank USA, N.A.	AUD	3,240	2,118,000	2,111,730	—	(6,270)
Expiring 07/20/20	Barclays Bank PLC	AUD	2,897	1,897,347	1,888,384	—	(8,963)
Expiring 11/30/20	Morgan Stanley & Co. International PLC	AUD	2,729	1,959,198	1,778,335	—	(180,863)
Expiring 11/30/20	Morgan Stanley & Co. International PLC	AUD	2,177	1,530,938	1,419,038	—	(111,900)
Expiring 12/30/20	JPMorgan Chase Bank, N.A.	AUD	1,555	1,067,927	1,013,400	—	(54,527)

See Notes to Financial Statements.

PGIM Global Total Return Fund	77

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 12/30/20	Morgan Stanley &Co. International PLC	AUD	13,961	$9,819,051	$9,098,445	$—	$(720,606)
Expiring 05/28/21	HSBC Bank USA, N.A.	AUD	17,251	11,415,713	11,238,950	—	(176,763)
Expiring 05/28/21	JPMorgan Chase Bank, N.A.	AUD	10,828	7,450,379	7,054,544	—	(395,835)
Expiring 07/30/21	HSBC Bank USA, N.A.	AUD	3,517	2,328,606	2,290,685	—	(37,921)
Expiring 10/31/23	JPMorgan Chase Bank, N.A.	AUD	4,867	3,379,499	3,147,918	—	(231,581)
Brazilian Real,
Expiring 05/05/20	Goldman Sachs International	BRL	75,973	13,629,920	13,965,914	335,994	—
Expiring 05/05/20	HSBC Bank USA, N.A.	BRL	99,121	17,509,374	18,221,027	711,653	—
Expiring 05/05/20	JPMorgan Chase Bank, N.A.	BRL	14,964	2,644,000	2,750,695	106,695	—
Expiring 05/05/20	Morgan Stanley &Co. International PLC	BRL	102,173	18,098,073	18,782,086	684,013	—
Expiring 05/29/20	BNP Paribas S.A.	BRL	30,333	5,759,000	5,564,029	—	(194,971)
Expiring 05/29/20	Citibank, N.A.	BRL	22,977	4,350,000	4,214,780	—	(135,220)
Expiring 05/29/20	Citibank, N.A.	BRL	18,779	3,693,000	3,444,683	—	(248,317)
Expiring 05/29/20	Citibank, N.A.	BRL	14,419	2,797,000	2,644,844	—	(152,156)
Expiring 05/29/20	Citibank, N.A.	BRL	10,327	2,041,000	1,894,404	—	(146,596)
Expiring 05/29/20	Morgan Stanley &Co. International PLC	BRL	32,714	6,273,000	6,000,792	—	(272,208)
Expiring 06/02/20	JPMorgan Chase Bank, N.A.	BRL	26,101	4,618,080	4,786,485	168,405	—
Expiring 06/30/20	Citibank, N.A.	BRL	31,480	7,893,000	5,764,118	—	(2,128,882)
Expiring 06/30/20	Deutsche Bank AG	BRL	53,533	12,146,000	9,802,066	—	(2,343,934)
Expiring 06/30/20	Morgan Stanley &Co. International PLC	BRL	3,592	881,000	657,671	—	(223,329)

See Notes to Financial Statements.

78

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 06/30/20	Morgan Stanley &Co. International PLC	BRL	386	$96,033	$70,718	$—	$(25,315)
Expiring 07/29/20	Citibank, N.A.	BRL	8,833	2,190,265	1,614,722	—	(575,543)
Expiring 07/29/20	Deutsche Bank AG	BRL	10,985	2,758,413	2,008,113	—	(750,300)
Expiring 07/29/20	Morgan Stanley &Co. International PLC	BRL	9,411	2,413,000	1,720,263	—	(692,737)
Expiring 08/31/20	Citibank, N.A.	BRL	15,315	3,813,000	2,796,590	—	(1,016,410)
Expiring 08/31/20	Morgan Stanley &Co. International PLC	BRL	16,155	3,967,000	2,950,034	—	(1,016,966)
Expiring 12/23/20	Citibank, N.A.	BRL	70,083	17,106,000	12,757,833	—	(4,348,167)
Expiring 01/29/21	Citibank, N.A.	BRL	169,960	33,150,000	30,918,209	—	(2,231,791)
Expiring 01/29/21	Citibank, N.A.	BRL	31,144	7,402,000	5,665,532	—	(1,736,468)
Expiring 01/29/21	Citibank, N.A.	BRL	20,672	4,950,547	3,760,538	—	(1,190,009)
Expiring 01/29/21	Morgan Stanley &Co. International PLC	BRL	45,815	10,060,000	8,334,462	—	(1,725,538)
Expiring 01/29/21	Morgan Stanley &Co. International PLC	BRL	13,830	3,322,150	2,515,899	—	(806,251)
Expiring 01/29/21	Morgan Stanley &Co. International PLC	BRL	11,133	2,780,000	2,025,165	—	(754,835)
Expiring 02/26/21	Deutsche Bank AG	BRL	43,592	7,633,000	7,920,670	287,670	—
Expiring 03/31/21	Citibank, N.A.	BRL	41,302	9,998,790	7,494,141	—	(2,504,649)
Expiring 03/31/21	Deutsche Bank AG	BRL	61,095	13,860,000	11,085,507	—	(2,774,493)
Expiring 03/31/21	Morgan Stanley &Co. International PLC	BRL	44,233	10,571,887	8,025,922	—	(2,545,965)

See Notes to Financial Statements.

PGIM Global Total Return Fund	79

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 09/30/21	Bank of America, N.A.	BRL	139,851	$31,675,000	$25,001,441	$—	$(6,673,559)
Expiring 09/30/21	Bank of America, N.A.	BRL	28,623	6,715,000	5,116,918	—	(1,598,082)
Expiring 09/30/21	Deutsche Bank AG	BRL	40,768	8,960,000	7,288,152	—	(1,671,848)
Expiring 09/30/21	Morgan Stanley &Co. International PLC	BRL	12,764	2,400,006	2,281,915	—	(118,091)
Expiring 01/28/22	Citibank, N.A.	BRL	1,600	302,000	282,982	—	(19,018)
Expiring 01/28/22	Deutsche Bank AG	BRL	89,787	15,343,000	15,883,170	540,170	—
Expiring 01/28/22	Morgan Stanley &Co. International PLC	BRL	60,555	11,124,328	10,712,099	—	(412,229)
British Pound,
Expiring 05/29/20	Bank of America, N.A.	GBP	1,002	1,218,000	1,262,741	44,741	—
Expiring 05/29/20	BNP Paribas S.A.	GBP	1,775	2,089,000	2,236,284	147,284	—
Expiring 05/29/20	HSBC Bank USA, N.A.	GBP	2,585	3,334,000	3,256,315	—	(77,685)
Expiring 05/29/20	HSBC Bank USA, N.A.	GBP	1,533	1,907,000	1,931,240	24,240	—
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	GBP	6,720	8,685,586	8,464,323	—	(221,263)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	GBP	1,573	1,984,000	1,981,084	—	(2,916)
Expiring 07/17/20	Barclays Bank PLC	GBP	1,435	1,791,000	1,808,131	17,131	—
Expiring 07/17/20	Barclays Bank PLC	GBP	1,116	1,407,000	1,406,048	—	(952)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	GBP	5,273	6,653,403	6,643,536	—	(9,867)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	GBP	3,655	4,510,454	4,604,479	94,025	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	GBP	1,852	2,312,000	2,333,718	21,718	—

See Notes to Financial Statements.

80

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	GBP	1,644	$2,045,000	$2,070,680	$25,680	$—
Expiring 07/29/20	HSBC Bank USA, N.A.	GBP	3,655	4,766,741	4,605,153	—	(161,588)
Expiring 07/29/20	Morgan Stanley & Co. International PLC	GBP	20,442	25,926,180	25,756,103	—	(170,077)
Expiring 11/27/20	Bank of America, N.A.	GBP	17,024	22,565,312	21,458,255	—	(1,107,057)
Expiring 04/29/21	Citibank, N.A.	GBP	1,569	1,955,460	1,978,412	22,952	—
Canadian Dollar,
Expiring 07/20/20	Barclays Bank PLC	CAD	2,541	1,830,123	1,825,971	—	(4,152)
Expiring 07/20/20	BNP Paribas S.A.	CAD	4,815	3,436,000	3,459,598	23,598	—
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	CAD	6,932	4,937,000	4,981,397	44,397	—
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	CAD	3,719	2,658,000	2,672,238	14,238	—
Expiring 07/20/20	The Toronto-Dominion Bank	CAD	8,615	6,143,000	6,190,588	47,588	—
Chilean Peso,
Expiring 05/29/20	Citibank, N.A.	CLP	1,533,958	1,834,000	1,838,563	4,563	—
Expiring 05/29/20	Citibank, N.A.	CLP	1,408,052	1,669,000	1,687,656	18,656	—
Expiring 05/29/20	Citibank, N.A.	CLP	1,142,846	1,365,000	1,369,787	4,787	—
Expiring 05/29/20	Citibank, N.A.	CLP	1,051,180	1,244,000	1,259,918	15,918	—
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	CLP	677,297	836,324	811,791	—	(24,533)
Expiring 06/17/20	Barclays Bank PLC	CLP	1,129,842	1,323,000	1,354,979	31,979	—
Chinese Renminbi,
Expiring 05/11/20	Barclays Bank PLC	CNH	70,993	10,056,417	10,027,311	—	(29,106)
Expiring 05/11/20	Barclays Bank PLC	CNH	68,599	9,796,246	9,689,108	—	(107,138)
Expiring 05/11/20	Barclays Bank PLC	CNH	22,641	3,192,000	3,197,905	5,905	—
Expiring 05/11/20	Barclays Bank PLC	CNH	17,635	2,496,000	2,490,859	—	(5,141)
Expiring 05/11/20	BNP Paribas S.A.	CNH	16,094	2,271,983	2,273,135	1,152	—
Expiring 05/11/20	Citibank, N.A.	CNH	33,267	4,697,000	4,698,782	1,782	—

See Notes to Financial Statements.

PGIM Global Total Return Fund	81

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 05/11/20	Citibank, N.A.	CNH	32,686	$4,613,000	$4,616,658	$3,658	$—
Expiring 05/11/20	Citibank, N.A.	CNH	30,372	4,276,000	4,289,824	13,824	—
Expiring 05/11/20	Citibank, N.A.	CNH	18,450	2,604,000	2,605,962	1,962	—
Expiring 05/11/20	Goldman Sachs International	CNH	33,177	4,691,000	4,686,007	—	(4,993)
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	53,412	7,675,000	7,544,057	—	(130,943)
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	40,893	5,757,000	5,775,872	18,872	—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	20,000	2,805,154	2,824,862	19,708	—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	16,369	2,336,733	2,311,999	—	(24,734)
Expiring 05/11/20	JPMorgan Chase Bank, N.A.	CNH	569,159	81,676,017	80,389,830	—	(1,286,187)
Expiring 05/11/20	JPMorgan Chase Bank, N.A.	CNH	89,241	12,590,215	12,604,669	14,454	—
Expiring 05/11/20	Morgan Stanley & Co. International PLC	CNH	39,663	5,606,000	5,602,127	—	(3,873)
Expiring 05/11/20	Morgan Stanley &Co. International PLC	CNH	20,678	2,933,000	2,920,658	—	(12,342)
Expiring 05/14/21	Citibank, N.A.	CNH	61,753	8,849,734	8,632,956	—	(216,778)
Colombian Peso,
Expiring 06/17/20	Citibank, N.A.	COP	7,897,879	1,968,000	1,986,338	18,338	—
Expiring 06/17/20	Goldman Sachs International	COP	3,529,555	857,000	887,693	30,693	—
Danish Krone,
Expiring 07/15/20	Barclays Bank PLC	DKK	21,472	3,113,978	3,158,517	44,539	—
Egyptian Pound,
Expiring 05/18/20	Citibank, N.A.	EGP	24,510	1,502,979	1,545,033	42,054	—
Expiring 06/17/20	Citibank, N.A.	EGP	25,060	1,534,606	1,560,500	25,894	—
Expiring 06/17/20	Citibank, N.A.	EGP	19,725	1,206,187	1,228,267	22,080	—
Expiring 06/17/20	Citibank, N.A.	EGP	8,773	529,445	546,291	16,846	—
Euro,
Expiring 05/05/20	JPMorgan Chase Bank, N.A.	EUR	10,317	11,297,436	11,306,544	9,108	—

See Notes to Financial Statements.

82

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 05/29/20	Morgan Stanley & Co. International PLC	EUR	2,406	$2,616,254	$2,637,977	$21,723	$—
Expiring 07/17/20	Barclays Bank PLC	EUR	4,656	5,120,000	5,110,496	—	(9,504)
Expiring 07/17/20	BNP Paribas S.A.	EUR	3,662	4,008,000	4,019,891	11,891	—
Expiring 07/17/20	Citibank, N.A.	EUR	6,987	7,622,083	7,669,588	47,505	—
Expiring 07/17/20	Citibank, N.A.	EUR	3,084	3,382,300	3,384,621	2,321	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	15,209	16,684,097	16,693,613	9,516	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	6,508	7,075,000	7,143,259	68,259	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	3,248	3,563,000	3,564,850	1,850	—
Hungarian Forint,
Expiring 07/17/20	Barclays Bank PLC	HUF	970,758	3,013,000	3,014,723	1,723	—
Expiring 07/17/20	BNP Paribas S.A.	HUF	479,837	1,453,000	1,490,151	37,151	—
Expiring 07/17/20	Citibank, N.A.	HUF	1,345,128	4,172,000	4,177,339	5,339	—
Expiring 07/17/20	Goldman Sachs International	HUF	631,405	1,961,250	1,960,849	—	(401)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	HUF	1,750,450	5,277,207	5,436,079	158,872	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	HUF	522,823	1,614,000	1,623,644	9,644	—
Expiring 07/17/20	Morgan Stanley &Co. International PLC	HUF	721,141	2,235,000	2,239,526	4,526	—
Expiring 07/17/20	Morgan Stanley &Co. International PLC	HUF	209,546	653,750	650,754	—	(2,996)
Indian Rupee,
Expiring 05/29/20	Barclays Bank PLC	INR	214,069	2,787,000	2,828,230	41,230	—
Expiring 05/29/20	BNP Paribas S.A.	INR	265,493	3,452,000	3,507,629	55,629	—
Expiring 05/29/20	Citibank, N.A.	INR	199,157	2,591,000	2,631,214	40,214	—
Expiring 05/29/20	Citibank, N.A.	INR	187,044	2,482,000	2,471,171	—	(10,829)
Expiring 05/29/20	HSBC Bank USA, N.A.	INR	167,590	2,158,000	2,214,159	56,159	—

See Notes to Financial Statements.

PGIM Global Total Return Fund	83

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 05/29/20	HSBC Bank USA, N.A.	INR	125,116	$1,637,000	$1,652,999	$15,999	$—
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	INR	442,219	6,076,726	5,842,477	—	(234,249)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	INR	159,947	2,071,000	2,113,185	42,185	—
Expiring 06/17/20	Citibank, N.A.	INR	205,227	2,644,000	2,703,038	59,038	—
Expiring 06/17/20	HSBC Bank USA, N.A.	INR	425,962	5,478,000	5,610,319	132,319	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	498,232	6,503,000	6,562,187	59,187	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	419,408	5,403,000	5,524,000	121,000	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	400,917	5,138,000	5,280,459	142,459	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	358,353	4,647,000	4,719,855	72,855	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	355,755	4,624,000	4,685,629	61,629	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	337,611	4,361,000	4,446,660	85,660	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	333,576	4,282,000	4,393,518	111,518	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	321,209	4,112,000	4,230,626	118,626	—
Expiring 06/17/20	The Toronto-Dominion Bank	INR	637,192	8,735,115	8,392,420	—	(342,695)
Expiring 10/28/20	Citibank, N.A.	INR	2,062,258	26,473,000	26,688,687	215,687	—
Expiring 10/28/20	Citibank, N.A.	INR	147,429	1,894,000	1,907,950	13,950	—
Expiring 10/30/20	Goldman Sachs International	INR	341,407	4,510,000	4,417,395	—	(92,605)
Expiring 12/23/20	Goldman Sachs International	INR	216,223	2,832,000	2,782,033	—	(49,967)
Expiring 02/26/21	Citibank, N.A.	INR	208,727	2,646,000	2,667,294	21,294	—
Expiring 02/26/21	Morgan Stanley & Co. International PLC	INR	364,682	4,915,513	4,660,227	—	(255,286)

See Notes to Financial Statements.

84

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 09/30/21	Goldman Sachs International	INR	512,311	$6,725,000	$6,390,773	$—	$(334,227)
Indonesian Rupiah,
Expiring 06/17/20	BNP Paribas S.A.	IDR	64,812,844	4,509,065	4,237,066	—	(271,999)
Expiring 06/17/20	BNP Paribas S.A.	IDR	58,263,668	4,097,022	3,808,921	—	(288,101)
Expiring 06/17/20	Credit Suisse International	IDR	162,600,643	11,272,142	10,629,832	—	(642,310)
Expiring 06/17/20	HSBC Bank USA, N.A.	IDR	105,398,389	6,757,000	6,890,300	133,300	—
Expiring 06/17/20	HSBC Bank USA, N.A.	IDR	43,177,544	2,924,317	2,822,683	—	(101,634)
Expiring 06/17/20	HSBC Bank USA, N.A.	IDR	41,274,208	2,608,000	2,698,254	90,254	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	IDR	44,030,121	2,783,000	2,878,419	95,419	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	IDR	77,615,514	5,429,557	5,074,026	—	(355,531)
Israeli Shekel,
Expiring 06/17/20	Barclays Bank PLC	ILS	31,574	8,815,000	9,070,308	255,308	—
Expiring 06/17/20	Barclays Bank PLC	ILS	19,305	5,324,000	5,545,785	221,785	—
Expiring 06/17/20	Barclays Bank PLC	ILS	8,149	2,292,036	2,341,037	49,001	—
Expiring 06/17/20	Barclays Bank PLC	ILS	6,645	1,887,000	1,909,003	22,003	—
Expiring 06/17/20	Barclays Bank PLC	ILS	6,549	1,819,000	1,881,450	62,450	—
Expiring 06/17/20	Barclays Bank PLC	ILS	6,373	1,793,250	1,830,758	37,508	—
Expiring 06/17/20	BNP Paribas S.A.	ILS	13,079	3,731,551	3,757,396	25,845	—
Expiring 06/17/20	Citibank, N.A.	ILS	7,614	2,171,000	2,187,409	16,409	—
Expiring 06/17/20	Citibank, N.A.	ILS	6,147	1,757,000	1,765,838	8,838	—
Expiring 06/17/20	Citibank, N.A.	ILS	6,080	1,715,000	1,746,684	31,684	—
Expiring 06/17/20	Citibank, N.A.	ILS	5,657	1,601,000	1,625,082	24,082	—
Expiring 06/17/20	Citibank, N.A.	ILS	5,178	1,479,000	1,487,468	8,468	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ILS	18,299	5,253,000	5,256,938	3,938	—
Expiring 06/30/20	Barclays Bank PLC	ILS	12,121	3,550,686	3,483,650	—	(67,036)

See Notes to Financial Statements.

PGIM Global Total Return Fund	85

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 06/30/20	Deutsche Bank AG	ILS	50,062	$14,534,000	$14,388,217	$—	$(145,783)
Expiring 06/30/21	Bank of America, N.A.	ILS	47,344	13,695,000	13,769,054	74,054	—
Japanese Yen,
Expiring 05/15/20	Citibank, N.A.	JPY	444,854	4,176,480	4,146,121	—	(30,359)
Expiring 05/29/20	Bank of America, N.A.	JPY	2,392,599	23,414,500	22,303,725	—	(1,110,775)
Expiring 05/29/20	Bank of America, N.A.	JPY	2,083,998	19,421,000	19,426,953	5,953	—
Expiring 05/29/20	Bank of America, N.A.	JPY	1,108,761	10,574,500	10,335,828	—	(238,672)
Expiring 05/29/20	BNP Paribas S.A.	JPY	1,107,935	10,002,000	10,328,130	326,130	—
Expiring 05/29/20	Citibank, N.A.	JPY	718,177	6,649,000	6,694,822	45,822	—
Expiring 05/29/20	HSBC Bank USA, N.A.	JPY	1,403,271	13,069,000	13,081,242	12,242	—
Expiring 05/29/20	HSBC Bank USA, N.A.	JPY	1,111,566	10,587,000	10,361,981	—	(225,019)
Expiring 05/29/20	HSBC Bank USA, N.A.	JPY	1,077,118	10,251,000	10,040,854	—	(210,146)
Expiring 05/29/20	HSBC Bank USA, N.A.	JPY	834,725	7,810,000	7,781,277	—	(28,723)
Expiring 05/29/20	HSBC Bank USA, N.A.	JPY	761,825	7,088,000	7,101,709	13,709	—
Expiring 05/29/20	HSBC Bank USA, N.A.	JPY	574,731	5,223,000	5,357,623	134,623	—
Expiring 05/29/20	HSBC Bank USA, N.A.	JPY	529,917	4,840,000	4,939,869	99,869	—
Expiring 05/29/20	HSBC Bank USA, N.A.	JPY	312,787	2,913,000	2,915,794	2,794	—
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	JPY	748,818	6,961,000	6,980,459	19,459	—
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	JPY	291,603	2,708,000	2,718,312	10,312	—
Expiring 05/29/20	Morgan Stanley & Co. International PLC	JPY	1,471,408	14,446,500	13,716,417	—	(730,083)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	JPY	1,182,340	10,979,000	11,021,737	42,737	—

See Notes to Financial Statements.

86

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 05/29/20	Morgan Stanley & Co. International PLC	JPY	911,844	$8,534,000	$8,500,180	$—	$(33,820)
Expiring 05/29/20	The Toronto-Dominion Bank	JPY	1,802,546	17,122,000	16,803,271	—	(318,729)
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	JPY	1,828,063	16,839,400	17,055,239	215,839	—
Expiring 07/17/20	BNP Paribas S.A.	JPY	227,738	2,123,000	2,124,798	1,798	—
Expiring 07/17/20	BNP Paribas S.A.	JPY	143,505	1,324,000	1,338,901	14,901	—
Expiring 07/17/20	Citibank, N.A.	JPY	1,130,386	10,534,386	10,546,506	12,120	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	JPY	41,150,512	379,052,536	383,934,313	4,881,777	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	JPY	1,094,831	10,213,450	10,214,772	1,322	—
Expiring 07/17/20	Morgan Stanley & Co. International PLC	JPY	257,396	2,369,000	2,401,508	32,508	—
Expiring 07/17/20	Morgan Stanley & Co. International PLC	JPY	182,530	1,702,600	1,703,010	410	—
Expiring 07/17/20	Morgan Stanley & Co. International PLC	JPY	176,152	1,640,000	1,643,495	3,495	—
Expiring 07/17/20	The Toronto-Dominion Bank	JPY	1,946,439	18,170,437	18,160,278	—	(10,159)
Expiring 07/29/20	Deutsche Bank AG	JPY	508,232	4,838,000	4,742,960	—	(95,040)
Expiring 07/29/20	Morgan Stanley & Co. International PLC	JPY	47,793	436,528	446,016	9,488	—
Expiring 10/30/20	Bank of America, N.A.	JPY	2,675,066	25,122,000	25,009,056	—	(112,944)
Expiring 10/30/20	Citibank, N.A.	JPY	1,788,610	17,196,518	16,721,623	—	(474,895)
Expiring 11/27/20	Bank of America, N.A.	JPY	490,915	4,594,000	4,592,951	—	(1,049)

See Notes to Financial Statements.

PGIM Global Total Return Fund	87

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 11/27/20	Citibank, N.A.	JPY	345,010	$3,319,958	$3,227,880	$—	$(92,078)
Expiring 01/29/21	Barclays Bank PLC	JPY	743,615	7,152,000	6,968,923	—	(183,077)
Expiring 01/29/21	Barclays Bank PLC	JPY	438,351	4,154,000	4,108,085	—	(45,915)
Expiring 01/29/21	Citibank, N.A.	JPY	1,004,479	9,689,200	9,413,662	—	(275,538)
Expiring 01/29/21	Citibank, N.A.	JPY	449,088	4,477,000	4,208,709	—	(268,291)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	JPY	1,488,986	14,485,000	13,954,301	—	(530,699)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	JPY	330,506	3,045,649	3,097,399	51,750	—
Expiring 05/28/21	Citibank, N.A.	JPY	2,043,508	19,781,304	19,201,371	—	(579,933)
Expiring 01/28/22	Citibank, N.A.	JPY	1,712,418	16,719,569	16,188,473	—	(531,096)
Expiring 10/31/23	Bank of America, N.A.	JPY	1,051,903	10,538,000	10,154,868	—	(383,132)
Expiring 10/31/23	Barclays Bank PLC	JPY	525,393	5,512,000	5,072,040	—	(439,960)
Expiring 10/31/23	Barclays Bank PLC	JPY	406,236	4,196,000	3,921,721	—	(274,279)
Expiring 10/31/23	Deutsche Bank AG	JPY	511,039	5,354,000	4,933,474	—	(420,526)
Expiring 10/31/23	Goldman Sachs International	JPY	1,254,996	12,881,000	12,115,485	—	(765,515)
Expiring 10/31/23	Morgan Stanley & Co. International PLC	JPY	1,637,975	15,824,364	15,812,689	—	(11,675)
Kazakhstani Tenge,
Expiring 05/11/20	JPMorgan Chase Bank, N.A.	KZT	1,033,812	2,681,624	2,423,351	—	(258,273)
Expiring 05/11/20	JPMorgan Chase Bank, N.A.	KZT	481,360	1,251,424	1,128,353	—	(123,071)
Expiring 06/30/20	Morgan Stanley & Co. International PLC	KZT	545,729	1,152,543	1,257,585	105,042	—

See Notes to Financial Statements.

88

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso,
Expiring 05/29/20	Bank of America, N.A.	MXN	51,281	$2,127,000	$2,117,497	$—	$(9,503)
Expiring 05/29/20	Citibank, N.A.	MXN	53,367	2,752,477	2,203,614	—	(548,863)
Expiring 05/29/20	Goldman Sachs International	MXN	134,399	5,349,000	5,549,613	200,613	—
Expiring 05/29/20	Goldman Sachs International	MXN	43,365	2,036,000	1,790,637	—	(245,363)
Expiring 05/29/20	HSBC Bank USA, N.A.	MXN	431,439	17,805,993	17,815,012	9,019	—
Expiring 05/29/20	HSBC Bank USA, N.A.	MXN	111,374	4,530,000	4,598,857	68,857	—
Expiring 05/29/20	HSBC Bank USA, N.A.	MXN	92,776	3,927,000	3,830,927	—	(96,073)
Expiring 05/29/20	HSBC Bank USA, N.A.	MXN	44,981	1,858,000	1,857,357	—	(643)
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	MXN	128,137	5,272,000	5,291,030	19,030	—
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	MXN	119,990	5,074,000	4,954,648	—	(119,352)
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	MXN	48,218	2,476,000	1,991,007	—	(484,993)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	MXN	276,312	13,798,000	11,409,484	—	(2,388,516)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	MXN	118,073	5,066,000	4,875,488	—	(190,512)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	MXN	75,563	3,113,000	3,120,140	7,140	—
Expiring 05/29/20	Morgan Stanley & Co. International PLC	MXN	72,843	3,071,000	3,007,857	—	(63,143)
Expiring 06/17/20	BNP Paribas S.A.	MXN	75,344	3,132,000	3,102,107	—	(29,893)
Expiring 06/17/20	Citibank, N.A.	MXN	425,976	20,348,998	17,538,462	—	(2,810,536)
Expiring 06/17/20	Goldman Sachs International	MXN	89,449	3,751,089	3,682,843	—	(68,246)
Expiring 10/30/20	Citibank, N.A.	MXN	106,253	5,262,260	4,297,364	—	(964,896)

See Notes to Financial Statements.

PGIM Global Total Return Fund	89

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 10/30/20	Citibank, N.A.	MXN	39,210	$1,822,826	$1,585,846	$—	$(236,980)
Expiring 10/30/20	Morgan Stanley & Co. International PLC	MXN	313,935	14,803,000	12,696,980	—	(2,106,020)
Expiring 01/29/21	Citibank, N.A.	MXN	8,706	426,194	348,438	—	(77,756)
Expiring 01/29/21	Goldman Sachs International	MXN	104,180	4,878,269	4,169,675	—	(708,594)
Expiring 01/29/21	Goldman Sachs International	MXN	23,874	1,117,000	955,509	—	(161,491)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	MXN	36,698	1,702,000	1,468,774	—	(233,226)
Expiring 02/26/21	Citibank, N.A.	MXN	921,100	36,540,000	36,747,100	207,100	—
Expiring 02/26/21	Deutsche Bank AG	MXN	254,611	11,920,000	10,157,659	—	(1,762,341)
Expiring 04/29/21	HSBC Bank USA, N.A.	MXN	59,268	2,325,684	2,347,744	22,060	—
Expiring 04/29/21	JPMorgan Chase Bank, N.A.	MXN	100,978	4,601,957	4,000,011	—	(601,946)
Expiring 04/29/21	Morgan Stanley & Co. International PLC	MXN	482,401	22,718,000	19,109,114	—	(3,608,886)
Expiring 04/28/23	JPMorgan Chase Bank, N.A.	MXN	110,648	4,577,425	4,032,161	—	(545,264)
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	352,530	14,859,000	12,846,680	—	(2,012,320)
New Taiwanese Dollar,
Expiring 06/17/20	BNP Paribas S.A. TWD		31,160	1,052,710	1,056,825	4,115	—
Expiring 06/17/20	Credit Suisse International	TWD	200,894	6,736,000	6,813,504	77,504	—
Peruvian Nuevo Sol,
Expiring 06/17/20	Bank of America, N.A.	PEN	4,729	1,348,835	1,396,942	48,107	—
Expiring 06/17/20	Citibank, N.A.	PEN	14,921	4,445,000	4,407,183	—	(37,817)
Expiring 06/17/20	Citibank, N.A.	PEN	10,423	3,036,000	3,078,773	42,773	—
Expiring 06/17/20	Citibank, N.A.	PEN	8,555	2,528,000	2,526,877	—	(1,123)

See Notes to Financial Statements.

90

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 06/17/20	Goldman Sachs International	PEN	12,762	$3,612,100	$3,769,576	$157,476	$—
Expiring 06/17/20	HSBC Bank USA, N.A.	PEN	9,406	2,756,000	2,778,416	22,416	—
Expiring 06/17/20	HSBC Bank USA, N.A.	PEN	8,319	2,425,000	2,457,231	32,231	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PEN	12,782	3,761,000	3,775,438	14,438	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PEN	9,119	2,651,000	2,693,673	42,673	—
Philippine Peso,
Expiring 06/17/20	HSBC Bank USA, N.A.	PHP	247,663	4,859,000	4,893,781	34,781	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	320,654	6,237,000	6,336,056	99,056	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	246,590	4,670,000	4,872,583	202,583	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	232,426	4,567,000	4,592,697	25,697	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	190,844	3,643,000	3,771,036	128,036	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	55,445	1,085,355	1,095,590	10,235	—
Polish Zloty,
Expiring 07/17/20	Morgan Stanley & Co. International PLC	PLN	10,386	2,500,000	2,502,513	2,513	—
Expiring 07/17/20	UBS AG	PLN	48,246	11,545,301	11,625,558	80,257	—
Russian Ruble,
Expiring 05/29/20	Barclays Bank PLC	RUB	147,897	1,983,000	1,977,175	—	(5,825)
Expiring 05/29/20	Barclays Bank PLC	RUB	127,738	1,736,000	1,707,681	—	(28,319)
Expiring 05/29/20	HSBC Bank USA, N.A.	RUB	349,569	4,675,000	4,673,249	—	(1,751)
Expiring 06/17/20	Barclays Bank PLC	RUB	913,979	13,707,975	12,183,742	—	(1,524,233)
Expiring 06/17/20	Barclays Bank PLC	RUB	134,544	1,786,000	1,793,535	7,535	—
Expiring 06/17/20	Barclays Bank PLC	RUB	128,445	1,657,000	1,712,226	55,226	—

See Notes to Financial Statements.

PGIM Global Total Return Fund	91

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 06/17/20	Barclays Bank PLC	RUB	67,216	$911,000	$896,017	$—	$(14,983)
Expiring 06/17/20	Citibank, N.A.	RUB	830,881	11,499,767	11,076,008	—	(423,759)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	RUB	325,061	4,111,300	4,333,200	221,900	—
Expiring 10/30/20	Deutsche Bank AG	RUB	106,001	1,594,000	1,389,196	—	(204,804)
Expiring 10/30/20	JPMorgan Chase Bank, N.A.	RUB	388,078	4,690,051	5,085,960	395,909	—
Expiring 12/23/20	Goldman Sachs International	RUB	1,725,271	24,720,000	22,472,675	—	(2,247,325)
Expiring 12/23/20	JPMorgan Chase Bank, N.A.	RUB	86,541	1,037,166	1,127,250	90,084	—
Expiring 02/26/21	Deutsche Bank AG	RUB	496,590	6,278,000	6,422,499	144,499	—
Expiring 02/26/21	Goldman Sachs International	RUB	690,766	9,971,000	8,933,820	—	(1,037,180)
Expiring 04/29/21	Goldman Sachs International	RUB	135,453	1,909,000	1,740,559	—	(168,441)
Expiring 04/29/21	JPMorgan Chase Bank, N.A.	RUB	174,900	2,054,500	2,247,442	192,942	—
Singapore Dollar,
Expiring 06/17/20	Barclays Bank PLC	SGD	4,577	3,203,000	3,246,719	43,719	—
Expiring 06/17/20	BNP Paribas S.A.	SGD	7,067	4,992,000	5,012,349	20,349	—
Expiring 06/17/20	BNP Paribas S.A.	SGD	6,501	4,579,000	4,610,728	31,728	—
Expiring 06/17/20	BNP Paribas S.A.	SGD	5,719	4,023,000	4,056,411	33,411	—
Expiring 06/17/20	Credit Suisse International	SGD	12,896	9,120,000	9,146,644	26,644	—
Expiring 06/17/20	Credit Suisse International	SGD	8,371	5,889,000	5,937,365	48,365	—
Expiring 06/17/20	Credit Suisse International	SGD	8,235	5,752,000	5,840,854	88,854	—
Expiring 06/17/20	Credit Suisse International	SGD	7,568	5,309,000	5,368,041	59,041	—
Expiring 06/17/20	Credit Suisse International	SGD	7,329	5,188,000	5,198,300	10,300	—
Expiring 06/17/20	Goldman Sachs International	SGD	7,376	5,195,000	5,231,881	36,881	—

See Notes to Financial Statements.

92

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	SGD	16,675	$12,036,446	$11,827,104	$—	$(209,342)
Expiring 06/17/20	Morgan Stanley &Co. International PLC	SGD	3,651	2,586,000	2,589,456	3,456	—
South African Rand,
Expiring 05/29/20	Bank of America, N.A.	ZAR	279,446	14,777,675	15,028,890	251,215	—
Expiring 05/29/20	Bank of America, N.A.	ZAR	48,734	2,747,000	2,620,989	—	(126,011)
Expiring 05/29/20	Barclays Bank PLC	ZAR	170,699	9,961,736	9,180,389	—	(781,347)
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	ZAR	62,114	3,371,000	3,340,566	—	(30,434)
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	ZAR	43,264	2,796,000	2,326,796	—	(469,204)
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	ZAR	41,556	2,267,000	2,234,950	—	(32,050)
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	ZAR	34,152	1,898,000	1,836,710	—	(61,290)
Expiring 06/17/20	Barclays Bank PLC	ZAR	15,426	814,000	828,135	14,135	—
Expiring 06/17/20	Citibank, N.A.	ZAR	22,646	1,287,000	1,215,740	—	(71,260)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	33,771	1,935,000	1,812,961	—	(122,039)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	18,996	1,004,833	1,019,803	14,970	—
Expiring 07/29/20	Goldman Sachs International	ZAR	83,989	5,653,000	4,491,138	—	(1,161,862)
Expiring 07/29/20	Morgan Stanley &Co. International PLC	ZAR	72,056	4,889,655	3,853,047	—	(1,036,608)
Expiring 08/31/20	Barclays Bank PLC	ZAR	6,040	391,342	322,100	—	(69,242)
Expiring 08/31/20	BNP Paribas S.A.	ZAR	45,248	3,035,141	2,412,775	—	(622,366)
Expiring 09/30/20	Barclays Bank PLC	ZAR	60,930	4,051,742	3,240,258	—	(811,484)
Expiring 09/30/20	Citibank, N.A.	ZAR	141,062	8,689,000	7,501,644	—	(1,187,356)

See Notes to Financial Statements.

PGIM Global Total Return Fund	93

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 09/30/20	Morgan Stanley & Co. International PLC	ZAR	11,451	$750,000	$608,955	$—	$(141,045)
Expiring 12/23/20	Barclays Bank PLC	ZAR	40,681	2,595,749	2,147,240	—	(448,509)
Expiring 01/29/21	Barclays Bank PLC	ZAR	82,671	5,095,122	4,349,216	—	(745,906)
Expiring 01/29/21	Barclays Bank PLC	ZAR	52,387	3,325,892	2,755,993	—	(569,899)
Expiring 01/29/21	Goldman Sachs International	ZAR	53,446	3,511,000	2,811,740	—	(699,260)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	ZAR	120,569	8,081,000	6,342,964	—	(1,738,036)
Expiring 02/26/21	Bank of America, N.A.	ZAR	10,331	628,000	542,295	—	(85,705)
Expiring 02/26/21	Deutsche Bank AG	ZAR	50,651	3,245,000	2,658,885	—	(586,115)
Expiring 02/26/21	Goldman Sachs International	ZAR	504,558	27,744,000	26,486,271	—	(1,257,729)
Expiring 04/29/21	Goldman Sachs International	ZAR	30,290	1,589,000	1,582,486	—	(6,514)
Expiring 12/23/21	Goldman Sachs International	ZAR	199,522	10,565,000	10,130,269	—	(434,731)
South Korean Won,
Expiring 05/29/20	Barclays Bank PLC	KRW	1,924,756	1,589,000	1,585,009	—	(3,991)
Expiring 05/29/20	BNP Paribas S.A.	KRW	2,720,172	2,226,000	2,240,023	14,023	—
Expiring 05/29/20	Citibank, N.A.	KRW	9,091,183	7,712,000	7,486,460	—	(225,540)
Expiring 05/29/20	Citibank, N.A.	KRW	8,247,583	6,693,000	6,791,768	98,768	—
Expiring 05/29/20	Citibank, N.A.	KRW	4,295,865	3,514,000	3,537,584	23,584	—
Expiring 05/29/20	Citibank, N.A.	KRW	3,458,549	2,853,000	2,848,066	—	(4,934)
Expiring 05/29/20	Citibank, N.A.	KRW	2,834,050	2,312,000	2,333,800	21,800	—
Expiring 05/29/20	Citibank, N.A.	KRW	2,348,280	1,980,000	1,933,775	—	(46,225)
Expiring 05/29/20	Goldman Sachs International	KRW	2,915,429	2,477,000	2,400,814	—	(76,186)
Expiring 05/29/20	HSBC Bank USA, N.A.	KRW	2,600,302	2,137,000	2,141,311	4,311	—
Expiring 05/29/20	HSBC Bank USA, N.A.	KRW	2,375,770	1,968,000	1,956,413	—	(11,587)

See Notes to Financial Statements.

94

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	KRW	3,390,230	$2,721,000	$2,791,806	$70,806	$—
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	KRW	3,058,943	2,570,000	2,518,996	—	(51,004)
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	KRW	2,269,432	1,870,000	1,868,845	—	(1,155)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	KRW	6,373,105	5,353,000	5,248,162	—	(104,838)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	KRW	2,357,940	1,950,000	1,941,730	—	(8,270)
Expiring 06/17/20	Barclays Bank PLC	KRW	2,760,559	2,273,000	2,274,135	1,135	—
Expiring 06/17/20	Barclays Bank PLC	KRW	2,097,107	1,731,000	1,727,586	—	(3,414)
Expiring 06/17/20	Barclays Bank PLC	KRW	1,867,339	1,543,000	1,538,305	—	(4,695)
Expiring 06/17/20	Credit Suisse International	KRW	15,093,010	12,769,152	12,433,550	—	(335,602)
Expiring 06/17/20	HSBC Bank USA, N.A.	KRW	2,209,578	1,829,000	1,820,240	—	(8,760)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	KRW	2,884,386	2,375,231	2,376,143	912	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	KRW	2,395,623	1,981,000	1,973,503	—	(7,497)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	KRW	1,334,506	1,097,329	1,099,359	2,030	—
Expiring 10/30/20	BNP Paribas S.A.	KRW	10,138,442	8,909,000	8,377,570	—	(531,430)
Expiring 10/30/20	Citibank, N.A.	KRW	8,127,244	6,677,000	6,715,682	38,682	—
Expiring 10/30/20	Citibank, N.A.	KRW	328,910	268,000	271,784	3,784	—
Expiring 10/30/20	JPMorgan Chase Bank, N.A.	KRW	3,104,580	2,605,388	2,565,368	—	(40,020)
Expiring 10/30/20	Morgan Stanley &Co. International PLC	KRW	34,725,618	28,501,000	28,694,378	193,378	—
Expiring 04/29/21	Goldman Sachs International	KRW	735,965	610,000	611,520	1,520	—

See Notes to Financial Statements.

PGIM Global Total Return Fund	95

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 04/29/21	Morgan Stanley & Co. International PLC	KRW	7,160,671	$5,914,000	$5,949,863	$35,863	$—
Expiring 07/30/21	HSBC Bank USA, N.A.	KRW	15,153,153	12,858,000	12,640,922	—	(217,078)
Swedish Krona,
Expiring 07/15/20	Citibank, N.A.	SEK	53,211	5,386,000	5,458,333	72,333	—
Expiring 07/15/20	Credit Suisse International	SEK	36,209	3,710,000	3,714,330	4,330	—
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	SEK	28,494	2,882,000	2,922,852	40,852	—
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	SEK	15,340	1,535,000	1,573,569	38,569	—
Swiss Franc,
Expiring 07/15/20	BNP Paribas S.A.	CHF	5,377	5,570,000	5,582,732	12,732	—
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	CHF	3,321	3,446,000	3,447,965	1,965	—
Expiring 07/15/20	Morgan Stanley & Co. International PLC	CHF	10,502	10,778,288	10,903,698	125,410	—
Expiring 10/30/20	Goldman Sachs International	CHF	8,271	8,946,000	8,616,414	—	(329,586)
Expiring 10/30/20	Morgan Stanley & Co. International PLC	CHF	3,720	3,945,000	3,875,274	—	(69,726)
Expiring 10/30/20	UBS AG	CHF	3,887	4,001,182	4,048,836	47,654	—
Thai Baht,
Expiring 06/17/20	Barclays Bank PLC	THB	75,309	2,314,000	2,327,650	13,650	—
Expiring 06/17/20	Credit Suisse International	THB	151,912	4,641,000	4,695,272	54,272	—
Expiring 06/17/20	Credit Suisse International	THB	106,644	3,252,000	3,296,160	44,160	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	225,051	6,893,000	6,955,860	62,860	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	135,755	4,314,146	4,195,919	—	(118,227)
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	115,398	3,542,000	3,566,725	24,725	—

See Notes to Financial Statements.

96

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	104,591	$3,196,000	$3,232,683	$36,683	$—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	84,202	2,591,000	2,602,520	11,520	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	79,558	2,430,000	2,458,980	28,980	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	74,101	2,264,000	2,290,300	26,300	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	THB	97,874	2,995,000	3,025,071	30,071	—
Turkish Lira,
Expiring 06/17/20	Barclays Bank PLC	TRY	25,295	3,642,000	3,575,293	—	(66,707)
Expiring 06/17/20	Barclays Bank PLC	TRY	17,773	2,540,000	2,512,161	—	(27,839)
Expiring 06/17/20	Barclays Bank PLC	TRY	11,174	1,603,000	1,579,404	—	(23,596)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	TRY	6,220	873,000	879,131	6,131	—
Expiring 06/30/20	Bank of America, N.A.	TRY	7,742	1,162,000	1,089,137	—	(72,863)
Expiring 06/30/20	Deutsche Bank AG	TRY	175,019	16,910,000	24,622,333	7,712,333	—
Expiring 07/29/20	Barclays Bank PLC	TRY	37,033	5,158,486	5,160,671	2,185	—
Expiring 07/29/20	Citibank, N.A.	TRY	91,101	13,409,000	12,695,269	—	(713,731)
Expiring 10/30/20	Barclays Bank PLC	TRY	6,807	978,311	920,093	—	(58,218)
Expiring 10/30/20	Barclays Bank PLC	TRY	1,883	300,676	254,568	—	(46,108)
Expiring 10/30/20	Morgan Stanley & Co. International PLC	TRY	4,818	697,000	651,255	—	(45,745)
Expiring 12/23/20	Barclays Bank PLC	TRY	12,902	1,646,531	1,714,036	67,505	—
Expiring 12/23/20	Goldman Sachs International	TRY	5,343	836,000	709,782	—	(126,218)
Expiring 02/26/21	Barclays Bank PLC	TRY	26,637	3,375,579	3,464,817	89,238	—
Expiring 02/26/21	Barclays Bank PLC	TRY	14,639	2,008,630	1,904,234	—	(104,396)

See Notes to Financial Statements.

PGIM Global Total Return Fund	97

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 02/26/21	Barclays Bank PLC	TRY	10,388	$1,610,958	$1,351,231	$—	$(259,727)
Expiring 02/26/21	Barclays Bank PLC	TRY	10,093	1,396,000	1,312,876	—	(83,124)
Expiring 02/26/21	Morgan Stanley & Co. International PLC	TRY	154,606	18,616,000	20,110,646	1,494,646	—
Expiring 05/28/21	BNP Paribas S.A.	TRY	10,016	1,287,000	1,264,486	—	(22,514)
Expiring 05/28/21	Goldman Sachs International	TRY	3,514	507,678	443,582	—	(64,096)
Ukraine Hryvna,
Expiring 05/26/20	Citibank, N.A.	UAH	45,759	1,824,538	1,676,934	—	(147,604)
Expiring 05/26/20	Citibank, N.A.	UAH	25,457	1,012,197	932,908	—	(79,289)
Expiring 05/27/20	Citibank, N.A.	UAH	41,628	1,658,110	1,524,861	—	(133,249)

				$2,762,083,603	$2,686,962,401	26,998,902	(102,120,104)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 05/29/20	HSBC Bank USA, N.A.	AUD	6,286	$4,009,000	$4,096,979	$—	$(87,979)
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	AUD	11,256	7,084,000	7,335,567	—	(251,567)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	AUD	2,746	1,798,000	1,789,700	8,300	—
Expiring 07/20/20	BNP Paribas S.A.	AUD	1,905	1,218,000	1,241,460	—	(23,460)
Expiring 07/20/20	HSBC Bank USA, N.A.	AUD	100,199	64,121,194	65,306,190	—	(1,184,996)
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	AUD	4,695	3,074,000	3,060,128	13,872	—
Expiring 11/27/20	JPMorgan Chase Bank, N.A.	AUD	2,575	1,766,733	1,678,203	88,530	—
Expiring 01/29/21	Barclays Bank PLC	AUD	17,022	11,081,492	11,092,927	—	(11,435)
Expiring 05/28/21	Barclays Bank PLC	AUD	42,218	27,447,706	27,505,890	—	(58,184)

See Notes to Financial Statements.

98

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 05/28/21	Citibank, N.A.	AUD	15,791	$9,926,904	$10,287,769	$—	$(360,865)
Brazilian Real,
Expiring 05/05/20	BNP Paribas S.A.	BRL	156,302	30,627,559	28,732,444	1,895,115	—
Expiring 05/05/20	Citibank, N.A.	BRL	24,138	4,410,000	4,437,239	—	(27,239)
Expiring 05/05/20	Goldman Sachs International	BRL	44,911	8,794,611	8,255,770	538,841	—
Expiring 05/05/20	JPMorgan Chase Bank, N.A.	BRL	19,979	3,759,818	3,672,622	87,196	—
Expiring 05/05/20	JPMorgan Chase Bank, N.A.	BRL	19,488	3,567,300	3,582,356	—	(15,056)
Expiring 05/05/20	Morgan Stanley & Co. International PLC	BRL	19,248	3,567,300	3,538,381	28,919	—
Expiring 05/05/20	Morgan Stanley & Co. International PLC	BRL	8,165	1,539,000	1,500,912	38,088	—
Expiring 05/29/20	Bank of America, N.A.	BRL	27,920	5,509,000	5,121,396	387,604	—
Expiring 05/29/20	Barclays Bank PLC	BRL	12,766	2,450,000	2,341,664	108,336	—
Expiring 05/29/20	Citibank, N.A.	BRL	21,184	4,030,000	3,885,802	144,198	—
Expiring 05/29/20	Citibank, N.A.	BRL	14,611	2,576,000	2,680,162	—	(104,162)
Expiring 05/29/20	Citibank, N.A.	BRL	9,642	1,833,000	1,768,590	64,410	—
Expiring 05/29/20	Morgan Stanley & Co. International PLC	BRL	16,980	3,001,000	3,114,641	—	(113,641)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	BRL	12,662	2,366,000	2,322,659	43,341	—
Expiring 06/02/20	Goldman Sachs International	BRL	75,973	13,596,745	13,931,996	—	(335,251)
Expiring 06/02/20	HSBC Bank USA, N.A.	BRL	99,121	17,470,489	18,176,776	—	(706,287)
Expiring 06/02/20	Morgan Stanley & Co. International PLC	BRL	102,173	18,057,771	18,736,473	—	(678,702)
Expiring 06/30/20	Deutsche Bank AG	BRL	88,992	21,600,000	16,294,574	5,305,426	—
Expiring 07/29/20	Deutsche Bank AG	BRL	29,229	6,610,000	5,343,098	1,266,902	—
Expiring 08/31/20	Citibank, N.A.	BRL	2,686	663,819	490,433	173,386	—

See Notes to Financial Statements.

PGIM Global Total Return Fund	99

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 08/31/20	Deutsche Bank AG	BRL	28,784	$6,280,000	$5,256,193	$1,023,807	$—
Expiring 12/23/20	Citibank, N.A.	BRL	19,657	4,824,000	3,578,382	1,245,618	—
Expiring 12/23/20	Citibank, N.A.	BRL	4,358	1,065,453	793,385	272,068	—
Expiring 12/23/20	Morgan Stanley & Co. International PLC	BRL	46,068	11,571,000	8,386,066	3,184,934	—
Expiring 01/29/21	Bank of America, N.A.	BRL	5,513	1,324,200	1,002,830	321,370	—
Expiring 01/29/21	Citibank, N.A.	BRL	43,567	10,642,000	7,925,523	2,716,477	—
Expiring 01/29/21	Morgan Stanley & Co. International PLC	BRL	164,453	31,665,219	29,916,453	1,748,766	—
Expiring 01/29/21	Morgan Stanley & Co. International PLC	BRL	79,021	18,313,000	14,374,997	3,938,003	—
Expiring 02/26/21	Citibank, N.A.	BRL	16,276	3,169,000	2,957,343	211,657	—
Expiring 03/31/21	Citibank, N.A.	BRL	122,798	28,955,000	22,281,405	6,673,595	—
Expiring 03/31/21	Morgan Stanley & Co. International PLC	BRL	23,832	5,878,515	4,324,163	1,554,352	—
Expiring 04/29/21	Deutsche Bank AG	BRL	3,206	561,000	581,059	—	(20,059)
Expiring 09/30/21	Bank of America, N.A.	BRL	100,848	23,296,000	18,028,807	5,267,193	—
Expiring 09/30/21	Deutsche Bank AG	BRL	121,158	26,978,000	21,659,621	5,318,379	—
Expiring 01/28/22	Citibank, N.A.	BRL	83,680	14,917,000	14,802,873	114,127	—
Expiring 01/28/22	Deutsche Bank AG	BRL	113,456	24,675,000	20,070,061	4,604,939	—
British Pound,
Expiring 05/29/20	BNP Paribas S.A.	GBP	1,886	2,170,000	2,375,711	—	(205,711)
Expiring 05/29/20	Citibank, N.A.	GBP	3,694	4,782,000	4,652,504	129,496	—
Expiring 05/29/20	Citibank, N.A.	GBP	1,641	1,934,000	2,067,320	—	(133,320)
Expiring 05/29/20	Citibank, N.A.	GBP	145	179,469	182,082	—	(2,613)
Expiring 05/29/20	HSBC Bank USA, N.A.	GBP	1,420	1,817,000	1,788,104	28,896	—
Expiring 05/29/20	Morgan Stanley & Co. International PLC	GBP	1,709	2,147,000	2,153,133	—	(6,133)
Expiring 05/29/20	UBS AG	GBP	363	450,391	456,652	—	(6,261)
Expiring 07/17/20	Citibank, N.A.	GBP	3,227	3,997,627	4,065,654	—	(68,027)

See Notes to Financial Statements.

100

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	GBP	89,205	$110,378,297	$112,390,396	$—	$(2,012,099)
Expiring 07/29/20	Bank of America, N.A.	GBP	24,097	30,055,465	30,361,256	—	(305,791)
Expiring 11/27/20	Morgan Stanley & Co. International PLC	GBP	7,993	10,441,656	10,074,944	366,712	—
Expiring 11/27/20	Morgan Stanley & Co. International PLC	GBP	7,993	10,441,656	10,074,944	366,712	—
Canadian Dollar,
Expiring 07/20/20	BNP Paribas S.A.	CAD	7,004	5,049,000	5,032,438	16,562	—
Expiring 07/20/20	Morgan Stanley & Co. International PLC	CAD	5,470	3,879,010	3,930,594	—	(51,584)
Chilean Peso,
Expiring 05/29/20	BNP Paribas S.A.	CLP	1,718,141	1,999,000	2,059,320	—	(60,320)
Expiring 05/29/20	Citibank, N.A.	CLP	2,553,246	2,988,000	3,060,257	—	(72,257)
Expiring 05/29/20	Citibank, N.A.	CLP	1,519,345	1,836,000	1,821,049	14,951	—
Expiring 05/29/20	HSBC Bank USA, N.A.	CLP	1,214,577	1,403,000	1,455,762	—	(52,762)
Expiring 06/17/20	Citibank, N.A.	CLP	3,987,685	4,683,000	4,782,288	—	(99,288)
Expiring 06/17/20	Citibank, N.A.	CLP	1,255,933	1,459,216	1,506,195	—	(46,979)
Expiring 06/17/20	HSBC Bank USA, N.A.	CLP	9,886,221	11,839,077	11,856,193	—	(17,116)
Expiring 06/17/20	HSBC Bank USA, N.A.	CLP	3,342,091	3,907,050	4,008,050	—	(101,000)
Expiring 06/17/20	HSBC Bank USA, N.A.	CLP	3,184,819	3,731,700	3,819,440	—	(87,740)
Expiring 06/17/20	HSBC Bank USA, N.A.	CLP	3,069,065	3,697,892	3,680,621	17,271	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CLP	13,987,773	16,729,785	16,775,038	—	(45,253)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CLP	3,029,477	3,582,000	3,633,143	—	(51,143)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CLP	2,009,885	2,375,231	2,410,383	—	(35,152)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CLP	938,864	1,097,329	1,125,946	—	(28,617)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CLP	2,576,948	3,081,000	3,090,442	—	(9,442)

See Notes to Financial Statements.

PGIM Global Total Return Fund	101

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CLP	2,302,930	$2,713,000	$2,761,822	$—	$(48,822)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CLP	1,670,547	1,960,000	2,003,428	—	(43,428)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CLP	1,366,971	1,592,000	1,639,359	—	(47,359)
Expiring 06/17/20	The Toronto-Dominion Bank	CLP	5,466,050	6,484,045	6,555,239	—	(71,194)
Expiring 06/17/20	UBS AG	CLP	1,700,035	1,973,000	2,038,792	—	(65,792)
Expiring 10/29/21	Bank of America, N.A.	CLP	4,482,493	5,687,000	5,401,602	285,398	—
Chinese Renminbi,
Expiring 05/11/20	Barclays Bank PLC	CNH	26,566	3,737,000	3,752,259	—	(15,259)
Expiring 05/11/20	Citibank, N.A.	CNH	268,038	38,261,110	37,858,548	402,562	—
Expiring 05/11/20	Citibank, N.A.	CNH	44,778	6,298,000	6,324,560	—	(26,560)
Expiring 05/11/20	Citibank, N.A.	CNH	8,469	1,210,053	1,196,128	13,925	—
Expiring 05/11/20	Credit Suisse International	CNH	49,072	6,908,000	6,931,035	—	(23,035)
Expiring 05/11/20	Credit Suisse International	CNH	34,045	4,786,000	4,808,651	—	(22,651)
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	67,125	9,563,000	9,480,922	82,078	—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	54,095	7,615,000	7,640,568	—	(25,568)
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	40,841	5,842,600	5,768,576	74,024	—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	40,037	5,690,141	5,654,987	35,154	—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	39,128	5,608,837	5,526,503	82,334	—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	31,954	4,559,499	4,513,322	46,177	—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	31,677	4,522,800	4,474,192	48,608	—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	27,056	3,853,000	3,821,440	31,560	—

See Notes to Financial Statements.

102

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	16,956	$2,422,563	$2,394,868	$27,695	$—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	13,304	1,864,529	1,879,095	—	(14,566)
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	11,736	1,663,999	1,657,643	6,356	—
Expiring 05/11/20	Morgan Stanley & Co. International PLC	CNH	29,974	4,192,215	4,233,677	—	(41,462)
Expiring 05/11/20	Morgan Stanley & Co. International PLC	CNH	4,718	661,700	666,327	—	(4,627)
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	61,753	8,864,088	8,632,956	231,132	—
Colombian Peso,
Expiring 06/17/20	BNP Paribas S.A.	COP	27,838,570	7,326,903	7,001,476	325,427	—
Expiring 06/17/20	BNP Paribas S.A.	COP	4,883,517	1,216,000	1,228,218	—	(12,218)
Expiring 06/17/20	Citibank, N.A.	COP	8,537,293	2,173,000	2,147,153	25,847	—
Expiring 06/17/20	Citibank, N.A.	COP	3,984,418	1,153,366	1,002,092	151,274	—
Expiring 06/17/20	Citibank, N.A.	COP	3,528,984	872,000	887,549	—	(15,549)
Expiring 06/17/20	Goldman Sachs International	COP	15,731,057	3,869,717	3,956,404	—	(86,687)
Expiring 06/17/20	Goldman Sachs International	COP	14,647,584	3,777,000	3,683,907	93,093	—
Expiring 06/17/20	Goldman Sachs International	COP	14,219,534	4,097,022	3,576,252	520,770	—
Expiring 06/17/20	HSBC Bank USA, N.A.	COP	5,195,947	1,487,246	1,306,795	180,451	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	COP	15,403,168	3,947,000	3,873,939	73,061	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	COP	9,514,045	2,378,000	2,392,808	—	(14,808)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	COP	3,552,548	874,000	893,475	—	(19,475)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	COP	5,093,660	1,430,000	1,281,069	148,931	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	COP	4,341,060	1,080,000	1,091,788	—	(11,788)

See Notes to Financial Statements.

PGIM Global Total Return Fund	103

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 06/17/20	Morgan Stanley & Co. International PLC	COP	4,194,338	$1,035,000	$1,054,887	$—	$(19,887)
Expiring 06/17/20	UBS AG	COP	4,307,641	1,059,000	1,083,384	—	(24,384)
Expiring 06/17/20	UBS AG	COP	3,551,039	902,000	893,096	8,904	—
Czech Koruna,
Expiring 07/17/20	Goldman Sachs International	CZK	39,561	1,560,000	1,601,208	—	(41,208)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	CZK	62,896	2,509,000	2,545,674	—	(36,674)
Egyptian Pound,
Expiring 05/18/20	Citibank, N.A.	EGP	18,201	1,139,699	1,147,341	—	(7,642)
Expiring 05/18/20	Citibank, N.A.	EGP	6,309	396,158	397,691	—	(1,533)
Expiring 06/17/20	Citibank, N.A.	EGP	36,864	2,282,589	2,295,519	—	(12,930)
Expiring 06/17/20	Citibank, N.A.	EGP	16,694	1,031,128	1,039,537	—	(8,409)
Euro,
Expiring 05/29/20	Morgan Stanley & Co. International PLC	EUR	2,406	2,619,019	2,637,977	—	(18,958)
Expiring 07/17/20	Barclays Bank PLC	EUR	12,038	13,050,473	13,213,624	—	(163,151)
Expiring 07/17/20	Barclays Bank PLC	EUR	7,993	8,746,205	8,773,299	—	(27,094)
Expiring 07/17/20	BNP Paribas S.A.	EUR	5,029	5,478,000	5,520,410	—	(42,410)
Expiring 07/17/20	Citibank, N.A.	EUR	5,459	5,939,303	5,991,887	—	(52,584)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	10,317	11,314,490	11,323,999	—	(9,509)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	7,793	8,498,656	8,553,318	—	(54,662)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	4,858	5,297,000	5,332,116	—	(35,116)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	4,836	5,322,105	5,308,504	13,601	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	3,231	3,500,584	3,546,139	—	(45,555)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	2,187	2,373,000	2,400,501	—	(27,501)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	840	912,765	921,950	—	(9,185)

See Notes to Financial Statements.

104

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/17/20	Morgan Stanley & Co. International PLC	EUR	7,793	$8,495,540	$8,553,319	$—	$(57,779)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	EUR	3,864	4,192,000	4,241,328	—	(49,328)
Expiring 07/29/20	The Toronto-Dominion Bank	EUR	2,015	2,399,318	2,212,060	187,258	—
Expiring 07/29/20	UBS AG	EUR	3,951	4,814,659	4,338,369	476,290	—
Expiring 08/31/20	HSBC Bank USA, N.A.	EUR	2,460	2,752,642	2,702,869	49,773	—
Expiring 10/30/20	HSBC Bank USA, N.A.	EUR	2,003	2,249,473	2,204,097	45,376	—
Expiring 10/30/20	Morgan Stanley & Co. International PLC	EUR	1,949	2,126,930	2,143,932	—	(17,002)
Expiring 12/02/20	Citibank, N.A.	EUR	46,760	53,017,977	51,492,998	1,524,979	—
Expiring 12/23/20	Morgan Stanley & Co. International PLC	EUR	2,336	2,552,757	2,573,925	—	(21,168)
Hungarian Forint,
Expiring 07/17/20	Barclays Bank PLC	HUF	997,886	3,038,000	3,098,967	—	(60,967)
Expiring 07/17/20	Barclays Bank PLC	HUF	828,305	2,496,000	2,572,329	—	(76,329)
Expiring 07/17/20	Barclays Bank PLC	HUF	702,309	2,132,000	2,181,042	—	(49,042)
Expiring 07/17/20	Barclays Bank PLC	HUF	412,826	1,260,000	1,282,046	—	(22,046)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	HUF	812,165	2,458,000	2,522,205	—	(64,205)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	HUF	882,022	2,673,000	2,739,147	—	(66,147)
Indian Rupee,
Expiring 05/29/20	Barclays Bank PLC	INR	178,583	2,339,000	2,359,388	—	(20,388)
Expiring 05/29/20	Citibank, N.A.	INR	265,111	3,517,000	3,502,584	14,416	—
Expiring 05/29/20	HSBC Bank USA, N.A.	INR	355,560	4,830,000	4,697,573	132,427	—

See Notes to Financial Statements.

PGIM Global Total Return Fund	105

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 05/29/20	HSBC Bank USA, N.A.	INR	237,889	$3,126,000	$3,142,923	$—	$(16,923)
Expiring 05/29/20	HSBC Bank USA, N.A.	INR	163,311	2,132,000	2,157,625	—	(25,625)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	INR	479,705	6,107,000	6,337,736	—	(230,736)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	INR	226,886	3,043,000	2,997,560	45,440	—
Expiring 05/29/20	Morgan Stanley & Co. International PLC	INR	221,384	2,843,000	2,924,874	—	(81,874)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	INR	177,680	2,407,000	2,347,461	59,539	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	372,896	4,792,755	4,911,388	—	(118,633)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	345,773	4,426,750	4,554,165	—	(127,415)
Expiring 10/28/20	Goldman Sachs International	INR	861,650	11,737,500	11,151,031	586,469	—
Expiring 10/30/20	HSBC Bank USA, N.A.	INR	450,791	5,890,000	5,832,694	57,306	—
Expiring 12/23/20	BNP Paribas S.A.	INR	257,208	3,333,000	3,309,358	23,642	—
Expiring 02/26/21	Bank of America, N.A.	INR	257,903	3,425,000	3,295,706	129,294	—
Expiring 02/26/21	Citibank, N.A.	INR	331,407	4,203,000	4,235,006	—	(32,006)
Expiring 02/26/21	Goldman Sachs International	INR	96,088	1,250,000	1,227,891	22,109	—
Expiring 09/30/21	Bank of America, N.A.	INR	896,369	11,578,000	11,181,674	396,326	—
Indonesian Rupiah,
Expiring 06/17/20	Barclays Bank PLC	IDR	77,401,674	4,837,000	5,060,046	—	(223,046)
Expiring 06/17/20	Barclays Bank PLC	IDR	28,382,172	1,974,000	1,855,452	118,548	—
Expiring 06/17/20	BNP Paribas S.A.	IDR	56,652,390	3,405,000	3,703,586	—	(298,586)
Expiring 06/17/20	BNP Paribas S.A.	IDR	47,920,296	2,784,000	3,132,735	—	(348,735)
Expiring 06/17/20	BNP Paribas S.A.	IDR	41,364,463	2,527,000	2,704,155	—	(177,155)
Expiring 06/17/20	HSBC Bank USA, N.A.	IDR	41,522,158	2,594,000	2,714,464	—	(120,464)

See Notes to Financial Statements.

106

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 06/17/20	HSBC Bank USA, N.A.	IDR	28,617,921	$1,932,338	$1,870,864	$61,474	$—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	IDR	26,501,148	1,593,000	1,732,482	—	(139,482)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	IDR	21,749,715	1,377,000	1,421,863	—	(44,863)
Israeli Shekel,
Expiring 06/17/20	Barclays Bank PLC	ILS	22,801	5,951,000	6,550,221	—	(599,221)
Expiring 06/17/20	Citibank, N.A.	ILS	25,868	6,866,000	7,431,119	—	(565,119)
Expiring 06/17/20	Citibank, N.A.	ILS	24,250	7,002,000	6,966,448	35,552	—
Expiring 06/17/20	Citibank, N.A.	ILS	10,862	3,042,000	3,120,440	—	(78,440)
Expiring 06/17/20	Citibank, N.A.	ILS	9,285	2,641,980	2,667,299	—	(25,319)
Expiring 06/17/20	Goldman Sachs International	ILS	33,031	9,367,020	9,489,071	—	(122,051)
Expiring 06/30/20	Citibank, N.A.	ILS	62,183	18,129,000	17,871,868	257,132	—
Expiring 06/30/21	Barclays Bank PLC	ILS	13,689	4,067,352	3,981,120	86,232	—
Expiring 06/30/21	Citibank, N.A.	ILS	33,655	9,997,000	9,787,933	209,067	—
Japanese Yen,
Expiring 05/29/20	Bank of America, N.A.	JPY	801,041	7,447,000	7,467,277	—	(20,277)
Expiring 05/29/20	Bank of America, N.A.	JPY	620,211	5,772,000	5,781,582	—	(9,582)
Expiring 05/29/20	Bank of America, N.A.	JPY	616,391	5,765,000	5,745,980	19,020	—
Expiring 05/29/20	Bank of America, N.A.	JPY	578,361	5,398,000	5,391,463	6,537	—
Expiring 05/29/20	Bank of America, N.A.	JPY	185,268	1,698,000	1,727,063	—	(29,063)
Expiring 05/29/20	Citibank, N.A.	JPY	6,999,287	66,998,054	65,247,108	1,750,946	—
Expiring 05/29/20	Citibank, N.A.	JPY	356,984	3,319,000	3,327,796	—	(8,796)
Expiring 05/29/20	Citibank, N.A.	JPY	306,953	2,967,000	2,861,407	105,593	—
Expiring 05/29/20	Citibank, N.A.	JPY	282,508	2,622,000	2,633,529	—	(11,529)
Expiring 05/29/20	Citibank, N.A.	JPY	257,592	2,394,000	2,401,261	—	(7,261)
Expiring 05/29/20	HSBC Bank USA, N.A.	JPY	947,283	8,742,000	8,830,540	—	(88,540)
Expiring 05/29/20	HSBC Bank USA, N.A.	JPY	700,336	6,698,000	6,528,510	169,490	—
Expiring 05/29/20	HSBC Bank USA, N.A.	JPY	441,462	4,143,000	4,115,293	27,707	—

See Notes to Financial Statements.

PGIM Global Total Return Fund	107

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 05/29/20	HSBC Bank USA, N.A.	JPY	407,960	$3,765,000	$3,802,992	$—	$(37,992)
Expiring 05/29/20	HSBC Bank USA, N.A.	JPY	309,640	2,790,000	2,886,451	—	(96,451)
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	JPY	1,207,117	11,076,000	11,252,700	—	(176,700)
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	JPY	987,849	9,077,000	9,208,694	—	(131,694)
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	JPY	796,644	7,202,000	7,426,287	—	(224,287)
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	JPY	671,200	6,263,000	6,256,904	6,096	—
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	JPY	567,371	5,266,000	5,289,017	—	(23,017)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	JPY	2,474,498	23,703,000	23,067,184	635,816	—
Expiring 05/29/20	Morgan Stanley & Co. International PLC	JPY	234,129	2,190,000	2,182,543	7,457	—
Expiring 05/29/20	Morgan Stanley & Co. International PLC	JPY	230,795	2,155,000	2,151,458	3,542	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	JPY	386,227	3,616,002	3,603,495	12,507	—
Expiring 07/29/20	Deutsche Bank AG	JPY	556,025	5,341,000	5,188,977	152,023	—
Expiring 09/30/20	Morgan Stanley & Co. International PLC	JPY	645,461	5,912,153	6,030,858	—	(118,705)
Expiring 10/30/20	Bank of America, N.A.	JPY	2,620,047	24,491,000	24,494,689	—	(3,689)
Expiring 10/30/20	Morgan Stanley & Co. International PLC	JPY	1,843,629	16,911,037	17,235,991	—	(324,954)
Expiring 11/27/20	Bank of America, N.A.	JPY	644,087	6,027,000	6,026,018	982	—
Expiring 11/30/20	JPMorgan Chase Bank, N.A.	JPY	358,416	3,431,792	3,353,575	78,217	—
Expiring 11/30/20	Morgan Stanley & Co. International PLC	JPY	24,399	224,106	228,290	—	(4,184)

See Notes to Financial Statements.

108

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 12/30/20	Bank of America, N.A.	JPY	717,296	$6,918,360	$6,716,833	$201,527	$—
Expiring 12/30/20	Morgan Stanley & Co. International PLC	JPY	423,918	3,899,038	3,969,615	—	(70,577)
Expiring 01/29/21	Bank of America, N.A.	JPY	931,761	8,797,000	8,732,165	64,835	—
Expiring 01/29/21	Citibank, N.A.	JPY	1,010,155	9,887,000	9,466,851	420,149	—
Expiring 01/29/21	Deutsche Bank AG	JPY	1,353,580	12,882,038	12,685,324	196,714	—
Expiring 05/28/21	Morgan Stanley & Co. International PLC	JPY	1,620,971	15,011,043	15,231,101	—	(220,058)
Expiring 07/30/21	Morgan Stanley & Co. International PLC	JPY	295,377	2,742,808	2,779,778	—	(36,970)
Expiring 10/31/23	Bank of America, N.A.	JPY	3,313,990	32,471,000	31,992,617	478,383	—
Expiring 10/31/23	Bank of America, N.A.	JPY	1,679,332	16,646,000	16,211,941	434,059	—
Expiring 10/31/23	Citibank, N.A.	JPY	628,883	6,526,054	6,071,116	454,938	—
Mexican Peso,
Expiring 05/29/20	Bank of America, N.A.	MXN	144,842	6,773,372	5,980,815	792,557	—
Expiring 05/29/20	Bank of America, N.A.	MXN	110,171	4,549,000	4,549,186	—	(186)
Expiring 05/29/20	Citibank, N.A.	MXN	182,291	7,174,000	7,527,184	—	(353,184)
Expiring 05/29/20	Citibank, N.A.	MXN	117,038	4,878,000	4,832,734	45,266	—
Expiring 05/29/20	Citibank, N.A.	MXN	92,666	4,685,947	3,826,366	859,581	—
Expiring 05/29/20	Citibank, N.A.	MXN	48,121	2,008,000	1,987,007	20,993	—
Expiring 05/29/20	Goldman Sachs International	MXN	82,703	3,389,000	3,414,958	—	(25,958)
Expiring 05/29/20	HSBC Bank USA, N.A.	MXN	124,228	5,062,000	5,129,622	—	(67,622)
Expiring 05/29/20	HSBC Bank USA, N.A.	MXN	122,337	5,407,000	5,051,564	355,436	—
Expiring 05/29/20	HSBC Bank USA, N.A.	MXN	83,770	4,116,000	3,459,018	656,982	—
Expiring 05/29/20	HSBC Bank USA, N.A.	MXN	74,497	3,004,000	3,076,132	—	(72,132)
Expiring 05/29/20	HSBC Bank USA, N.A.	MXN	56,690	2,825,000	2,340,846	484,154	—

See Notes to Financial Statements.

PGIM Global Total Return Fund	109

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 05/29/20	HSBC Bank USA, N.A.	MXN	42,848	$2,141,000	$1,769,293	$371,707	$—
Expiring 05/29/20	HSBC Bank USA, N.A.	MXN	40,702	2,032,000	1,680,681	351,319	—
Expiring 05/29/20	HSBC Bank USA, N.A.	MXN	36,965	1,878,000	1,526,344	351,656	—
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	MXN	155,532	6,366,000	6,422,238	—	(56,238)
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	MXN	81,779	3,337,000	3,376,805	—	(39,805)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	MXN	183,646	9,299,000	7,583,119	1,715,881	—
Expiring 05/29/20	Morgan Stanley & Co. International PLC	MXN	59,470	2,439,000	2,455,644	—	(16,644)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	MXN	48,235	2,062,000	1,991,710	70,290	—
Expiring 06/17/20	BNP Paribas S.A.	MXN	58,065	2,474,000	2,390,685	83,315	—
Expiring 06/17/20	HSBC Bank USA, N.A.	MXN	80,141	3,335,750	3,299,617	36,133	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	190,356	8,970,239	7,837,407	1,132,832	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	104,093	4,437,200	4,285,762	151,438	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	67,112	2,724,100	2,763,171	—	(39,071)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	30,338	1,224,000	1,249,073	—	(25,073)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	80,809	3,954,000	3,327,109	626,891	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	62,208	2,560,000	2,561,255	—	(1,255)
Expiring 06/17/20	UBS AG	MXN	34,424	1,388,000	1,417,340	—	(29,340)
Expiring 10/30/20	Deutsche Bank AG	MXN	459,398	20,095,000	18,580,190	1,514,810	—
Expiring 01/29/21	Citibank, N.A.	MXN	173,457	8,253,000	6,942,397	1,310,603	—
Expiring 02/26/21	Deutsche Bank AG	MXN	495,889	19,504,000	19,783,393	—	(279,393)

See Notes to Financial Statements.

110

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 02/26/21	HSBC Bank USA, N.A.	MXN	519,408	$20,582,043	$20,721,688	$—	$(139,645)
Expiring 04/29/21	Citibank, N.A.	MXN	173,868	8,546,000	6,887,365	1,658,635	—
Expiring 04/29/21	Citibank, N.A.	MXN	91,630	4,427,931	3,629,698	798,233	—
Expiring 04/29/21	Deutsche Bank AG	MXN	244,397	9,530,000	9,681,176	—	(151,176)
Expiring 04/29/21	Morgan Stanley & Co. International PLC	MXN	238,725	11,024,000	9,456,488	1,567,512	—
Expiring 04/29/21	Morgan Stanley & Co. International PLC	MXN	138,424	6,479,000	5,483,317	995,683	—
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	463,178	20,111,923	16,878,842	3,233,081	—
New Taiwanese Dollar,
Expiring 06/17/20	Credit Suisse International	TWD	449,124	15,090,000	15,232,406	—	(142,406)
Expiring 06/17/20	Goldman Sachs International	TWD	217,261	7,312,000	7,368,604	—	(56,604)
Expiring 06/17/20	HSBC Bank USA, N.A.	TWD	271,549	9,169,000	9,209,815	—	(40,815)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	TWD	267,986	9,014,000	9,088,977	—	(74,977)
New Zealand Dollar,
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	NZD	65,733	39,421,511	40,302,314	—	(880,803)
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	NZD	4,048	2,449,000	2,482,155	—	(33,155)
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	NZD	2,300	1,404,000	1,410,410	—	(6,410)
Norwegian Krone,
Expiring 07/15/20	Barclays Bank PLC	NOK	9,913	965,000	968,004	—	(3,004)
Expiring 07/15/20	Citibank, N.A.	NOK	14,207	1,382,000	1,387,341	—	(5,341)
Expiring 07/15/20	Morgan Stanley & Co. International PLC	NOK	71,265	6,792,139	6,959,096	—	(166,957)
Peruvian Nuevo Sol,
Expiring 06/17/20	Citibank, N.A.	PEN	44,008	12,810,891	12,998,945	—	(188,054)

See Notes to Financial Statements.

PGIM Global Total Return Fund	111

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso,
Expiring 06/17/20	Barclays Bank PLC	PHP	148,024	$2,907,000	$2,924,936	$—	$(17,936)
Expiring 06/17/20	Citibank, N.A.	PHP	173,079	3,407,000	3,420,010	—	(13,010)
Expiring 06/17/20	HSBC Bank USA, N.A.	PHP	283,565	5,482,000	5,603,198	—	(121,198)
Expiring 06/17/20	HSBC Bank USA, N.A.	PHP	128,537	2,530,000	2,539,861	—	(9,861)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	220,665	4,315,000	4,360,296	—	(45,296)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	172,028	3,371,000	3,399,233	—	(28,233)
Polish Zloty,
Expiring 07/17/20	Barclays Bank PLC	PLN	13,033	3,112,000	3,140,556	—	(28,556)
Expiring 07/17/20	Barclays Bank PLC	PLN	8,492	2,026,000	2,046,168	—	(20,168)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	PLN	8,019	1,908,000	1,932,331	—	(24,331)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	PLN	12,685	3,045,000	3,056,718	—	(11,718)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	PLN	11,854	2,823,000	2,856,414	—	(33,414)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	PLN	9,232	2,217,000	2,224,463	—	(7,463)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	PLN	7,123	1,702,600	1,716,393	—	(13,793)
Expiring 07/17/20	UBS AG	PLN	9,564	2,287,000	2,304,536	—	(17,536)
Expiring 07/17/20	UBS AG	PLN	8,032	1,922,000	1,935,325	—	(13,325)
Russian Ruble,
Expiring 05/29/20	BNP Paribas S.A.	RUB	310,839	4,121,000	4,155,475	—	(34,475)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	RUB	337,813	4,360,000	4,516,080	—	(156,080)
Expiring 06/17/20	Barclays Bank PLC	RUB	277,283	3,639,000	3,696,299	—	(57,299)
Expiring 06/17/20	Barclays Bank PLC	RUB	134,840	1,783,484	1,797,474	—	(13,990)

See Notes to Financial Statements.

112

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 06/17/20	Barclays Bank PLC	RUB	113,203	$1,459,216	$1,509,046	$—	$(49,830)
Expiring 06/17/20	Barclays Bank PLC	RUB	102,578	1,270,000	1,367,408	—	(97,408)
Expiring 06/17/20	Barclays Bank PLC	RUB	100,504	1,242,000	1,339,761	—	(97,761)
Expiring 06/17/20	Barclays Bank PLC	RUB	84,798	1,138,000	1,130,395	7,605	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	RUB	221,894	3,028,938	2,957,939	70,999	—
Expiring 10/30/20	Morgan Stanley & Co. International PLC	RUB	494,079	7,610,000	6,475,156	1,134,844	—
Expiring 12/23/20	BNP Paribas S.A.	RUB	1,300,164	17,637,000	16,935,413	701,587	—
Expiring 12/23/20	BNP Paribas S.A.	RUB	511,647	7,179,000	6,664,511	514,489	—
Expiring 02/26/21	JPMorgan Chase Bank, N.A.	RUB	1,187,356	14,016,713	15,356,319	—	(1,339,606)
Expiring 04/28/21	Goldman Sachs International	RUB	1,600,665	20,861,000	20,570,596	290,404	—
Expiring 04/29/21	Deutsche Bank AG	RUB	310,353	4,577,000	3,988,000	589,000	—
Singapore Dollar,
Expiring 06/17/20	Barclays Bank PLC	SGD	5,905	4,122,000	4,188,277	—	(66,277)
Expiring 06/17/20	Citibank, N.A.	SGD	13,028	9,125,000	9,240,685	—	(115,685)
Expiring 06/17/20	HSBC Bank USA, N.A.	SGD	3,934	2,717,000	2,790,556	—	(73,556)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	SGD	7,651	5,451,400	5,426,507	24,893	—
South African Rand,
Expiring 05/29/20	Bank of America, N.A.	ZAR	34,538	1,997,000	1,857,476	139,524	—
Expiring 05/29/20	Bank of America, N.A.	ZAR	33,994	2,030,000	1,828,209	201,791	—
Expiring 05/29/20	Bank of America, N.A.	ZAR	30,843	1,643,000	1,658,759	—	(15,759)
Expiring 05/29/20	Bank of America, N.A.	ZAR	27,829	1,722,000	1,496,699	225,301	—
Expiring 05/29/20	Bank of America, N.A.	ZAR	27,574	1,567,000	1,482,949	84,051	—
Expiring 05/29/20	Barclays Bank PLC	ZAR	68,834	3,696,000	3,701,971	—	(5,971)

See Notes to Financial Statements.

PGIM Global Total Return Fund	113

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 05/29/20	Citibank, N.A.	ZAR	89,696	$4,997,000	$4,823,953	$173,047	$—
Expiring 05/29/20	HSBC Bank USA, N.A.	ZAR	82,853	5,228,000	4,455,936	772,064	—
Expiring 05/29/20	HSBC Bank USA, N.A.	ZAR	40,722	2,604,000	2,190,055	413,945	—
Expiring 05/29/20	HSBC Bank USA, N.A.	ZAR	30,606	1,689,000	1,646,011	42,989	—
Expiring 05/29/20	HSBC Bank USA, N.A.	ZAR	28,566	1,793,000	1,536,286	256,714	—
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	ZAR	111,084	6,128,000	5,974,229	153,771	—
Expiring 06/17/20	Bank of America, N.A.	ZAR	68,167	3,714,000	3,659,511	54,489	—
Expiring 06/17/20	Bank of America, N.A.	ZAR	26,608	1,401,000	1,428,453	—	(27,453)
Expiring 06/17/20	Barclays Bank PLC	ZAR	41,485	2,248,000	2,227,092	20,908	—
Expiring 06/17/20	Barclays Bank PLC	ZAR	21,063	1,103,000	1,130,748	—	(27,748)
Expiring 06/17/20	Barclays Bank PLC	ZAR	17,969	935,000	964,646	—	(29,646)
Expiring 06/17/20	Barclays Bank PLC	ZAR	16,692	876,000	896,110	—	(20,110)
Expiring 06/17/20	Citibank, N.A.	ZAR	38,532	2,107,000	2,068,589	38,411	—
Expiring 06/17/20	Citibank, N.A.	ZAR	24,185	1,337,000	1,298,354	38,646	—
Expiring 06/17/20	HSBC Bank USA, N.A.	ZAR	21,369	1,374,226	1,147,156	227,070	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	270,895	16,860,864	14,542,838	2,318,026	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	136,336	7,134,600	7,319,129	—	(184,529)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	56,248	3,054,000	3,019,664	34,336	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	17,883	942,000	960,031	—	(18,031)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	62,965	4,084,645	3,380,227	704,418	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	16,352	867,000	877,827	—	(10,827)

See Notes to Financial Statements.

114

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 07/29/20	Barclays Bank PLC	ZAR	10,374	$674,837	$554,748	$120,089	$—
Expiring 07/29/20	BNP Paribas S.A.	ZAR	145,671	8,926,000	7,789,437	1,136,563	—
Expiring 09/30/20	Barclays Bank PLC	ZAR	46,535	3,000,925	2,474,713	526,212	—
Expiring 09/30/20	Goldman Sachs International	ZAR	27,092	1,693,000	1,440,763	252,237	—
Expiring 09/30/20	Morgan Stanley & Co. International PLC	ZAR	139,816	9,509,000	7,435,382	2,073,618	—
Expiring 01/29/21	Deutsche Bank AG	ZAR	217,589	13,853,000	11,447,097	2,405,903	—
Expiring 01/29/21	Morgan Stanley & Co. International PLC	ZAR	91,483	5,897,000	4,812,815	1,084,185	—
Expiring 02/26/21	Bank of America, N.A.	ZAR	280,688	14,352,298	14,734,434	—	(382,136)
Expiring 02/26/21	Barclays Bank PLC	ZAR	60,982	3,433,390	3,201,180	232,210	—
Expiring 02/26/21	Goldman Sachs International	ZAR	168,141	8,884,000	8,826,386	57,614	—
Expiring 12/23/21	Barclays Bank PLC	ZAR	121,563	6,557,501	6,172,074	385,427	—
Expiring 12/23/21	Goldman Sachs International	ZAR	21,115	1,332,000	1,072,071	259,929	—
South Korean Won,
Expiring 05/29/20	Bank of America, N.A.	KRW	5,252,295	4,314,000	4,325,190	—	(11,190)
Expiring 05/29/20	Barclays Bank PLC	KRW	10,659,324	8,813,000	8,777,802	35,198	—
Expiring 05/29/20	Barclays Bank PLC	KRW	5,274,438	4,312,000	4,343,425	—	(31,425)
Expiring 05/29/20	Citibank, N.A.	KRW	2,402,004	2,019,000	1,978,016	40,984	—
Expiring 05/29/20	HSBC Bank USA, N.A.	KRW	4,318,002	3,510,000	3,555,813	—	(45,813)
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	KRW	10,721,032	8,807,078	8,828,618	—	(21,540)
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	KRW	6,502,425	5,430,000	5,354,655	75,345	—
Expiring 05/29/20	Morgan Stanley & Co. International PLC	KRW	12,067,847	10,356,000	9,937,701	418,299	—

See Notes to Financial Statements.

PGIM Global Total Return Fund	115

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 05/29/20	Morgan Stanley & Co. International PLC	KRW	7,950,525	$6,325,000	$6,547,145	$—	$(222,145)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	KRW	3,786,173	3,064,000	3,117,859	—	(53,859)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	KRW	1,995,114	1,628,000	1,642,948	—	(14,948)
Expiring 06/17/20	HSBC Bank USA, N.A.	KRW	4,903,645	3,988,000	4,039,599	—	(51,599)
Expiring 06/17/20	HSBC Bank USA, N.A.	KRW	4,744,657	3,858,000	3,908,626	—	(50,626)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	KRW	4,930,972	4,164,321	4,062,112	102,209	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	KRW	5,338,586	4,319,000	4,397,902	—	(78,902)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	KRW	4,943,465	4,164,321	4,072,403	91,918	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	KRW	4,888,075	4,129,488	4,026,773	102,715	—
Expiring 06/17/20	UBS AG	KRW	4,938,885	4,164,321	4,068,630	95,691	—
Expiring 10/30/20	Citibank, N.A.	KRW	25,803,621	21,971,000	21,321,978	649,022	—
Expiring 10/30/20	Deutsche Bank AG	KRW	13,243,022	11,446,000	10,942,938	503,062	—
Expiring 04/29/21	Citibank, N.A.	KRW	11,269,475	9,309,000	9,363,904	—	(54,904)
Expiring 07/30/21	Deutsche Bank AG	KRW	14,800,914	12,618,000	12,347,081	270,919	—
Swedish Krona, Expiring 07/15/20	Barclays Bank PLC	SEK	20,557	2,027,402	2,108,684	—	(81,282)
Swiss Franc,
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	CHF	5,401	5,559,000	5,607,734	—	(48,734)
Expiring 07/15/20	Morgan Stanley & Co. International PLC	CHF	3,107	3,207,000	3,226,287	—	(19,287)
Expiring 07/15/20	UBS AG	CHF	4,537	4,710,000	4,711,102	—	(1,102)

See Notes to Financial Statements.

116

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 10/30/20	Bank of America, N.A.	CHF	11,723	$12,407,000	$12,212,270	$194,730	$—
Expiring 10/30/20	Morgan Stanley & Co. International PLC	CHF	4,155	4,379,565	4,328,255	51,310	—
Thai Baht,
Expiring 06/17/20	Barclays Bank PLC	THB	99,585	3,070,000	3,077,956	—	(7,956)
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	302,519	9,517,000	9,350,231	166,769	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	THB	265,115	8,409,000	8,194,150	214,850	—
Turkish Lira,
Expiring 06/17/20	Barclays Bank PLC	TRY	28,005	4,425,000	3,958,383	466,617	—
Expiring 06/17/20	Barclays Bank PLC	TRY	26,564	4,172,277	3,754,725	417,552	—
Expiring 06/17/20	Barclays Bank PLC	TRY	26,342	4,189,725	3,723,348	466,377	—
Expiring 06/17/20	Barclays Bank PLC	TRY	26,252	3,759,818	3,710,563	49,255	—
Expiring 06/17/20	Barclays Bank PLC	TRY	24,903	3,697,892	3,519,846	178,046	—
Expiring 06/17/20	Barclays Bank PLC	TRY	16,759	2,348,000	2,368,761	—	(20,761)
Expiring 06/17/20	Citibank, N.A.	TRY	18,728	2,973,232	2,647,063	326,169	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	TRY	25,937	3,984,314	3,666,048	318,266	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	TRY	22,772	3,481,000	3,218,738	262,262	—
Expiring 06/30/20	Barclays Bank PLC	TRY	55,902	7,876,880	7,864,557	12,323	—
Expiring 06/30/20	Citibank, N.A.	TRY	19,012	1,978,358	2,674,691	—	(696,333)
Expiring 06/30/20	Citibank, N.A.	TRY	9,131	948,000	1,284,606	—	(336,606)
Expiring 06/30/20	JPMorgan Chase Bank, N.A.	TRY	17,985	2,452,000	2,530,274	—	(78,274)
Expiring 06/30/20	Morgan Stanley & Co. International PLC	TRY	80,729	12,254,000	11,357,342	896,658	—
Expiring 07/29/20	Barclays Bank PLC	TRY	57,176	7,747,983	7,967,748	—	(219,765)
Expiring 07/29/20	Citibank, N.A.	TRY	33,925	5,528,000	4,727,522	800,478	—

See Notes to Financial Statements.

PGIM Global Total Return Fund	117

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 10/30/20	Deutsche Bank AG	TRY	6,465	$851,000	$873,923	$—	$(22,923)
Expiring 10/30/20	Goldman Sachs International	TRY	7,043	1,015,000	951,992	63,008	—
Expiring 12/23/20	Deutsche Bank AG	TRY	18,245	2,776,000	2,423,819	352,181	—
Expiring 02/26/21	Citibank, N.A.	TRY	40,469	4,975,000	5,264,098	—	(289,098)
Expiring 02/26/21	Citibank, N.A.	TRY	21,754	2,583,626	2,829,709	—	(246,083)
Expiring 02/26/21	Goldman Sachs International	TRY	28,731	4,314,000	3,737,269	576,731	—
Expiring 02/26/21	JPMorgan Chase Bank, N.A.	TRY	28,291	3,398,374	3,680,065	—	(281,691)
Expiring 02/26/21	Morgan Stanley & Co. International PLC	TRY	97,117	13,447,000	12,632,664	814,336	—
Expiring 05/28/21	Goldman Sachs International	TRY	13,530	1,814,000	1,708,068	105,932	—

				$2,641,371,420	$2,556,681,273	108,053,407	(23,363,260)

						$135,052,309	$(125,483,364)

Cross currency exchange contracts outstanding at April 30, 2020:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/17/20	Buy	EUR	6,573	CZK	178,136	$4,351	$—	Citibank, N.A.
07/29/20	Buy	EUR	14,276	TRY	138,149	—	(3,577,143)	BNP Paribas S.A.
07/29/20	Buy	TRY	101,116	EUR	8,310	4,966,901	—	Morgan Stanley & Co. International PLC
08/31/20	Buy	EUR	4,792	ZAR	92,438	336,001	—	Morgan Stanley & Co. International PLC
08/31/20	Buy	ZAR	41,149	EUR	2,332	—	(368,007)	Goldman Sachs International
09/30/20	Buy	GBP	1,572	JPY	208,966	28,572	—	Bank of America, N.A.
09/30/20	Buy	JPY	92,412	GBP	706	—		Bank of America, N.A.

See Notes to Financial Statements.

118

Cross currency exchange contracts outstanding at April 30, 2020 (continued):

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
09/30/20	Buy	JPY	553,049	GBP	3,885	$271,511	$—	Bank of America, N.A.
10/30/20	Buy	EUR	19,400	GBP	17,029	—	(118,407)	Morgan Stanley & Co. International PLC
10/30/20	Buy	GBP	13,269	EUR	15,448	—	(272,519)	Bank of America, N.A.
11/27/20	Buy	AUD	2,575	JPY	191,838	—	(116,609)	Morgan Stanley & Co. International PLC
11/30/20	Buy	JPY	382,815	AUD	4,906	384,494	—	Deutsche Bank AG Goldman Sachs
12/23/20	Buy	EUR	598	ZAR	10,827	87,423	—	International
12/23/20	Buy	EUR	1,738	ZAR	29,854	339,261	—	Morgan Stanley & Co. International PLC
12/30/20	Buy	AUD	787	JPY	59,639	—	(45,573)	Goldman Sachs International
12/30/20	Buy	JPY	167,838	AUD	2,277	87,719	—	Deutsche Bank AG
12/30/20	Buy	JPY	1,033,015	AUD	14,026	532,458	—	Deutsche Bank AG
01/29/21	Buy	AUD	2,132	JPY	155,050	—	(63,691)	Morgan Stanley & Co. International PLC
01/29/21	Buy	AUD	14,890	JPY	1,004,479	289,879	—	Deutsche Bank AG
05/28/21	Buy	AUD	3,132	JPY	201,466	147,509	—	Bank of America, N.A.
05/28/21	Buy	AUD	6,194	JPY	451,976	—	(211,422)	Deutsche Bank AG
05/28/21	Buy	AUD	17,193	JPY	1,246,407	—	(510,120)	Morgan Stanley & Co. International PLC
05/28/21	Buy	AUD	117,492	JPY	7,506,564	6,013,804	—	Citibank, N.A.
05/28/21	Buy	JPY	641,372	AUD	9,247	1,968	—	Morgan Stanley & Co. International PLC
07/30/21	Buy	AUD	12,549	JPY	866,195	21,676	—	Morgan Stanley & Co. International PLC
07/30/21	Buy	JPY	1,161,572	AUD	16,066	467,417	—	Morgan Stanley & Co. International PLC
10/31/23	Buy	AUD	8,947	JPY	599,449	—	(151)	Deutsche Bank AG

See Notes to Financial Statements.

PGIM Global Total Return Fund	119

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Cross currency exchange contracts outstanding at April 30, 2020 (continued):

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
10/31/23	Buy	JPY	277,535	AUD	3,979	$105,701	$—	Goldman Sachs International
10/31/23	Buy	JPY	671,731	AUD	9,835	123,595	—	Morgan Stanley & Co. International PLC

						$14,210,240	$(5,309,898)

Credit default swap agreements outstanding at April 30, 2020:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1)**:
Emirate of Abu Dhabi (D01)	06/20/25	1.000%(Q)	1,700	$19,634	$1,455	$18,179	Morgan Stanley & Co. International PLC
Federation of Malaysia (D01)	06/20/25	1.000%(Q)	2,550	5,172	2,183	2,989	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D01)	06/20/25	1.000%(Q)	1,700	54,780	1,455	53,325	Morgan Stanley & Co. International PLC
People’s Republic of China (D01)	06/20/25	1.000%(Q)	10,200	(292,968)	8,732	(301,700)	Morgan Stanley & Co. International PLC
Republic of Argentina (D01)	06/20/25	1.000%(Q)	4,250	3,251,038	3,638	3,247,400	Morgan Stanley & Co. International PLC
Republic of Brazil (D01)	06/20/25	1.000%(Q)	10,200	997,619	8,732	988,887	Morgan Stanley & Co. International PLC
Republic of Chile (D01)	06/20/25	1.000%(Q)	1,700	3,584	1,455	2,129	Morgan Stanley & Co. International PLC
Republic of Colombia (D01)	06/20/25	1.000%(Q)	4,250	283,708	3,638	280,070	Morgan Stanley & Co. International PLC
Republic of Indonesia (D01)	06/20/25	1.000%(Q)	6,800	346,794	5,821	340,973	Morgan Stanley & Co. International PLC
Republic of Panama (D01)	06/20/25	1.000%(Q)	1,700	40,055	1,455	38,600	Morgan Stanley & Co. International PLC
Republic of Peru (D01)	06/20/25	1.000%(Q)	1,700	2,777	1,455	1,322	Morgan Stanley & Co. International PLC
Republic of Philippines (D01)	06/20/25	1.000%(Q)	1,700	(18,296)	1,455	(19,751)	Morgan Stanley & Co. International PLC
Republic of South Africa (D01)	06/20/25	1.000%(Q)	7,650	1,092,469	6,549	1,085,920	Morgan Stanley & Co. International PLC
Republic of Turkey (D01)	06/20/25	1.000%(Q)	10,200	2,101,498	8,732	2,092,766	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

120

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1)** (cont’d.):
Republic of Ukraine (D01)	06/20/25	1.000%(Q)	1,700	$429,904	$1,455	$428,449	Morgan Stanley & Co. International PLC
Russian Federation (D01)	06/20/25	1.000%(Q)	5,100	165,904	4,366	161,538	Morgan Stanley & Co. International PLC
State of Qatar (D01)	06/20/25	1.000%(Q)	1,700	20,162	1,455	18,707	Morgan Stanley & Co. International PLC
United Mexican States (D01)	06/20/25	1.000%(Q)	10,200	746,567	8,732	737,835	Morgan Stanley & Co. International PLC

				$9,250,401	$72,763	$9,177,638

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)**:
Federation of Malaysia (D02)	12/20/22	1.000%(Q)	1,500	0.527%	$20,460	$(1,067)	$21,527	Citibank, N.A.
People’s Republic of China (D02)	12/20/22	1.000%(Q)	5,000	0.183%	114,229	(3,558)	117,787	Citibank, N.A.
Republic of Argentina (D02)	12/20/22	1.000%(Q)	1,500	305.010%	(1,136,601)	(1,067)	(1,135,534)	Citibank, N.A.
Republic of Brazil (D02)	12/20/22	1.000%(Q)	7,500	2.350%	(251,616)	(5,337)	(246,279)	Citibank, N.A.
Republic of Chile (D02)	12/20/22	1.000%(Q)	1,500	0.604%	17,440	(1,067)	18,507	Citibank, N.A.
Republic of Colombia (D02)	12/20/22	1.000%(Q)	2,000	1.690%	(33,490)	(1,423)	(32,067)	Citibank, N.A.
Republic of Indonesia (D02)	12/20/22	1.000%(Q)	2,000	1.192%	(7,666)	(1,423)	(6,243)	Citibank, N.A.
Republic of Panama (D02)	12/20/22	1.000%(Q)	1,500	0.968%	3,015	(1,067)	4,082	Citibank, N.A.
Republic of Peru (D02)	12/20/22	1.000%(Q)	1,500	0.597%	17,718	(1,067)	18,785	Citibank, N.A.

See Notes to Financial Statements.

PGIM Global Total Return Fund	121

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Republic of Philippines (D02)	12/20/22	1.000%(Q)	1,500	0.407%	$25,285	$(1,067)	$ 26,352	Citibank, N.A.
Republic of South Africa (D02)	12/20/22	1.000%(Q)	4,500	3.655%	(294,569)	(3,202)	(291,367)	Citibank, N.A.
Republic of Turkey (D02)	12/20/22	1.000%(Q)	7,500	5.767%	(852,617)	(5,337)	(847,280)	Citibank, N.A.
Russian Federation (D02)	12/20/22	1.000%(Q)	4,500	1.121%	(8,986)	(3,202)	(5,784)	Citibank, N.A.
United Mexican States (D02)	12/20/22	1.000%(Q)	6,500	1.863%	(137,716)	(4,625)	(133,091)	Citibank, N.A.
Federation of Malaysia (D03)	06/20/23	1.000%(Q)	750	0.608%	10,062	(288)	10,350	Barclays Bank PLC
People’s Republic of China (D03)	06/20/23	1.000%(Q)	2,750	0.215%	71,158	(1,056)	72,214	Barclays Bank PLC
Republic of Argentina (D03)	06/20/23	1.000%(Q)	750	283.185%	(569,871)	(288)	(569,583)	Barclays Bank PLC
Republic of Brazil (D03)	06/20/23	1.000%(Q)	3,750	2.511%	(167,121)	(1,441)	(165,680)	Barclays Bank PLC
Republic of Chile (D03)	06/20/23	1.000%(Q)	750	0.681%	8,358	(288)	8,646	Barclays Bank PLC
Republic of Colombia (D03)	06/20/23	1.000%(Q)	1,000	1.819%	(23,909)	(384)	(23,525)	Barclays Bank PLC
Republic of Indonesia (D03)	06/20/23	1.000%(Q)	1,000	1.324%	(8,791)	(384)	(8,407)	Barclays Bank PLC
Republic of Panama (D03)	06/20/23	1.000%(Q)	750	1.059%	(505)	(288)	(217)	Barclays Bank PLC
Republic of Peru (D03)	06/20/23	1.000%(Q)	750	0.670%	8,608	(288)	8,896	Barclays Bank PLC
Republic of Philippines (D03)	06/20/23	1.000%(Q)	750	0.471%	13,306	(288)	13,594	Barclays Bank PLC
Republic of South Africa (D03)	06/20/23	1.000%(Q)	2,250	3.753%	(179,720)	(864)	(178,856)	Barclays Bank PLC
Republic of Turkey (D03)	06/20/23	1.000%(Q)	3,500	5.784%	(466,163)	(1,345)	(464,818)	Barclays Bank PLC

See Notes to Financial Statements.

122

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)**(cont’d.):
Russian Federation (D03)	06/20/23	1.000%(Q)	2,250	1.195%	$(10,944)	$(864)	$(10,080)	Barclays Bank PLC
United Mexican States (D03)	06/20/23	1.000%(Q)	3,250	1.990%	(94,445)	(1,249)	(93,196)	Barclays Bank PLC

					$(3,935,091)	$(43,824)	$(3,891,267)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**:
CDX.EM.28.V2 (D02)	12/20/22	1.000%(Q)	48,500	$2,437,082	$(22,048)	$2,459,130	Citibank, N.A.
CDX.EM.29.V1 (D03)	06/20/23	1.000%(Q)	24,250	1,363,077	(11,493)	1,374,570	Barclays Bank PLC

				$3,800,159	$(33,541)	$3,833,700

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.33.V1 (D01)	06/20/25	1.000%(Q)	85,000	3.347%	$(9,085,715)	$(199,525)	$(8,886,190)	Morgan Stanley & Co. International PLC

**

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01—D03).

See Notes to Financial Statements.

PGIM Global Total Return Fund	123

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount 000#(3)		Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^:
Alcentra CLO	05/20/20	0.500	%(M)	EUR	1,288	*	$471	$—	$471	Goldman Sachs International
AMMC CLO Ltd.	05/20/20	0.500	%(M)		43	0.500%	14	—	14	Goldman Sachs International
Apollo Credit Management International Limited	05/20/20	1.000	%(M)	EUR	2,265	1.000%	1,655	—	1,655	Goldman Sachs International
Arrowmark CLO	05/20/20	1.000	%(M)	EUR	755	*	503	—	503	Goldman Sachs International
BHPT 19 BXHP	05/28/20	1.250	%(M)		1,848	1.500%	128	—	128	Goldman Sachs International
BlackRock CLO	05/20/20	0.500	%(M)	EUR	1,327	*	485	—	485	Goldman Sachs International
BlackRock CLO	05/20/20	0.500	%(M)	EUR	1,316	0.500%	480	—	480	Goldman Sachs International
BlackRock CLO	05/20/20	1.000	%(M)	EUR	575	*	420	—	420	Goldman Sachs International
BlueMountain CLO	05/20/20	1.000	%(M)	EUR	2,052	0.500%	1,500	—	1,500	Goldman Sachs International
BlueMountain CLO	05/20/20	0.500	%(M)	EUR	1,560	0.500%	570	—	570	Goldman Sachs International
BlueMountain CLO	05/20/20	0.500	%(M)		174	0.500%	58	—	58	Goldman Sachs International
Canyon CLO	05/20/20	0.500	%(M)		246	*	82	—	82	Goldman Sachs International
Carlyle CLO	05/20/20	1.000	%(M)	EUR	5,486	*	4,009	—	4,009	Goldman Sachs International

See Notes to Financial Statements.

124

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount 000#(3)			Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^ (cont’d.):
Carlyle CLO	05/20/20	0.500	%(M)		578	*		$193	$—	$193	Goldman Sachs International
Citigroup Commercial Mortgage Trust	05/28/20	1.250	%(M)		472		8.693%	33	—	33	Goldman Sachs International
COMM Mortgage Trust	05/28/20	1.250	%(M)		1,474		4.550%	102	—	102	Goldman Sachs International
COMM Mortgage Trust	05/28/20	1.250	%(M)		1,085		19.740%	75	—	75	Goldman Sachs International
COMM Mortgage Trust	05/28/20	1.250	%(M)		1,027		4.550%	71	—	71	Goldman Sachs International
COMM Mortgage Trust	05/28/20	1.250	%(M)		774		6.940%	54	—	54	Goldman Sachs International
COMM Mortgage Trust	05/28/20	1.250	%(M)		756		6.940%	52	—	52	Goldman Sachs International
COMM Mortgage Trust	05/28/20	1.250	%(M)		525		7.460%	36	—	36	Goldman Sachs International
COMM Mortgage Trust	05/28/20	1.250	%(M)		523		0.227%	36	—	36	Goldman Sachs International
Covenant	05/20/20	0.500	%(M)		223		0.500%	74	—	74	Goldman Sachs International
Crestline Denali Capital	05/20/20	0.500	%(M)		1,030		0.500%	343	—	343	Goldman Sachs International
CSAM CLO	05/20/20	1.000	%(M)	EUR	1,897		*	1,386	—	1,386	Goldman Sachs International
CSAM CLO	05/20/20	0.500	%(M)		996		0.500%	332	—	332	Goldman Sachs International

See Notes to Financial Statements.

PGIM Global Total Return Fund	125

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^ (cont’d.):
CSAM CLO	05/20/20	0.500	%(M)		797	0.500%	$266	$—	$266	Goldman Sachs International
CVC CLO	05/20/20	1.000	%(M)	EUR	2,445	*	1,786	—	1,786	Goldman Sachs International
CVC CLO	05/20/20	0.500	%(M)	EUR	1,441	0.500%	526	—	526	Goldman Sachs International
CVC CLO	05/20/20	0.500	%(M)	EUR	1,181	*	431	—	431	Goldman Sachs International
DFG CLO	05/20/20	0.500	%(M)		751	0.500%	250	—	250	Goldman Sachs International
Eagle Re Ltd.	05/29/20	1.250	%(M)		2,062	*	143	—	143	Goldman Sachs International
GLG Silvermine CLO	05/20/20	0.500	%(M)		674	0.500%	225	—	225	Goldman Sachs International
GMAC Home Equity	05/29/20	1.250	%(M)		1,130	*	78	—	78	Goldman Sachs International
GS Mortgage Securities Trust	05/28/20	1.250	%(M)		1,641	11.990%	114	—	114	Goldman Sachs International
GS Mortgage Securities Trust	05/28/20	1.250	%(M)		614	14.866%	43	—	43	Goldman Sachs International
GSAMP Home Equity	05/29/20	1.250	%(M)		1,163	*	81	—	81	Goldman Sachs International
GSO CLO	05/20/20	0.500	%(M)	EUR	1,131	0.500%	413	—	413	Goldman Sachs International
GSO CLO	05/20/20	0.500	%(M)	EUR	644	0.500%	235	—	235	Goldman Sachs International

See Notes to Financial Statements.

126

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^ (cont’d.):
GSRPM Mortgage Loan Trust	05/29/20	1.250	%(M)		565	*	$39	$—	$39	Goldman Sachs International
Guggenheim CLO	05/20/20	0.500	%(M)		4,243	*	1,414	—	1,414	Goldman Sachs International
HPS CLO	05/20/20	0.500	%(M)		87	0.500%	29	—	29	Goldman Sachs International
ICG CLO	05/20/20	0.500	%(M)		594	0.500%	198	—	198	Goldman Sachs International
Investcorp CLO	05/20/20	0.500	%(M)	EUR	1,080	0.500%	395	—	395	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	05/28/20	1.250	%(M)		1,409	*	98	—	98	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	05/28/20	1.250	%(M)		1,061	*	74	—	74	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	05/28/20	1.250	%(M)		424	*	29	—	29	Goldman Sachs International
Loomis Sayles & Company LP	05/20/20	0.500	%(M)		105	0.500%	35	—	35	Goldman Sachs International
MJX CLO	05/20/20	0.500	%(M)		867	49.970%	289	—	289	Goldman Sachs International
Morgan Stanley BAML Trust	05/28/20	1.250	%(M)		757	6.940%	53	—	53	Goldman Sachs International
Morgan Stanley Capital I Trust	05/28/20	1.250	%(M)		697	*	48	—	48	Goldman Sachs International
Morgan Stanley Capital I Trust	05/28/20	1.250	%(M)		430	31.072%	30	—	30	Goldman Sachs International

See Notes to Financial Statements.

PGIM Global Total Return Fund	127

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^ (cont’d.):
Oaktree CLO	05/20/20	0.500%(M)	EUR	570	0.500%	$208	$—	$208	Goldman Sachs International
Octagon CLO	05/20/20	0.500%(M)		732	0.500%	244	—	244	Goldman Sachs International
Onex CLO	05/20/20	0.500%(M)		1,645	*	548	—	548	Goldman Sachs International
Onex CLO	05/20/20	0.500%(M)		724	0.500%	241	—	241	Goldman Sachs International
Onex CLO	05/20/20	0.500%(M)		362	0.500%	121	—	121	Goldman Sachs International
Permira Advisers LLC	05/20/20	0.500%(M)	EUR	1,611	0.500%	589	—	589	Goldman Sachs International
Pinebridge CLO	05/20/20	0.500%(M)	EUR	1,122	0.500%	410	—	410	Goldman Sachs International
Pretium	05/20/20	0.500%(M)		9,980	0.500%	3,324	—	3,324	Goldman Sachs International
Sallie Mae Bank	05/28/20	1.750%(M)		46,492	*	13,560	(11,300)	24,860	Goldman Sachs International
Sallie Mae Bank	05/28/20	1.750%(M)		46,492	*	13,560	(11,300)	24,860	Goldman Sachs International
Saratoga CLO	05/20/20	0.500%(M)		8,732	*	2,911	—	2,911	Goldman Sachs International
Shenkman Capital	05/20/20	0.500%(M)		515	0.500%	171	—	171	Goldman Sachs International
Shenkman Capital	05/20/20	0.500%(M)		87	0.500%	29	—	29	Goldman Sachs International

See Notes to Financial Statements.

128

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^ (cont’d.):
Sound Point CLO Ltd.	05/20/20	0.500%(M)		1,678	*	$559	$—	$559	Goldman Sachs International
Steele Creek	05/20/20	0.500%(M)		2,407	*	802	—	802	Goldman Sachs International
Steele Creek	05/20/20	0.500%(M)	EUR	800	0.500%	267	—	267	Goldman Sachs International
Symphony CLO	05/20/20	0.500%(M)		849	0.500%	283	—	283	Goldman Sachs International
TCW CLO	05/20/20	1.000%(M)	EUR	750	*	500	—	500	Goldman Sachs International
THL CLO	05/20/20	0.500%(M)		347	*	116	—	116	Goldman Sachs International
Tikehau CLO	05/20/20	1.000%(M)	EUR	6,687	1.000%	4,884	—	4,884	Goldman Sachs International
Wamu POA	05/29/20	1.250%(M)		432	*	30	—	30	Goldman Sachs International
Wellfleet CLO	05/20/20	0.500%(M)		1,773	*	590	—	590	Goldman Sachs International
Wellfleet CLO	05/20/20	0.500%(M)		85	49.970%	28	—	28	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	05/28/20	1.250%(M)		2,149	*	149	—	149	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	05/28/20	1.250%(M)		530	8.937%	37	—	37	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	05/28/20	1.250%(M)		478	4.670%	33	—	33	Goldman Sachs International

See Notes to Financial Statements.

PGIM Global Total Return Fund	129

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^ (cont’d.):
Wells Fargo Commercial Mortgage Trust	05/28/20	1.250%(M)	389	*	$27	$—	$27	Goldman Sachs International
Wells Fargo Home Equity	05/29/20	1.250%(M)	831	*	58	—	58	Goldman Sachs International
Wells Fargo Home Equity	05/29/20	1.250%(M)	565	*	39	—	39	Goldman Sachs International
WF-RBS Commercial Mortgage Trust	05/28/20	1.250%(M)	199	*	14	—	14	Goldman Sachs International

					$64,816	$(22,600)	$87,416

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1):
Assicurazioni Generali SpA	06/20/23	1.000%(Q)	EUR	2,000	$80,748	$84,591	$(3,843)	Barclays Bank PLC
Central Bank of Tunisia	12/20/22	1.000%(Q)		700	38,643	38,012	631	Barclays Bank PLC
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)	EUR	2,640	888,990	434,649	454,341	Deutsche Bank AG
Hellenic Republic	06/20/23	1.000%(Q)		1,400	25,396	87,304	(61,908)	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)		3,200	(39,581)	(51,079)	11,498	Bank of America, N.A.
Petroleos Mexicanos	06/20/20	1.000%(Q)		5,450	30,980	3,763	27,217	Citibank, N.A.
Petroleos Mexicanos	06/20/20	1.000%(Q)		2,690	15,291	1,828	13,463	Citibank, N.A.
Republic of Argentina	06/20/24	5.000%(Q)		9,585	7,146,876	5,169,523	1,977,353	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)		14,270	119,419	127,955	(8,536)	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	EUR	12,700	199,644	82,792	116,852	Barclays Bank PLC
Republic of Italy	06/20/23	1.000%(Q)	EUR	10,455	164,353	94,081	70,272	Barclays Bank PLC
Republic of Italy	06/20/23	1.000%(Q)		3,700	30,963	37,264	(6,301)	Citibank, N.A.
Republic of Italy	06/20/28	1.000%(Q)	EUR	5,145	389,067	259,766	129,301	Barclays Bank PLC

					$9,090,789	$6,370,449	$2,720,340

See Notes to Financial Statements.

130

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2):
Arab Republic of Egypt	06/20/20	1.000%(Q)	1,000	3.630%	$(2,543)	$(2,609)	$66	Deutsche Bank AG
AT&T, Inc.	06/20/20	1.000%(Q)	1,000	0.903%	1,304	1,184	120	BNP Paribas S.A.
Banco Do Brasil SA	12/20/20	1.000%(Q)	5,000	2.125%	(30,273)	—	(30,273)	Bank of America, N.A.
Bank of America Corp	06/20/20	1.000%(Q)	10,000	0.263%	22,086	11,951	10,135	BNP Paribas S.A.
Barclays Bank PLC	06/20/20	1.000%(Q)EUR	3,100	0.351%	7,087	4,101	2,986	Citibank, N.A.
Barclays PLC	12/20/26	1.000%(Q)EUR	3,000	1.260%	(51,050)	42,592	(93,642)	Citibank, N.A.
Boeing Co.	12/20/21	1.000%(Q)	12,100	4.030%	(560,299)	107,821	(668,120)	Bank of America, N.A.
Bombardier Inc.	06/20/20	5.000%(Q)	4,200	32.943%	(135,375)	17,598	(152,973)	JPMorgan Chase Bank, N.A.
Citigroup Inc.	06/20/20	1.000%(Q)	9,300	0.268%	20,483	10,028	10,455	Morgan Stanley & Co. International PLC
Commonwealth of Australia	12/20/24	1.000%(Q)	3,000	0.259%	106,462	74,992	31,470	Barclays Bank PLC
DP World PLC	12/20/24	1.000%(Q)	2,000	3.133%	(180,117)	8,722	(188,839)	Barclays Bank PLC
Emirate of Dubai	12/20/24	1.000%(Q)	1,000	2.840%	(77,948)	3,506	(81,454)	Citibank, N.A.
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)	3,000	12.203%	(910,295)	(422,003)	(488,292)	Deutsche Bank AG
Federal Republic of Germany	06/20/25	0.250%(Q)	7,250	0.234%	8,049	18,293	(10,244)	Bank of America, N.A.
Federation of Malaysia	12/20/24	1.000%(Q)	1,000	0.961%	2,920	15,987	(13,067)	Citibank, N.A.
General Electric Co.	06/20/20	1.000%(Q)	11,080	1.233%	9,272	10,386	(1,114)	Goldman Sachs International
Generalitat de Cataluna	12/20/22	1.000%(Q)	2,960	2.623%	(117,410)	(305,573)	188,163	Citibank, N.A.

See Notes to Financial Statements.

PGIM Global Total Return Fund	131

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2) (cont’d.):
Hellenic Republic	06/20/22	1.000%(Q)	410	1.831%	$(6,657)	$(45,696)	$39,039	Citibank, N.A.
Hellenic Republic	06/20/22	1.000%(Q)	200	1.831%	(3,247)	(22,922)	19,675	Goldman Sachs International
Hellenic Republic	12/20/22	1.000%(Q)	500	1.991%	(12,104)	(34,323)	22,219	Citibank, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	1,400	2.099%	(44,720)	(108,912)	64,192	Bank of America, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	300	2.099%	(9,583)	(21,361)	11,778	Citibank, N.A.
Hellenic Republic	06/20/24	1.000%(Q)	1,000	2.325%	(50,348)	(168,517)	118,169	Barclays Bank PLC
Israel Electric Corp Ltd.	12/20/24	1.000%(Q)	1,000	1.486%	(20,690)	11,930	(32,620)	Barclays Bank PLC
JPMorgan Chase & Co.	06/20/20	1.000%(Q)	10,000	0.359%	20,738	11,951	8,787	BNP Paribas S.A.
Kingdom of Belgium	12/20/24	1.000%(Q)	3,500	0.368%	106,273	16,686	89,587	HSBC Bank USA, N.A.
Kingdom of Belgium	06/20/25	1.000%(Q)	3,625	0.404%	114,312	119,011	(4,699)	Bank of America, N.A.
Kingdom of Belgium	06/20/26	1.000%(Q)	4,000	0.453%	136,796	85,844	50,952	Barclays Bank PLC
Kingdom of Denmark	06/20/26	0.250%(Q)	1,000	0.170%	5,167	(13,962)	19,129	Goldman Sachs International
Kingdom of Saudi Arabia	12/20/21	1.000%(Q)	1,900	1.062%	283	(22,571)	22,854	Barclays Bank PLC
Kingdom of Saudi Arabia	06/20/22	1.000%(Q)	3,000	1.168%	(7,241)	32,136	(39,377)	HSBC Bank USA, N.A.
Kingdom of Spain	09/20/20	1.000%(Q)	2,500	0.386%	8,992	228	8,764	Barclays Bank PLC
Kingdom of Spain	06/20/21	1.000%(Q)	700	0.308%	6,366	(3,764)	10,130	Deutsche Bank AG
Kingdom of Spain	09/20/21	1.000%(Q)	1,500	0.376%	14,844	9,912	4,932	HSBC Bank USA, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	42,665	0.893%	191,843	330,457	(138,614)	Bank of America, N.A.

See Notes to Financial Statements.

132

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2) (cont’d.):
Kingdom of Spain	06/20/23	1.000%(Q)	3,200	0.893%	$14,389	$35,285	$(20,896)	Bank of America, N.A.
Kingdom of Spain	06/20/24	1.000%(Q)	700	0.737%	8,325	(19,792)	28,117	Deutsche Bank AG
Kingdom of Spain	06/20/25	1.000%(Q)	9,940	1.189%	(81,735)	(98,327)	16,592	Bank of America, N.A.
Kingdom of Spain	06/20/25	1.000%(Q)	7,500	1.189%	(61,671)	(95,448)	33,777	JPMorgan Chase Bank, N.A.
Kingdom of Spain	06/20/25	1.000%(Q)	7,500	1.189%	(61,671)	(91,847)	30,176	JPMorgan Chase Bank, N.A.
Kingdom of Sweden	06/20/26	0.250%(Q)	1,000	0.181%	4,481	(13,198)	17,679	Goldman Sachs International
Kingdom of Thailand	12/20/21	1.000%(Q)	2,100	0.191%	30,477	1,756	28,721	Barclays Bank PLC
Oriental Republic of Uruguay	06/20/20	1.000%(Q)	4,250	1.577%	1,492	(2,878)	4,370	Citibank, N.A.
Oriental Republic of Uruguay	06/20/21	1.000%(Q)	800	1.651%	(4,983)	(3,949)	(1,034)	Citibank, N.A.
People’s Republic of China	06/20/21	1.000%(Q)	4,000	0.087%	46,622	(22,476)	69,098	Deutsche Bank AG
People’s Republic of China	12/20/21	1.000%(Q)	1,600	0.118%	25,172	(3,050)	28,222	Citibank, N.A.
People’s Republic of China	12/20/21	1.000%(Q)	1,500	0.118%	23,599	(2,465)	26,064	Barclays Bank PLC
People’s Republic of China	03/20/22	1.000%(Q)	2,000	0.127%	35,474	(13,558)	49,032	Goldman Sachs International
People’s Republic of China	03/20/22	1.000%(Q)	1,000	0.127%	17,737	(10,610)	28,347	Deutsche Bank AG
People’s Republic of China	12/20/24	1.000%(Q)	1,000	0.401%	28,840	19,627	9,213	Citibank, N.A.

See Notes to Financial Statements.

PGIM Global Total Return Fund	133

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2) (cont’d.):
Petroleos Mexicanos	09/20/21	1.000%(Q)	2,500	9.176%	$(262,881)	$(37,989)	$(224,892)	Goldman Sachs International
Republic of Argentina	06/20/29	5.000%(Q)	9,585	173.902%	(7,159,577)	(5,611,037)	(1,548,540)	Citibank, N.A.
Republic of Chile	06/20/20	1.000%(Q)	5,000	0.205%	11,453	6,239	5,214	Bank of America, N.A.
Republic of Chile	12/20/21	1.000%(Q)	2,500	0.440%	25,996	(3,781)	29,777	Goldman Sachs International
Republic of Colombia	12/20/21	1.000%(Q)	2,000	1.372%	(9,811)	(23,918)	14,107	HSBC Bank USA, N.A.
Republic of Colombia	06/20/23	1.000%(Q)	5,000	1.819%	(119,547)	(7,971)	(111,576)	Goldman Sachs International
Republic of Colombia	12/20/26	1.000%(Q)	1,000	2.667%	(99,428)	(77,504)	(21,924)	Citibank, N.A.
Republic of France	06/20/25	0.250%(Q)	10,000	0.435%	(91,329)	(76,203)	(15,126)	Bank of America, N.A.
Republic of France	06/20/25	0.250%(Q)	9,810	0.435%	(89,594)	(94,632)	5,038	JPMorgan Chase Bank, N.A.
Republic of France	06/20/25	0.250%(Q)	8,130	0.435%	(74,251)	(45,523)	(28,728)	Bank of America, N.A.
Republic of France	06/20/25	0.250%(Q)	5,250	0.435%	(47,948)	(53,279)	5,331	Credit Suisse International
Republic of Hungary	06/20/22	1.000%(Q)	3,550	0.369%	52,216	(14,391)	66,607	Citibank, N.A.
Republic of Indonesia	06/20/23	1.000%(Q)	13,885	1.324%	(122,062)	(62,774)	(59,288)	Citibank, N.A.
Republic of Indonesia	06/20/25	1.000%(Q)	6,800	2.078%	(346,794)	(322,635)	(24,159)	Morgan Stanley & Co. International PLC
Republic of Indonesia	06/20/25	1.000%(Q)	2,365	2.078%	(120,613)	(112,057)	(8,556)	JPMorgan Chase Bank, N.A.
Republic of Indonesia	06/20/25	1.000%(Q)	2,155	2.078%	(109,903)	(99,176)	(10,727)	BNP Paribas S.A.
Republic of Ireland	06/20/21	1.000%(Q)	700	0.075%	8,254	1,517	6,737	Deutsche Bank AG

See Notes to Financial Statements.

134

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2) (cont’d.):
Republic of Ireland	06/20/23	1.000%(Q)	4,080	0.255%	$100,377	$35,080	$65,297	Goldman Sachs International
Republic of Ireland	06/20/24	1.000%(Q)	4,000	0.338%	114,040	67,110	46,930	JPMorgan Chase Bank, N.A.
Republic of Ireland	06/20/24	1.000%(Q)	700	0.267%	22,053	(6,941)	28,994	Deutsche Bank AG
Republic of Ireland	12/20/26	1.000%(Q)	3,100	0.503%	103,928	(2,243)	106,171	JPMorgan Chase Bank, N.A.
Republic of Ireland	12/20/26	1.000%(Q)	2,000	0.503%	67,050	4,331	62,719	Goldman Sachs International
Republic of Ireland	06/20/27	1.000%(Q)	2,800	0.522%	96,519	60,838	35,681	Morgan Stanley & Co. International PLC
Republic of Italy	06/20/20	1.000%(Q)	6,000	1.074%	6,375	(1,513)	7,888	HSBC Bank USA, N.A.
Republic of Italy	09/20/20	1.000%(Q)	1,500	1.080%	1,275	(3,301)	4,576	Barclays Bank PLC
Republic of Italy	03/20/22	1.000%(Q)	3,000	1.647%	(32,581)	(66,900)	34,319	Goldman Sachs International
Republic of Italy	03/20/22	1.000%(Q)	3,000	1.647%	(32,581)	(66,849)	34,268	JPMorgan Chase Bank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	18,300	1.869%	(459,664)	(752,854)	293,190	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	15,000	1.869%	(376,773)	(245,136)	(131,637)	Barclays Bank PLC
Republic of Italy	06/20/23	1.000%(Q)	14,270	1.869%	(358,437)	(541,124)	182,687	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	13,405	1.869%	(336,710)	(396,018)	59,308	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

PGIM Global Total Return Fund	135

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2) (cont’d.):
Republic of Italy	06/20/23	1.000%(Q)	4,000	1.869%	$(100,473)	$—	$(100,473)	Morgan Stanley & Co. International PLC
Republic of Italy	06/20/23	1.000%(Q)	3,700	1.869%	(92,937)	(144,713)	51,776	Citibank, N.A.
Republic of Italy	06/20/24	1.000%(Q)	6,000	2.023%	(233,120)	(258,080)	24,960	Bank of America, N.A.
Republic of Italy	06/20/24	1.000%(Q)	900	1.449%	(15,055)	(39,634)	24,579	Deutsche Bank AG
Republic of Italy	06/20/25	1.000%(Q)	7,000	2.169%	(380,953)	(269,479)	(111,474)	Credit Suisse International
Republic of Italy	06/20/26	1.000%(Q)	5,000	2.275%	(348,108)	(311,586)	(36,522)	BNP Paribas S.A.
Republic of Italy	06/20/26	1.000%(Q)	4,200	2.275%	(292,411)	(201,607)	(90,804)	Bank of America, N.A.
Republic of Italy	12/20/26	1.000%(Q)	400	2.316%	(30,767)	(31,357)	590	HSBC Bank USA, N.A.
Republic of Kazakhstan	06/20/23	1.000%(Q)	7,695	0.982%	13,315	—	13,315	Citibank, N.A.
Republic of Panama	06/20/20	1.000%(Q)	4,165	0.366%	8,592	4,304	4,288	Citibank, N.A.
Republic of Panama	12/20/20	1.000%(Q)	5,500	0.461%	25,602	(72,803)	98,405	JPMorgan Chase Bank, N.A.
Republic of Panama	06/20/22	1.000%(Q)	5,000	0.833%	23,709	27,971	(4,262)	Citibank, N.A.
Republic of Peru	06/20/20	1.000%(Q)	5,000	0.197%	11,513	5,880	5,633	Bank of America, N.A.
Republic of Peru	03/20/22	1.000%(Q)	3,000	0.463%	33,980	(65,303)	99,283	Barclays Bank PLC
Republic of Portugal	06/20/21	1.000%(Q)	700	0.312%	6,336	(21,940)	28,276	Deutsche Bank AG
Republic of Portugal	12/20/23	1.000%(Q)	4,130	0.933%	14,673	(1,446)	16,119	Morgan Stanley & Co. International PLC
Republic of Portugal	06/20/24	1.000%(Q)	400	0.721%	5,029	(31,007)	36,036	Deutsche Bank AG

See Notes to Financial Statements.

136

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2) (cont’d.):
Republic of Portugal	06/20/25	1.000%(Q)	21,000	1.166%	$(148,461)	$(155,882)	$7,421	Morgan Stanley & Co. International PLC
Republic of Portugal	06/20/25	1.000%(Q)	10,000	1.166%	(70,696)	(88,434)	17,738	Citibank, N.A.
Republic of Serbia	06/20/21	1.000%(Q)	2,000	0.528%	13,144	14,632	(1,488)	BNP Paribas S.A.
Republic of Slovenia	06/20/24	1.000%(Q)	900	0.554%	17,573	(54,344)	71,917	HSBC Bank USA, N.A.
Republic of South Africa	06/20/23	1.000%(Q)	5,000	3.753%	(399,377)	(89,568)	(309,809)	Deutsche Bank AG
Republic of South Africa	12/20/23	1.000%(Q)	3,000	3.870%	(286,246)	(124,851)	(161,395)	Bank of America, N.A.
Republic of Turkey	06/20/23	1.000%(Q)	5,510	5.784%	(733,873)	(550,188)	(183,685)	BNP Paribas S.A.
Republic of Turkey	06/20/23	1.000%(Q)	2,760	5.784%	(367,603)	(267,739)	(99,864)	BNP Paribas S.A.
Republic of Ukraine	06/20/20	5.000%(Q)	1,800	5.607%	8,963	4,730	4,233	Citibank, N.A.
Republic of Ukraine	12/20/23	5.000%(Q)	1,400	7.117%	(83,861)	72,939	(156,800)	Deutsche Bank AG
Republic of Ukraine	12/20/23	5.000%(Q)	1,000	7.117%	(59,900)	28,362	(88,262)	Deutsche Bank AG
Republic of Ukraine	12/20/24	5.000%(Q)	2,100	7.198%	(161,967)	154,557	(316,524)	HSBC Bank USA, N.A.
Republic of Uruguay	06/20/21	1.000%(Q)	400	1.651%	(2,492)	(2,768)	276	Citibank, N.A.
Republic of Uruguay	12/20/21	1.000%(Q)	1,500	2.033%	(23,387)	(12,532)	(10,855)	Citibank, N.A.
Royal Caribbean Cruises Ltd.	06/20/20	5.000%(Q)	5,645	19.456%	(79,966)	30,778	(110,744)	Morgan Stanley & Co. International PLC
Russian Federation	12/20/21	1.000%(Q)	8,525	0.931%	19,650	(286,474)	306,124	Barclays Bank PLC
Russian Federation	12/20/21	1.000%(Q)	3,000	0.931%	6,915	(104,138)	111,053	Barclays Bank PLC
Russian Federation	12/20/22	1.000%(Q)	7,350	1.121%	(14,677)	(12,202)	(2,475)	Citibank, N.A.

See Notes to Financial Statements.

PGIM Global Total Return Fund	137

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2) (cont’d.):
Russian Federation	06/20/23	1.000%(Q)	7,000	1.195%	$(34,048)	$(84,255)	$50,207	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)	4,000	1.195%	(19,456)	(57,661)	38,205	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)	1,640	1.195%	(7,977)	(23,325)	15,348	BNP Paribas S.A.
Russian Federation	12/20/26	1.000%(Q)	1,200	1.923%	(67,464)	(111,864)	44,400	Barclays Bank PLC
State of Illinois	06/20/21	1.000%(Q)	10,000	2.709%	(177,256)	15,896	(193,152)	Citibank, N.A.
State of Illinois	12/20/22	1.000%(Q)	2,725	3.522%	(161,587)	(76,589)	(84,998)	Citibank, N.A.
State of Illinois	12/20/24	1.000%(Q)	2,800	3.816%	(297,551)	(156,194)	(141,357)	Goldman Sachs International
State of Illinois	06/20/28	1.000%(Q)	1,000	3.805%	(157,246)	(101,168)	(56,078)	Citibank, N.A.
UBS Group AG	12/20/24	1.000%(Q)EUR	8,600	1.073%	(20,708)	164,612	(185,320)	Bank of America, N.A.
United Kingdom of Great Britain and Northern Ireland	06/20/25	1.000%(Q)	7,250	0.356%	246,536	238,022	8,514	Bank of America, N.A.
Verizon Communications Inc.	06/20/20	1.000%(Q)	7,760	0.257%	17,204	9,024	8,180	Morgan Stanley & Co. International PLC

					$(15,447,912)	$(12,135,885)	$(3,312,027)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices—Sell Protection(2):
CDX.NA.HY.25.V8	12/20/20	5.000%(Q)	27,600	13.586%	$759,000	$(1,269,390)	$(2,028,390)
CDX.NA.HY.33.V1	12/20/24	5.000%(Q)	64,366	6.534%	(5,036,671)	(3,318,481)	1,718,190

See Notes to Financial Statements.

138

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2020(4)	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices—Sell Protection(2) (cont’d.):
CDX.NA.HY.34.V1	06/20/25	5.000%(Q)		100,000	6.251%	$(7,950,000)	$(4,551,858)	$3,398,142
CDX.NA.IG.34.V1	06/20/25	1.000%(Q)		319,980	0.865%	41,809	2,519,757	2,477,948
iTraxx.EUR.32.V1	12/20/24	1.000%(Q)	EUR	5,000	0.803%	153,487	55,981	(97,506)
iTraxx.FINSR.32.V1	12/20/24	1.000%(Q)	EUR	5,000	0.937%	133,171	22,083	(111,088)
iTraxx.XO.32.V1	12/20/24	5.000%(Q)	EUR	98,800	4.729%	12,993,084	1,792,541	(11,200,543)
iTraxx.XO.33.V1	06/20/25	5.000%(Q)	EUR	52,300	4.912%	896,246	550,496	(345,750)

						$1,990,126	$(4,198,871)	$(6,188,997)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices—Sell Protection(2):
CDX.BEIJING 1Y 30% - 100%^	12/20/20	0.000%	21,200	*	$(12,575)	$(7,882)	$(4,693)	Citibank, N.A.
CDX.EM.27.V2	06/20/22	1.000%(Q)	10,670	3.138%	(457,781)	(296,940)	(160,841)	Citibank, N.A.
CDX.NA.HY.BB.33.V1	12/20/24	5.000%(Q)	5,000	3.257%	394,148	866,310	(472,162)	Citibank, N.A.
CMBX.NA.6.AA	05/11/63	1.500%(M)	5,000	*	(149,555)	(27,579)	(121,976)	JPMorgan Securities LLC

					$(225,763)	$533,909	$(759,672)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced

See Notes to Financial Statements.

PGIM Global Total Return Fund	139

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at April 30, 2020:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements:
IDR 50,000,000	8.220%(S)		3,454	6 Month LIBOR(S)	Citibank, N.A.	11/29/23	$138,516	$—	$138,516
58,209	3 Month LIBOR(Q)	EUR	52,000	3 Month EURIBOR minus 10.85 bps(Q)	JPMorgan Chase Bank, N.A.	01/08/21	1,384,241	—	1,384,241

							$1,522,757	$—	$1,522,757

See Notes to Financial Statements.

140

Inflation swap agreements outstanding at April 30, 2020:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR 14,000	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$(770,073)	$(770,073)
EUR 14,000	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	729,554	729,554

				$—	$(40,519)	$(40,519)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at April 30, 2020:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	2,240	10/27/21	2.173%(S)	6 Month BBSW(2)(S)	$(230)	$42,650	$42,880
AUD	4,000	09/21/22	3.830%(S)	6 Month BBSW(2)(S)	(72,198)	225,472	297,670
AUD	7,580	09/25/22	2.958%(S)	6 Month BBSW(2)(S)	—	261,608	261,608
AUD	1,000	05/02/26	2.650%(S)	6 Month BBSW(2)(S)	120	85,183	85,063
AUD	2,700	06/06/27	2.661%(S)	6 Month BBSW(2)(S)	—	254,199	254,199
AUD	6,450	12/03/29	2.700%(S)	6 Month BBSW(2)(S)	527,707	742,692	214,985
AUD	6,000	02/19/30	1.147%(S)	6 Month BBSW(2)(S)	(23)	90,422	90,445
AUD	5,000	03/20/30	1.200%(S)	6 Month BBSW(2)(S)	—	92,966	92,966
AUD	5,835	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	—	957,521	957,521
AUD	1,600	07/28/32	3.137%(S)	6 Month BBSW(2)(S)	—	263,229	263,229
AUD	2,000	12/19/32	4.423%(S)	6 Month BBSW(2)(S)	(5,183)	547,608	552,791
AUD	10,000	07/10/33	2.987%(S)	6 Month BBSW(2)(S)	156,993	1,614,333	1,457,340
BRL	27,355	01/02/25	6.540%(T)	1 Day BROIS(2)(T)	—	107,036	107,036
BRL	26,379	01/02/25	9.475%(T)	1 Day BROIS(2)(T)	—	1,312,694	1,312,694
BRL	25,280	01/02/25	9.560%(T)	1 Day BROIS(2)(T)	—	1,304,709	1,304,709

See Notes to Financial Statements.

PGIM Global Total Return Fund	141

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	31,910	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	$—	$1,955,074	$1,955,074
BRL	7,002	01/02/25	9.985%(T)	1 Day BROIS(2)(T)	—	467,944	467,944
BRL	30,470	01/02/25	11.080%(T)	1 Day BROIS(2)(T)	—	2,244,458	2,244,458
BRL	6,247	01/02/25	12.090%(T)	1 Day BROIS(2)(T)	—	547,821	547,821
BRL	12,879	01/04/27	6.455%(T)	1 Day BROIS(2)(T)	—	(97,325)	(97,325)
BRL	36,574	01/04/27	6.490%(T)	1 Day BROIS(2)(T)	—	(274,637)	(274,637)
BRL	73,942	01/04/27	6.493%(T)	1 Day BROIS(2)(T)	—	(518,865)	(518,865)
BRL	56,887	01/04/27	6.540%(T)	1 Day BROIS(2)(T)	—	(363,347)	(363,347)
BRL	31,992	01/04/27	6.910%(T)	1 Day BROIS(2)(T)	—	(22,002)	(22,002)
BRL	31,229	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	(22,111)	(22,111)
BRL	78,637	01/04/27	7.760%(T)	1 Day BROIS(2)(T)	—	627,193	627,193
BRL	28,290	01/02/29	7.150%(T)	1 Day BROIS(2)(T)	1,260	(143,216)	(144,476)
BRL	21,378	01/02/29	7.250%(T)	1 Day BROIS(2)(T)	—	(74,788)	(74,788)
CAD	3,550	03/07/21	0.983%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	124	4,973	4,849
CAD	23,700	08/17/22	2.370%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(249,113)	692,770	941,883
CAD	30,260	04/03/25	0.970%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(19,854)	200,644	220,498
CAD	1,500	04/22/26	1.670%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	127	54,497	54,370

See Notes to Financial Statements.

142

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	3,070	06/25/30	2.651%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	$83,226	$360,806	$277,580
CAD	4,325	03/26/33	2.718%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(92)	603,559	603,651
CAD	1,500	05/30/37	2.240%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(41)	163,859	163,900
CAD	4,345	01/09/38	2.720%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(37,095)	737,845	774,940
CAD	2,500	12/03/38	2.800%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	109,547	461,696	352,149
CAD	1,550	12/03/48	2.800%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	283,267	390,425	107,158
CHF	2,400	10/21/21	(0.522)%(A)	6 Month CHF LIBOR(2)(S)	162	(1,905)	(2,067)
CHF	14,500	01/31/29	0.260%(A)	6 Month CHF LIBOR(2)(S)	71,638	968,076	896,438
CHF	800	10/17/31	0.033%(A)	6 Month CHF LIBOR(2)(S)	163	34,096	33,933
CHF	700	04/03/33	0.687%(A)	6 Month CHF LIBOR(2)(S)	—	95,473	95,473
CLP	3,010,200	07/12/29	3.135%(S)	1 Day CLOIS(2)(S)	—	202,339	202,339
CLP	6,480,000	10/24/29	2.790%(S)	1 Day CLOIS(2)(S)	—	191,335	191,335
CLP	3,094,000	11/22/29	3.203%(S)	1 Day CLOIS(2)(S)	—	223,808	223,808
CLP	2,400,000	12/13/29	3.160%(S)	1 Day CLOIS(2)(S)	—	181,302	181,302
CLP	562,610	12/16/29	3.200%(S)	1 Day CLOIS(2)(S)	—	44,882	44,882

See Notes to Financial Statements.

PGIM Global Total Return Fund	143

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CLP	3,900,000	02/10/30	3.010%(S)	1 Day CLOIS(2)(S)	$—	$197,993	$197,993
CLP	634,000	02/11/30	3.085%(S)	1 Day CLOIS(2)(S)	—	40,437	40,437
CLP	4,500,000	02/28/30	3.110%(S)	1 Day CLOIS(2)(S)	—	275,912	275,912
CNH	52,500	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(670)	368,307	368,977
CNH	50,870	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	53	344,256	344,203
CNH	33,000	03/18/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	34	222,883	222,849
CNH	43,200	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)	50	286,314	286,264
CNH	23,500	06/19/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	28	159,381	159,353
CNH	125,090	06/20/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	149	848,516	848,367
CNH	28,500	07/01/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(52)	192,667	192,719
CNH	78,000	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(125)	529,483	529,608
CNH	24,300	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(23)	177,145	177,168
CNH	76,000	10/09/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(47)	513,964	514,011
CNH	9,600	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(6)	64,930	64,936
CNH	98,660	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(368)	858,262	858,630

See Notes to Financial Statements.

144

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	100,500	11/28/24	2.933%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$(4,601)	$754,036	$758,637
CNH	80,000	12/05/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(152)	603,837	603,989
CNH	92,700	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	508,165	508,165
CNH	330,000	02/05/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(129)	1,753,734	1,753,863
CNH	18,100	03/10/25	2.300%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(21)	62,770	62,791
CNH	25,000	03/12/25	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(10)	103,912	103,922
COP	25,830,000	07/19/28	6.150%(Q)	1 Day COOIS(2)(Q)	—	776,715	776,715
COP	27,041,260	07/27/28	6.200%(Q)	1 Day COOIS(2)(Q)	572,083	834,062	261,979
COP	13,388,000	11/28/28	6.380%(Q)	1 Day COOIS(2)(Q)	—	472,067	472,067
COP	20,710,000	12/16/29	5.480%(Q)	1 Day COOIS(2)(Q)	—	354,421	354,421
COP	21,300,000	02/13/30	5.100%(Q)	1 Day COOIS(2)(Q)	—	198,429	198,429
CZK	1,453,420	05/31/20	2.138%(A)	3 Month PRIBOR(1)(Q)	—	(911,874)	(911,874)
CZK	500,000	03/14/21	2.143%(A)	6 Month PRIBOR(2)(S)	—	153,208	153,208
CZK	213,000	04/27/22	0.925%(A)	6 Month PRIBOR(2)(S)	—	73,058	73,058
CZK	193,410	06/29/22	0.895%(A)	6 Month PRIBOR(2)(S)	—	50,021	50,021
CZK	250,000	11/17/22	1.505%(A)	6 Month PRIBOR(2)(S)	—	218,393	218,393
CZK	433,000	01/27/24	1.923%(A)	6 Month PRIBOR(2)(S)	—	815,971	815,971
CZK	875,720	01/28/24	1.938%(A)	6 Month PRIBOR(2)(S)	—	1,670,884	1,670,884

See Notes to Financial Statements.

PGIM Global Total Return Fund	145

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CZK	427,500	01/31/24	1.930%(A)	6 Month PRIBOR(1)(S)	$—	$(810,266)	$(810,266)
CZK	205,715	03/14/24	1.950%(A)	6 Month PRIBOR(1)(S)	—	(392,187)	(392,187)
CZK	261,910	03/31/24	0.710%(A)	6 Month PRIBOR(1)(S)	—	(27,416)	(27,416)
CZK	108,675	04/27/27	1.300%(A)	6 Month PRIBOR(1)(S)	—	(184,356)	(184,356)
CZK	155,500	06/29/27	1.175%(A)	6 Month PRIBOR(1)(S)	139,131	(211,665)	(350,796)
CZK	180,590	01/27/30	1.573%(A)	6 Month PRIBOR(1)(S)	—	(538,500)	(538,500)
CZK	364,670	01/28/30	1.588%(A)	6 Month PRIBOR(1)(S)	—	(1,109,920)	(1,109,920)
CZK	106,030	03/31/30	0.710%(A)	6 Month PRIBOR(2)(S)	—	(42,220)	(42,220)
DKK	20,900	10/17/21	0.185%(A)	6 Month CIBOR(2)(S)	(59,047)	15,935	74,982
DKK	13,600	05/04/25	0.825%(A)	6 Month CIBOR(2)(S)	38	115,207	115,169
DKK	5,000	08/29/26	0.580%(A)	6 Month CIBOR(2)(S)	28	35,289	35,261
DKK	1,300	10/21/26	0.673%(A)	6 Month CIBOR(2)(S)	23	10,124	10,101
DKK	13,000	03/15/27	1.123%(A)	6 Month CIBOR(2)(S)	—	166,709	166,709
DKK	1,865	06/22/27	0.987%(A)	6 Month CIBOR(2)(S)	—	23,648	23,648
EUR	1,000	05/29/20	0.373%(A)	6 Month EURIBOR(2)(S)	171	5,993	5,822
EUR	610	07/02/21	0.994%(A)	6 Month EURIBOR(2)(S)	170	16,538	16,368
EUR	700	08/14/21	0.841%(A)	3 Month EURIBOR(2)(Q)	172	18,005	17,833
EUR	650	03/02/22	0.072%(A)	6 Month EURIBOR(2)(S)	(63,289)	6,370	69,659
EUR	8,200	06/29/22	0.219%(A)	6 Month EURIBOR(1)(S)	—	(139,449)	(139,449)
EUR	21,000	09/08/22	0.140%(A)	6 Month EURIBOR(1)(S)	—	(324,879)	(324,879)
EUR	15,140	05/11/25	0.100%(A)	1 Day EONIA(1)(A)	(369,277)	(635,228)	(265,951)

See Notes to Financial Statements.

146

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	1,000	06/04/29	2.002%(A)	6 Month EURIBOR(2)(S)	$177	$245,517	$245,340
EUR	3,260	11/11/29	1.453%(A)	6 Month EURIBOR(2)(S)	304,696	597,956	293,260
EUR	1,800	01/14/30	1.022%(A)	6 Month EURIBOR(2)(S)	180	241,725	241,545
EUR	2,000	03/02/31	0.825%(A)	6 Month EURIBOR(2)(S)	(76,215)	237,219	313,434
EUR	700	04/07/31	0.819%(A)	6 Month EURIBOR(2)(S)	178	81,778	81,600
EUR	450	05/03/31	1.048%(A)	6 Month EURIBOR(2)(S)	179	70,948	70,769
EUR	1,500	07/04/31	0.672%(A)	6 Month EURIBOR(2)(S)	181	159,237	159,056
EUR	570	08/02/31	0.584%(A)	6 Month EURIBOR(2)(S)	174	53,578	53,404
EUR	1,500	08/26/31	0.562%(A)	6 Month EURIBOR(2)(S)	184	136,105	135,921
EUR	700	09/09/31	0.558%(A)	6 Month EURIBOR(2)(S)	176	63,357	63,181
EUR	1,700	12/14/31	1.217%(A)	6 Month EURIBOR(2)(S)	176	303,711	303,535
EUR	1,850	12/19/31	1.160%(A)	6 Month EURIBOR(2)(S)	565	315,986	315,421
EUR	2,300	12/19/31	1.161%(A)	6 Month EURIBOR(2)(S)	(14,197)	393,158	407,355
EUR	2,600	12/27/31	1.082%(A)	6 Month EURIBOR(2)(S)	13,245	416,505	403,260
EUR	6,400	02/23/32	1.180%(A)	6 Month EURIBOR(2)(S)	220	1,105,807	1,105,587
EUR	4,680	03/29/32	1.170%(A)	6 Month EURIBOR(2)(S)	1,893	798,252	796,359
EUR	1,400	04/04/32	1.145%(A)	6 Month EURIBOR(2)(S)	—	233,812	233,812
EUR	2,000	04/10/32	1.105%(A)	6 Month EURIBOR(2)(S)	—	322,430	322,430
EUR	4,150	05/11/32	1.100%(A)	6 Month EURIBOR(2)(S)	(105,096)	721,528	826,624
EUR	7,000	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)	(68,585)	890,442	959,027
EUR	3,050	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)	—	610,489	610,489

See Notes to Financial Statements.

PGIM Global Total Return Fund	147

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	14,225	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)	$(419,212)	$2,376,180	$2,795,392
EUR	3,135	12/28/35	1.559%(A)	6 Month EURIBOR(2)(S)	48,090	881,034	832,944
EUR	2,155	06/02/36	1.072%(A)	6 Month EURIBOR(2)(S)	195,507	439,827	244,320
EUR	600	09/26/36	0.749%(A)	6 Month EURIBOR(2)(S)	177	84,475	84,298
EUR	600	09/28/36	0.729%(A)	6 Month EURIBOR(2)(S)	178	82,061	81,883
EUR	1,000	11/02/36	0.958%(A)	6 Month EURIBOR(2)(S)	180	181,542	181,362
EUR	1,500	02/02/37	1.355%(A)	6 Month EURIBOR(2)(S)	188	384,628	384,440
EUR	3,505	05/05/39	0.045%(A)	6 Month EURIBOR(2)(S)	—	4,415	4,415
EUR	365	05/11/39	1.100%(A)	1 Day EONIA(2)(A)	69,878	102,375	32,497
EUR	3,190	05/11/42	1.350%(A)	6 Month EURIBOR(2)(S)	(188,099)	1,095,713	1,283,812
EUR	1,235	07/04/42	1.001%(A)	6 Month EURIBOR(2)(S)	(143,527)	312,753	456,280
EUR	3,000	05/11/45	1.150%(A)	1 Day EONIA(2)(A)	655,057	1,142,109	487,052
EUR	1,000	03/30/46	1.058%(A)	6 Month EURIBOR(2)(S)	(5,530)	313,097	318,627
EUR	9,135	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)	685,553	4,643,139	3,957,586
GBP	510	06/30/21	2.469%(S)	6 Month GBP LIBOR(2)(S)	203	17,926	17,723
GBP	12,450	12/07/27	1.110%(A)	1 Day SONIA(1)(A)	—	(1,131,101)	(1,131,101)
GBP	29,797	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	(1,596,229)	(1,596,229)
GBP	2,320	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(85,429)	(253,626)	(168,197)
GBP	4,680	05/08/34	1.300%(S)	6 Month GBP LIBOR(2)(S)	(209,403)	662,842	872,245
GBP	5,890	04/30/40	0.219%(A)	1 Day SONIA(2)(A)	(31)	30,552	30,583
GBP	650	05/08/44	1.250%(A)	1 Day SONIA(2)(A)	100,918	211,502	110,584

See Notes to Financial Statements.

148

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	9,280	05/08/46	1.250%(A)	1 Day SONIA(2)(A)	$2,042,609	$3,301,288	$1,258,679
GBP	3,440	05/08/49	1.250%(A)	1 Day SONIA(2)(A)	770,681	1,385,131	614,450
GBP	740	05/08/49	1.400%(S)	6 Month GBP LIBOR(2)(S)	(39,399)	259,139	298,538
GBP	1,170	04/30/70	0.024%(A)	1 Day SONIA(1)(A)	(2)	(11,130)	(11,128)
GBP	2,370	04/30/70	0.026%(A)	1 Day SONIA(1)(A)	(3)	(26,184)	(26,181)
HKD	151,850	03/13/21	2.138%(Q)	3 Month HIBOR(2)(Q)	—	222,764	222,764
HKD	171,690	03/13/21	2.145%(Q)	3 Month HIBOR(2)(Q)	—	253,539	253,539
HKD	100,000	04/01/21	1.850%(Q)	3 Month HIBOR(2)(Q)	(31)	93,904	93,935
HKD	95,120	09/03/26	1.538%(Q)	3 Month HIBOR(1)(Q)	(535)	(465,322)	(464,787)
HUF	11,800,000	06/21/20	1.400%(A)	3 Month BUBOR(2)(Q)	—	458,792	458,792
HUF	2,698,000	07/02/20	1.065%(A)	6 Month BUBOR(2)(S)	(4,845)	80,747	85,592
HUF	4,636,000	01/23/25	1.095%(A)	6 Month BUBOR(2)(S)	(29,876)	(12,555)	17,321
HUF	370,000	03/18/26	2.140%(A)	6 Month BUBOR(2)(S)	16,300	62,056	45,756
HUF	1,667,000	12/23/26	3.755%(A)	6 Month BUBOR(2)(S)	41	601,200	601,159
HUF	6,237,270	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	—	2,017,720	2,017,720
HUF	1,677,900	07/15/29	1.650%(A)	6 Month BUBOR(2)(S)	—	148,037	148,037
HUF	2,516,000	12/09/29	1.245%(A)	6 Month BUBOR(2)(S)	—	(162,170)	(162,170)
HUF	499,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	16,358	16,358
JPY	19,585,210	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(25,859)	(25,859)
JPY	4,887,930	01/29/21	(0.014)%(S)	6 Month JPY LIBOR(1)(S)	—	5,241	5,241
JPY	32,800	07/04/21	(0.156)%(S)	6 Month JPY LIBOR(2)(S)	(15,013)	(608)	14,405

See Notes to Financial Statements.

PGIM Global Total Return Fund	149

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	1,000,000	01/08/22	(0.120)%(S)	6 Month JPY LIBOR(2)(S)	$—	$(15,518)	$(15,518)
JPY	2,000,000	01/08/22	(0.100)%(S)	6 Month JPY LIBOR(2)(S)	—	(23,539)	(23,539)
JPY	4,595,280	12/03/23	0.050%(S)	6 Month JPY LIBOR(1)(S)	(39,626)	(191,781)	(152,155)
JPY	3,276,010	12/20/24	0.126%(S)	6 Month JPY LIBOR(2)(S)	(53,955)	285,622	339,577
JPY	950,000	01/15/25	0.000%(S)	6 Month JPY LIBOR(2)(S)	—	27,705	27,705
JPY	135,000	02/20/29	1.260%(S)	6 Month JPY LIBOR(2)(S)	49,802	144,793	94,991
JPY	50,000	04/02/29	1.288%(S)	6 Month JPY LIBOR(2)(S)	5	54,666	54,661
JPY	100,000	08/18/29	1.070%(S)	6 Month JPY LIBOR(2)(S)	10	95,345	95,335
JPY	100,000	08/28/29	1.043%(S)	6 Month JPY LIBOR(2)(S)	10	92,891	92,881
JPY	200,000	09/09/29	1.061%(S)	6 Month JPY LIBOR(2)(S)	(1,275)	189,823	191,098
JPY	655,000	09/29/29	1.064%(S)	6 Month JPY LIBOR(2)(S)	411,209	620,192	208,983
JPY	200,000	04/01/31	0.319%(S)	6 Month JPY LIBOR(2)(S)	25	58,762	58,737
JPY	215,000	05/06/31	0.354%(S)	6 Month JPY LIBOR(2)(S)	28	73,995	73,967
JPY	150,000	07/07/31	0.071%(S)	6 Month JPY LIBOR(2)(S)	15	4,906	4,891
JPY	256,500	08/15/31	0.223%(S)	6 Month JPY LIBOR(2)(S)	25	49,993	49,968
JPY	130,000	08/30/31	0.217%(S)	6 Month JPY LIBOR(2)(S)	13	24,563	24,550
JPY	120,000	09/08/31	0.316%(S)	6 Month JPY LIBOR(2)(S)	12	35,763	35,751
JPY	190,000	09/21/31	0.328%(S)	6 Month JPY LIBOR(2)(S)	27	58,285	58,258
JPY	350,000	10/14/31	0.270%(S)	6 Month JPY LIBOR(2)(S)	47	83,940	83,893
JPY	200,000	04/06/32	0.484%(S)	6 Month JPY LIBOR(2)(S)	—	95,953	95,953
JPY	159,520	04/07/32	0.491%(S)	6 Month JPY LIBOR(2)(S)	—	77,744	77,744

See Notes to Financial Statements.

150

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	140,000	06/07/32	0.451%(S)	6 Month JPY LIBOR(2)(S)	$—	$64,276	$64,276
JPY	71,000	09/21/32	0.463%(S)	6 Month JPY LIBOR(2)(S)	—	33,059	33,059
JPY	160,000	11/14/32	2.390%(S)	6 Month JPY LIBOR(2)(S)	(26,599)	343,098	369,697
JPY	180,000	11/05/34	1.293%(S)	6 Month JPY LIBOR(2)(S)	85,259	298,904	213,645
JPY	70,000	12/03/34	1.265%(S)	6 Month JPY LIBOR(2)(S)	9	113,246	113,237
JPY	260,000	01/07/35	1.108%(S)	6 Month JPY LIBOR(2)(S)	31	361,859	361,828
JPY	50,000	01/22/35	0.950%(S)	6 Month JPY LIBOR(2)(S)	7	58,447	58,440
JPY	120,000	02/12/35	1.161%(S)	6 Month JPY LIBOR(2)(S)	15	175,765	175,750
JPY	320,000	02/24/35	1.200%(S)	6 Month JPY LIBOR(2)(S)	40	485,949	485,909
JPY	160,000	03/03/35	1.153%(S)	6 Month JPY LIBOR(2)(S)	20	232,372	232,352
JPY	350,000	05/07/35	0.073%(S)	6 Month JPY LIBOR(2)(S)	—	(25,789)	(25,789)
JPY	90,000	02/04/36	0.816%(S)	6 Month JPY LIBOR(2)(S)	11	91,814	91,803
JPY	65,000	05/16/36	0.446%(S)	6 Month JPY LIBOR(2)(S)	9	30,799	30,790
JPY	110,000	05/27/36	0.460%(S)	6 Month JPY LIBOR(2)(S)	18	54,312	54,294
JPY	60,000	07/22/36	0.240%(S)	6 Month JPY LIBOR(2)(S)	11	8,822	8,811
JPY	300,000	10/04/36	0.363%(S)	6 Month JPY LIBOR(2)(S)	42	98,485	98,443
JPY	150,000	11/02/36	0.423%(S)	6 Month JPY LIBOR(2)(S)	21	66,019	65,998
JPY	400,000	12/14/36	0.723%(S)	6 Month JPY LIBOR(2)(S)	49	363,735	363,686
JPY	150,000	12/22/36	0.641%(S)	6 Month JPY LIBOR(2)(S)	19	116,738	116,719
JPY	250,000	01/06/37	0.675%(S)	6 Month JPY LIBOR(2)(S)	30	207,655	207,625
JPY	275,500	02/15/37	0.729%(S)	6 Month JPY LIBOR(2)(S)	34	251,504	251,470

See Notes to Financial Statements.

PGIM Global Total Return Fund	151

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	130,000	02/23/37	0.748%(S)	6 Month JPY LIBOR(2)(S)	$17	$122,555	$122,538
JPY	100,000	03/02/37	0.686%(S)	6 Month JPY LIBOR(2)(S)	—	84,468	84,468
JPY	273,000	03/09/37	0.701%(S)	6 Month JPY LIBOR(2)(S)	15,040	237,697	222,657
JPY	200,000	03/29/37	0.684%(S)	6 Month JPY LIBOR(2)(S)	—	167,600	167,600
JPY	94,310	05/08/37	0.623%(S)	6 Month JPY LIBOR(2)(S)	—	71,971	71,971
JPY	200,000	05/15/37	0.688%(S)	6 Month JPY LIBOR(2)(S)	—	173,828	173,828
JPY	150,000	06/02/37	0.640%(S)	6 Month JPY LIBOR(2)(S)	—	118,354	118,354
JPY	80,000	06/19/37	0.625%(S)	6 Month JPY LIBOR(2)(S)	—	60,934	60,934
JPY	82,000	06/21/37	0.628%(S)	6 Month JPY LIBOR(2)(S)	—	62,754	62,754
JPY	125,000	06/30/37	0.629%(S)	6 Month JPY LIBOR(2)(S)	—	95,706	95,706
JPY	105,000	07/04/37	0.659%(S)	6 Month JPY LIBOR(2)(S)	—	85,583	85,583
JPY	285,000	07/26/37	0.676%(S)	6 Month JPY LIBOR(2)(S)	—	240,582	240,582
JPY	117,300	08/02/37	0.683%(S)	6 Month JPY LIBOR(2)(S)	—	99,837	99,837
JPY	160,000	08/09/37	0.679%(S)	6 Month JPY LIBOR(2)(S)	—	135,081	135,081
JPY	500,000	09/04/37	0.663%(S)	6 Month JPY LIBOR(2)(S)	—	410,878	410,878
JPY	175,000	09/27/37	0.670%(S)	6 Month JPY LIBOR(2)(S)	—	145,454	145,454
JPY	300,000	11/02/37	0.734%(S)	6 Month JPY LIBOR(2)(S)	—	289,294	289,294
JPY	350,000	12/04/37	0.730%(S)	6 Month JPY LIBOR(2)(S)	—	333,450	333,450
JPY	900,000	01/04/38	0.757%(S)	6 Month JPY LIBOR(2)(S)	155,193	893,442	738,249
JPY	224,000	01/11/38	0.831%(S)	6 Month JPY LIBOR(2)(S)	—	250,276	250,276
JPY	800,000	03/28/38	0.656%(S)	6 Month JPY LIBOR(2)(S)	—	653,935	653,935

See Notes to Financial Statements.

152

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	1,000,000	04/04/38	0.681%(S)	6 Month JPY LIBOR(2)(S)	$—	$851,335	$851,335
JPY	675,000	04/06/38	0.655%(S)	6 Month JPY LIBOR(2)(S)	—	545,400	545,400
JPY	1,815,000	04/18/38	0.675%(S)	6 Month JPY LIBOR(2)(S)	(49,290)	1,524,703	1,573,993
JPY	600,000	08/10/38	0.822%(S)	6 Month JPY LIBOR(2)(S)	—	667,598	667,598
JPY	2,430,385	12/03/38	0.600%(S)	6 Month JPY LIBOR(2)(S)	615,776	1,810,152	1,194,376
JPY	480,000	11/27/39	0.258%(S)	6 Month JPY LIBOR(2)(S)	—	58,847	58,847
JPY	969,000	12/03/39	0.650%(S)	6 Month JPY LIBOR(2)(S)	669,542	827,074	157,532
JPY	1,200,000	01/08/40	0.230%(S)	6 Month JPY LIBOR(2)(S)	—	78,981	78,981
JPY	1,500,000	01/08/40	0.250%(S)	6 Month JPY LIBOR(2)(S)	—	154,633	154,633
JPY	745,000	02/06/40	0.223%(S)	6 Month JPY LIBOR(2)(S)	—	36,759	36,759
JPY	800,000	03/25/40	0.171%(S)	6 Month JPY LIBOR(2)(S)	—	(40,001)	(40,001)
JPY	166,000	05/09/43	0.820%(S)	6 Month JPY LIBOR(2)(S)	—	217,310	217,310
JPY	610,000	07/04/43	0.763%(S)	6 Month JPY LIBOR(2)(S)	—	717,930	717,930
JPY	110,291	04/15/46	0.560%(S)	6 Month JPY LIBOR(2)(S)	—	84,136	84,136
JPY	26,000	10/04/47	0.942%(S)	6 Month JPY LIBOR(2)(S)	—	45,815	45,815
JPY	560,000	11/24/47	0.888%(S)	6 Month JPY LIBOR(2)(S)	—	929,896	929,896
KRW	20,090,000	08/16/20	1.915%(Q)	3 Month KWCDC(2)(Q)	—	54,996	54,996
KRW	46,100,000	01/07/21	1.733%(Q)	3 Month KWCDC(2)(Q)	—	221,606	221,606
KRW	20,447,900	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)	763,039	1,394,507	631,468
KRW	3,120,000	10/18/29	1.313%(Q)	3 Month KWCDC(2)(Q)	10	64,861	64,851
KRW	11,000,000	02/05/30	1.319%(Q)	3 Month KWCDC(2)(Q)	26	235,175	235,149

See Notes to Financial Statements.

PGIM Global Total Return Fund	153

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
KRW	2,455,000	04/27/30	1.065%(Q)	3 Month KWCDC(2)(Q)	$2	$5,264	$5,262
MXN	33,500	10/12/27	7.350%(M)	28 Day Mexican Interbank Rate(2)(M)	—	120,764	120,764
MXN	305,790	02/27/29	8.260%(M)	28 Day Mexican Interbank Rate(2)(M)	93,256	1,917,738	1,824,482
NOK	1,087,500	01/24/22	1.880%(A)	6 Month NIBOR(2)(S)	233,232	2,033,651	1,800,419
NOK	29,500	02/23/23	1.350%(A)	6 Month NIBOR(2)(S)	(3,643)	48,197	51,840
NOK	382,300	01/24/25	1.823%(A)	6 Month NIBOR(1)(S)	(12,520)	(1,951,971)	(1,939,451)
NOK	26,300	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)	18,690	229,163	210,473
NOK	6,725	06/23/27	1.825%(A)	6 Month NIBOR(2)(S)	—	54,265	54,265
NOK	20,000	04/18/28	2.215%(A)	6 Month NIBOR(2)(S)	—	217,992	217,992
NOK	36,000	02/07/29	2.083%(A)	6 Month NIBOR(2)(S)	—	373,985	373,985
NOK	48,000	10/07/29	1.660%(A)	6 Month NIBOR(2)(S)	—	388,432	388,432
NZD	8,700	05/01/20	3.628%(S)	3 Month BBR(2)(Q)	214,368	80,298	(134,070)
NZD	1,235	10/03/22	2.740%(S)	3 Month BBR(2)(Q)	—	47,558	47,558
NZD	2,830	04/26/23	2.733%(S)	3 Month BBR(2)(Q)	(67,254)	130,157	197,411
NZD	1,750	03/13/24	5.080%(S)	3 Month BBR(2)(Q)	28,107	204,224	176,117
NZD	2,500	03/15/24	3.355%(S)	3 Month BBR(2)(Q)	2,492	186,092	183,600
NZD	1,550	07/04/24	3.100%(S)	3 Month BBR(2)(Q)	—	119,818	119,818
NZD	3,500	01/10/27	3.420%(S)	3 Month BBR(2)(Q)	73,670	436,680	363,010
NZD	5,000	04/18/28	3.193%(S)	3 Month BBR(2)(Q)	—	623,970	623,970
NZD	6,450	11/28/28	2.950%(S)	3 Month BBR(2)(Q)	—	803,195	803,195

See Notes to Financial Statements.

154

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
NZD	9,250	07/22/29	1.768%(S)	3 Month BBR(2)(Q)	$—	$563,703	$563,703
NZD	9,000	10/07/29	1.130%(S)	3 Month BBR(2)(Q)	—	200,171	200,171
PLN	73,670	08/24/23	2.390%(A)	6 Month WIBOR(2)(S)	—	1,327,178	1,327,178
PLN	11,000	09/09/23	1.900%(A)	6 Month WIBOR(2)(S)	(435,493)	146,595	582,088
PLN	60,110	11/13/23	2.570%(A)	6 Month WIBOR(2)(S)	—	1,139,417	1,139,417
PLN	18,100	04/11/24	2.020%(A)	6 Month WIBOR(2)(S)	27,242	271,030	243,788
PLN	83,750	06/21/24	1.750%(A)	6 Month WIBOR(2)(S)	—	1,213,445	1,213,445
PLN	30,000	03/28/28	2.895%(A)	6 Month WIBOR(2)(S)	—	1,235,127	1,235,127
PLN	24,980	06/12/28	3.070%(A)	6 Month WIBOR(1)(S)	—	(1,251,022)	(1,251,022)
PLN	3,540	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)	—	166,623	166,623
SEK	13,000	09/15/21	(0.003)%(A)	3 Month STIBOR(2)(Q)	26	(2,290)	(2,316)
SEK	27,200	12/15/21	0.203%(A)	3 Month STIBOR(2)(Q)	(607)	6,229	6,836
SEK	12,700	04/25/23	0.750%(A)	3 Month STIBOR(2)(Q)	30	25,367	25,337
SEK	38,380	07/11/23	0.458%(A)	3 Month STIBOR(2)(Q)	—	57,972	57,972
SEK	15,550	03/15/24	0.840%(A)	3 Month STIBOR(2)(Q)	—	46,306	46,306
SEK	12,700	08/29/24	1.657%(A)	3 Month STIBOR(2)(Q)	22,804	101,007	78,203
SEK	3,000	11/16/25	1.485%(A)	3 Month STIBOR(2)(Q)	20	24,534	24,514
SEK	6,000	12/09/25	1.505%(A)	3 Month STIBOR(2)(Q)	23	49,857	49,834
SEK	15,000	06/27/26	1.001%(A)	3 Month STIBOR(2)(Q)	33	89,083	89,050
SEK	15,390	06/22/27	1.031%(A)	3 Month STIBOR(2)(Q)	—	103,584	103,584
SEK	58,000	03/27/28	1.267%(A)	3 Month STIBOR(2)(Q)	—	477,972	477,972

See Notes to Financial Statements.

PGIM Global Total Return Fund	155

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
SEK	8,535	07/11/28	1.141%(A)	3 Month STIBOR(2)(Q)	$—	$70,017	$70,017
SEK	33,000	11/28/28	1.188%(A)	3 Month STIBOR(2)(Q)	55,811	277,595	221,784
SEK	40,000	06/20/29	0.550%(A)	3 Month STIBOR(2)(Q)	—	106,940	106,940
SEK	16,000	10/07/29	0.180%(A)	3 Month STIBOR(2)(Q)	—	(21,804)	(21,804)
SEK	30,000	11/05/29	0.457%(A)	3 Month STIBOR(2)(Q)	—	42,734	42,734
SEK	78,000	01/24/30	0.605%(A)	3 Month STIBOR(2)(Q)	—	219,327	219,327
SGD	15,540	05/21/23	2.030%(S)	6 Month SIBOR(1)(S)	—	(498,820)	(498,820)
SGD	10,240	03/19/24	2.025%(S)	6 Month SIBOR(2)(S)	—	394,113	394,113
SGD	8,330	05/21/28	2.436%(S)	6 Month SIBOR(2)(S)	—	754,713	754,713
SGD	6,000	04/02/29	2.170%(S)	6 Month SIBOR(2)(S)	—	479,694	479,694
SGD	3,610	10/21/29	1.685%(S)	6 Month SIBOR(2)(S)	—	184,227	184,227
THB	173,600	04/28/30	1.020%(S)	6 Month BKIBOR(2)(S)	—	(16,646)	(16,646)
	91,190	03/16/21	0.109%(T)	1 Day USOIS(1)(T)	—	(36,019)	(36,019)
	94,722	06/09/21	0.395%(A)	1 Day USOIS(1)(A)	—	(396,499)	(396,499)
	139,100	09/12/21	0.260%(A)	1 Day USOIS(1)(A)	—	(430,724)	(430,724)
	93,105	03/10/22	0.330%(A)	1 Day USOIS(1)(A)	—	(509,954)	(509,954)
	242,430	04/25/23	—(3)	—(3)	—	2,330	2,330
	88,904	05/31/24	1.350%(A)	1 Day USOIS(1)(A)	—	(4,667,213)	(4,667,213)
	47,558	08/15/29	1.611%(A)	1 Day USOIS(1)(A)	20,976	(5,586,034)	(5,607,010)
	1,680	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	180	(287,329)	(287,509)
	4,980	08/15/44	2.392%(A)	1 Day USOIS(1)(A)	—	(2,141,831)	(2,141,831)
	17,384	11/15/45	0.508%(A)	1 Day USOIS(1)(A)	156,714	274,988	118,274

See Notes to Financial Statements.

156

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	3,980	11/15/45	0.553%(A)	1 Day USOIS(1)(A)	$—	$19,646	$19,646
	32,137	11/15/45	1.253%(A)	1 Day USOIS(1)(A)	(215,357)	(5,267,849)	(5,052,492)
	845	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	165	(171,536)	(171,701)
ZAR	755,000	02/28/21	7.150%(Q)	3 Month JIBAR(2)(Q)	—	1,029,234	1,029,234
ZAR	228,000	06/21/21	7.465%(Q)	3 Month JIBAR(2)(Q)	(979)	480,770	481,749
ZAR	665,000	02/28/24	7.475%(Q)	3 Month JIBAR(1)(Q)	—	(2,795,851)	(2,795,851)
ZAR	16,800	05/12/26	8.680%(Q)	3 Month JIBAR(2)(Q)	18	108,498	108,480
ZAR	27,500	06/30/27	8.015%(Q)	3 Month JIBAR(2)(Q)	(155)	91,849	92,004
ZAR	68,200	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	53	293,417	293,364
ZAR	43,090	01/17/28	7.833%(Q)	3 Month JIBAR(2)(Q)	—	94,690	94,690
ZAR	35,000	04/16/28	7.655%(Q)	3 Month JIBAR(2)(Q)	(1,219)	45,656	46,875
ZAR	176,800	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	696	505,032	504,336
ZAR	200,000	02/28/29	8.035%(Q)	3 Month JIBAR(2)(Q)	—	344,787	344,787
ZAR	46,800	06/21/29	7.685%(Q)	3 Month JIBAR(2)(Q)	(234)	3,431	3,665
ZAR	140,000	10/03/29	7.580%(Q)	3 Month JIBAR(2)(Q)	—	(98,851)	(98,851)
ZAR	30,000	11/01/29	7.820%(Q)	3 Month JIBAR(2)(Q)	(225)	9,846	10,071
ZAR	344,070	03/26/30	9.200%(Q)	3 Month JIBAR(2)(Q)	(7,733)	1,866,528	1,874,261

					$7,365,514	$70,920,860	$63,555,346

See Notes to Financial Statements.

PGIM Global Total Return Fund	157

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CLP	2,890,000	02/09/27	4.120%(S)	1 Day CLOIS(2)(S)	$478,393	$—	$478,393	Morgan Stanley & Co. International PLC
CLP	94,000	12/19/27	4.370%(S)	1 Day CLOIS(2)(S)	18,486	—	18,486	Morgan Stanley & Co. International PLC
CLP	2,420,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	439,082	—	439,082	Morgan Stanley & Co. International PLC
CLP	842,800	01/23/28	4.245%(S)	1 Day CLOIS(2)(S)	152,300	—	152,300	Morgan Stanley & Co. International PLC
CLP	2,168,000	01/26/28	4.210%(S)	1 Day CLOIS(2)(S)	389,955	—	389,955	Morgan Stanley & Co. International PLC
CLP	1,080,000	02/01/28	4.200%(S)	1 Day CLOIS(2)(S)	192,748	—	192,748	Morgan Stanley & Co. International PLC
CLP	1,750,000	03/27/28	4.220%(S)	1 Day CLOIS(2)(S)	308,734	—	308,734	Citibank, N.A.
CLP	2,092,000	05/17/28	4.270%(S)	1 Day CLOIS(2)(S)	403,450	—	403,450	Citibank, N.A.
CNH	10,000	04/02/26	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	101,793	3	101,790	Citibank, N.A.
COP	4,351,000	11/01/26	6.590%(Q)	1 Day COOIS(2)(Q)	166,962	—	166,962	Morgan Stanley & Co. International PLC
COP	10,220,000	11/04/26	6.770%(Q)	1 Day COOIS(2)(Q)	420,369	—	420,369	Morgan Stanley & Co. International PLC
COP	13,700,000	06/02/27	5.910%(Q)	1 Day COOIS(2)(Q)	370,935	—	370,935	Morgan Stanley & Co. International PLC
COP	5,437,000	01/23/28	6.035%(Q)	1 Day COOIS(2)(Q)	152,655	—	152,655	Morgan Stanley & Co. International PLC
COP	6,670,000	01/26/28	6.000%(Q)	1 Day COOIS(2)(Q)	180,208	—	180,208	Morgan Stanley & Co. International PLC
COP	5,607,000	02/01/28	6.020%(Q)	1 Day COOIS(2)(Q)	162,517	—	162,517	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

158

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
COP	9,400,000	07/18/28	6.150%(Q)	1 Day COOIS(2)(Q)	$282,663	$—	$282,663	Morgan Stanley & Co. International PLC
ILS	7,500	12/09/22	1.530%(A)	3 Month TELBOR(2)(Q)	88,438	—	88,438	Citibank, N.A.
ILS	3,200	03/06/23	3.525%(A)	3 Month TELBOR(2)(Q)	91,632	—	91,632	Deutsche Bank AG
ILS	4,200	06/27/23	3.730%(A)	3 Month TELBOR(2)(Q)	170,984	—	170,984	Credit Suisse International
ILS	3,000	04/26/26	1.685%(A)	3 Month TELBOR(2)(Q)	64,366	—	64,366	JPMorgan Chase Bank, N.A.
ILS	5,000	06/24/26	1.660%(A)	3 Month TELBOR(2)(Q)	126,080	—	126,080	Citibank, N.A.
ILS	4,000	09/19/26	1.600%(A)	3 Month TELBOR(2)(Q)	93,297	—	93,297	Barclays Bank PLC
ILS	7,000	01/12/27	1.975%(A)	3 Month TELBOR(2)(Q)	209,074	—	209,074	Citibank, N.A.
ILS	3,000	03/15/27	2.130%(A)	3 Month TELBOR(2)(Q)	97,049	—	97,049	Citibank, N.A.
ILS	2,745	06/22/27	1.845%(A)	3 Month TELBOR(2)(Q)	85,370	—	85,370	Citibank, N.A.
ILS	5,600	04/26/28	1.915%(A)	3 Month TELBOR(2)(Q)	168,079	—	168,079	BNP Paribas S.A.
ILS	38,930	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	1,481,001	—	1,481,001	JPMorgan Chase Bank, N.A.
ILS	8,050	03/13/29	1.840%(A)	3 Month TELBOR(2)(Q)	245,111	—	245,111	HSBC Bank USA, N.A.
ILS	12,160	07/12/29	1.411%(A)	3 Month TELBOR(2)(Q)	277,766	(3,190)	280,956	Citibank, N.A.
ILS	5,000	10/07/29	0.885%(A)	3 Month TELBOR(2)(Q)	33,939	—	33,939	Goldman Sachs International
ILS	19,790	12/09/29	0.813%(A)	3 Month TELBOR(2)(Q)	82,369	—	82,369	Goldman Sachs International
ILS	31,310	04/24/30	0.710%(A)	3 Month TELBOR(2)(Q)	(951)	(298)	(653)	Goldman Sachs International
JPY	35,000	12/14/32	1.575%(S)	6 Month JPY LIBOR(2)(S)	64,170	—	64,170	HSBC Bank USA, N.A.
KRW	1,500,000	08/14/21	2.773%(Q)	3 Month KRW LIBOR(2)(Q)	32,915	—	32,915	HSBC Bank USA, N.A.
KRW	655,000	10/07/22	1.765%(Q)	3 Month KRW LIBOR(2)(Q)	11,303	—	11,303	JPMorgan Chase Bank, N.A.

See Notes to Financial Statements.

PGIM Global Total Return Fund	159

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
KRW	3,300,000	04/17/23	2.170%(Q)	3 Month KWCDC(2)(Q)	$99,780	$(136)	$99,916	Morgan Stanley & Co. International PLC
KRW	900,000	11/05/24	2.425%(Q)	3 Month KRW LIBOR(2)(Q)	49,369	—	49,369	Citibank, N.A.
KRW	1,485,000	10/28/26	1.520%(Q)	3 Month KRW LIBOR(2)(Q)	41,120	(12)	41,132	JPMorgan Chase Bank, N.A.
KRW	2,040,000	04/26/27	1.880%(Q)	3 Month KRW LIBOR(2)(Q)	101,055	—	101,055	Morgan Stanley & Co. International PLC
KRW	1,280,000	10/17/28	1.450%(Q)	3 Month KRW LIBOR(2)(Q)	37,113	—	37,113	Citibank, N.A.
KRW	520,000	01/27/31	1.870%(Q)	3 Month KRW LIBOR(2)(Q)	36,037	—	36,037	JPMorgan Chase Bank, N.A.
MYR	16,000	08/19/23	3.445%(Q)	3 Month KLIBOR(2)(Q)	154,357	—	154,357	Morgan Stanley & Co. International PLC
MYR	1,700	04/28/25	4.040%(Q)	3 Month KLIBOR(2)(Q)	34,568	—	34,568	Citibank, N.A.
MYR	3,160	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)	77,940	(6)	77,946	Morgan Stanley & Co. International PLC
MYR	11,700	11/19/29	3.245%(Q)	3 Month KLIBOR(2)(Q)	230,378	18	230,360	Morgan Stanley & Co. International PLC
MYR	17,800	02/04/30	3.060%(Q)	3 Month KLIBOR(2)(Q)	287,981	9	287,972	Morgan Stanley & Co. International PLC
THB	550,000	08/08/20	1.840%(S)	6 Month BIBOR(2)(S)	66,057	—	66,057	Citibank, N.A.
THB	120,000	08/23/23	1.920%(S)	6 Month BIBOR(2)(S)	147,187	—	147,187	Morgan Stanley & Co. International PLC
THB	60,000	07/04/24	1.590%(S)	6 Month BIBOR(2)(S)	59,492	—	59,492	Morgan Stanley & Co. International PLC
THB	28,900	04/30/25	2.560%(S)	6 Month BIBOR(2)(S)	74,764	—	74,764	Citibank, N.A.
TWD	115,500	03/17/21	0.780%(Q)	3 Month TAIBOR(2)(Q)	12,042	—	12,042	Barclays Bank PLC
ZAR	40,930	03/22/42	7.800%(Q)	3 Month JIBAR(2)(Q)	(180,013)	—	(180,013)	Deutsche Bank AG

See Notes to Financial Statements.

160

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
ZAR 89,400	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	$(276,029)	$—	$(276,029)	Deutsche Bank AG
ZAR 38,700	03/22/47	7.650%(Q)	3 Month JIBAR(1)(Q)	212,236	—	212,236	Deutsche Bank AG
ZAR 83,965	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	330,448	—	330,448	Deutsche Bank AG

				$9,239,124	$(3,612)	$9,242,736

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 1 Month LIBOR plus 6.75 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$9,309,437	$(14,771,303)	$31,048,786	$(21,313,355)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$18,630,000	$75,549,480
J.P. Morgan Securities LLC	8,920,092	24,523,650

Total	$27,550,092	$100,073,130

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Global Total Return Fund	161

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

The following is a summary of the inputs used as of April 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Cayman Islands	$—	$310,384,346	$—
Ireland	—	43,165,144	—
Spain	—	7,129,685	—
United States	—	124,441,046	6,743,899
Bank Loans
France	—	1,653,842	—
Germany	—	2,898,140	—
United Kingdom	—	2,419,223	6,557,566
United States	—	1,233,375	—
Commercial Mortgage-Backed Securities
Canada	—	1,685,420	—
United Kingdom	—	615,729	—
United States	—	209,525,060	—
Corporate Bonds
Australia	—	4,632,519	—
Belgium	—	4,736,619	—
Brazil	—	22,710,920	—
Canada	—	23,907,964	—
China	—	37,474,993	—
Denmark	—	1,093,049	—
France	—	75,097,303	—
Germany	—	27,205,119	—
Hong Kong	—	10,143,455	—
Hungary	—	408,329	—
Iceland	—	5,385,531	—
Indonesia	—	8,033,541	—
Israel	—	11,453,239	—
Italy.	—	8,738,436	—
Japan	—	5,764,355	—
Kazakhstan	—	5,980,341	—
Luxembourg	—	11,460,713	—
Mexico	—	25,363,855	—
Netherlands	—	25,746,941	—
Norway	—	10,135,713	—
Peru	—	1,806,508	—
Philippines	—	235,574	—
Poland	—	3,002,549	—
Portugal	—	7,167,308	—
Qatar	—	9,156,138	—
Russia	—	18,824,809	—
South Africa	—	3,709,260	—
South Korea	—	9,640,756	—
Spain	—	3,542,720	—
Supranational Bank	—	48,380,235	—
Switzerland	—	13,551,988	—

See Notes to Financial Statements.

162

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Corporate Bonds (continued)
Tunisia	$—	$705,600	$—
Ukraine	—	1,050,749	—
United Arab Emirates	—	38,712,029	—
United Kingdom	—	91,241,522	—
United States	—	560,485,866	—
Residential Mortgage-Backed Securities
Bermuda	—	16,987,794	—
United Kingdom	—	3,440,930	—
United States	—	50,502,392	52,484,251
Sovereign Bonds
Albania	—	2,605,422	—
Argentina	—	10,031,656	—
Australia	—	3,436,756	—
Austria	—	4,491,519	—
Belgium	—	2,254,145	—
Brazil	—	59,280,539	—
Bulgaria	—	8,132,751	—
Canada	—	8,166,113	—
Chile	—	2,346,695	—
China	—	16,748,146	—
Colombia	—	50,893,593	—
Croatia	—	15,011,750	—
Cyprus	—	58,799,030	—
Czech Republic	—	1,204,482	—
Denmark	—	2,992,865	—
Dominican Republic	—	4,583,450	—
Egypt	—	2,429,426	—
Finland.	—	4,252,521	—
France	—	534,957	—
Germany	—	926,254	—
Greece	—	87,160,060	—
Guernsey	—	2,729,779	—
Hong Kong	—	1,641,838	—
Hungary	—	17,723,483	—
Iceland	—	1,637,929	—
India	—	2,665,572	—
Indonesia	—	60,538,463	—
Iraq	—	1,286,909	—
Israel	—	19,048,157	—
Italy	—	144,642,991	—
Japan	—	25,751,547	—
Kazakhstan	—	14,741,702	—
Kuwait	—	2,095,242	—
Latvia	—	223,243	—
Lithuania	—	5,578,269	—
Macedonia	—	3,948,989	—

See Notes to Financial Statements.

PGIM Global Total Return Fund	163

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Sovereign Bonds (continued)
Malaysia	$—	$4,977,957	$—
Mexico	—	41,080,128	—
Montenegro	—	806,662	—
New Zealand	—	7,214,540	—
Norway	—	2,457,113	—
Panama	—	11,663,534	—
Peru	—	44,217,753	—
Philippines	—	33,528,655	—
Poland	—	3,362,461	—
Portugal	—	27,115,412	—
Qatar	—	8,076,777	—
Romania	—	23,932,442	—
Russia	—	22,856,658	—
Saudi Arabia	—	18,211,828	—
Senegal	—	1,325,806	—
Serbia	—	22,225,003	—
Slovenia	—	8,926,119	—
South Africa	—	9,063,341	—
South Korea	—	8,580,769	—
Spain	—	97,226,101	—
Sweden	—	4,592,726	—
Thailand	—	1,713,630	—
Turkey	—	15,366,032	—
Ukraine	—	26,710,532	—
United Arab Emirates	—	25,799,872	—
United Kingdom	—	48,964,219	—
Uruguay	—	3,715,400	—
U.S. Government Agency Obligations	—	19,089,298	—
U.S. Treasury Obligations	—	4,887,185	—
Common Stock	7,212	—	—
Preferred Stock	107,080	—	—
Affiliated Mutual Funds	293,275,158	—	—
Options Purchased	—	371,602,113	—

Total	$293,389,450	$3,482,594,981	$65,785,716

Liabilities
Options Written	$—	$(380,896,610)	$—

Other Financial Instruments*
Assets
Futures Contracts	$61,526,316	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	135,052,309	—
OTC Cross Currency Exchange Contracts	—	14,210,240	—
OTC Packaged Credit Default Swap Agreements	—	13,671,463	—
Centrally Cleared Credit Default Swap Agreements	—	7,594,280	—

See Notes to Financial Statements.

164

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Assets (continued)
OTC Credit Default Swap Agreements	$—	$11,626,673	$64,816
OTC Currency Swap Agreements	—	1,522,757	—
Centrally Cleared Inflation Swap Agreement	—	729,554	—
Centrally Cleared Interest Rate Swap Agreements	—	100,075,215	—
OTC Interest Rate Swap Agreements	—	9,696,117	—

Total	$61,526,316	$294,178,608	$64,816

Liabilities
Futures Contracts	$(22,886,506)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(125,483,364)	—
OTC Cross Currency Exchange Contracts	—	(5,309,898)	—
OTC Packaged Credit Default Swap Agreements	—	(13,641,709)	—
Centrally Cleared Credit Default Swap Agreements	—	(13,783,277)	—
OTC Credit Default Swap Agreements	—	(18,196,984)	(12,575)
Centrally Cleared Inflation Swap Agreement	—	(770,073)	—
Centrally Cleared Interest Rate Swap Agreements	—	(36,519,869)	—
OTC Interest Rate Swap Agreements	—	(456,993)	—

Total	$(22,886,506)	$(214,162,167)	$(12,575)

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities United States	Bank Loans	Corporate Bonds
Balance as of 10/31/19	$7,247,808	$—	$5,201,099
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	—	(504,834)	—
Purchases/Exchanges/Issuances	—	7,062,400	—
Sales/Paydowns	(503,909)	—	—
Accrued discount/premium	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	(5,201,099)

Balance as of 04/30/20	$6,743,899	$6,557,566	$—

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$(504,834)	$—

See Notes to Financial Statements.

PGIM Global Total Return Fund	165

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

	Residential Mortgage-Backed Securities United States	Sovereign Bonds		OTC Credit Default Swap Agreements
Balance as of 10/31/19	$22,400,000		$1,565,598	$49,237
Realized gain (loss)	—		—	42,423
Change in unrealized appreciation (depreciation)	(408,296)		—	52,241
Purchases/Exchanges/Issuances	27,986,604		—	—
Sales/Paydowns	(3,993,206)		—	(91,660)
Accrued discount/premium	—		—	—
Transfers into Level 3	6,499,149		—	—
Transfers out of Level 3	—		(1,565,598)	—

Balance as of 04/30/20	$52,484,251	$		$52,241

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(408,296)		$—	$52,241

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of April 30, 2020	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities
United States	$6,743,899	Market Approach	Single Broker Indicative Quote
Bank Loans	6,557,566	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities
United States	52,484,251	Market Approach	Single Broker Indicative Quote
OTC Credit Default Swap Agreements	52,241	Market Approach	Single Broker Indicative Quote

	$65,837,957

It is the Company’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Corporate Bonds	$5,201,099	L3 to L2	Comparable Security Data to Evaluated Bid
Residential Mortgage-Backed Securities United States	$6,499,149	L2 to L3	Evaluated Bid to Single Broker Indicative Quote
Sovereign Bonds	$1,565,598	L3 to L2	Comparable Security Data to Evaluated Bid

See Notes to Financial Statements.

166

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2020 were as follows:

Sovereign Bonds	34.0%
Options Purchased	10.7
Collateralized Loan Obligations	10.6
Affiliated Mutual Funds (2.1% represents investments purchased with collateral from securities on loan)	8.5
Banks	8.1
Commercial Mortgage-Backed Securities	6.1
Residential Mortgage-Backed Securities	4.4
Oil & Gas	2.3
Electric	2.3
Telecommunications	2.1
Student Loans	1.5
Media	1.5
Multi-National	1.4
Pipelines	1.4
Pharmaceuticals	1.3
Diversified Financial Services	1.3
Insurance	1.2
Transportation	1.1
Commercial Services	1.0
Chemicals	0.9
Healthcare-Products	0.8
Retail	0.7
Real Estate Investment Trusts (REITs)	0.7
U.S. Government Agency Obligations	0.6
Consumer Loans	0.6
Home Builders	0.6
Healthcare-Services	0.5
Auto Manufacturers	0.5
Foods	0.4
Automobiles	0.4
Packaging & Containers	0.4
Software	0.4
Electrical Components & Equipment	0.3

Semiconductors	0.3%
Other	0.3
Electronics	0.3
Entertainment	0.2
Aerospace & Defense	0.2
Internet	0.2
Auto Parts & Equipment	0.2
Real Estate	0.2
U.S. Treasury Obligations	0.1
Beverages	0.1
Agriculture	0.1
Building Materials	0.1
Mining	0.1
Oil & Gas Services	0.1
Home Equity Loans	0.0	*
Computers	0.0	*
Housewares	0.0	*
Household Products/Wares	0.0	*
Biotechnology	0.0	*
Office/Business Equipment	0.0	*
Miscellaneous Manufacturing	0.0	*
Forest Products & Paper	0.0	*
Airlines	0.0	*
Leisure Time	0.0	*
Oil, Gas & Consumable Fuels	0.0	*

	111.1
Options Written	(11.0)
Liabilities in excess of other assets	(0.1)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets

See Notes to Financial Statements.

PGIM Global Total Return Fund	167

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$7,594,280	*	Due from/to broker-variation margin swaps	$13,783,277	*
Credit contracts	Premiums paid for OTC swap agreements	9,309,407		Premiums received for OTC swap agreements	14,767,661
Credit contracts	Unrealized appreciation on OTC swap agreements	19,826,598		Unrealized depreciation on OTC swap agreements Options written	20,856,660
Foreign exchange contracts	Unaffiliated investments	370,552,446		outstanding, at value	380,896,610
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	14,210,240		Unrealized depreciation on OTC cross currency exchange contracts	5,309,898
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	135,052,309		Unrealized depreciation on OTC forward foreign currency exchange contracts	125,483,364
Interest rate contracts	Due from/to broker-variation margin futures	61,526,316	*	Due from/to broker-variation margin futures	22,886,506	*
Interest rate contracts	Due from/to broker-variation margin swaps	100,804,769	*	Due from/to broker-variation margin swaps	37,289,942	*
Interest rate contracts	Premiums paid for OTC swap agreements	30		Premiums received for OTC swap agreements	3,642
Interest rate contracts	Unaffiliated investments	1,049,667		—	—
Interest rate contracts	Unrealized appreciation on OTC swap agreements	11,222,188		Unrealized depreciation on OTC swap agreements	456,695

		$731,148,250			$621,734,255

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

168

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(176,009)	$222,965	$—	$—	$(25,999,775)
Foreign exchange contracts	(80,513,858)	73,388,543	—	4,274,556	—
Interest rate contracts	(34,660)	412,192	69,565,721	—	(78,620,976)

Total	$(80,724,527)	$74,023,700	$69,565,721	$4,274,556	$(104,620,751)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$33,052	$70,956	$—	$—	$(16,910,973)
Foreign exchange contracts	194,711,158	(202,115,524)	—	7,352,231	—
Interest rate contracts	385,429	(63,220)	40,223,348	—	53,298,866

Total	$195,129,639	$(202,107,788)	$40,223,348	$7,352,231	$36,387,893

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2020, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$189,704,930	$7,392,904,068	$1,325,349,672	$2,126,335,889	$2,321,028,891

Forward Foreign Currency Exchange Contracts - Sold(3)	Cross Currency Exchange Contracts(4)	Inflation Swap Agreements(2)	Interest Rate Swap Agreements(2)
$2,080,677,209	$252,698,031	$30,988,533	$3,698,248,051

Credit Default Swap Agreements— Buy Protection(2)	Credit Default Swap Agreements— Sell Protection(2)	Currency Swap Agreements(2)
$316,480,828	$1,115,732,067	$42,260,000

See Notes to Financial Statements.

PGIM Global Total Return Fund	169

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Securities on Loan	$70,286,785	$(70,286,785)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America, N.A.	$58,409,284	$(68,216,588)	$(9,807,304)	$9,807,304	$—
Barclays Bank PLC	7,964,811	(11,981,718)	(4,016,907)	3,351,000	(665,907)
BNP Paribas S.A.	7,723,265	(9,342,157)	(1,618,892)	450,000	(1,168,892)
Citibank, N.A.	145,308,710	(146,434,382)	(1,125,672)	—	(1,125,672)
Credit Suisse International	589,785	(1,600,236)	(1,010,451)	1,010,451	—
Deutsche Bank AG	123,722,656	(114,422,412)	9,300,244	(9,300,244)	—
Goldman Sachs International	45,853,156	(43,606,029)	2,247,127	—	2,247,127
HSBC Bank USA, N.A.	11,607,320	(6,758,588)	4,848,732	(4,848,732)	—
JPMorgan Chase Bank, N.A.	17,095,842	(13,243,187)	3,852,655	(3,852,655)	—
JPMorgan Securities LLC	—	(149,555)	(149,555)	—	(149,555)
Morgan Stanley & Co. International PLC	142,004,414	(131,119,161)	10,885,253	(8,310,000)	2,575,253

See Notes to Financial Statements.

170

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
The Toronto-Dominion Bank	$234,846	$(742,777)	$(507,931)	$507,931	$—
UBS AG	708,796	(157,740)	551,056	(551,056)	—

	$561,222,885	$(547,774,530)	$13,448,355	$(11,736,001)	$1,712,354

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Global Total Return Fund	171

Statement of Assets and Liabilities (unaudited)

as of April 30, 2020

Assets
Investments at value, including securities on loan of $70,286,785:
Unaffiliated investments (cost $3,580,783,902)	$3,548,494,989
Affiliated investments (cost $293,236,866)	293,275,158
Cash	10,290,202
Foreign currency, at value (cost $4,111,850)	4,155,225
Cash segregated for counterparty - OTC	6,093,000
Unrealized appreciation on OTC forward foreign currency exchange contracts	135,052,309
Dividends and interest receivable	33,176,084
Unrealized appreciation on OTC swap agreements	31,048,786
Deposit with broker for centrally cleared/exchange-traded derivatives	27,550,092
Unrealized appreciation on OTC cross currency exchange contracts	14,210,240
Receivable for Fund shares sold	13,012,423
Premiums paid for OTC swap agreements	9,309,437
Receivable for investments sold	4,952,655
Tax reclaim receivable	10,195
Prepaid expenses and other assets	615,574
Total Assets	4,131,246,369

Liabilities
Options written outstanding, at value (proceeds received $254,058,475)	380,896,610
Unrealized depreciation on OTC forward foreign currency exchange contracts	125,483,364
Payable to broker for collateral for securities on loan	72,849,168
Payable for investments purchased	35,024,434
Unrealized depreciation on OTC swap agreements	21,313,355
Premiums received for OTC swap agreements	14,771,303
Payable for Fund shares reacquired	10,074,031
Unrealized depreciation on OTC cross currency exchange contracts	5,309,898
Due to broker—variation margin futures	3,545,655
Management fee payable	1,314,955
Due to broker—variation margin swaps	713,486
Dividends payable	579,343
Accrued expenses and other liabilities	228,057
Distribution fee payable	95,028
Affiliated transfer agent fee payable	55,241
Total Liabilities	672,253,928

Net Assets	$3,458,992,441

Net assets were comprised of:
Common stock, at par	$5,279,713
Paid-in capital in excess of par	3,600,785,062
Total distributable earnings (loss)	(147,072,334)

Net assets, April 30, 2020	$3,458,992,441

See Notes to Financial Statements.

172

Class A
Net asset value and redemption price per share, ($ 296,898,514 ÷ 45,662,676 shares of common stock issued and outstanding)	$6.50
Maximum sales charge (3.25% of offering price)	0.22

Maximum offering price to public	$6.72

Class B
Net asset value, offering price and redemption price per share, ($ 454,758 ÷ 69,994 shares of common stock issued and outstanding)	$6.50

Class C
Net asset value, offering price and redemption price per share, ($ 41,913,879 ÷ 6,459,050 shares of common stock issued and outstanding)	$6.49

Class Z
Net asset value, offering price and redemption price per share, ($ 1,622,827,436 ÷ 248,248,777 shares of common stock issued and outstanding)	$6.54

Class R2
Net asset value, offering price and redemption price per share, ($ 7,994,163 ÷ 1,214,514 shares of common stock issued and outstanding)	$6.58

Class R4
Net asset value, offering price and redemption price per share, ($ 4,941,086 ÷ 750,216 shares of common stock issued and outstanding)	$6.59

Class R6
Net asset value, offering price and redemption price per share, ($ 1,483,962,605 ÷ 225,566,045 shares of common stock issued and outstanding)	$6.58

See Notes to Financial Statements.

PGIM Global Total Return Fund	173

Statement of Operations (unaudited)

Six Months Ended April 30, 2020

Net Investment Income (Loss)
Income
Interest income	$46,189,823
Affiliated dividend income	1,109,469
Income from securities lending, net (including affiliated income of $156,995)	236,852
Unaffiliated dividend income (net of $103 foreign withholding tax)	4,750

Total income	47,540,894

Expenses
Management fee	7,799,956
Distribution fee(a)	542,466
Shareholder servicing fees (including affiliated expense of $4)(a)	2,736
Transfer agent’s fees and expenses (including affiliated expense of $122,192)(a)	960,463
Custodian and accounting fees	346,587
Shareholders’ reports	150,909
Registration fees(a)	89,820
SEC registration fees	36,791
Audit fee	33,570
Directors’ fees	25,857
Legal fees and expenses	15,071
Miscellaneous	23,525

Total expenses	10,027,751
Less: Fee waiver and/or expense reimbursement(a)	(135,931)

Net expenses	9,891,820

Net investment income (loss)	37,649,074

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(111,317))	(105,159,856)
Futures transactions	69,565,721
Forward and cross currency contract transactions	4,274,556
Options written transactions	74,023,700
Swap agreement transactions	(104,620,751)
Foreign currency transactions	(5,667,055)

(67,583,685)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $27,272)	(1,960,318)
Futures	40,223,348
Forward and cross currency contracts	7,352,231
Options written	(202,107,788)
Swap agreements	36,387,893
Foreign currencies	269,499

(119,835,135)

Net gain (loss) on investment and foreign currency transactions	(187,418,820)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(149,769,746)

See Notes to Financial Statements.

174

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class Z	Class R2	Class R4	Class R6
Distribution fee	329,283	4,094	205,558	—	3,531	—	—
Shareholder servicing fees	—	—	—	—	1,412	1,324	—
Transfer agent’s fees and expenses	191,830	2,003	18,491	734,843	347	1,136	11,813
Registration fees	8,753	5,555	5,715	28,391	7,281	7,277	26,848
Fee waiver and/or expense reimbursement	(73,797)	(7,179)	(4,494)	(39,727)	(4,893)	(5,841)	—

See Notes to Financial Statements.

PGIM Global Total Return Fund	175

Statements of Changes in Net Assets (unaudited)

	Six Months Ended	Year Ended

	April 30, 2020	October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$37,649,074	$53,040,843
Net realized gain (loss) on investment and foreign currency transactions	(67,583,685)	106,457,738
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(119,835,135)	125,079,213

Net increase (decrease) in net assets resulting from operations	(149,769,746)	284,577,794

Dividends and Distributions
Distributions from distributable earnings
Class A	(10,277,863)	(6,499,137)
Class B	(34,746)	(42,631)
Class C	(1,501,775)	(927,851)
Class Z	(61,236,692)	(32,622,407)
Class R2	(57,255)	(2,460)
Class R4	(83,405)	(27,693)
Class R6	(54,730,057)	(34,603,598)

	(127,921,793)	(74,725,777)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	1,638,945,932	1,278,611,890
Net asset value of shares issued in reinvestment of dividends and distributions	121,498,427	70,499,011
Cost of shares reacquired	(674,994,389)	(656,622,268)

Net increase (decrease) in net assets from Fund share transactions	1,085,449,970	692,488,633

Total increase (decrease)	807,758,431	902,340,650

Net Assets:
Beginning of period	2,651,234,010	1,748,893,360

End of period	$3,458,992,441	$2,651,234,010

See Notes to Financial Statements.

176

Notes to Financial Statements (unaudited)

Prudential Global Total Return Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company and currently consists of two funds: PGIM Global Total Return (USD Hedged) Fund and PGIM Global Total Return Fund, each of which are non-diversified funds for purposes of the 1940 Act. These financial statements relate only to the PGIM Global Total Return Fund (the “Fund”).

The investment objective of the Fund is to seek total return, made up of current income and capital appreciation.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Company’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

PGIM Global Total Return Fund	177

Notes to Financial Statements (unaudited) (continued)

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

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OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

PGIM Global Total Return Fund	179

Notes to Financial Statements (unaudited) (continued)

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Company’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Company’s investments in restricted securities could be impaired if trading does not develop or declines.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR): The Fund purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Fund. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Fund could lose some or all of its principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the

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sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Company’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid

PGIM Global Total Return Fund	181

Notes to Financial Statements (unaudited) (continued)

at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements

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in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Bank Loans: The Fund invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund acquired interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

PGIM Global Total Return Fund	183

Notes to Financial Statements (unaudited) (continued)

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of

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period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Company, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may

PGIM Global Total Return Fund	185

Notes to Financial Statements (unaudited) (continued)

occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2020, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: The Fund invested in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation

186

in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and

PGIM Global Total Return Fund	187

Notes to Financial Statements (unaudited) (continued)

which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. The Manager pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.50% of the Fund’s average daily net assets up to $2 billion and 0.485% of such assets in excess of $2 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.49% for the reporting period ended April 30, 2020.

The Manager has contractually agreed, through February 28, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.88% of average daily net assets for Class A shares, 1.63% of average daily net assets for Class B

188

shares, 1.63% of average daily net assets for Class C shares, 0.63% of average daily net assets for Class Z shares, 1.08% of average daily net assets for Class R2 shares, 0.83% of average daily net assets for Class R4 shares, and 0.58% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z, Class R4 or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25%, 1%, 1% and 0.25% of the average daily net assets of the Class A, Class B, Class C and Class R2 shares, respectively.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 or Class R4 shares, a shareholder service fee at an annual rate of 0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly.

For the reporting period ended April 30, 2020, PIMS received $375,560 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2020, PIMS received $7,079, $142 and $7,890 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Global Total Return Fund	189

Notes to Financial Statements (unaudited) (continued)

PGIM Investments, PGIM, Inc., PIMS and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

PMFS serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Company’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Company’s Rule 17a-7 procedures. For the reporting period ended April 30, 2020, no 17a-7 transactions were entered into by the Fund.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2020, were $1,308,588,940 and $468,295,140, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2020, is presented as follows:

190

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$35,146,324	$924,214,573	$739,037,120	$—	$—	$220,323,777	220,323,777	$1,109,469
PGIM Institutional Money Market Fund*
78,423,038	193,269,504	198,657,116	27,272	(111,317)	72,951,381	72,965,974	156,995	**

$113,569,362	$1,117,484,077	$937,694,236	$27,272	$(111,317)	$293,275,158		$1,266,464

*	The Fund did not have any capital gain distributions during the reporting period.
**	Represents the affiliated amount of securities lending income shown on the Statement of Operations.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2020 were as follows:

Tax Basis	$3,628,783,924

Gross Unrealized Appreciation	638,502,026
Gross Unrealized Depreciation	(687,703,921)

Net Unrealized Depreciation	$(49,201,895)

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $1 million or more prior to July 15, 2019 ($500,000 or more on or after July 15, 2019) of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a monthly basis approximately seven years after purchase. Effective on or about June 26, 2020, all issued and outstanding

PGIM Global Total Return Fund	191

Notes to Financial Statements (unaudited) (continued)

Class B shares will be automatically converted to Class A shares. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

The Company is authorized to issue 3.5 billion shares of common stock, $0.01 par value per share, 2 billion of which are designated as shares of the Fund. The shares are further classified and designated as follows:

Class A	200,000,000
Class B	50,000,000
Class C	320,000,000
Class Z	650,000,000
Class T	125,000,000
Class R2	90,000,000
Class R4	90,000,000
Class R6	475,000,000

The Fund currently does not have any Class T shares outstanding.

As of April 30, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	7,077	—	%*
Class R6	21,364,905	9%

*	Amount represents less than 1% of outstanding shares.

At reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	3	53%

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2020:
Shares sold	20,288,315	$139,427,939
Shares issued in reinvestment of dividends and distributions	1,407,317	9,552,820
Shares reacquired	(6,445,482)	(43,052,081)

Net increase (decrease) in shares outstanding before conversion	15,250,150	105,928,678
Shares issued upon conversion from other share class(es)	413,064	2,751,572
Shares reacquired upon conversion into other share class(es)	(632,373)	(4,315,299)

Net increase (decrease) in shares outstanding	15,030,841	$104,364,951

Year ended October 31, 2019:
Shares sold	8,626,388	$58,869,961
Shares issued in reinvestment of dividends and distributions	869,100	5,881,730
Shares reacquired	(7,179,586)	(47,765,362)

Net increase (decrease) in shares outstanding before conversion	2,315,902	16,986,329
Shares issued upon conversion from other share class(es)	894,338	6,049,809
Shares reacquired upon conversion into other share class(es)	(1,500,946)	(10,144,021)

Net increase (decrease) in shares outstanding	1,709,294	$12,892,117

Class B
Six months ended April 30, 2020:
Shares sold	6,261	$43,860
Shares issued in reinvestment of dividends and distributions	3,920	26,741
Shares reacquired	(15,474)	(101,377)

Net increase (decrease) in shares outstanding before conversion	(5,293)	(30,776)
Shares reacquired upon conversion into other share class(es)	(82,250)	(557,951)

Net increase (decrease) in shares outstanding	(87,543)	$(588,727)

Year ended October 31, 2019:
Shares sold	8,031	$55,457
Shares issued in reinvestment of dividends and distributions	5,057	33,909
Shares reacquired	(61,689)	(413,717)

Net increase (decrease) in shares outstanding before conversion	(48,601)	(324,351)
Shares reacquired upon conversion into other share class(es)	(134,821)	(894,677)

Net increase (decrease) in shares outstanding	(183,422)	$(1,219,028)

Class C
Six months ended April 30, 2020:
Shares sold	1,760,465	$12,062,987
Shares issued in reinvestment of dividends and distributions	198,858	1,349,371
Shares reacquired	(614,174)	(4,089,437)

Net increase (decrease) in shares outstanding before conversion	1,345,149	9,322,921
Shares reacquired upon conversion into other share class(es)	(194,974)	(1,319,543)

Net increase (decrease) in shares outstanding	1,150,175	$8,003,378

Year ended October 31, 2019:
Shares sold	1,453,960	$9,924,265
Shares issued in reinvestment of dividends and distributions	123,773	835,031
Shares reacquired	(1,261,928)	(8,362,063)

Net increase (decrease) in shares outstanding before conversion	315,805	2,397,233
Shares reacquired upon conversion into other share class(es)	(499,862)	(3,376,849)

Net increase (decrease) in shares outstanding	(184,057)	$(979,616)

PGIM Global Total Return Fund	193

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended April 30, 2020:
Shares sold	124,035,930	$850,659,987
Shares issued in reinvestment of dividends and distributions	8,211,954	56,043,642
Shares reacquired	(60,789,789)	(403,359,415)

Net increase (decrease) in shares outstanding before conversion	71,458,095	503,344,214
Shares issued upon conversion from other share class(es)	742,928	5,096,003
Shares reacquired upon conversion into other share class(es)	(360,370)	(2,361,229)

Net increase (decrease) in shares outstanding	71,840,653	$506,078,988

Year ended October 31, 2019:
Shares sold	101,299,181	$695,981,186
Shares issued in reinvestment of dividends and distributions	4,272,244	29,167,212
Shares reacquired	(50,070,369)	(335,456,106)

Net increase (decrease) in shares outstanding before conversion	55,501,056	389,692,292
Shares issued upon conversion from other share class(es)	1,837,669	12,473,906
Shares reacquired upon conversion into other share class(es)	(577,277)	(3,926,593)

Net increase (decrease) in shares outstanding	56,761,448	$398,239,605

Class R2
Six months ended April 30, 2020:
Shares sold	1,282,172	$8,992,813
Shares issued in reinvestment of dividends and distributions	8,687	57,241
Shares reacquired	(102,157)	(657,716)

Net increase (decrease) in shares outstanding	1,188,702	$8,392,338

Year ended October 31, 2019:
Shares sold	27,417	$188,844
Shares issued in reinvestment of dividends and distributions	350	2,460
Shares reacquired	(3,564)	(24,048)

Net increase (decrease) in shares outstanding	24,203	$167,256

Class R4
Six months ended April 30, 2020:
Shares sold	687,767	$4,659,126
Shares issued in reinvestment of dividends and distributions	8,277	56,916
Shares reacquired	(148,650)	(1,010,594)

Net increase (decrease) in shares outstanding before conversion	547,394	3,705,448
Shares issued upon conversion from other share class(es)	431	3,059
Shares reacquired upon conversion into other share class(es)	(434)	(2,688)

Net increase (decrease) in shares outstanding	547,391	$3,705,819

Year ended October 31, 2019:
Shares sold	204,018	$1,392,468
Shares issued in reinvestment of dividends and distributions	3,698	25,648
Shares reacquired	(24,596)	(169,687)

Net increase (decrease) in shares outstanding	183,120	$1,248,429

194

Class R6	Shares	Amount
Six months ended April 30, 2020:
Shares sold	91,617,074	$623,099,220
Shares issued in reinvestment of dividends and distributions	7,920,049	54,411,696
Shares reacquired	(33,363,958)	(222,723,769)

Net increase (decrease) in shares outstanding before conversion	66,173,165	454,787,147
Shares issued upon conversion from other share class(es)	133,394	866,322
Shares reacquired upon conversion into other share class(es)	(22,992)	(160,246)

Net increase (decrease) in shares outstanding	66,283,567	$455,493,223

Year ended October 31, 2019:
Shares sold	74,822,385	$512,199,709
Shares issued in reinvestment of dividends and distributions	5,030,242	34,553,021
Shares reacquired	(38,842,656)	(264,431,285)

Net increase (decrease) in shares outstanding before conversion	41,009,971	282,321,445
Shares issued upon conversion from other share class(es)	150,984	1,023,277
Shares reacquired upon conversion into other share class(es)	(177,538)	(1,204,852)

Net increase (decrease) in shares outstanding	40,983,417	$282,139,870

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 – 10/1/2020

Total Commitment	$1,222,500,000*

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

*	Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

PGIM Global Total Return Fund	195

Notes to Financial Statements (unaudited) (continued)

The Fund utilized the SCA during the reporting period ended April 30, 2020. The average daily balance for the 3 days that the Fund had loans outstanding during the period was approximately $16,328,000, borrowed at a weighted average interest rate of 2.13%. The maximum loan outstanding amount during the period was $16,328,000. At April 30, 2020, the Fund did not have an outstanding loan amount.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Company’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of

196

factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk”. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the

PGIM Global Total Return Fund	197

Notes to Financial Statements (unaudited) (continued)

securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Mortgage-Backed and Other Asset-Backed Securities Risk: Mortgage-related securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. Asset-backed securities are another type of pass-through instruments that pays interest based upon the cash flow of an underlying pool of assets, such as automobile loans or credit card receivables. Asset-backed securities can also be collateralized by a portfolio of corporate bonds including junk bonds or other securities. The values of mortgage-backed and asset-backed securities vary with changes in interest rates and are particularly sensitive to prepayments (the risk is that the underlying debt instruments may be partially or wholly prepaid during periods of falling interest rates, which could require the Fund to reinvest in lower yielding debt instruments) or extensions (the risk is that rising interest rates may cause the underlying debt instruments to be repaid more slowly by the debtor, causing the value of the securities to fall). Asset-backed securities are also subject to liquidity risk.

Non-diversification Risk: A non-diversified Fund may invest a greater percentage of its assets in the securities of a single company or industry than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy,

198

and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

PGIM Global Total Return Fund	199

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,	Year Ended October 31,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.07	$6.36	$6.75	$6.64	$6.45	$6.88
Income (loss) from investment operations:
Net investment income (loss)	0.07	0.16	0.14	0.14	0.17	0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.36)	0.78	(0.31)	0.19	0.25	(0.37)
Total from investment operations	(0.29)	0.94	(0.17)	0.33	0.42	(0.20)
Less Dividends and Distributions:
Dividends from net investment income*	(0.11)	(0.23)	(0.22)	(0.13)	(0.12)	(0.04)
Tax return of capital distributions	-	-	-	(0.05)	(0.03)	(0.19)
Distributions from net realized gains	(0.17)	-	-	(0.04)	(0.08)	-
Total dividends and distributions	(0.28)	(0.23)	(0.22)	(0.22)	(0.23)	(0.23)
Net asset value, end of period	$6.50	$7.07	$6.36	$6.75	$6.64	$6.45
Total Return(b):	(4.17)%	15.05%	(2.65)%	5.12%	6.60%	(2.90)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$296,899	$216,708	$184,064	$174,732	$202,770	$157,404
Average net assets (000)	$264,874	$188,633	$187,975	$175,014	$169,299	$175,942
Ratios to average net assets(c)(d)(e):
Expenses after waivers and/or expense reimbursement	0.88% (f)	0.88%	0.88%	0.88%	0.97%	1.05%
Expenses before waivers and/or expense reimbursement	0.94% (f)	1.02%	1.02%	0.99%	1.14%	1.24%
Net investment income (loss)	2.13% (f)	2.40%	2.11%	2.12%	2.57%	2.50%
Portfolio turnover rate(g)	17%	37%	40%	75%	86%	95%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from 0.30% to 0.25% of the average daily net assets and the 0.05% contractual 12b-1 fee waiver was terminated.

(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

200

Class B Shares
	Six Months Ended April 30,	Year Ended October 31,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.07	$6.36	$6.74	$6.64	$6.44	$6.88
Income (loss) from investment operations:
Net investment income (loss)	0.05	0.11	0.09	0.09	0.12	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.36)	0.78	(0.30)	0.18	0.26	(0.38)
Total from investment operations	(0.31)	0.89	(0.21)	0.27	0.38	(0.26)
Less Dividends and Distributions:
Dividends from net investment income*	(0.09)	(0.18)	(0.17)	(0.10)	(0.08)	(0.03)
Tax return of capital distributions	-	-	-	(0.03)	(0.02)	(0.15)
Distributions from net realized gains	(0.17)	-	-	(0.04)	(0.08)	-
Total dividends and distributions	(0.26)	(0.18)	(0.17)	(0.17)	(0.18)	(0.18)
Net asset value, end of period	$6.50	$7.07	$6.36	$6.74	$6.64	$6.44
Total Return(b):	(4.67)%	14.20%	(3.23)%	4.20%	5.99%	(3.75)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$455	$1,114	$2,168	$3,212	$4,202	$4,660
Average net assets (000)	$823	$1,560	$2,885	$3,559	$4,457	$5,469
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.63% (e)	1.63%	1.63%	1.63%	1.72%	1.80%
Expenses before waivers and/or expense reimbursement	3.38% (e)	2.46%	2.37%	1.74%	1.89%	1.97%
Net investment income (loss)	1.45% (e)	1.70%	1.34%	1.39%	1.85%	1.77%
Portfolio turnover rate(f)	17%	37%	40%	75%	86%	95%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return Fund	201

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,	Year Ended October 31,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.06	$6.35	$6.73	$6.63	$6.44	$6.86
Income (loss) from investment operations:
Net investment income (loss)	0.05	0.11	0.09	0.09	0.12	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.36)	0.78	(0.30)	0.18	0.25	(0.36)
Total from investment operations	(0.31)	0.89	(0.21)	0.27	0.37	(0.24)
Less Dividends and Distributions:
Dividends from net investment income*	(0.09)	(0.18)	(0.17)	(0.10)	(0.08)	(0.03)
Tax return of capital distributions	-	-	-	(0.03)	(0.02)	(0.15)
Distributions from net realized gains	(0.17)	-	-	(0.04)	(0.08)	-
Total dividends and distributions	(0.26)	(0.18)	(0.17)	(0.17)	(0.18)	(0.18)
Net asset value, end of period	$6.49	$7.06	$6.35	$6.73	$6.63	$6.44
Total Return(b):	(4.54)%	14.21%	(3.24)%	4.19%	5.82%	(3.48)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$41,914	$37,486	$34,889	$31,509	$35,848	$29,427
Average net assets (000)	$41,337	$34,321	$36,335	$31,191	$30,873	$33,144
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.63% (e)	1.63%	1.63%	1.63%	1.72%	1.80%
Expenses before waivers and/or expense reimbursement	1.65% (e)	1.69%	1.73%	1.74%	1.89%	1.97%
Net investment income (loss)	1.39% (e)	1.65%	1.37%	1.39%	1.83%	1.76%
Portfolio turnover rate(f)	17%	37%	40%	75%	86%	95%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

202

Class Z Shares
	Six Months Ended April 30,	Year Ended October 31,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.11	$6.40	$6.78	$6.67	$6.47	$6.90
Income (loss) from investment operations:
Net investment income (loss)	0.08	0.18	0.16	0.15	0.18	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.36)	0.78	(0.31)	0.20	0.27	(0.36)
Total from investment operations	(0.28)	0.96	(0.15)	0.35	0.45	(0.18)
Less Dividends and Distributions:
Dividends from net investment income*	(0.12)	(0.25)	(0.23)	(0.15)	(0.14)	(0.05)
Tax return of capital distributions	-	-	-	(0.05)	(0.03)	(0.20)
Distributions from net realized gains	(0.17)	-	-	(0.04)	(0.08)	-
Total dividends and distributions	(0.29)	(0.25)	(0.23)	(0.24)	(0.25)	(0.25)
Net asset value, end of period	$6.54	$7.11	$6.40	$6.78	$6.67	$6.47
Total Return(b):	(4.16)%	15.25%	(2.25)%	5.35%	7.00%	(2.66)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,622,827	$1,254,507	$765,708	$390,194	$303,960	$115,119
Average net assets (000)	$1,517,892	$888,961	$648,173	$340,627	$153,146	$129,045
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.63% (e)	0.63%	0.63%	0.63%	0.72%	0.80%
Expenses before waivers and/or expense reimbursement	0.64% (e)	0.68%	0.71%	0.74%	0.89%	0.96%
Net investment income (loss)	2.38% (e)	2.61%	2.39%	2.35%	2.77%	2.73%
Portfolio turnover rate(f)	17%	37%	40%	75%	86%	95%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return Fund	203

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended April 30,	Year Ended October 31,	December 27, 2017(a) through October 31,
	2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$7.16	$6.44	$6.90
Income (loss) from investment operations:
Net investment income (loss)	0.06	0.15	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.36)	0.79	(0.38)
Total from investment operations	(0.30)	0.94	(0.29)
Less Dividends and Distributions:
Dividends from net investment income*	(0.11)	(0.22)	(0.17)
Distributions from net realized gains	(0.17)	-	-
Total dividends and distributions	(0.28)	(0.22)	(0.17)
Net asset value, end of period	$6.58	$7.16	$6.44
Total Return(c):	(4.33)%	14.81%	(4.24)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,994	$185	$10
Average net assets (000)	$2,840	$78	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.08% (e)	1.08%	1.08% (e)
Expenses before waivers and/or expense reimbursement	1.43% (e)	19.82%	236.32% (e)
Net investment income (loss)	1.91% (e)	2.11%	1.67% (e)
Portfolio turnover rate(f)	17%	37%	40%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

204

Class R4 Shares
	Six Months Ended April 30,	Year Ended October 31,	December 27, 2017(a) through October 31,
	2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$7.16	$6.45	$6.90
Income (loss) from investment operations:
Net investment income (loss)	0.07	0.16	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.35)	0.79	(0.38)
Total from investment operations	(0.28)	0.95	(0.26)
Less Dividends and Distributions:
Dividends from net investment income*	(0.12)	(0.24)	(0.19)
Distributions from net realized gains	(0.17)	-	-
Total dividends and distributions	(0.29)	(0.24)	(0.19)
Net asset value, end of period	$6.59	$7.16	$6.45
Total Return(c):	(4.22)%	14.92%	(3.88)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,941	$1,453	$127
Average net assets (000)	$2,662	$804	$33
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.83% (e)	0.83%	0.83% (e)
Expenses before waivers and/or expense reimbursement	1.27% (e)	2.63%	70.94% (e)
Net investment income (loss)	2.17% (e)	2.34%	2.23% (e)
Portfolio turnover rate(f)	17%	37%	40%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return Fund	205

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,	Year Ended October 31,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.16	$6.44	$6.82	$6.72	$6.53	$6.97
Income (loss) from investment operations:
Net investment income (loss)	0.08	0.18	0.16	0.16	0.19	0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.36)	0.80	(0.30)	0.18	0.26	(0.36)
Total from investment operations	(0.28)	0.98	(0.14)	0.34	0.45	(0.19)
Less Dividends and Distributions:
Dividends from net investment income*	(0.13)	(0.26)	(0.24)	(0.15)	(0.15)	(0.05)
Tax return of capital distributions	-	-	-	(0.05)	(0.03)	(0.20)
Distributions from net realized gains	(0.17)	-	-	(0.04)	(0.08)	-
Total dividends and distributions	(0.30)	(0.26)	(0.24)	(0.24)	(0.26)	(0.25)
Net asset value, end of period	$6.58	$7.16	$6.44	$6.82	$6.72	$6.53
Total Return(b):	(3.94)%	15.25%	(2.19)%	5.21%	6.90%	(2.71)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,483,963	$1,139,781	$761,927	$460,700	$61,713	$27,141
Average net assets (000)	$1,341,865	$925,868	$636,670	$271,620	$40,135	$19,157
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.54% (e)	0.56%	0.58%	0.58%	0.59%	0.72%
Expenses before waivers and/or expense reimbursement	0.54% (e)	0.56%	0.58%	0.59%	0.76%	0.82%
Net investment income (loss)	2.48% (e)	2.67%	2.39%	2.33%	2.86%	2.64%
Portfolio turnover rate(f)	17%	37%	40%	75%	86%	95%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

206

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Fund’s Board of Directors (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Fund’s Board.

At a meeting of the Board of Directors on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from the inception of the Fund’s program on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Global Total Return Fund	207

Supplement dated December 18, 2019

to the Currently Effective Summary Prospectus, Prospectus

and Statement of Additional Information of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

The Board of Directors/Trustees for each Fund listed below has approved the conversion of all issued and outstanding Class B shares of the Funds to Class A shares of the same Fund, effective on or about June 26, 2020.

As a result, effective on or about the close of business on June 26, 2020, all of the issued and outstanding Class B shares of a Fund will be converted into Class A shares of that Fund with the same relative aggregate net asset value as the Class B shares held immediately prior to the conversion. Class A shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than Class B shares. No sales load, fee, or other charge will be imposed on the conversion of these shares. Class A shares are not subject to the contingent deferred sales charge (if any) currently charged on the redemption of Class B shares. Please refer to your Fund’s Prospectus for more information regarding Class A shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

LR1263

The Prudential Investment Portfolios, Inc.

PGIM Balanced Fund

PGIM Jennison Focused Value Fund

PGIM Jennison Growth Fund

Prudential Investment Portfolios 3

PGIM Jennison Focused Growth Fund

PGIM QMA Large-Cap Value Fund

PGIM Real Assets Fund

Prudential Investment Portfolios 4

PGIM Muni High Income Fund

Prudential Investment Portfolios 5

PGIM Jennison Diversified Growth Fund

Prudential Investment Portfolios 6

PGIM California Muni Income Fund

Prudential Investment Portfolios 7

PGIM Jennison Value Fund

Prudential Investment Portfolios 9

PGIM QMA Large-Cap Core Equity Fund

Prudential Investment Portfolios, Inc. 10

PGIM Jennison Global Equity Income Fund

PGIM QMA Mid-Cap Value Fund

Prudential Investment Portfolios 12

PGIM Global Real Estate Fund

PGIM US Real Estate Fund

Prudential Investment Portfolios, Inc. 14

PGIM Government Income Fund

Prudential Investment Portfolios, Inc. 15

PGIM High Yield Fund

Prudential Investment Portfolios 16

PGIM Income Builder Fund

Prudential Investment Portfolios, Inc. 17

PGIM Total Return Bond Fund

Prudential Investment Portfolios 18

PGIM Jennison 20/20 Focus Fund

Prudential Global Total Return Fund, Inc.

PGIM Global Total Return Fund

Prudential Jennison Blend Fund, Inc.

PGIM Jennison Blend Fund

Prudential Jennison Mid-Cap Growth Fund, Inc.

PGIM Jennison Mid-Cap Growth Fund

Prudential Jennison Natural Resources Fund, Inc.

PGIM Jennison Natural Resources Fund

Prudential Jennison Small Company Fund, Inc.

PGIM Jennison Small Company Fund

Prudential Government Money Market Fund, Inc.

PGIM Government Money Market Fund

Prudential National Muni Fund, Inc.

PGIM National Muni Fund

Prudential Sector Funds, Inc.

PGIM Jennison Financial Services Fund

PGIM Jennison Health Sciences Fund

PGIM Jennison Utility Fund

Prudential Short-Term Corporate Bond Fund, Inc.

PGIM Short-Term Corporate Bond Fund

Prudential World Fund, Inc.

PGIM QMA International Equity Fund

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655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Global Total Return Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM GLOBAL TOTAL RETURN FUND

SHARE CLASS	A	B	C	Z	R2	R4	R6
NASDAQ	GTRAX	PBTRX	PCTRX	PZTRX	PGTOX	PGTSX	PGTQX
CUSIP	74439A103	74439A202	74439A301	74439A400	74439A863	74439A855	74439A509

MF169E2

PGIM GLOBAL TOTAL RETURN (USD HEDGED) FUND

SEMIANNUAL REPORT

APRIL 30, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Global Total Return (USD Hedged) Fund informative and useful. The report covers performance for the six-month period ended April 30, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Global Total Return (USD Hedged) Fund

June 15, 2020

PGIM Global Total Return (USD Hedged) Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 4/30/20 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Class A	–1.40	3.45	3.37 (12/12/17)
Class C	–1.87	5.06	4.00 (12/12/17)
Class Z	–1.38	7.10	5.03 (12/12/17)
Class R6	–1.25	7.28	5.14 (12/12/17)
Bloomberg Barclays Global Aggregate (USD Hedged) Index
	2.76	8.25	5.49

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	3.25% of the public offering price.	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	For purchases on or after July 15, 2019: 1.00% on sales of $500,000 or more made within 12 months of purchase. For purchases prior to July 15, 2019: 1.00% on sales of $1 million or more made within 12 months of purchase.	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definitions

Bloomberg Barclays Global Aggregate (USD Hedged) Index—The Bloomberg Barclays Global Aggregate (USD Hedged) Index is an unmanaged index of global investment-grade fixed income markets. The three major components of this index are the US Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. Returns for the index are hedged to the US dollar.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

PGIM Global Total Return (USD Hedged) Fund	5

Your Fund’s Performance (continued)

Distributions and Yields as of 4/30/20
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.37	2.23	0.79
Class C	0.33	1.57	–30.69
Class Z	0.38	2.54	1.67
Class R6	0.38	2.60	1.90

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Credit Quality expressed as a percentage of total investments as of 4/30/20 (%)
AAA	22.2
AA	10.1
A	19.8
BBB	29.2
BB	10.1
B	3.8
CCC	0.7
CC	0.1
Not Rated	7.2
Cash/Cash Equivalents	–3.2
Total	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2020. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Global Total Return (USD Hedged) Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Global Total Return (USD Hedged) Fund		Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$986.00	0.88%	$4.35
	Hypothetical	$1,000.00	$1,020.49	0.88%	$4.42
Class C	Actual	$1,000.00	$981.30	1.63%	$8.03
	Hypothetical	$1,000.00	$1,016.76	1.63%	$8.17
Class Z	Actual	$1,000.00	$986.20	0.63%	$3.11
	Hypothetical	$1,000.00	$1,021.73	0.63%	$3.17
Class R6	Actual	$1,000.00	$987.50	0.58%	$2.87
	Hypothetical	$1,000.00	$1,021.98	0.58%	$2.92

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2020, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 101.3%

ASSET-BACKED SECURITIES 17.9%

Cayman Islands 13.5%
Bain Capital Credit CLO, Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)	2.003	%(c)	04/23/31	250	$239,336
BlueMountain CLO Ltd., Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)	3.005	(c)	08/20/32	250	231,068
Brookside Mill CLO Ltd., Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	2.485	(c)	01/17/28	250	223,745
Carlyle Global Market Strategies CLO Ltd., Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	2.105	(c)	04/17/31	249	234,822
CBAM Ltd., Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)	2.495	(c)	10/20/32	250	235,889
Cent CLO Ltd., Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.790	(c)	04/30/31	250	239,563
Greenwood Park CLO Ltd., Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)	2.229	(c)	04/15/31	250	239,877
Greywolf CLO Ltd., Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	2.021	(c)	04/26/31	750	713,911
HPS Loan Management Ltd., Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	3.122	(c)	07/22/32	250	239,472
Madison Park Funding Ltd., Series 2016-21A, Class A1AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	2.569	(c)	10/15/32	250	240,678
MidOcean Credit CLO, Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	2.845	(c)	02/20/31	250	237,641
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	3.345	(c)	02/20/31	250	230,073
Octagon Investment Partners 45 Ltd., Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	2.549	(c)	10/15/32	500	476,865
OZLM Ltd., Series 2014-06A, Class A2AS, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)	2.885	(c)	04/17/31	250	228,034

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Cayman Islands (cont’d.)
Telos CLO Ltd., Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	2.375	%(c)	01/17/30		249	$235,053
TICP CLO Ltd., Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)	2.435	(c)	07/20/27		250	226,871
Tryon Park CLO Ltd., Series 2013-01A, Class A2R, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	2.719	(c)	04/15/29		250	230,801
Voya CLO Ltd., Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	1.961	(c)	04/25/31		250	240,015

						4,943,714

Ireland 0.7%
Armada Euro CLO DAC, Series 02A, Class A3, 144A	1.500		11/15/31	EUR	250	269,082

Spain 0.3%
TFS, Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900	(c)	04/16/23	EUR	122	119,827

United States 3.4%
Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	2.762	(c)	05/17/31		250	238,847
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960		10/13/30		100	112,685
Lendmark Funding Trust,
Series 2019-01A, Class A, 144A	3.000		12/20/27		100	89,859
Series 2019-02A, Class A, 144A	2.780		04/20/28		200	177,989
OneMain Direct Auto Receivables Trust, Series 2019-01A, Class A, 144A	3.630		09/14/27		100	103,284
Oportun Funding LLC, Series 2018-A, Class A, 144A	3.610		03/08/24		250	233,459
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	3.337	(c)	02/25/23		100	83,697
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	3.137	(c)	08/25/25		100	82,810

See Notes to Financial Statements.

10

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

United States (cont’d.)
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	3.287	%(c)	06/25/24		120	$97,824

						1,220,454

TOTAL ASSET-BACKED SECURITIES (cost $6,894,928)						6,553,077

COMMERCIAL MORTGAGE-BACKED SECURITIES 6.5%

Canada 0.1%
Real Estate Asset Liquidity Trust, Series 2020-01A, Class A1, 144A	2.381	(cc)	02/12/55	CAD	25	18,123

United States 6.4%
BANK,
Series 2018-BN10, Class A4	3.428		02/15/61		250	269,565
Series 2020-BN26, Class A3	2.155		03/15/63		200	197,518
Benchmark Mortgage Trust,
Series 2018-B01, Class A3	3.355		01/15/51		175	183,947
Series 2018-B02, Class A3	3.544		02/15/51		200	213,209
Series 2020-B17, Class A4	2.042		03/15/53		75	73,976
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.814	(c)	10/15/36		96	89,410
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	3.114	(c)	10/15/36		95	87,947
Series 2020-BXLP, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.814	(c)	12/15/36		100	93,563
Citigroup Commercial Mortgage Trust, Series 2018-B02, Class A3	3.744		03/10/51		150	165,247
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.964	(c)	05/15/36		100	92,349
FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class X1, IO	0.793	(cc)	11/25/25		4,546	137,365
GS Mortgage Securities Trust, Series 2018-GS09, Class A3	3.727		03/10/51		125	136,515
MKT Mortgage Trust, Series 2020-525M, Class F, 144A	2.941	(cc)	02/12/40		100	81,848

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)
UBS Commercial Mortgage Trust, Series 2018-C08, Class A3	3.720%		02/15/51			250	$266,871
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A3	2.684		10/15/49			250	256,690

							2,346,020

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,317,795)							2,364,143

CORPORATE BONDS 33.9%

Canada 0.9%
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.500		12/01/24			25	16,644
Sr. Unsec’d. Notes, 144A	7.500		03/15/25			25	16,223
Sr. Unsec’d. Notes, 144A	7.875		04/15/27			40	26,349
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., Gtd. Notes, 144A	4.875		02/15/30			35	28,859
Hydro-Quebec, Local Gov’t. Gtd. Notes, Series HK	9.375		04/15/30			150	260,401

							348,476

China 1.2%
Aircraft Finance Co. Ltd., Sr. Sec’d. Notes, Series B	4.100		03/29/26			200	212,908
CNAC HK Finbridge Co. Ltd., Gtd. Notes	1.750		06/14/22		EUR	100	107,200
Sinopec Group Overseas Development 2015 Ltd., Gtd. Notes	1.000		04/28/22		EUR	100	109,795

							429,903

France 2.1%
BNP Paribas SA, Sr. Unsec’d. Notes, 144A, MTN	3.052	(ff)	01/13/31			200	200,491
Credit Agricole Assurances SA, Sub. Notes	4.250	(ff)	—	(rr)	EUR	100	117,855
Loxam SAS, Sr. Sub. Notes	5.750		07/15/27		EUR	120	92,085

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

France (cont’d.)
SNCF Reseau, Sr. Unsec’d. Notes	4.700%		06/01/35		CAD	100	$95,970
Societe Generale SA, Sr. Unsec’d. Notes, 144A, MTN	3.875		03/28/24			255	266,590

							772,991

Germany 1.5%
BMW US Capital LLC, Gtd. Notes, 144A	3.800		04/06/23			170	177,194
Deutsche Bahn Finance GMBH, Gtd. Notes, MTN	3.800		09/27/27		AUD	100	74,565
Deutsche Bank AG, Sr. Unsec’d. Notes	4.250		02/04/21			200	200,653
Volkswagen International Finance NV, Gtd. Notes	2.700	(ff)	—	(rr)	EUR	100	105,063

							557,475

Hong Kong 0.3%
HKT Capital No 3 Ltd., Gtd. Notes	1.650		04/10/27		EUR	100	111,894

Indonesia 0.3%
Perusahaan Listrik Negara PT, Sr. Unsec’d. Notes, 144A	1.875		11/05/31		EUR	100	94,954

Italy 1.2%
Assicurazioni Generali SpA, Sub. Notes, EMTN	5.500	(ff)	10/27/47		EUR	100	122,748
Intesa Sanpaolo SpA, Sr. Unsec’d. Notes, 144A	3.375		01/12/23			200	200,079
Rossini Sarl, Sr. Sec’d. Notes, 144A	6.750		10/30/25		EUR	100	115,549

							438,376

Kazakhstan 0.3%
Kazakhstan Temir Zholy National Co. JSC,
Gtd. Notes	3.250		12/05/23		CHF	50	51,615
Gtd. Notes	3.638		06/20/22		CHF	50	51,475

							103,090

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Luxembourg 0.6%
ARD Finance SA, Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000%		06/30/27	EUR	100	$99,186
Matterhorn Telecom SA, Sr. Sec’d. Notes	3.125		09/15/26	EUR	100	107,460

						206,646

Mexico 0.9%
Petroleos Mexicanos,
Gtd. Notes	3.625		11/24/25	EUR	300	259,780
Gtd. Notes, EMTN	3.750		04/16/26	EUR	100	86,329

						346,109

Netherlands 0.4%
Nederlandse Waterschapsbank NV, Sr. Unsec’d. Notes, MTN	3.400		07/22/25	AUD	200	145,360

Norway 0.4%
Equinor ASA, Gtd. Notes	2.875		04/06/25		150	157,550

Peru 0.5%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	1.963	(s)	06/02/25		184	168,605

Russia 0.5%
Gazprom PJSC Via Gaz Capital SA, Sr. Unsec’d. Notes	4.250		04/06/24	GBP	100	127,979
Russian Railways Via RZD Capital PLC, Sr. Unsec’d. Notes	0.898		10/03/25	CHF	50	49,566

						177,545

Spain 0.3%
Adif-Alta Velocidad, Sr. Unsec’d. Notes, EMTN	1.875		01/28/25	EUR	100	117,138

Supranational Bank 0.2%
European Investment Bank, Sr. Unsec’d. Notes, 144A, EMTN	5.400		01/05/45	CAD	50	59,108

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Switzerland 1.3%
Credit Suisse Group AG, Sr. Unsec’d. Notes, 144A	2.593	%(ff)	09/11/25		250	$249,862
UBS Group AG, Sr. Unsec’d. Notes, 144A	4.125		09/24/25		200	219,631

						469,493

United Arab Emirates 0.4%
First Abu Dhabi Bank PJSC, Sr. Unsec’d. Notes, EMTN	4.800		06/01/21	CNH	1,000	144,962

United Kingdom 1.7%
Barclays PLC, Sr. Unsec’d. Notes	3.932	(ff)	05/07/25		200	208,918
BAT Capital Corp., Gtd. Notes	2.789		09/06/24		200	204,400
DS Smith PLC, Sr. Unsec’d. Notes, EMTN	0.875		09/12/26	EUR	100	100,611
eG Global Finance PLC, Sr. Sec’d. Notes, 144A	6.250		10/30/25	EUR	100	98,816

						612,745

United States 18.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A	4.050		11/21/39		50	55,490
Sr. Unsec’d. Notes, 144A	4.250		11/21/49		50	57,468
AMC Entertainment Holdings, Inc.,
Gtd. Notes	5.750		06/15/25		25	5,697
Gtd. Notes	5.875		11/15/26		50	11,141
American Axle & Manufacturing, Inc., Gtd. Notes	6.500		04/01/27		50	37,682
American International Group, Inc., Sr. Unsec’d. Notes	1.875		06/21/27	EUR	100	111,879
Anthem, Inc., Sr. Unsec’d. Notes	2.875		09/15/29		100	104,043
Aramark Services, Inc., Gtd. Notes, 144A	6.375		05/01/25		40	41,597
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000		11/01/26		25	14,215
Sr. Unsec’d. Notes, 144A	10.000		04/01/22		25	19,420

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	9.875%		04/01/27		50	$48,100
AT&T, Inc.,
Sr. Unsec’d. Notes	4.550		03/09/49		60	68,617
Sr. Unsec’d. Notes	4.750		05/15/46		85	97,324
Bank of America Corp.,
Jr. Sub. Notes, Series MM	4.300	(ff)	—	(rr)	110	98,904
Sr. Unsec’d. Notes, MTN	2.884	(ff)	10/22/30		170	176,199
Sr. Unsec’d. Notes, MTN	3.194	(ff)	07/23/30		85	90,704
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500		01/31/27		10	11,019
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.250		01/30/30		25	24,733
Gtd. Notes, 144A	7.250		05/30/29		10	10,689
Sr. Sec’d. Notes, 144A	5.750		08/15/27		5	5,279
Beazer Homes USA, Inc.,
Gtd. Notes	6.750		03/15/25		50	43,308
Gtd. Notes	7.250		10/15/29		20	15,524
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.125		05/15/29		65	65,070
Broadcom, Inc.,
Gtd. Notes, 144A	3.125		04/15/21		55	55,349
Gtd. Notes, 144A	3.125		10/15/22		45	46,640
Gtd. Notes, 144A	4.700		04/15/25		65	71,591
Calpine Corp.,
Sr. Unsec’d. Notes	5.750		01/15/25		50	50,099
Sr. Unsec’d. Notes, 144A	5.125		03/15/28		50	48,740
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.000		02/01/28		75	77,312
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.800		04/01/31		45	45,147
Sr. Sec’d. Notes	4.800		03/01/50		35	39,606
Sr. Sec’d. Notes	6.384		10/23/35		100	128,925
Chemours Co. (The), Gtd. Notes	7.000		05/15/25		50	47,017
Cigna Corp., Sr. Unsec’d. Notes	2.400		03/15/30		25	25,212
Citigroup, Inc., Sr. Unsec’d. Notes	3.106	(ff)	04/08/26		300	313,975
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A	9.250		02/15/24		71	59,054

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
CNA Financial Corp., Sr. Unsec’d. Notes	3.900%		05/01/29			100	$103,469
CVS Health Corp., Sr. Unsec’d. Notes	4.300		03/25/28			10	11,257
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	6.500		06/01/26			50	46,214
Dana, Inc., Sr. Unsec’d. Notes	5.375		11/15/27			25	22,138
DH Europe Finance II Sarl,
Gtd. Notes	0.200		03/18/26		EUR	100	106,971
Gtd. Notes	0.450		03/18/28		EUR	100	106,327
Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A	6.625		08/15/27			45	24,685
Discovery Communications LLC, Gtd. Notes	4.900		03/11/26			100	110,434
DISH DBS Corp., Gtd. Notes	7.750		07/01/26			50	49,250
DXC Technology Co., Sr. Unsec’d. Notes	4.125		04/15/25			50	50,363
Eldorado Resorts, Inc., Gtd. Notes	6.000		04/01/25			75	72,164
Embarq Corp., Sr. Unsec’d. Notes	7.995		06/01/36			100	104,504
Energizer Gamma Acquisition BV, Gtd. Notes	4.625		07/15/26		EUR	100	109,037
Energy Transfer Operating LP, Gtd. Notes	5.000		05/15/50			45	39,986
Jr. Sub. Notes, Series G	7.125	(ff)	—	(rr)		100	79,662
Enterprise Products Operating LLC,
Gtd. Notes	3.700		01/31/51			15	14,228
Gtd. Notes	3.950		01/31/60			15	13,966
Everi Payments, Inc., Gtd. Notes, 144A	7.500		12/15/25			19	15,583
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.500		05/21/27		EUR	100	113,293
Goldman Sachs Group, Inc. (The), Sub. Notes	4.750		10/12/21		EUR	150	171,399
HCA, Inc., Sr. Sec’d. Notes	5.250		04/15/25			100	111,299
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250		02/15/26			75	63,667

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A	6.500%		04/15/29		25	$26,500
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	2.083	(ff)	04/22/26		450	456,087
Sr. Unsec’d. Notes	3.702	(ff)	05/06/30		65	71,791
Kraft Heinz Foods Co., Gtd. Notes	3.000		06/01/26		100	99,736
Liberty Mutual Group, Inc., Gtd. Notes	2.750		05/04/26	EUR	100	114,628
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	1.349		09/21/26	EUR	100	110,323
Medtronic Global Holdings SCA,
Gtd. Notes	1.000		07/02/31	EUR	100	113,590
Gtd. Notes	1.125		03/07/27	EUR	100	114,991
Michaels Stores, Inc., Gtd. Notes, 144A	8.000		07/15/27		25	17,431
Morgan Stanley,
Sr. Unsec’d. Notes	3.625		01/20/27		95	103,366
Sr. Unsec’d. Notes, EMTN	1.342	(ff)	10/23/26	EUR	100	111,598
Sr. Unsec’d. Notes, MTN	2.188	(ff)	04/28/26		100	101,118
MPLX LP, Sr. Unsec’d. Notes	4.000		03/15/28		25	23,715
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	6.000		01/15/27		35	30,099
Gtd. Notes, 144A	8.125		07/15/23		40	38,405
Newell Brands, Inc., Sr. Unsec’d. Notes	4.700		04/01/26		100	101,189
NRG Energy, Inc., Gtd. Notes	5.750		01/15/28		53	57,241
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	2.600		08/13/21		15	14,040
Sr. Unsec’d. Notes	2.700		08/15/22		25	21,735
ONEOK, Inc., Gtd. Notes	4.450		09/01/49		120	91,903
Phillips 66, Gtd. Notes	3.700		04/06/23		15	15,499
Range Resources Corp., Gtd. Notes, 144A	9.250		02/01/26		50	40,921
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Sr. Sec’d. Notes, 144A	5.125		07/15/23		50	50,232

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.500%	11/01/23		50	$44,212
Gtd. Notes	5.625	12/01/25		25	20,646
Scientific Games International, Inc., Gtd. Notes	6.625	05/15/21		50	44,717
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26		25	27,128
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		50	70,277
Stryker Corp., Sr. Unsec’d. Notes	2.625	11/30/30	EUR	100	124,899
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		50	48,198
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28		50	33,879
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	6.000	09/01/23		50	48,401
Gtd. Notes, 144A	6.625	07/15/27		25	22,884
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A	5.125	11/01/27		50	49,655
Sr. Unsec’d. Notes	6.750	06/15/23		25	24,962
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/40		30	33,819
Sr. Sec’d. Notes, 144A	4.500	04/15/50		40	46,287
U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24		50	47,189
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33		25	21,156
United Rentals North America, Inc.,
Gtd. Notes	5.250	01/15/30		60	60,147
Gtd. Notes	5.500	05/15/27		100	101,022
Vistra Operations Co. LLC, Gtd. Notes, 144A	5.000	07/31/27		45	45,941
Welltower, Inc., Sr. Unsec’d. Notes	3.100	01/15/30		70	66,440
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	3.600	03/15/22		100	101,316

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes	1.414%		12/13/22	EUR	100	$108,947
Sr. Unsec’d. Notes	3.550		03/20/30		45	46,184

						6,927,109

TOTAL CORPORATE BONDS (cost $12,759,943)						12,389,529

RESIDENTIAL MORTGAGE-BACKED SECURITIES 1.6%

Bermuda 0.2%
Bellemeade Re Ltd., Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	2.087	(c)	04/25/28		93	89,455

United States 1.4%
Credit Suisse Mortgage Trust, Series 2020-WL01, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)^	2.347	(c)	12/25/59		85	84,868
GCAT LLC, Series 2019-04, Class A1, 144A	3.228		11/26/49		186	167,250
GS Mortgage-Backed Securities Trust, Series 2019-SL01, Class A1, 144A	2.625	(cc)	01/25/59		78	77,122
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	3.858		09/25/59		95	90,471
Series 2020-GS01, Class A1, 144A	2.882		10/25/59		98	92,406

						512,117

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $633,705)						601,572

SOVEREIGN BONDS 38.2%

Argentina 0.3%
Argentine Republic Government International Bond, Sr. Unsec’d. Notes	7.820		12/31/33	EUR	310	107,259

Austria 0.5%
Republic of Austria Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	5.375		12/01/34	CAD	160	169,138

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Brazil 2.1%
Brazil Loan Trust 1, Gov’t. Gtd. Notes	5.477%	07/24/23		101	$101,691
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		680	679,738

					781,429

Bulgaria 0.3%
Bulgaria Government International Bond, Sr. Unsec’d. Notes, EMTN	3.125	03/26/35	EUR	100	128,034

Canada 0.2%
City of Montreal Canada, Unsec’d. Notes	3.000	09/01/27	CAD	100	79,046

Chile 0.3%
Chile Government International Bond, Sr. Unsec’d. Notes	1.440	02/01/29	EUR	115	126,710

China 0.4%
Export-Import Bank of China (The), Sr. Unsec’d. Notes	4.400	05/14/24	CNH	1,000	150,534

Colombia 2.1%
Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000	01/30/30		200	181,406
Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	500	572,659

					754,065

Croatia 1.2%
Croatia Government International Bond,
Sr. Unsec’d. Notes	1.125	06/19/29	EUR	200	203,280
Sr. Unsec’d. Notes	6.000	01/26/24		200	223,110

					426,390

Cyprus 1.6%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	2.750	06/27/24	EUR	225	261,238
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	200	233,136

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Cyprus (cont’d.)
Cyprus Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	2.750%		05/03/49	EUR	30	$35,150
Sr. Unsec’d. Notes, EMTN	4.250		11/04/25	EUR	50	62,170

						591,694

Dominican Republic 0.2%
Dominican Republic International Bond, Sr. Unsec’d. Notes	5.950		01/25/27		100	90,371

Greece 2.0%
Hellenic Republic Government Bond,
Bonds	3.650	(cc)	02/24/34	EUR	48	62,320
Bonds	3.650	(cc)	02/24/35	EUR	21	27,202
Bonds	3.650	(cc)	02/24/37	EUR	440	577,770
Hellenic Republic Government International Bond, Sr. Unsec’d. Notes	5.200		07/17/34	EUR	50	69,927

						737,219

Hungary 0.4%
Hungary Government International Bond,
Sr. Unsec’d. Notes	1.750		10/10/27	EUR	100	111,583
Sr. Unsec’d. Notes	4.300		12/19/21	CNH	300	43,458

						155,041

Indonesia 2.3%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900		02/14/27	EUR	100	97,641
Sr. Unsec’d. Notes	1.450		09/18/26	EUR	100	102,136
Sr. Unsec’d. Notes	1.750		04/24/25	EUR	200	210,403
Sr. Unsec’d. Notes	3.375		07/30/25	EUR	100	113,968
Sr. Unsec’d. Notes, EMTN	2.625		06/14/23	EUR	100	110,208
Sr. Unsec’d. Notes, EMTN	4.125		01/15/25		200	209,095

						843,451

See Notes to Financial Statements.

22

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Israel 0.9%
Israel Government International Bond,
Sr. Unsec’d. Notes	2.750%		07/03/30		200	$209,911
Sr. Unsec’d. Notes, EMTN	1.500		01/18/27	EUR	100	114,524

						324,435

Italy 3.7%
Italy Buoni Poliennali Del Tesoro,
Bonds, 144A	2.800		03/01/67	EUR	105	118,013
Sr. Unsec’d. Notes, 144A	1.450		03/01/36	EUR	120	120,271
Sr. Unsec’d. Notes, 144A	3.350		03/01/35	EUR	250	316,720
Repubic of Italy Government International Bond Strips Coupon, Sr. Unsec’d. Notes	1.737	(s)	02/20/31	EUR	85	74,277
Republic of Italy Government International Bond, Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 7.000%, Floor 2.000%)	2.000	(c)	06/15/20	EUR	100	109,597
Sr. Unsec’d. Notes, EMTN	5.345		01/27/48	EUR	50	80,876
Sr. Unsec’d. Notes, EMTN	6.000		08/04/28	GBP	60	92,570
Sr. Unsec’d. Notes, MTN	5.125		07/31/24	EUR	350	442,694

						1,355,018

Japan 0.6%
Japan Government Thirty Year Bond, Sr. Unsec’d. Notes, Series 63	0.400		06/20/49	JPY	5,000	46,318
Japan Government Twenty Year Bond, Bonds, Series 169	0.300		06/20/39	JPY	10,000	93,183
Sr. Unsec’d. Notes, Series 168	0.400		03/20/39	JPY	10,000	94,914

						234,415

Kazakhstan 0.3%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	2.375		11/09/28	EUR	115	125,418

Lithuania 0.6%
Lithuania Government International Bond, Sr. Unsec’d. Notes	6.125		03/09/21		200	207,822

Malaysia 0.3%
Malaysia Government Bond, Sr. Unsec’d. Notes, Series 314	4.048		09/30/21	MYR	457	108,765

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Mexico 1.3%
Mexico Government International Bond,
Sr. Unsec’d. Notes	2.875%	04/08/39	EUR	200	$182,520
Sr. Unsec’d. Notes, EMTN	1.750	04/17/28	EUR	100	97,804
Sr. Unsec’d. Notes, EMTN	6.750	02/06/24	GBP	150	208,603

					488,927

New Zealand 0.6%
New Zealand Local Government Funding Agency Bond,
Gov’t. Gtd. Notes	3.500	04/14/33	NZD	100	72,590
Gov’t. Gtd. Notes	4.500	04/15/27	NZD	200	150,600

					223,190

Panama 0.6%
Panama Government International Bond, Sr. Unsec’d. Notes	3.875	03/17/28		200	215,746

Peru 1.2%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.392	01/23/26		85	86,528
Sr. Unsec’d. Notes	2.750	01/30/26	EUR	300	354,234

					440,762

Poland 1.2%
Republic of Poland Government International Bond, Sr. Unsec’d. Notes	5.000	03/23/22		400	427,378

Portugal 2.6%
Portugal Government International Bond, Sr. Unsec’d. Notes	4.090	06/03/22	CNH	600	86,838
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	2.250	04/18/34	EUR	50	63,409
Sr. Unsec’d. Notes, 144A	3.875	02/15/30	EUR	340	480,439
Sr. Unsec’d. Notes, 144A	4.100	04/15/37	EUR	195	307,594

					938,280

Qatar 0.6%
Qatar Government International Bond, Sr. Unsec’d. Notes, 144A	3.400	04/16/25		200	212,808

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Romania 0.6%
Romanian Government International Bond,
Sr. Unsec’d. Notes, EMTN	3.500%	04/03/34	EUR	50	$53,013
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	108,993
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	50	47,435

					209,441

Russia 0.6%
Russian Foreign Bond - Eurobond, Sr. Unsec’d. Notes	2.875	12/04/25	EUR	200	234,325

Saudi Arabia 0.9%
Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A	2.000	07/09/39	EUR	125	125,392
Sr. Unsec’d. Notes, EMTN	2.875	03/04/23		200	204,920

					330,312

Senegal 0.3%
Senegal Government International Bond, Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	100	95,040

Serbia 1.1%
Serbia International Bond,
Sr. Unsec’d. Notes	7.250	09/28/21		200	209,496
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	200	189,519

					399,015

Spain 3.3%
Instituto de Credito Oficial, Gov’t. Gtd. Notes, GMTN	0.963	09/22/22	SEK	1,000	104,126
Spain Government Bond, Bonds, 144A	5.150	10/31/28	EUR	200	301,610
Sr. Unsec’d. Notes, 144A	0.500	04/30/30	EUR	35	37,528
Sr. Unsec’d. Notes, 144A	1.850	07/30/35	EUR	270	329,305
Sr. Unsec’d. Notes, 144A	3.450	07/30/66	EUR	60	103,781
Unsec’d. Notes, 144A	1.300	10/31/26	EUR	160	186,021
Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	100	160,151

					1,222,522

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Sweden 0.3%
Svensk Exportkredit AB, Sr. Unsec’d. Notes, EMTN	0.500%	03/15/22	ZAR	2,000	$97,860

Turkey 0.6%
Turkey Government International Bond,
Sr. Unsec’d. Notes	5.200	02/16/26	EUR	100	104,762
Sr. Unsec’d. Notes, EMTN	3.250	06/14/25	EUR	100	98,079

					202,841

Ukraine 0.8%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	6.750	06/20/26	EUR	200	194,227
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	100	84,475

					278,702

United Arab Emirates 0.6%
Abu Dhabi Government International Bond, Sr. Unsec’d. Notes	2.500	10/11/22		200	204,197

United Kingdom 0.4%
United Kingdom Gilt,
Bonds	1.750	01/22/49	GBP	35	57,852
Bonds	3.250	01/22/44	GBP	40	80,019

					137,871

Uruguay 0.3%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.375	10/27/27		39	43,049
Sr. Unsec’d. Notes	4.375	01/23/31		63	68,814

					111,863

TOTAL SOVEREIGN BONDS (cost $14,605,896)					13,967,334

U.S. GOVERNMENT AGENCY OBLIGATION 0.1%
Indonesia Government USAID Bond U.S. Gov’t. Gtd. Notes (cost $32,547)	9.300	07/01/20		32	32,775

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS 3.1%
U.S. Treasury Bonds(k)	2.750%	08/15/47	675	$900,070
U.S. Treasury Notes(k)	1.500	02/15/30	200	216,250

TOTAL U.S. TREASURY OBLIGATIONS (cost $865,744)				1,116,320

TOTAL LONG-TERM INVESTMENTS (cost $38,110,558)				37,024,750

			Shares

SHORT-TERM INVESTMENTS

AFFILIATED MUTUAL FUND 0.0%
PGIM Core Ultra Short Bond Fund (cost $2,948)(w)			2,948	2,948

OPTIONS PURCHASED*~ 0.0% (cost $370)				15,197

TOTAL SHORT-TERM INVESTMENTS (cost $3,318)				18,145

TOTAL INVESTMENTS 101.3% (cost $38,113,876)				37,042,895
Liabilities in excess of other assets(z) (1.3)%				(482,536)

NET ASSETS 100.0%				$36,560,359

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EGP—Egyptian Pound

EUR—Euro

GBP—British Pound

HKD—Hong Kong Dollar

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

KRW—South Korean Won

KZT—Kazakhstani Tenge

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

UAH—Ukraine Hryvna

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

BIBOR—Bangkok Interbank Offered Rate

BROIS—Brazil Overnight Index Swap

BUBOR—Budapest Interbank Offered Rate

CDOR—Canadian Dollar Offered Rate

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

CLOIS—Sinacofi Chile Interbank Rate Average

CMBX—Commercial Mortgage-Backed Index

CMS—Constant Maturity Swap

COOIS—Colombia Overnight Interbank Reference Rate

CPI—Consumer Price Index

EMTN—Euro Medium Term Note

EONIA—Euro Overnight Index Average

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMAC—General Motors Acceptance Corporation

GMTN—Global Medium Term Note

HIBOR—Hong Kong Interbank Offered Rate

ICE—Intercontinental Exchange

IO—Interest Only (Principal amount represents notional)

JIBAR—Johannesburg Interbank Agreed Rate

KLIBOR—Kuala Lumpur Interbank Offered Rate

KWCDC—Korean Won Certificate of Deposit

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

MTN—Medium Term Note

NIBOR—Norwegian Interbank Offered Rate

OAT—Obligations Assimilables du Tresor

See Notes to Financial Statements.

28

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

PRIBOR—Prague Interbank Offered Rate

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

S—Semiannual payment frequency for swaps

SIBOR—Singapore Interbank Offered Rate

SONIA—Sterling Overnight Index Average

STIBOR—Stockholm Interbank Offered Rate

Strips—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TELBOR—Tel Aviv Interbank Offered Rate

USAID—United States Agency for International Development

USOIS—United States Overnight Index Swap

WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $85,497 and 0.2% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2020.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	65	$1,126
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	158	2,558
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	313	5,146
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	320	5,426
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	63	941

Total Options Purchased (cost $370)							$15,197

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Futures contracts outstanding at April 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
3	5 Year U.S. Treasury Notes	Jun. 2020	$376,453	$14,176
1	10 Year Australian Treasury Bonds	Jun. 2020	96,997	(712)
1	10 Year Canadian Government Bonds	Jun. 2020	107,324	6,443
2	10 Year U.K. Gilt	Jun. 2020	346,866	5,213
4	10 Year U.S. Ultra Treasury Notes	Jun. 2020	628,125	43,674
18	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	4,046,063	414,615
1	Euro-OAT	Jun. 2020	185,012	372

				483,781

	Short Positions:
67	2 Year U.S. Treasury Notes	Jun. 2020	14,768,789	(231,216)
31	5 Year Euro-Bobl	Jun. 2020	4,618,405	(17,522)
15	10 Year Euro-Bund	Jun. 2020	2,867,237	(32,417)
25	10 Year U.S. Treasury Notes	Jun. 2020	3,476,563	(3,155)
25	Euro Schatz Index	Jun. 2020	3,076,462	3,453

				(280,857)

				$202,924

Forward foreign currency exchange contracts outstanding at April 30, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/20/20	Bank of America, N.A.	AUD	40	$25,975	$25,900	$—	$(75)
Brazilian Real,
Expiring 05/05/20	Goldman Sachs International	BRL	898	161,127	165,099	3,972	—
Expiring 05/05/20	HSBC Bank USA, N.A.	BRL	1,172	206,988	215,401	8,413	—
Expiring 05/05/20	Morgan Stanley & Co. International PLC	BRL	1,208	213,948	222,034	8,086	—
Expiring 06/02/20	HSBC Bank USA, N.A.	BRL	343	63,083	62,912	—	(171)
Expiring 06/02/20	JPMorgan Chase Bank, N.A.	BRL	269	47,680	49,419	1,739	—
British Pound,
Expiring 07/17/20	Bank of America, N.A.	GBP	30	37,108	37,577	469	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	GBP	82	100,815	102,917	2,102	—
Canadian Dollar,
Expiring 07/20/20	Bank of America, N.A.	CAD	41	29,686	29,676	—	(10)
Expiring 07/20/20	BNP Paribas S.A.	CAD	165	118,000	118,810	810	—

See Notes to Financial Statements.

30

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 07/20/20	UBS AG	CAD	159	$114,316	$114,318	$2	$—
Chilean Peso,
Expiring 06/17/20	Goldman Sachs International	CLP	86,653	103,901	103,920	19	—
Chinese Renminbi,
Expiring 05/11/20	Barclays Bank PLC	CNH	887	125,000	125,231	231	—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	1,328	187,000	187,613	613	—
Expiring 05/11/20	Morgan Stanley & Co. International PLC	CNH	1,033	146,000	145,899	—	(101)
Expiring 05/14/21	Citibank, N.A.	CNH	854	122,358	119,361	—	(2,997)
Czech Koruna,
Expiring 07/17/20	BNP Paribas S.A.	CZK	556	22,265	22,499	234	—
Egyptian Pound,
Expiring 05/18/20	Citibank, N.A.	EGP	306	18,788	19,314	526	—
Expiring 06/17/20	Citibank, N.A.	EGP	313	19,183	19,507	324	—
Expiring 06/17/20	Citibank, N.A.	EGP	113	6,912	7,039	127	—
Expiring 06/17/20	Citibank, N.A.	EGP	110	6,618	6,829	211	—
Euro,
Expiring 05/05/20	Bank of America, N.A.	EUR	4,162	4,517,139	4,561,087	43,948	—
Expiring 07/17/20	Barclays Bank PLC	EUR	103	113,000	112,790	—	(210)
Expiring 07/17/20	Citibank, N.A.	EUR	74	81,600	81,656	56	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	106	116,000	116,060	60	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	31	34,000	34,450	450	—
Expiring 12/02/20	Citibank, N.A.	EUR	538	587,173	592,566	5,393	—
Expiring 12/02/20	Citibank, N.A.	EUR	202	222,520	222,909	389	—
Hungarian Forint,
Expiring 07/17/20	Barclays Bank PLC	HUF	20,514	62,000	63,708	1,708	—
Expiring 07/17/20	Citibank, N.A.	HUF	22,892	71,000	71,091	91	—
Expiring 07/17/20	Morgan Stanley & Co. International PLC	HUF	19,359	60,000	60,122	122	—
Indian Rupee,
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	9,842	126,000	129,635	3,635	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	9,677	125,000	127,455	2,455	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	9,177	119,000	120,866	1,866	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	8,463	110,000	111,466	1,466	—

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 06/17/20	The Toronto-Dominion Bank	INR	7,475	$102,478	$98,458	$—	$(4,020)
Indonesian Rupiah,
Expiring 06/17/20	BNP Paribas S.A.	IDR	602,970	42,400	39,418	—	(2,982)
Expiring 06/17/20	BNP Paribas S.A.	IDR	429,819	29,903	28,099	—	(1,804)
Expiring 06/17/20	Credit Suisse International	IDR	1,078,317	74,753	70,493	—	(4,260)
Expiring 06/17/20	HSBC Bank USA, N.A.	IDR	2,090,186	134,000	136,644	2,644	—
Expiring 06/17/20	HSBC Bank USA, N.A.	IDR	286,341	19,393	18,719	—	(674)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	IDR	514,722	36,007	33,649	—	(2,358)
Israeli Shekel,
Expiring 06/17/20	Barclays Bank PLC	ILS	365	102,000	104,954	2,954	—
Expiring 06/17/20	Barclays Bank PLC	ILS	305	84,000	87,499	3,499	—
Expiring 06/17/20	Citibank, N.A.	ILS	372	106,000	106,801	801	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ILS	359	103,000	103,077	77	—
Japanese Yen,
Expiring 05/15/20	Citibank, N.A.	JPY	4,740	44,505	44,181	—	(324)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	JPY	13,508	126,014	126,030	16	—
Expiring 07/17/20	Morgan Stanley & Co. International PLC	JPY	9,996	92,000	93,262	1,262	—
Expiring 07/17/20	The Toronto-Dominion Bank	JPY	20,739	193,606	193,498	—	(108)
Kazakhstani Tenge,
Expiring 05/11/20	JPMorgan Chase Bank, N.A.	KZT	11,140	28,896	26,113	—	(2,783)
Expiring 05/11/20	JPMorgan Chase Bank, N.A.	KZT	5,187	13,485	12,159	—	(1,326)
Expiring 06/30/20	Morgan Stanley & Co. International PLC	KZT	5,881	12,419	13,551	1,132	—
Mexican Peso,
Expiring 06/17/20	Citibank, N.A.	MXN	2,373	113,335	97,682	—	(15,653)
Expiring 06/17/20	Goldman Sachs International	MXN	1,032	43,293	42,505	—	(788)
Expiring 06/17/20	HSBC Bank USA, N.A.	MXN	1,020	42,000	42,003	3	—
New Taiwanese Dollar,
Expiring 06/17/20	BNP Paribas S.A.	TWD	1,372	46,338	46,519	181	—
New Zealand Dollar,
Expiring 07/20/20	BNP Paribas S.A.	NZD	199	122,128	121,900	—	(228)
Peruvian Nuevo Sol,
Expiring 06/17/20	Citibank, N.A.	PEN	403	120,000	118,979	—	(1,021)

See Notes to Financial Statements.

32

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 06/17/20	HSBC Bank USA, N.A.	PEN	405	$118,000	$119,568	$1,568	$—
Philippine Peso,
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	7,386	141,000	145,956	4,956	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	755	14,775	14,914	139	—
Polish Zloty,
Expiring 07/17/20	UBS AG	PLN	239	57,188	57,586	398	—
Russian Ruble,
Expiring 06/17/20	Barclays Bank PLC	RUB	7,187	107,798	95,812	—	(11,986)
Expiring 06/17/20	Citibank, N.A.	RUB	6,137	84,932	81,802	—	(3,130)
Expiring 06/17/20	HSBC Bank USA, N.A.	RUB	3,177	43,000	42,345	—	(655)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	RUB	5,558	70,300	74,094	3,794	—
Singapore Dollar,
Expiring 06/17/20	BNP Paribas S.A.	SGD	163	115,000	115,955	955	—
Expiring 06/17/20	Credit Suisse International SGD		277	196,000	196,573	573	—
Expiring 06/17/20	Credit Suisse International SGD		242	170,000	171,396	1,396	—
Expiring 06/17/20	HSBC Bank USA, N.A.	SGD	81	57,000	57,101	101	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	SGD	218	157,245	154,510	—	(2,735)
South African Rand,
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	241	12,764	12,954	190	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	886	48,240	47,588	—	(652)
South Korean Won,
Expiring 06/17/20	HSBC Bank USA, N.A.	KRW	36,024	29,686	29,676	—	(10)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	KRW	25,118	20,684	20,692	8	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	KRW	11,621	9,556	9,574	18	—
Swedish Krona,
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	SEK	859	87,000	88,093	1,093	—
Thai Baht,
Expiring 06/17/20	Barclays Bank PLC	THB	3,417	105,000	105,619	619	—
Expiring 06/17/20	Credit Suisse International	THB	4,288	131,000	132,532	1,532	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	4,995	153,000	154,395	1,395	—
Turkish Lira,
Expiring 06/17/20	Barclays Bank PLC	TRY	362	52,000	51,235	—	(765)
Expiring 06/17/20	Barclays Bank PLC	TRY	306	44,000	43,194	—	(806)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	33

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Ukraine Hryvna,
Expiring 05/26/20	Citibank, N.A.	UAH	477	$19,000	$17,463	$—	$(1,537)
Expiring 05/26/20	Citibank, N.A.	UAH	265	10,541	9,715	—	(826)
Expiring 05/27/20	Citibank, N.A.	UAH	433	17,267	15,879	—	(1,388)

				$12,125,112	$12,179,550	120,821	(66,383)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/20/20	HSBC Bank USA, N.A.	AUD	1,378	$881,750	$898,045	$—	$(16,295)
Brazilian Real,
Expiring 05/05/20	Goldman Sachs International	BRL	519	101,663	95,434	6,229	—
Expiring 05/05/20	JPMorgan Chase Bank, N.A.	BRL	358	65,450	65,726	—	(276)
Expiring 05/05/20	JPMorgan Chase Bank, N.A.	BRL	241	45,368	44,316	1,052	—
Expiring 05/05/20	Morgan Stanley & Co. International PLC	BRL	1,807	354,281	332,138	22,143	—
Expiring 05/05/20	Morgan Stanley & Co. International PLC	BRL	353	65,450	64,919	531	—
Expiring 06/02/20	Goldman Sachs International	BRL	898	160,735	164,698	—	(3,963)
Expiring 06/02/20	HSBC Bank USA, N.A.	BRL	1,172	206,529	214,878	—	(8,349)
Expiring 06/02/20	Morgan Stanley & Co. International PLC	BRL	1,208	213,471	221,494	—	(8,023)
British Pound,
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	GBP	873	1,080,267	1,099,959	—	(19,692)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	GBP	40	49,925	49,851	74	—
Canadian Dollar,
Expiring 07/20/20	Barclays Bank PLC	CAD	42	30,199	30,130	69	—
Expiring 07/20/20	Morgan Stanley & Co. International PLC	CAD	1,432	1,031,201	1,028,899	2,302	—
Expiring 07/20/20	Morgan Stanley & Co. International PLC	CAD	67	47,859	48,495	—	(636)
Chilean Peso,
Expiring 06/17/20	Citibank, N.A.	CLP	64,716	76,000	77,611	—	(1,611)

See Notes to Financial Statements.

34

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 06/17/20	Citibank, N.A.	CLP	13,052	$15,165	$15,653	$—	$(488)
Expiring 06/17/20	HSBC Bank USA, N.A.	CLP	108,280	129,669	129,856	—	(187)
Expiring 06/17/20	HSBC Bank USA, N.A.	CLP	83,126	97,400	99,690	—	(2,290)
Expiring 06/17/20	HSBC Bank USA, N.A.	CLP	83,102	97,150	99,661	—	(2,511)
Expiring 06/17/20	HSBC Bank USA, N.A.	CLP	35,231	42,449	42,251	198	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CLP	153,202	183,235	183,731	—	(496)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CLP	17,502	20,684	20,990	—	(306)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CLP	8,176	9,556	9,805	—	(249)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CLP	60,268	71,000	72,278	—	(1,278)
Expiring 06/17/20	The Toronto-Dominion Bank	CLP	59,867	71,017	71,797	—	(780)
Expiring 06/17/20	UBS AG	CLP	59,454	69,000	71,301	—	(2,301)
Chinese Renminbi,
Expiring 05/11/20	Barclays Bank PLC	CNH	170	24,139	24,069	70	—
Expiring 05/11/20	BNP Paribas S.A.	CNH	289	40,818	40,826	—	(8)
Expiring 05/11/20	Citibank, N.A.	CNH	1,924	274,633	271,743	2,890	—
Expiring 05/11/20	Citibank, N.A.	CNH	1,045	147,000	147,620	—	(620)
Expiring 05/11/20	Credit Suisse International	CNH	996	140,000	140,663	—	(663)
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	990	141,000	139,790	1,210	—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	434	62,000	61,334	666	—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	419	59,900	59,141	759	—
Expiring 05/11/20	Morgan Stanley & Co. International PLC	CNH	301	42,200	42,495	—	(295)
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	854	122,556	119,360	3,196	—
Colombian Peso,
Expiring 06/17/20	BNP Paribas S.A.	COP	157,265	41,391	39,553	1,838	—
Expiring 06/17/20	Citibank, N.A.	COP	194,256	48,000	48,856	—	(856)
Expiring 06/17/20	Citibank, N.A.	COP	42,519	12,308	10,694	1,614	—
Expiring 06/17/20	Goldman Sachs International	COP	194,840	47,929	49,003	—	(1,074)
Expiring 06/17/20	Goldman Sachs International	COP	182,271	47,000	45,842	1,158	—
Expiring 06/17/20	Goldman Sachs International	COP	147,158	42,400	37,011	5,389	—
Expiring 06/17/20	HSBC Bank USA, N.A.	COP	55,385	15,853	13,930	1,923	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	COP	374,640	96,000	94,223	1,777	—

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	35

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna,
Expiring 07/17/20	Morgan Stanley & Co. International PLC	CZK	1,780	$71,000	$72,038	$—	$(1,038)
Egyptian Pound,
Expiring 05/18/20	Citibank, N.A.	EGP	228	14,247	14,342	—	(95)
Expiring 05/18/20	Citibank, N.A.	EGP	79	4,952	4,971	—	(19)
Expiring 06/17/20	Citibank, N.A.	EGP	369	22,842	22,971	—	(129)
Expiring 06/17/20	Citibank, N.A.	EGP	167	10,319	10,403	—	(84)
Euro,
Expiring 05/05/20	Citibank, N.A.	EUR	202	221,490	221,843	—	(353)
Expiring 05/05/20	Deutsche Bank AG	EUR	4,162	4,511,925	4,561,088	—	(49,163)
Expiring 06/02/20	Bank of America, N.A.	EUR	4,162	4,520,048	4,563,611	—	(43,563)
Expiring 07/17/20	Barclays Bank PLC	EUR	732	793,018	802,932	—	(9,914)
Expiring 07/17/20	Barclays Bank PLC	EUR	486	531,467	533,113	—	(1,646)
Expiring 07/17/20	BNP Paribas S.A.	EUR	122	133,000	134,030	—	(1,030)
Expiring 07/17/20	Deutsche Bank AG	EUR	62	67,727	68,266	—	(539)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	474	516,425	519,747	—	(3,322)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	80	88,138	87,913	225	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	76	83,000	83,962	—	(962)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	72	77,926	78,676	—	(750)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	61	66,419	66,457	—	(38)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	EUR	474	516,234	519,745	—	(3,511)
Expiring 12/02/20	Citibank, N.A.	EUR	986	1,117,976	1,085,819	32,157	—
Expiring 12/02/20	JPMorgan Chase Bank, N.A.	EUR	4,162	4,744,111	4,583,018	161,093	—
Hungarian Forint,
Expiring 07/17/20	Barclays Bank PLC	HUF	30,548	93,000	94,866	—	(1,866)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	HUF	8,999	27,131	27,948	—	(817)
Indian Rupee,
Expiring 06/17/20	HSBC Bank USA, N.A.	INR	3,950	51,951	52,020	—	(69)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	3,815	49,038	50,252	—	(1,214)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	3,460	44,300	45,575	—	(1,275)
Indonesian Rupiah,
Expiring 06/17/20	Barclays Bank PLC	IDR	944,118	59,000	61,721	—	(2,721)

See Notes to Financial Statements.

36

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 06/17/20	HSBC Bank USA, N.A.	IDR	1,088,476	$68,000	$71,158	$—	$(3,158)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	IDR	865,072	52,000	56,553	—	(4,553)
Israeli Shekel,
Expiring 06/17/20	Barclays Bank PLC	ILS	414	108,000	118,875	—	(10,875)
Expiring 06/17/20	BNP Paribas S.A.	ILS	68	19,432	19,567	—	(135)
Expiring 06/17/20	Citibank, N.A.	ILS	386	110,000	110,844	—	(844)
Expiring 06/17/20	Citibank, N.A.	ILS	386	109,000	110,835	—	(1,835)
Expiring 06/17/20	Citibank, N.A.	ILS	143	40,818	40,990	—	(172)
Japanese Yen,
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	JPY	70,368	648,188	656,536	—	(8,348)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	JPY	2,429	22,743	22,664	79	—
Malaysian Ringgit,
Expiring 06/17/20	Barclays Bank PLC	MYR	466	111,167	107,856	3,311	—
Expiring 06/17/20	Goldman Sachs International	MYR	209	48,240	48,407	—	(167)
Mexican Peso,
Expiring 06/17/20	BNP Paribas S.A.	MXN	939	40,000	38,653	1,347	—
Expiring 06/17/20	HSBC Bank USA, N.A.	MXN	810	33,700	33,335	365	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	1,112	47,400	45,782	1,618	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	990	46,629	40,740	5,889	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	830	33,700	34,183	—	(483)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	870	35,800	35,818	—	(18)
Expiring 06/17/20	UBS AG	MXN	1,554	73,000	63,974	9,026	—
New Taiwanese Dollar,
Expiring 06/17/20	Credit Suisse International	TWD	4,911	165,000	166,557	—	(1,557)
Expiring 06/17/20	Goldman Sachs International	TWD	5,229	176,000	177,362	—	(1,362)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	TWD	3,538	119,000	119,990	—	(990)
New Zealand Dollar,
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	NZD	938	562,301	574,865	—	(12,564)
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	NZD	106	63,143	65,068	—	(1,925)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	37

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	NZD	37	$22,265	$22,380	$—	$(115)
Norwegian Krone,
Expiring 07/15/20	Citibank, N.A.	NOK	473	46,000	46,178	—	(178)
Expiring 07/15/20	Morgan Stanley & Co. International PLC	NOK	585	55,732	57,102	—	(1,370)
Peruvian Nuevo Sol,
Expiring 06/17/20	Citibank, N.A.	PEN	271	78,986	80,145	—	(1,159)
Expiring 06/17/20	Goldman Sachs International	PEN	75	22,265	22,196	69	—
Philippine Peso,
Expiring 06/17/20	HSBC Bank USA, N.A.	PHP	5,811	114,000	114,816	—	(816)
Polish Zloty,
Expiring 07/17/20	Barclays Bank PLC	PLN	410	98,000	98,899	—	(899)
Expiring 07/17/20	Barclays Bank PLC	PLN	365	87,000	87,866	—	(866)
Russian Ruble,
Expiring 06/17/20	Barclays Bank PLC	RUB	3,405	43,000	45,387	—	(2,387)
Expiring 06/17/20	Barclays Bank PLC	RUB	2,324	30,500	30,980	—	(480)
Expiring 06/17/20	Barclays Bank PLC	RUB	1,401	18,535	18,680	—	(145)
Expiring 06/17/20	Barclays Bank PLC	RUB	1,176	15,165	15,683	—	(518)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	RUB	1,890	25,806	25,201	605	—
Singapore Dollar,
Expiring 06/17/20	HSBC Bank USA, N.A.	SGD	168	116,000	119,140	—	(3,140)
Expiring 06/17/20	HSBC Bank USA, N.A.	SGD	154	111,000	108,966	2,034	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	SGD	60	43,000	42,804	196	—
South African Rand,
Expiring 06/17/20	Barclays Bank PLC	ZAR	953	50,000	51,148	—	(1,148)
Expiring 06/17/20	Citibank, N.A.	ZAR	904	50,000	48,555	1,445	—
Expiring 06/17/20	HSBC Bank USA, N.A.	ZAR	228	14,649	12,228	2,421	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	4,146	258,063	222,585	35,478	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	1,695	88,700	90,994	—	(2,294)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	1,179	64,000	63,280	720	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	652	42,315	35,018	7,297	—
South Korean Won,
Expiring 06/17/20	Credit Suisse International	KRW	309,854	262,146	255,256	6,890	—
Expiring 06/17/20	HSBC Bank USA, N.A.	KRW	122,982	100,000	101,312	—	(1,312)

See Notes to Financial Statements.

38

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 06/17/20	JPMorgan Chase Bank,
	N.A.	KRW	52,562	$44,390	$43,300	$1,090	$—
Expiring 06/17/20	Morgan Stanley & Co.
	International PLC	KRW	52,695	44,390	43,410	980	—
Expiring 06/17/20	Morgan Stanley & Co.
	International PLC	KRW	52,162	44,067	42,971	1,096	—
Expiring 06/17/20	UBS AG	KRW	52,647	44,390	43,370	1,020	—
Swedish Krona,
Expiring 07/15/20	Barclays Bank PLC	SEK	1,332	131,321	136,586	—	(5,265)
Swiss Franc,
Expiring 07/15/20	Bank of America, N.A.	CHF	25	25,975	26,204	—	(229)
Expiring 07/15/20	Citibank, N.A.	CHF	47	47,763	48,340	—	(577)
Thai Baht,
Expiring 06/17/20	Citibank, N.A.	THB	1,684	51,951	52,044	—	(93)
Expiring 06/17/20	Credit Suisse International	THB	2,809	89,000	86,827	2,173	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	3,274	103,000	101,195	1,805	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	1,832	58,230	56,634	1,596	—
Turkish Lira,
Expiring 06/17/20	Barclays Bank PLC	TRY	436	69,370	61,648	7,722	—
Expiring 06/17/20	Barclays Bank PLC	TRY	304	43,573	43,002	571	—
Expiring 06/17/20	Barclays Bank PLC	TRY	286	42,449	40,405	2,044	—
Expiring 06/17/20	Barclays Bank PLC	TRY	283	44,426	39,980	4,446	—
Expiring 06/17/20	Citibank, N.A.	TRY	200	31,729	28,248	3,481	—
Expiring 06/17/20	JPMorgan Chase Bank,
	N.A.	TRY	406	62,000	57,329	4,671	—
Expiring 06/17/20	JPMorgan Chase Bank,
	N.A.	TRY	283	43,513	40,037	3,476	—

				$30,670,209	$30,576,027	363,524	(269,342)

						$484,345	$(335,725)

Cross currency exchange contracts outstanding at April 30, 2020:

Settlement	Type	Notional Amount (000)	In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/17/20	Buy	EUR 77	CZK	2,077	$51	$—	Citibank, N.A.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	39

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)**:
Government of Malaysia	12/20/22	1.000%(Q)	120	0.527%	$1,637	$(109)	$1,746	Citibank, N.A.
People’s Republic of China	12/20/22	1.000%(Q)	400	0.183%	9,139	(364)	9,503	Citibank, N.A.
Republic of Argentina	12/20/22	1.000%(Q)	120	305.010%	(90,928)	(109)	(90,819)	Citibank, N.A.
Republic of Brazil	12/20/22	1.000%(Q)	600	2.350%	(20,129)	(545)	(19,584)	Citibank, N.A.
Republic of Chile	12/20/22	1.000%(Q)	120	0.604%	1,395	(109)	1,504	Citibank, N.A.
Republic of Colombia	12/20/22	1.000%(Q)	160	1.690%	(2,679)	(145)	(2,534)	Citibank, N.A.
Republic of Indonesia	12/20/22	1.000%(Q)	160	1.192%	(613)	(145)	(468)	Citibank, N.A.
Republic of Panama	12/20/22	1.000%(Q)	120	0.968%	241	(109)	350	Citibank, N.A.
Republic of Peru	12/20/22	1.000%(Q)	120	0.597%	1,418	(109)	1,527	Citibank, N.A.
Republic of Philippines	12/20/22	1.000%(Q)	120	0.407%	2,023	(109)	2,132	Citibank, N.A.
Republic of South Africa	12/20/22	1.000%(Q)	360	3.655%	(23,565)	(327)	(23,238)	Citibank, N.A.
Republic of Turkey	12/20/22	1.000%(Q)	600	5.767%	(68,209)	(545)	(67,664)	Citibank, N.A.
Russian Federation	12/20/22	1.000%(Q)	360	1.121%	(719)	(327)	(392)	Citibank, N.A.
United Mexican States	12/20/22	1.000%(Q)	520	1.863%	(11,018)	(473)	(10,545)	Citibank, N.A.

					$(202,007)	$(3,525)	$(198,482)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices—Buy Protection(1)**:
CDX.EM.28.V2	12/20/22	1.000%(Q)	3,880	$194,966	$(970)	$195,936	Citibank, N.A.

**

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s) . Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

See Notes to Financial Statements.

40

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^:
Alcentra CLO	05/20/20	0.500%(M)	EUR	16	*		$6	$—	$6	Goldman Sachs International
AMMC CLO Ltd.	05/20/20	0.500%(M)		1		0.500%	—	—	—	Goldman Sachs International
Apollo Credit Management International Ltd.	05/20/20	1.000%(M)	EUR	28		1.000%	21	—	21	Goldman Sachs International
ArrowMark CLO	05/20/20	1.000%(M)		9	*		6	—	6	Goldman Sachs International
BHP Trust	05/28/20	1.250%(M)		23		1.500%	2	—	2	Goldman Sachs International
BlackRock CLO	05/20/20	0.500%(M)	EUR	17	*		6	—	6	Goldman Sachs International
BlackRock CLO	05/20/20	0.500%(M)	EUR	16		0.500%	6	—	6	Goldman Sachs International
BlackRock CLO	05/20/20	1.000%(M)	EUR	7	*		5	—	5	Goldman Sachs International
BlueMountain CLO	05/20/20	1.000%(M)	EUR	26		0.500%	19	—	19	Goldman Sachs International
BlueMountain CLO	05/20/20	0.500%(M)	EUR	20		0.500%	7	—	7	Goldman Sachs International
BlueMountain CLO	05/20/20	0.500%(M)		2		0.500%	1	—	1	Goldman Sachs International
Canyon CLO	05/20/20	0.500%(M)		3	*		1	—	1	Goldman Sachs International
Carlyle CLO	05/20/20	1.000%(M)	EUR	69	*		50	—	50	Goldman Sachs International

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	41

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^ (cont’d.):
Carlyle CLO	05/20/20	0.500%(M)	7	*	$2	$—	$2	Goldman Sachs International
Citigroup Commercial Mortgage Trust	05/28/20	1.250%(M)	6	8.693%	—	—	—	Goldman Sachs International
COMM Mortgage Trust	05/28/20	1.250%(M)	18	4.550%	1	—	1	Goldman Sachs International
COMM Mortgage Trust	05/28/20	1.250%(M)	14	19.740%	1	—	1	Goldman Sachs International
COMM Mortgage Trust	05/28/20	1.250%(M)	13	4.550%	1	—	1	Goldman Sachs International
COMM Mortgage Trust	05/28/20	1.250%(M)	10	6.940%	1	—	1	Goldman Sachs International
COMM Mortgage Trust	05/28/20	1.250%(M)	9	6.940%	1	—	1	Goldman Sachs International
COMM Mortgage Trust	05/28/20	1.250%(M)	7	0.227%	—	—	—	Goldman Sachs International
COMM Mortgage Trust	05/28/20	1.250%(M)	7	7.460%	—	—	—	Goldman Sachs International
Covenant	05/20/20	0.500%(M)	3	0.500%	1	—	1	Goldman Sachs International
Crestline Denali Capital	05/20/20	0.500%(M)	13	0.500%	4	—	4	Goldman Sachs International
CSAM CLO	05/20/20	1.000%(M)	EUR 24	*	17	—	17	Goldman Sachs International
CSAM CLO	05/20/20	0.500%(M)	12	0.500%	4	—	4	Goldman Sachs International

See Notes to Financial Statements.

42

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^ (cont’d.):
CSAM CLO	05/20/20	0.500%(M)	10	0.500%	$3	$—	$3	Goldman Sachs International
CVC CLO	05/20/20	1.000%(M)	EUR 31	*	22	—	22	Goldman Sachs International
CVC CLO	05/20/20	0.500%(M)	EUR 18	0.500%	7	—	7	Goldman Sachs International
CVC CLO	05/20/20	0.500%(M)	EUR 15	*	5	—	5	Goldman Sachs International
DFG CLO	05/20/20	0.500%(M)	9	0.500%	3	—	3	Goldman Sachs International
Eagle Re Ltd.	05/29/20	1.250%(M)	26	*	2	—	2	Goldman Sachs International
GLG Silvermine CLO	05/20/20	0.500%(M)	8	0.500%	3	—	3	Goldman Sachs International
GMAC Home Equity	05/29/20	1.250%(M)	14	*	1	—	1	Goldman Sachs International
GS Mortgage Securities Trust	05/28/20	1.250%(M)	21	11.990%	1	—	1	Goldman Sachs International
GS Mortgage Securities Trust	05/28/20	1.250%(M)	8	14.866%	1	—	1	Goldman Sachs International
GSAMP Home Equity	05/29/20	1.250%(M)	15	*	1	—	1	Goldman Sachs International
GSO CLO	05/20/20	0.500%(M)	EUR 14	0.500%	5	—	5	Goldman Sachs International
GSO CLO	05/20/20	0.500%(M)	EUR 8	0.500%	3	—	3	Goldman Sachs International

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	43

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^ (cont’d.):
GSRPM Mortgage Loan Trust	05/29/20	1.250%(M)	7	*	$1	$—	$1	Goldman Sachs International
Guggenheim CLO	05/20/20	0.500%(M)	53	*	18	—	18	Goldman Sachs International
HPS CLO	05/20/20	0.500%(M)	1	0.500%	—	—	—	Goldman Sachs International
ICG CLO	05/20/20	0.500%(M)	7	0.500%	2	—	2	Goldman Sachs International
Investcorp CLO	05/20/20	0.500%(M)	EUR 14	0.500%	5	—	5	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	05/28/20	1.250%(M)	18	*	1	—	1	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	05/28/20	1.250%(M)	13	*	1	—	1	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	05/28/20	1.250%(M)	5	*	—	—	—	Goldman Sachs International
Loomis Sayles & Co. LP	05/20/20	0.500%(M)	1	0.500%	—	—	—	Goldman Sachs International
MJX CLO	05/20/20	0.500%(M)	11	49.970%	4	—	4	Goldman Sachs International
Morgan Stanley BAML Trust	05/28/20	1.250%(M)	9	6.940%	1	—	1	Goldman Sachs International
Morgan Stanley Capital I Trust	05/28/20	1.250%(M)	9	*	1	—	1	Goldman Sachs International
Morgan Stanley Capital I Trust	05/28/20	1.250%(M)	5	31.072%	—	—	—	Goldman Sachs International

See Notes to Financial Statements.

44

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^ (cont’d.):
Oaktree CLO	05/20/20	0.500%(M)	EUR	7	0.500%	$3	$—	$3	Goldman Sachs International
Octogan CLO	05/20/20	0.500%(M)		9	0.500%	3	—	3	Goldman Sachs International
ONEX CLO	05/20/20	0.500%(M)		21	*	7	—	7	Goldman Sachs International
ONEX CLO	05/20/20	0.500%(M)		9	0.500%	3	—	3	Goldman Sachs International
ONEX CLO	05/20/20	0.500%(M)		5	0.500%	2	—	2	Goldman Sachs International
Permira Advisers LLC	05/20/20	0.500%(M)	EUR	20	0.500%	7	—	7	Goldman Sachs International
Pinebridge CLO	05/20/20	0.500%(M)	EUR	14	0.500%	5	—	5	Goldman Sachs International
Pretium	05/20/20	0.500%(M)		125	0.500%	42	—	42	Goldman Sachs International
Sallie Mae Bank	05/28/20	1.750%(M)		583	*	170	(142)	312	Goldman Sachs International
Sallie Mae Bank	05/28/20	1.750%(M)		583	*	170	(142)	312	Goldman Sachs International
Saratoga CLO	05/20/20	0.500%(M)		109	*	36	—	36	Goldman Sachs International
Shenkman Capital	05/20/20	0.500%(M)		6	0.500%	2	—	2	Goldman Sachs International
Shenkman Capital	05/20/20	0.500%(M)		1	0.500%	—	—	—	Goldman Sachs International

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	45

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^ (cont’d.):
Sound Point CLO Ltd.	05/20/20	0.500%(M)	21	*	$7	$—	$7	Goldman Sachs International
Steele Creek	05/20/20	0.500%(M)	30	*	10	—	10	Goldman Sachs International
Steele Creek	05/20/20	0.500%(M)	10	0.500%	3	—	3	Goldman Sachs International
Symphony CLO	05/20/20	0.500%(M)	11	0.500%	4	—	4	Goldman Sachs International
TCW CLO	05/20/20	1.000%(M)	9	*	6	—	6	Goldman Sachs International
THL CLO	05/20/20	0.500%(M)	4	*	1	—	1	Goldman Sachs International
Tikehau CLO	05/20/20	1.000%(M)	EUR 84	1.000%	61	—	61	Goldman Sachs International
WAMU Mortgage Pass Through Certificate	05/29/20	1.250%(M)	5	*	—	—	—	Goldman Sachs International
WellFleet CLO	05/20/20	0.500%(M)	22	*	7	—	7	Goldman Sachs International
WellFleet CLO	05/20/20	0.500%(M)	1	49.970%	—	—	—	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	05/28/20	1.250%(M)	27	*	2	—	2	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	05/28/20	1.250%(M)	7	8.937%	—	—	—	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	05/28/20	1.250%(M)	6	4.670%	—	—	—	Goldman Sachs International

See Notes to Financial Statements.

46

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^ (cont’d.):
Wells Fargo Commercial Mortgage Trust	05/28/20	1.250%(M)	5	*		$—	$—	$—	Goldman Sachs International
Wells Fargo Home Equity	05/29/20	1.250%(M)	10		*	1	—	1	Goldman Sachs International
Wells Fargo Home Equity	05/29/20	1.250%(M)	7		*	1	—	1	Goldman Sachs International
WF-RBS Commercial Mortgage Trust	05/28/20	1.250%(M)	2		*	—	—	—	Goldman Sachs International

						$807	$(284)	$1,091

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1):
Assicurazioni Generali SpA	06/20/23	1.000%(Q)	EUR	100	$4,038	$4,228	$(190)	Barclays Bank PLC
Kingdom of Spain	06/20/23	1.000%(Q)		100	(1,237)	(1,596)	359	Bank of America, N.A.
Petroleos Mexicanos	06/20/20	1.000%(Q)		45	256	39	217	Citibank, N.A.
Petroleos Mexicanos	06/20/20	1.000%(Q)		45	256	19	237	Citibank, N.A.
Republic of Argentina	06/20/24	5.000%(Q)		105	78,291	56,630	21,661	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)		205	1,716	1,856	(140)	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	EUR	90	1,415	823	592	Barclays Bank PLC
Republic of Italy	06/20/28	1.000%(Q)	EUR	45	3,403	2,282	1,121	Barclays Bank PLC

					$88,138	$64,281	$23,857

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Barclays Bank PLC	06/20/20	1.000%(Q)	EUR	100	0.351%	$228	$132	$96	Citibank, N.A.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	47

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2) (cont’d.):
Boeing Co.	12/20/21	1.000%(Q)	100	4.030%	$(4,631)	$ 891	$(5,522)	Bank of America,N.A.
Citigroup, Inc.	06/20/20	1.000%(Q)	100	0.268%	220	108	112	Morgan Stanley & Co. International PLC
Commonwealth of Australia	12/20/24	1.000%(Q)	100	0.259%	3,549	2,500	1,049	Barclays Bank PLC
DP World PLC	12/20/24	1.000%(Q)	100	3.133%	(9,006)	436	(9,442)	Barclays Bank PLC
General Electric Co.	06/20/20	1.000%(Q)	120	1.233%	100	112	(12)	Goldman Sachs International
JPMorgan Chase & Co.	06/20/20	1.000%(Q)	200	0.359%	415	239	176	BNP Paribas S.A.
Kingdom of Belgium	06/20/25	1.000%(Q)	40	0.404%	1,261	1,313	(52)	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	375	0.893%	1,686	2,456	(770)	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	100	0.893%	449	977	(528)	Bank of America, N.A.
Kingdom of Spain	06/20/25	1.000%(Q)	170	1.189%	(1,398)	(1,682)	284	Bank of America, N.A.
Republic of Argentina	06/20/29	5.000%(Q)	105	173.902%	(78,431)	(61,467)	(16,964)	Citibank, N.A.
Republic of Chile	06/20/20	1.000%(Q)	100	0.205%	229	125	104	Bank of America, N.A.
Republic of France	12/20/23	0.250%(Q)	100	0.323%	(237)	(239)	2	Barclays Bank PLC
Republic of France	06/20/25	0.250%(Q)	160	0.435%	(1,461)	(1,543)	82	JPMorgan Chase Bank, N.A.
Republic of France	06/20/25	0.250%(Q)	90	0.435%	(822)	(504)	(318)	Bank of America, N.A.
Republic of France	06/20/25	0.250%(Q)	80	0.435%	(731)	(812)	81	Credit Suisse International
Republic of Germany	06/20/25	0.250%(Q)	80	0.234%	89	202	(113)	Bank of America, N.A.
Republic of Indonesia	06/20/23	1.000%(Q)	475	1.324%	(4,176)	(1,918)	(2,258)	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	205	1.869%	(5,150)	(6,737)	1,587	Citibank, N.A.
Republic of Kazakhstan	06/20/23	1.000%(Q)	85	0.982%	147	—	147	Citibank, N.A.

See Notes to Financial Statements.

48

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2) (cont’d.):
Republic of Panama	06/20/20	1.000%(Q)	100	0.366% $	206	$103	$103	Citibank, N.A.
Republic of Peru	06/20/20	1.000%(Q)	100	0.197%	231	118	113	Bank of America, N.A.
Republic of Portugal	12/20/23	1.000%(Q)	50	0.933%	178	(20)	198	Morgan Stanley & Co. International PLC
Republic of South Africa	12/20/23	1.000%(Q)	300	3.870%	(28,625)	(11,754)	(16,871)	Bank of America, N.A.
Republic of Turkey	06/20/23	1.000%(Q)	80	5.784%	(10,655)	(7,244)	(3,411)	BNP Paribas S.A.
Republic of Turkey	06/20/23	1.000%(Q)	40	5.784%	(5,328)	(3,518)	(1,810)	BNP Paribas S.A.
Republic of Ukraine	12/20/23	5.000%(Q)	100	7.117%	(5,990)	5,210	(11,200)	Deutsche Bank AG
Republic of Ukraine	12/20/24	5.000%(Q)	100	7.198%	(7,713)	7,360	(15,073)	HSBC Bank USA, N.A.
Royal Caribbean Cruises Ltd.	06/20/20	5.000%(Q)	50	19.456%	(708)	273	(981)	Morgan Stanley & Co. International PLC
Russian Federation	12/20/22	1.000%(Q)	50	1.121%	(100)	(70)	(30)	Citibank, N.A.
Russian Federation	06/20/23	1.000%(Q)	150	1.195%	(730)	(1,811)	1,081	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)	100	1.195%	(487)	(1,012)	525	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)	50	1.195%	(243)	(594)	351	BNP Paribas S.A.
State of Illinois	06/20/21	1.000%(Q)	1,000	2.709%	(17,725)	1,590	(19,315)	Citibank, N.A.
United Kingdom and Northern Ireland	06/20/25	1.000%(Q)	80	0.356%	2,720	2,626	94	Bank of America, N.A.
Verizon Communications, Inc.	06/20/20	1.000%(Q)	90	0.257%	200	105	95	Morgan Stanley & Co. International PLC

					$(172,439)	$(74,049)	$(98,390)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	49

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2020(4)	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices—Sell Protection(2):
CDX.NA.HY.25.V8	12/20/20	5.000%(Q)		276	13.586%	$7,590	$(12,694)	$(20,284)
CDX.NA.HY.34.V1	06/20/25	5.000%(Q)		2,020	6.251%	(115,140)	(91,947)	23,193
CDX.NA.IG.34.V1	06/20/25	1.000%(Q)		5,245	0.865%	(3,913)	41,303	45,216
iTraxx.XO.33.V1	06/20/25	5.000%(Q)	EUR	200	4.912%	(2,461)	2,105	4,566

						$(113,924)	$(61,233)	$52,691

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices—Sell Protection(2):
CDX.BEIJING 1Y 30% -100%^	12/20/20	0.000%	300	*	$(178)	$(112)	$(66)	Citibank, N.A.
								J.P. Morgan
CMBX.NA.6.AA	05/11/63	1.500%(M)	200	*	(5,982)	(1,081)	(4,901)	Securities LLC

					$(6,160)	$(1,193)	$(4,967)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

50

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at April 30, 2020:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
IDR 1,400,000	8.22%(S)	97	6 Month LIBOR(S)	Citibank, N.A.	11/29/23	$3,878	$—	$3,878

Inflation swap agreements outstanding at April 30, 2020:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	200	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$(11,001)	$(11,001)
EUR	200	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	10,422	10,422

					$—	$(579)	$(579)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	51

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Interest rate swap agreements outstanding at April 30, 2020:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	400	12/18/27	2.696%(S)	6 Month BBSW(2)(S)	$—	$39,840	$39,840
AUD	100	11/27/28	2.847%(S)	6 Month BBSW(2)(S)	(1)	11,644	11,645
AUD	230	12/03/29	2.700%(S)	6 Month BBSW(2)(S)	23,341	26,484	3,143
BRL	287	01/02/25	6.540%(T)	1 Day BROIS(2)(T)	—	1,124	1,124
BRL	1,638	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	8,682	8,682
BRL	306	01/02/25	8.690%(T)	1 Day BROIS(2)(T)	—	9,586	9,586
BRL	569	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	34,855	34,855
BRL	609	01/02/25	11.080%(T)	1 Day BROIS(2)(T)	—	44,889	44,889
BRL	98	01/02/25	12.090%(T)	1 Day BROIS(2)(T)	—	8,560	8,560
BRL	1,220	01/04/27	6.493%(T)	1 Day BROIS(2)(T)	—	(8,558)	(8,558)
BRL	1,909	01/02/29	7.250%(T)	1 Day BROIS(2)(T)	—	(6,678)	(6,678)
CAD	255	05/08/22	1.367%(S)	3 Month CDOR(2)(S)	(8,229)	2,287	10,516
CAD	600	04/03/25	0.970%(S)	3 Month CDOR(2)(S)	(699)	3,979	4,678
CAD	80	12/03/28	2.600%(S)	3 Month CDOR(2)(S)	762	8,147	7,385
CAD	50	01/09/38	2.720%(S)	3 Month CDOR(2)(S)	—	8,492	8,492
CAD	50	05/30/47	2.240%(S)	3 Month CDOR(2)(S)	(1,614)	7,131	8,745
CHF	70	04/03/28	0.410%(A)	6 Month CHF LIBOR(2)(S)	196	5,265	5,069
CHF	130	01/31/29	0.260%(A)	6 Month CHF LIBOR(2)(S)	—	8,679	8,679
CHF	40	04/03/33	0.687%(A)	6 Month CHF LIBOR(2)(S)	1,708	5,456	3,748
CLP	30,200	07/12/29	3.135%(S)	1 Day CLOIS(2)(S)	—	2,030	2,030
CLP	91,000	11/22/29	3.203%(S)	1 Day CLOIS(2)(S)	—	6,583	6,583
CLP	100,000	02/10/30	3.010%(S)	1 Day CLOIS(2)(S)	—	5,077	5,077
CNH	700	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(9)	4,911	4,920
CNH	700	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	4,738	4,738
CNH	1,400	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	9,278	9,278
CNH	1,440	06/03/24	2.975%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	10,395	10,395
CNH	2,220	06/20/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(4)	15,059	15,063
CNH	1,500	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	10,183	10,183
CNH	1,500	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	10,146	10,146
CNH	1,680	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(6)	14,615	14,621
CNH	1,200	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	6,578	6,578

See Notes to Financial Statements.

52

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	2,800	03/06/25	2.425%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$(11)	$12,135	$12,146
CNH	5,000	03/12/25	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(2)	20,782	20,784
COP	498,340	07/27/28	6.200%(Q)	1 Day COOIS(2)(Q)	13,657	15,371	1,714
CZK	19,520	05/31/20	2.138%(A)	3 Month PRIBOR(1)(Q)	—	(12,247)	(12,247)
CZK	21,000	01/27/24	1.923%(A)	6 Month PRIBOR(2)(S)	—	39,574	39,574
CZK	6,100	01/31/24	1.930%(A)	6 Month PRIBOR(1)(S)	—	(11,562)	(11,562)
CZK	12,700	03/31/24	0.710%(A)	6 Month PRIBOR(1)(S)	—	(1,329)	(1,329)
CZK	8,760	01/27/30	1.573%(A)	6 Month PRIBOR(1)(S)	—	(26,121)	(26,121)
CZK	5,145	03/31/30	0.710%(A)	6 Month PRIBOR(2)(S)	—	(2,049)	(2,049)
EUR	200	05/11/25	0.100%(A)	1 Day EONIA(1)(A)	(4,878)	(8,391)	(3,513)
EUR	350	04/27/30	(0.016)%(A)	6 Month EURIBOR(2)(S)	—	5,350	5,350
EUR	235	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)	5,922	47,038	41,116
EUR	430	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)	(10,466)	71,828	82,294
EUR	110	05/05/39	0.045%(A)	6 Month EURIBOR(2)(S)	—	139	139
EUR	120	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)	6,276	60,994	54,718
GBP	110	12/07/27	1.110%(A)	1 Day SONIA(1)(A)	—	(9,994)	(9,994)
GBP	475	12/21/31	1.534%(S)	6 Month GBP LIBOR(2)(S)	15,273	72,977	57,704
GBP	180	05/08/46	1.250%(A)	1 Day SONIA(2)(A)	39,620	64,034	24,414
HKD	2,090	03/13/21	2.138%(Q)	3 Month HIBOR(2)(Q)	(3)	3,066	3,069
HKD	2,350	03/13/21	2.145%(Q)	3 Month HIBOR(2)(Q)	(4)	3,470	3,474
HKD	1,295	09/03/26	1.538%(Q)	3 Month HIBOR(1)(Q)	(7)	(6,335)	(6,328)
HUF	197,600	07/02/20	1.065%(A)	6 Month BUBOR(2)(S)	(327)	5,914	6,241
HUF	43,000	03/18/26	2.140%(A)	6 Month BUBOR(2)(S)	9,737	7,212	(2,525)
HUF	90,865	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	—	29,394	29,394
HUF	23,000	07/15/29	1.650%(A)	6 Month BUBOR(2)(S)	—	2,029	2,029
HUF	33,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	1,082	1,082
JPY	282,370	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(373)	(373)
JPY	69,940	01/29/21	(0.014)%(S)	6 Month JPY LIBOR(1)(S)	—	75	75
JPY	71,505	12/03/23	0.050%(S)	6 Month JPY LIBOR(1)(S)	(638)	(2,984)	(2,346)
JPY	59,000	12/18/27	0.290%(S)	6 Month JPY LIBOR(2)(S)	—	14,265	14,265

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	53

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	53,000	12/18/32	0.516%(S)	6 Month JPY LIBOR(2)(S)	$—	$28,711	$28,711
JPY	176,500	12/18/37	0.715%(S)	6 Month JPY LIBOR(2)(S)	—	162,619	162,619
JPY	10,055	01/04/38	0.757%(S)	6 Month JPY LIBOR(2)(S)	2,747	9,982	7,235
JPY	11,780	12/03/38	0.600%(S)	6 Month PY LIBOR(2)(S)	2,659	8,773	6,114
JPY	10,000	10/04/39	0.203%(S)	6 Month JPY LIBOR(2)(S)	—	159	159
JPY	21,500	12/03/39	0.650%(S)	6 Month JPY LIBOR(2)(S)	14,585	18,351	3,766
JPY	20,000	02/06/40	0.223%(S)	6 Month JPY LIBOR(2)(S)	—	987	987
JPY	5,000	07/04/43	0.763%(S)	6 Month JPY LIBOR(2)(S)	—	5,885	5,885
JPY	16,700	12/18/47	0.918%(S)	6 Month JPY LIBOR(2)(S)	—	28,965	28,965
KRW	700,000	01/07/21	1.733%(Q)	3 Month KWCDC(2)(Q)	—	3,365	3,365
KRW	209,000	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)	10,281	14,298	4,017
KRW	118,000	02/13/29	1.780%(Q)	3 Month KWCDC(2)(Q)	—	6,233	6,233
KRW	33,500	04/17/29	1.740%(Q)	3 Month KWCDC(2)(Q)	—	1,690	1,690
KRW	184,000	04/27/30	1.065%(Q)	3 Month KWCDC(2)(Q)	—	394	394
MXN	1,150	12/23/27	7.845%(M)	28 Day Mexican Interbank Rate(2)(M)	—	5,656	5,656
MXN	4,080	02/27/29	8.260%(M)	28 Day Mexican Interbank Rate(2)(M)	1,178	25,587	24,409
NOK	8,200	01/24/22	1.880%(A)	6 Month NIBOR(2)(S)	4	15,333	15,329
NOK	3,400	01/24/25	1.823%(A)	6 Month NIBOR(1)(S)	(3)	(17,361)	(17,358)
NOK	1,680	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)	5,750	14,639	8,889
NOK	1,000	11/05/29	1.863%(A)	6 Month NIBOR(2)(S)	—	9,109	9,109
NZD	210	11/28/28	2.950%(S)	3 Month BBR(2)(Q)	—	26,151	26,151
NZD	100	07/22/29	1.768%(S)	3 Month BBR(2)(Q)	—	6,094	6,094
NZD	100	11/05/29	1.393%(S)	3 Month BBR(2)(Q)	—	3,940	3,940
PLN	1,030	08/24/23	2.390%(A)	6 Month WIBOR(2)(S)	—	18,556	18,556
PLN	2,100	09/09/23	1.900%(A)	6 Month WIBOR(2)(S)	(19,526)	27,986	47,512
PLN	850	11/13/23	2.570%(A)	6 Month WIBOR(2)(S)	—	16,112	16,112
PLN	1,120	06/21/24	1.750%(A)	6 Month WIBOR(2)(S)	—	16,228	16,228
PLN	570	06/12/28	3.070%(A)	6 Month WIBOR(1)(S)	—	(28,546)	(28,546)
PLN	45	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)	—	2,118	2,118
PLN	462	11/13/28	2.998%(A)	6 Month WIBOR(1)(S)	—	(21,768)	(21,768)
SEK	2,000	04/25/23	0.750%(A)	3 Month STIBOR(2)(Q)	4,078	3,995	(83)
SEK	2,325	06/22/27	1.031%(A)	3 Month STIBOR(2)(Q)	(351)	15,649	16,000

See Notes to Financial Statements.

54

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
SEK	410	07/12/29	0.585%(A)	3 Month STIBOR(2)(Q)	$—	$1,223	$1,223
SEK	1,000	11/05/29	0.457%(A)	3 Month STIBOR(2)(Q)	—	1,424	1,424
SGD	135	03/19/24	2.025%(S)	6 Month SIBOR(2)(S)	—	5,196	5,196
SGD	90	02/14/29	2.285%(S)	6 Month SIBOR(2)(S)	—	7,616	7,616
	980	03/16/21	0.109%(A)	1 Day USOIS(1)(A)	—	(387)	(387)
	1,012	06/09/21	0.395%(A)	1 Day USOIS(1)(A)	—	(4,236)	(4,236)
	1,500	09/12/21	0.260%(A)	1 Day USOIS(1)(A)	—	(4,645)	(4,645)
	990	03/10/22	0.330%(A)	1 Day USOIS(1)(A)	—	(5,422)	(5,422)
	2,000	08/31/22	2.550%(A)	1 Day USOIS(1)(A)	—	(133,947)	(133,947)
	2,100	04/25/23	—(3)	—(3)	—	20	20
	473	05/31/24	1.350%(A)	1 Day USOIS(1)(A)	—	(24,831)	(24,831)
	150	08/15/44	2.392%(A)	1 Day USOIS(1)(A)	—	(64,513)	(64,513)
	361	11/15/45	0.508%(A)	1 Day USOIS(1)(A)	10,088	5,711	(4,377)
	175	11/15/45	0.553%(A)	1 Day USOIS(1)(A)	—	864	864
ZAR	9,210	03/13/21	7.180%(Q)	3 Month JIBAR(2)(Q)	—	13,047	13,047
ZAR	8,270	03/13/24	7.500%(Q)	3 Month JIBAR(1)(Q)	11	(34,738)	(34,749)
ZAR	3,700	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	3,468	15,918	12,450
ZAR	3,200	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	(46)	9,141	9,187
ZAR	2,460	03/13/29	8.055%(Q)	3 Month JIBAR(2)(Q)	(8)	4,188	4,196
ZAR	5,000	11/01/29	7.820%(Q)	3 Month JIBAR(2)(Q)	(38)	1,642	1,680

					$124,471	$937,962	$813,491

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciaton (Depreciation)	Counterparty
	OTC Interest Rate Swap Agreements:
CLP	95,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	$17,767	$—	$17,767	JPMorgan Chase Bank, N.A.
CLP	100,000	05/17/28	4.270%(S)	1 Day CLOIS(2)(S)	19,285	—	19,285	Citibank, N.A.
COP	503,000	08/03/28	6.160%(Q)	1 Day COOIS(2)(Q)	15,817	—	15,817	JPMorgan Chase Bank, N.A.
COP	453,700	07/12/29	5.165%(Q)	1 Day COOIS(2)(Q)	4,934	—	4,934	Morgan Stanley & Co. International PLC
ILS	550	04/26/28	1.915%(A)	3 Month TELBOR(2)(Q)	16,508	—	16,508	BNP Paribas S.A.
ILS	510	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	19,401	—	19,401	JPMorgan Chase Bank, N.A.
ILS	270	07/12/29	1.411%(A)	3 Month TELBOR(2)(Q)	6,168	—	6,168	Citibank, N.A.
ILS	450	04/24/30	0.710%(A)	3 Month TELBOR(2)(Q)	(13)	(4)	(9)	Goldman Sachs International

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	55

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciaton (Depreciation)	Counterparty
	OTC Interest Rate Swap Agreements (cont’d.):
MYR	200	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)	$4,933	$—	$4,933	Morgan Stanley & Co. International PLC
THB	10,000	08/08/20	1.840%(S)	6 Month BIBOR(2)(S)	1,201	—	1,201	Citibank, N.A.
THB	6,000	07/04/24	1.590%(S)	6 Month BIBOR(2)(S)	5,949	—	5,949	Morgan Stanley & Co. International PLC

					$111,950	$(4)	$111,954

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 1 Month LIBOR plus 6.75 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$92,753	$(108,497)	$360,097	$(325,220)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
J.P. Morgan Securities LLC	$700,000	$1,116,320

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

56

The following is a summary of the inputs used as of April 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Cayman Islands	$—	$4,943,714	$—
Ireland	—	269,082	—
Spain	—	119,827	—
United States	—	1,220,454	—
Commercial Mortgage-Backed Securities
Canada	—	18,123	—
United States	—	2,346,020	—
Corporate Bonds
Canada	—	348,476	—
China	—	429,903	—
France	—	772,991	—
Germany	—	557,475	—
Hong Kong	—	111,894	—
Indonesia	—	94,954	—
Italy	—	438,376	—
Kazakhstan	—	103,090	—
Luxembourg	—	206,646	—
Mexico	—	346,109	—
Netherlands	—	145,360	—
Norway	—	157,550	—
Peru	—	168,605	—
Russia	—	177,545	—
Spain	—	117,138	—
Supranational Bank	—	59,108	—
Switzerland	—	469,493	—
United Arab Emirates	—	144,962	—
United Kingdom	—	612,745	—
United States	—	6,927,109	—
Residential Mortgage-Backed Securities
Bermuda	—	89,455	—
United States	—	427,249	84,868
Sovereign Bonds
Argentina	—	107,259	—
Austria	—	169,138	—
Brazil	—	781,429	—
Bulgaria	—	128,034	—
Canada	—	79,046	—
Chile	—	126,710	—
China	—	150,534	—
Colombia	—	754,065	—
Croatia	—	426,390	—
Cyprus	—	591,694	—
Dominican Republic	—	90,371	—
Greece	—	737,219	—
Hungary	—	155,041	—

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	57

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Sovereign Bonds (continued)
Indonesia	$—	$843,451	$—
Israel	—	324,435	—
Italy	—	1,355,018	—
Japan	—	234,415	—
Kazakhstan	—	125,418	—
Lithuania	—	207,822	—
Malaysia	—	108,765	—
Mexico	—	488,927	—
New Zealand	—	223,190	—
Panama	—	215,746	—
Peru	—	440,762	—
Poland	—	427,378	—
Portugal	—	938,280	—
Qatar	—	212,808	—
Romania	—	209,441	—
Russia	—	234,325	—
Saudi Arabia	—	330,312	—
Senegal	—	95,040	—
Serbia	—	399,015	—
Spain	—	1,222,522	—
Sweden	—	97,860	—
Turkey	—	202,841	—
Ukraine	—	278,702	—
United Arab Emirates	—	204,197	—
United Kingdom	—	137,871	—
Uruguay	—	111,863	—
U.S. Government Agency Obligation	—	32,775	—
U.S. Treasury Obligations	—	1,116,320	—
Affiliated Mutual Fund	2,948	—	—
Options Purchased	—	15,197	—

Total	$2,948	$36,955,079	$84,868

Other Financial Instruments*
Assets
Futures Contracts	$487,946	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	484,345	—
OTC Cross Currency Exchange Contracts	—	51	—
OTC Packaged Credit Default Swap Agreements	—	210,819	—
Centrally Cleared Credit Default Swap Agreements	—	72,975	—
OTC Credit Default Swap Agreements	—	101,283	807
OTC Currency Swap Agreement	—	3,878	—
Centrally Cleared Inflation Swap Agreement	—	10,422	—

See Notes to Financial Statements.

58

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Assets (continued)
Centrally Cleared Interest Rate Swap Agreements	$—	$1,251,976	$—
OTC Interest Rate Swap Agreements	—	111,963	—

Total	$487,946	$2,247,712	$807

Liabilities
Futures Contracts	$(285,022)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(335,725)	—
OTC Packaged Credit Default Swap Agreements	—	(217,860)	—
Centrally Cleared Credit Default Swap Agreement	—	(20,284)	—
OTC Credit Default Swap Agreements	—	(191,566)	(178)
Centrally Cleared Inflation Swap Agreement	—	(11,001)	—
Centrally Cleared Interest Rate Swap Agreements	—	(438,485)	—
OTC Interest Rate Swap Agreement	—	(13)	—

Total	$(285,022)	$(1,214,934)	$(178)

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2020 were as follows:

Sovereign Bonds	38.2%	Auto Manufacturers	0.8%
Collateralized Loan Obligations	14.9	Packaging & Containers	0.7
Banks	9.7	Retail	0.6
Commercial Mortgage-Backed Securities	6.5	Home Builders	0.5
U.S. Treasury Obligations	3.1	Agriculture	0.5
Oil & Gas	2.3	Semiconductors	0.5
Healthcare-Products	1.9	Chemicals	0.4
Residential Mortgage-Backed Securities	1.9	Real Estate Investment Trusts (REITs)	0.4
Insurance	1.8	Foods	0.4
Consumer Loans	1.8	Entertainment	0.3
Telecommunications	1.8	Software	0.3
Electric	1.5	Credit Cards	0.3
Media	1.5	Electrical Components & Equipment	0.3
Diversified Financial Services	1.3	Auto Parts & Equipment	0.3
Pipelines	1.1	Automobiles	0.3
Commercial Services	1.1	Housewares	0.3
Pharmaceuticals	1.0	Other	0.3
Transportation	0.9	Real Estate	0.2
Healthcare-Services	0.8	Multi-National	0.2

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	59

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Industry Classification (continued):

Computers	0.1%
Aerospace & Defense	0.1
Building Materials	0.1
Food Service	0.1
U.S. Government Agency Obligation	0.1
Airlines	0.1
Options Purchased	0.0 *
Affiliated Mutual Fund	0.0 *

101.3
Liabilities in excess of other assets	(1.3)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$72,975	*	Due from/to broker-variation margin swaps	$20,284	*
Credit contracts	Premiums paid for OTC swap agreements	92,753		Premiums received for OTC swap agreements	108,493
Credit contracts	Unrealized appreciation on OTC swap agreements	244,256		Unrealized depreciation on OTC swap agreements	325,211
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	51		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	484,345		Unrealized depreciation on OTC forward foreign currency exchange contracts	335,725

See Notes to Financial Statements.

60

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$487,946	*	Due from/to broker-variation margin futures	$285,022	*
Interest rate contracts	Due from/to broker-variation margin swaps	1,262,398	*	Due from/to broker-variation margin swaps	449,486	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	4
Interest rate contracts	Unaffiliated investments	15,197		—	—
Interest rate contracts	Unrealized appreciation on OTC swap agreements	115,841		Unrealized depreciation on OTC swap agreements	9

		$2,775,762			$1,524,234

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(1,725)	$1,753	$—	$—	$(278,459)
Foreign exchange contracts	—	—	—	278,886	—
Interest rate contracts	(545)	88	780,771	—	(1,084,660)

Total	$(2,270)	$1,841	$780,771	$278,886	$(1,363,119)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$(90,178)
Foreign exchange contracts	—	—	337,143	—
Interest rate contracts	5,620	162,717	—	757,778

Total	$5,620	$162,717	$337,143	$667,600

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	61

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

(2) Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2020, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$1,127	$460,000	$14,710,384	$27,936,455	$13,184,604

Forward Foreign Currency Exchange Contracts—Sold(3)	Cross Currency Exchange Contracts(4)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$30,128,226	$68,306	$49,194,343	$4,651,173

Credit Default Swap Agreements— Sell Protection(2)	Currency Swap Agreements(2)	Inflation Swap Agreements(2)
$13,154,157	$97,000	$442,693

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$67,209	$(83,587)	$(16,378)	$—	$(16,378)
Barclays Bank PLC	42,344	(62,368)	(20,024)	—	(20,024)
BNP Paribas S.A.	22,639	(22,764)	(125)	—	(125)
Citibank, N.A.	377,203	(364,805)	12,398	—	12,398
Credit Suisse
International	12,645	(7,292)	5,353	—	5,353
Deutsche Bank AG	5,210	(60,902)	(55,692)	—	(55,692)

See Notes to Financial Statements.

62

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Goldman Sachs International	$18,039	$(7,663)	$10,376	$—	$10,376
HSBC Bank USA, N.A.	35,074	(54,710)	(19,636)	—	(19,636)
J.P. Morgan Securities LLC	—	(5,982)	(5,982)	—	(5,982)
JPMorgan Chase Bank, N.A.	294,576	(69,056)	225,520	—	225,520
Morgan Stanley & Co. International PLC	67,058	(23,104)	43,954	—	43,954
The Toronto-Dominion Bank	—	(4,908)	(4,908)	—	(4,908)
UBS AG	10,446	(2,301)	8,145	—	8,145

	$952,443	$(769,442)	$183,001	$—	$183,001

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	63

Statement of Assets and Liabilities (unaudited)

as of April 30, 2020

Assets
Investments at value:
Unaffiliated investments (cost $38,110,928)	$37,039,947
Affiliated investments (cost $2,948)	2,948
Foreign currency, at value (cost $23,708)	24,241
Receivable for investments sold	1,226,618
Deposit with broker for centrally cleared/exchange-traded derivatives	700,000
Unrealized appreciation on OTC forward foreign currency exchange contracts	484,345
Unrealized appreciation on OTC swap agreements	360,097
Dividends and interest receivable	303,613
Receivable for Fund shares sold	136,757
Premiums paid for OTC swap agreements	92,753
Due from Manager	11,924
Unrealized appreciation on OTC cross currency exchange contracts	51
Prepaid expenses and other assets	3,366

Total Assets	40,386,660

Liabilities
Loan payable	1,946,000
Payable for Fund shares reacquired	746,567
Unrealized depreciation on OTC forward foreign currency exchange contracts	335,725
Unrealized depreciation on OTC swap agreements	325,220
Payable to custodian	192,248
Premiums received for OTC swap agreements	108,497
Accrued expenses and other liabilities	101,891
Due to broker—variation margin futures	62,757
Due to broker—variation margin swaps	3,647
Payable for investments purchased	1,884
Dividends payable	1,157
Distribution fee payable	532
Affiliated transfer agent fee payable	176

Total Liabilities	3,826,301

Net Assets	$36,560,359

Net assets were comprised of:
Common stock, at par	$36,872
Paid-in capital in excess of par	37,062,939
Total distributable earnings (loss)	(539,452)

Net assets, April 30, 2020	$36,560,359

See Notes to Financial Statements.

64

Class A
Net asset value, offering price and redemption price per share, ($2,356,688 ÷ 237,684 shares of common stock issued and outstanding)	$9.92
Maximum sales charge (3.25% of offering price)	0.33

Maximum offering price to public	$10.25

Class C
Net asset value, offering price and redemption price per share, ($53,201 ÷ 5,366 shares of common stock issued and outstanding)	$9.91

Class Z
Net asset value, offering price and redemption price per share, ($5,829,294 ÷ 588,000 shares of common stock issued and outstanding)	$9.91

Class R6
Net asset value, offering price and redemption price per share, ($28,321,176 ÷ 2,856,137 shares of common stock issued and outstanding)	$9.92

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	65

Statement of Operations (unaudited)

Six Months Ended April 30, 2020

Net Investment Income (Loss)
Income
Interest income (net of $268 foreign withholding tax)	$526,390
Affiliated dividend income	9,645

Total income	536,035

Expenses
Management fee	91,327
Distribution fee(a)	2,873
Custodian and accounting fees	72,717
Registration fees(a)	34,941
Shareholders’ reports	22,716
Audit fee	20,080
Legal fees and expenses	9,040
Directors’ fees	5,616
Transfer agent’s fees and expenses (including affiliated expense of $437)(a)	3,671
Miscellaneous	8,819

Total expenses	271,800
Less: Fee waiver and/or expense reimbursement(a)	(160,867)

Net expenses	110,933

Net investment income (loss)	425,102

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(31,775)
Futures transactions	780,771
Forward currency contract transactions	278,886
Options written transactions	1,841
Swap agreement transactions	(1,363,119)
Foreign currency transactions	(148,117)

(481,513)

Net change in unrealized appreciation (depreciation) on:
Investments	(1,690,905)
Futures	162,717
Forward and cross currency contracts	337,143
Swap agreements	667,600
Foreign currencies	(2,202)

(525,647)

Net gain (loss) on investment and foreign currency transactions	(1,007,160)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(582,058)

See Notes to Financial Statements.

66

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	2,583	290	—	—
Registration fees	8,219	8,219	10,284	8,219
Transfer agent’s fees and expenses	1,134	99	2,384	54
Fee waiver and/or expense reimbursement	(15,891)	(8,503)	(31,233)	(105,240)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	67

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2020	Year Ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$425,102	$728,697
Net realized gain (loss) on investment and foreign currency transactions	(481,513)	1,577,839
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(525,647)	2,004,129

Net increase (decrease) in net assets resulting from operations	(582,058)	4,310,665

Dividends and Distributions
Distributions from distributable earnings
Class A	(71,120)	(8,727)
Class C	(1,563)	(847)
Class Z	(190,780)	(45,240)
Class R6	(1,069,334)	(1,566,074)

	(1,332,797)	(1,620,888)

Fund share transactions
Net proceeds from shares sold	12,379,078	5,835,407
Net asset value of shares issued in reinvestment of dividends and distributions	1,331,318	1,620,828
Cost of shares reacquired	(9,728,908)	(304,493)

Net increase (decrease) in net assets from Fund share transactions	3,981,488	7,151,742

Total increase (decrease)	2,066,633	9,841,519

Net Assets:
Beginning of period	34,493,726	24,652,207

End of period	$36,560,359	$34,493,726

See Notes to Financial Statements.

68

Notes to Financial Statements (unaudited)

Prudential Global Total Return Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company and currently consists of two funds: PGIM Global Total Return (USD Hedged) Fund and PGIM Global Total Return Fund, each of which are non-diversified funds for purposes of the 1940 Act. These financial statements relate only to the PGIM Global Total Return (USD Hedged) Fund (the “Fund”).

The investment objective of the Fund is total return, through a combination of current income and capital appreciation.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

PGIM Global Total Return (USD Hedged) Fund	69

Notes to Financial Statements (unaudited) (continued)

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing

70

derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under

PGIM Global Total Return (USD Hedged) Fund	71

Notes to Financial Statements (unaudited) (continued)

Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation)

72

on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes

PGIM Global Total Return (USD Hedged) Fund	73

Notes to Financial Statements (unaudited) (continued)

obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

74

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default

PGIM Global Total Return (USD Hedged) Fund	75

Notes to Financial Statements (unaudited) (continued)

swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Company, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the

76

Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2020, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and

PGIM Global Total Return (USD Hedged) Fund	77

Notes to Financial Statements (unaudited) (continued)

realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various

78

service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through PGIM Fixed Income and PGIM Limited, each of which is a business unit of PGIM, Inc. The subadvisory agreement provides that furnish investment advisory services in connection with the management of the Fund. In connection therewith, is obligated to keep certain books and records of the Fund. The Manager pays the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.50% of the Fund’s average daily net assets up to $2 billion and 0.485% of such assets in excess of $2 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.50% for the reporting period ended April 30, 2020.

The Manager has contractually agreed, through February 28, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.88% of average daily net assets for Class A shares, 1.63% of average daily net assets for Class C shares, 0.63% of average daily net assets for Class Z shares and 0.58% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and Class C shares, respectively.

PGIM Global Total Return (USD Hedged) Fund	79

Notes to Financial Statements (unaudited) (continued)

For the reporting period ended April 30, 2020, PIMS received $982 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2020, PIMS did not receive any contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Funds’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission, the Company’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended April 30, 2020, no 17a-7 transactions were entered into by the Fund.

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4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2020, were $10,029,489 and $5,084,269, respectively.

A summary of the cost of purchases and proceeds from sales of shares of an affiliated investment for the reporting period ended April 30, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$752,873	$9,752,172	$10,502,097	$—	$—	$2,948	2,948	$9,645
PGIM Institutional Money Market Fund*
6	—	6	—	—	—	—	—

$752,879	$9,752,172	$10,502,103	$—	$—	$2,948		$9,645

*	The Fund did not have any capital gain distributions during the reporting period.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2020 were as follows:

Tax Basis	$38,304,515

Gross Unrealized Appreciation	3,647,988
Gross Unrealized Depreciation	(3,673,277)

Net Unrealized Depreciation	$(25,289)

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the two fiscal years up to the most recent fiscal year ended October 31, 2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $1 million or more prior to July 15, 2019 ($500,000 or more on or after July 15, 2019) of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end

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Notes to Financial Statements (unaudited) (continued)

sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

The Company is authorized to issue 3.5 billion shares of common stock, $0.01 par value per share, 1.5 billion of which are designated as shares of the Fund. The shares are further classified and designated as follows:

Class A	200,000,000
Class C	300,000,000
Class Z	600,000,000
Class R6	400,000,000

As of April 30, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class C	1,108	21%
Class R6	2,840,734	99%

At reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
1	76%	1	17%

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2020:
Shares sold	77,183	$759,023
Shares issued in reinvestment of dividends and distributions	6,975	71,006
Shares reacquired	(41,675)	(417,078)

Net increase (decrease) in shares outstanding	42,483	$412,951

Year ended October 31, 2019:
Shares sold	198,368	$2,050,700
Shares issued in reinvestment of dividends and distributions	861	8,667
Shares reacquired	(9,234)	(95,566)

Net increase (decrease) in shares outstanding	189,995	$1,963,801

Class C
Six months ended April 30, 2020:
Shares sold	10,450	$108,902
Shares issued in reinvestment of dividends and distributions	146	1,486
Shares reacquired	(8,988)	(90,071)

Net increase (decrease) in shares outstanding	1,608	$20,317

Year ended October 31, 2019:
Shares sold	2,406	$25,000
Shares issued in reinvestment of dividends and distributions	88	847
Shares reacquired	(545)	(5,330)

Net increase (decrease) in shares outstanding	1,949	$20,517

Class Z
Six months ended April 30, 2020:
Shares sold	1,130,879	$11,364,606
Shares issued in reinvestment of dividends and distributions	18,698	189,492
Shares reacquired	(930,959)	(9,215,640)

Net increase (decrease) in shares outstanding	218,618	$2,338,458

Year ended October 31, 2019:
Shares sold	367,191	$3,745,707
Shares issued in reinvestment of dividends and distributions	4,430	45,240
Shares reacquired	(19,561)	(203,597)

Net increase (decrease) in shares outstanding	352,060	$3,587,350

Class R6
Six months ended April 30, 2020:
Shares sold	14,290	$146,547
Shares issued in reinvestment of dividends and distributions	104,962	1,069,334
Shares reacquired	(614)	(6,119)

Net increase (decrease) in shares outstanding	118,638	$1,209,762

Year ended October 31, 2019:
Shares sold	1,336	$14,000
Shares issued in reinvestment of dividends and distributions	161,224	1,566,074

Net increase (decrease) in shares outstanding	162,560	$1,580,074

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group

PGIM Global Total Return (USD Hedged) Fund	83

Notes to Financial Statements (unaudited) (continued)

of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA

Term of Commitment	10/3/2019 – 10/1/2020

Total Commitment	$ 1,222,500,000*

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

*	Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2020. The average daily balance for the 1 days that the Fund had loans outstanding during the period was approximately $1,946,000, borrowed at a weighted average interest rate of 1.53%. The maximum loan outstanding amount during the period was $1,946,000. At April 30, 2020, the Fund had an outstanding loan balance of $1,946,000.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held

84

by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk”. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all

PGIM Global Total Return (USD Hedged) Fund	85

Notes to Financial Statements (unaudited) (continued)

or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

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Non-diversification Risk: A non-diversified Fund may invest a greater percentage of its assets in the securities of a single company or industry than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

PGIM Global Total Return (USD Hedged) Fund	87

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2020	Year Ended October 31, 2019	December 12, 2017(a) through October 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.43	$9.48	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.10	0.18	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.24)	1.33	(0.42)
Total from investment operations	(0.14)	1.51	(0.26)
Less Dividends and Distributions:
Dividends from net investment income	(0.26)	(0.56)	(0.26)
Distributions from net realized gains	(0.11)	-	-
Total dividends and distributions	(0.37)	(0.56)	(0.26)
Net asset value, end of period	$9.92	$10.43	$9.48
Total Return(c):	(1.40)%	16.40%	(2.65)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,357	$2,036	$49
Average net assets (000)	$2,078	$234	$46
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.88% (e)	0.88%	0.88% (e)
Expenses before waivers and/or expense reimbursement	2.42% (e)	8.27%	80.88% (e)
Net investment income (loss)	2.06% (e)	1.69%	1.86% (e)
Portfolio turnover rate(f)	17%	31%	67%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

88

Class C Shares
	Six Months Ended April 30, 2020	Year Ended October 31, 2019	December 12, 2017(a) through October 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.43	$9.48	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.07	0.17	0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.26)	1.27	(0.43)
Total from investment operations	(0.19)	1.44	(0.33)
Less Dividends and Distributions:
Dividends from net investment income	(0.22)	(0.49)	(0.19)
Distributions from net realized gains	(0.11)	-	-
Total dividends and distributions	(0.33)	(0.49)	(0.19)
Net asset value, end of period	$9.91	$10.43	$9.48
Total Return(c):	(1.87)%	15.59%	(3.29)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$53	$39	$17
Average net assets (000)	$58	$16	$13
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.63% (e)	1.63%	1.63% (e)
Expenses before waivers and/or expense reimbursement	30.89% (e)	97.66%	290.47% (e)
Net investment income (loss)	1.30% (e)	1.70%	1.13% (e)
Portfolio turnover rate(f)	17%	31%	67%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	89

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2020	Year Ended October 31, 2019	December 12, 2017(a) through October 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.43	$9.48	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.11	0.18	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.25)	1.36	(0.42)
Total from investment operations	(0.14)	1.54	(0.24)
Less Dividends and Distributions:
Dividends from net investment income	(0.27)	(0.59)	(0.28)
Distributions from net realized gains	(0.11)	-	-
Total dividends and distributions	(0.38)	(0.59)	(0.28)
Net asset value, end of period	$9.91	$10.43	$9.48
Total Return(c):	(1.38)%	16.71%	(2.44)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,829	$3,854	$164
Average net assets (000)	$6,045	$1,214	$160
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.63% (e)	0.63%	0.63% (e)
Expenses before waivers and/or expense reimbursement	1.67% (e)	3.11%	24.70% (e)
Net investment income (loss)	2.27% (e)	1.72%	2.11% (e)
Portfolio turnover rate(f)	17%	31%	67%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

90

Class R6 Shares
	Six Months Ended April 30, 2020	Year Ended October 31, 2019	December 12, 2017(a) through October 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.43	$9.48	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.12	0.26	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.25)	1.28	(0.42)
Total from investment operations	(0.13)	1.54	(0.24)
Less Dividends and Distributions:
Dividends from net investment income	(0.27)	(0.59)	(0.28)
Distributions from net realized gains	(0.11)	-	-
Total dividends and distributions	(0.38)	(0.59)	(0.28)
Net asset value, end of period	$9.92	$10.43	$9.48
Total Return(c):	(1.25)%	16.79%	(2.40)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$28,321	$28,565	$24,421
Average net assets (000)	$28,550	$26,482	$24,571
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.58% (e)	0.58%	0.58% (e)
Expenses before waivers and/or expense reimbursement	1.32% (e)	1.49%	1.67% (e)
Net investment income (loss)	2.36% (e)	2.66%	2.14% (e)
Portfolio turnover rate(f)	17%	31%	67%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	91

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Fund’s Board of Directors (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Fund’s Board.

At a meeting of the Board of Directors on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from the inception of the Fund’s program on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

92

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income PGIM Limited	655 Broad Street Newark, NJ 07102 Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Global Total Return (USD Hedged) Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM GLOBAL TOTAL RETURN (USD HEDGED) FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PHEAX	PHECX	PHEZX	PHEQX
CUSIP	74439A707	74439A806	74439A871	74439A889

MF238E2

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)There has been no significant change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant's internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)(1) Code of Ethics – Not required, as this is not an annual filing.

(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(4)Registrant's Independent Public Accountant, attached as Exhibit 99.ACCT.

(b)Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Global Total Return Fund, Inc.
By:	/s/ Andrew R. French
Andrew R. French
Secretary
Date:	June 17, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer
Date:	June 17, 2020
By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer
Date:	June 17, 2020